  As filed with the Securities and Exchange Commission on October 16, 1997.

                                                         File No. 33-73570
                                                                  811-4372

                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D. C. 20549

                             FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                                    [ ]

     Post-Effective Amendment No. 21                                [X]


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 81                                               [X]

                    HARTFORD LIFE INSURANCE COMPANY
                        SEPARATE ACCOUNT TWO
                     (Exact Name of Registrant)

                    HARTFORD LIFE INSURANCE COMPANY
                         (Name of Depositor)

                            P.O. BOX 2999
                       HARTFORD, CT  06104-2999
              (Address of Depositor's Principal Offices)

                           (860) 843-6731

          (Depositor's Telephone Number, Including Area Code)


                        LESLIE T. SOLER, ESQ.
                            HARTFORD LIFE

                             P.O. BOX 2999
                       HARTFORD, CT  06104-2999
               (Name and Address of Agent for Service)


It is proposed that this filing will become effective:


/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 17, 1997 pursuant to paragraph (b) of Rule 485


/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on October 17, 1997 pursuant to paragraph (a)(1) of Rule 485


/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


PURSUANT TO RULE 24F-2(a)(1)[nb]UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. THE RULE 24F-2 NOTICE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON OR ABOUT FEBRUARY 28, 1997.

                            CROSS REFERENCE SHEET
                           PURSUANT TO RULE 495(a)


    N-4 Item No.                         Prospectus Heading
   --------------                        ------------------

1.   Cover Page                       Hartford Life Insurance Company -
                                      Separate Account Two

2.   Definitions                      Glossary of Special Terms

3.   Synopsis or Highlights           Introduction

4.   Condensed Financial              Yield Information
     Information

5.   General Description of           Hartford, Separate Account Two,
     Registrant                       the Fixed Account, and the Funds

6.   Deductions                       Charges Under the Contract

7.   General Description of           The Contracts, Separate Account, the
     Annuity Contracts                Fixed Account, and Surrender Benefits

8.   Annuity Period                   Annuity Benefits

9.   Death Benefit                    Death Benefits

10.  Purchases and Contract Value     The Contract, Contracts Offered, Premium
                                      Payments and Initial Allocations and
                                      Contract Value

11.  Redemptions                      Surrender Benefits

12.  Taxes                            Federal Tax Considerations

13.  Legal Proceedings                Legal Matters & Experts

14.  Table of Contents of the         Table of Contents to
     Statement of Additional          Statement of Additional
     Information                      Information Hartford

15.  Cover Page                       Part B; Statement of Additional
                                      Information

16.  Table of Contents                Table of Contents

17.  General Information and History  Introduction

18.  Services                         None

19.  Purchase of Securities           Distribution of Contracts
     being Offered

20.  Underwriters                     Distribution of Contracts

21.  Calculation of Performance Data  Calculation of Yield and Return

22.  Annuity Payments                 Annuity Benefits

23.  Financial Statements             Financial Statements

24.  Financial Statements and         Financial Statements and
     Exhibits                         Exhibits

25.  Directors and Officers of the    Directors and Officers of the
     Depositor                        Depositor

26.  Persons Controlled by or Under   Persons Controlled by or Under
     Common Control with the          Common Control with the Depositor
     Depositor or Registrant          or Registrant

27.  Number of Contract Owners        Number of Contract Owners

28.  Indemnification                  Indemnification

29.  Principal Underwriters           Principal Underwriters

30.  Location of Accounts and         Location of Accounts and
     Records                          Records

31.  Management Services              Management Services

32.  Undertakings                     Undertakings

                                 THE DIRECTOR
                             SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 5085
                       HARTFORD, CONNECTICUT 06102-5085
                      TELEPHONE: 1-800-862-6668 (CONTRACT
                                    OWNERS)
[LOGO]            1-800-862-7155 (INVESTMENT REPRESENTATIVES)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes The Director, an individual and group tax deferred variable annuity contract designed for retirement planning purposes ("Contracts").

The Contracts are issued by Hartford Life Insurance Company ("Hartford"). Payments for the Contracts will be held in a series of Hartford Life Insurance Company Sepa-

rate Account Two (the "Separate Account") or in the Fixed Account of Hartford. Allocations to and transfers to and from the Fixed Account are not permitted in certain states.

The following Sub-Accounts are available under the Contracts. Opposite each Sub-Account is the name of the underlying investment for that Sub-Account.


Advisers Fund Sub-Account                     --   shares of Hartford Advisers Fund, Inc. ("Advisers Fund")

Bond Fund Sub-Account                         --   shares of Hartford Bond Fund, Inc. ("Bond Fund")

Capital Appreciation Fund Sub-Account         --   shares of Hartford Capital Appreciation Fund, Inc.
                                                   ("Capital Appreciation Fund")

Dividend and Growth Fund Sub-Account          --   shares of Hartford Dividend and Growth Fund, Inc.
                                                   ("Dividend and Growth Fund")

Index Fund Sub-Account                        --   shares of Hartford Index Fund, Inc. ("Index Fund")

International Advisers Fund Sub-Account       --   shares of Hartford International Advisers Fund, Inc.
                                                   ("International Advisers Fund")

International Opportunities Fund Sub-Account  --   shares of Hartford International Opportunities Fund, Inc.
                                                   ("International Opportunities Fund")

Money Market Fund Sub-Account                 --   shares of HVA Money Market Fund, Inc. ("Money Market
                                                   Fund")

Mortgage Securities Fund Sub-Account          --   shares of Hartford Mortgage Securities Fund, Inc.
                                                   ("Mortgage Securities Fund")

Small Company Fund Sub-Account                --   shares of Hartford Small Company Fund, Inc. ("Small
                                                   Company Fund")

MidCap Fund Sub-Account                       --   shares of Hartford MidCap Fund, Inc. ("MidCap Fund")

Stock Fund Sub-Account                        --   shares of Hartford Stock Fund, Inc. ("Stock Fund")



This Prospectus sets forth the information concerning the Separate Account and the Fixed Account, where available, that investors should know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Account and the Fixed Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information send a written request to, or call Hartford Life Insurance Company, Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085. The Table of Contents for the Statement of Additional Information may be found on page 28 of this Prospectus. The Statement of Additional Information is incorporated by reference to this Prospectus.


--------------------------------------------------------------------------------
VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
   ACCURACY OR ADEQUACY   OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

PROSPECTUS DATED: OCTOBER 17, 1997


STATEMENT OF ADDITIONAL INFORMATION DATED: OCTOBER 17, 1997

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 GLOSSARY OF SPECIAL TERMS.............................................    3
 FEE TABLE.............................................................    5
 ACCUMULATION UNIT VALUES..............................................    6
 INTRODUCTION..........................................................    7
 HARTFORD, SEPARATE ACCOUNT TWO, THE FIXED ACCOUNT AND THE FUNDS.......    7
   Hartford Life Insurance Company.....................................    7
   Separate Account Two................................................    8
   The Funds...........................................................    8
   The Fixed Account...................................................   10
   Performance Related Information.....................................   11
 THE CONTRACTS.........................................................   11
   Contracts Offered...................................................   11
   Premium Payments and Initial Allocations............................   12
   Contract Value......................................................   12
   Transfers Between the Sub-Accounts/Fixed Account....................   13
   Charges Under the Contracts.........................................   13
   Waiver of Sales Charge..............................................   15
   Death Benefits......................................................   15
   Surrender Benefits..................................................   16
   Annuity Benefits....................................................   17
   Other Information...................................................   19
 FEDERAL TAX CONSIDERATIONS............................................   19
   A. General..........................................................   19
   B. Taxation of Hartford and the Separate Account....................   20
   C. Taxation of Annuities -- General Provisions Affecting Purchasers
 other than Qualified Retirement Plans.................................   20
   D. Federal Income Tax Withholding...................................   23
   E. General Provisions Affecting Qualified Retirement Plans..........   23
   F. Annuity Purchases by Nonresident Aliens and Foreign
 Corporations..........................................................   23
 MISCELLANEOUS.........................................................   23
   How Contracts Are Sold..............................................   23
   Legal Matters and Experts...........................................   23
   Additional Information..............................................   24
 APPENDIX I INFORMATION REGARDING TAX QUALIFIED PLANS..................   25
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION.............   28

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.

ANNUAL WITHDRAWAL AMOUNT: The amount which can be withdrawn in any Contract Year prior to incurring surrender charges.

ANNUITANT: The person or Participant upon whose life the Contract is issued.

ANNUITY: A series of payments for life, or for life with a minimum number of payments or a determinable sum guaranteed, or for a joint lifetime and thereafter during the lifetime of the survivor, or for a designated period.

ANNUITY COMMENCEMENT DATE: The date on which Annuity payments are to commence. Under a group unallocated Contract, the date for each Participant is determined by the Contract Owner in accordance with the terms of the Plan.

ANNUITY UNIT: An accounting unit of measure used to calculate the value of Annuity payments.

BENEFICIARY: The person(s) who receive Contract Values in the event of the Annuitant's or Contract Owner's death under certain conditions. Under a group unallocated Contract, the person named by the Participant within the Plan documents/enrollment forms who is entitled to receive benefits in case of the death of the Participant.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTINGENT ANNUITANT: The person so designated by the Contract Owner, who upon the Annuitant's death, prior to the Annuity Commencement Date, becomes the Annuitant.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT OWNER(S): The owner(s) of the Contract, trustee or other entity, sometimes herein referred to as "you".

CONTRACT VALUE: The aggregate value of any Sub-Account Accumulation Units held under the Contract plus the value of the Fixed Account.

CONTRACT YEAR: A period of 12 months commencing with the Contract Date or any anniversary thereof.

DEATH BENEFIT: The amount payable upon the death of a Contract Owner, Annuitant or Participant, in the case of group Contracts, before annuity payments have commenced.

FIXED ACCOUNT: Part of the General Account of Hartford to which a Contract Owner may allocate all or a portion of his Premium Payment or Contract Value.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

FUNDS: The Funds described commencing on page 8 of this Prospectus and any additional Funds which may be made available from time to time.

GENERAL ACCOUNT: The General Account of Hartford which consists of all assets of the Hartford other than those allocated to the separate accounts of the Hartford.

HARTFORD: Hartford Life Insurance Company.

HOME OFFICE OF THE COMPANY: Currently located at 200 Hopmeadow Street, Simsbury, CT. All correspondence concerning this Contract should be sent to P.O. Box 5085, Hartford, CT 06102-5085, Attn: Individual Annuity Services.


MAXIMUM ANNIVERSARY VALUE: Value used in determining the Death Benefit. It is based on a series of calculations of Account Values on Contract Anniversaries, premium payments and partial surrenders, as described on page 16.


NON-QUALIFIED CONTRACT: A Contract which is not part of a tax-qualified retirement plan or arrangement which qualifies for special tax treatment under the Code.

PARTICIPANT: (For Group Unallocated Contracts Only) -- Any eligible employee of an Employer/Contract Owner participating in the Plan.

PLAN: A voluntary plan of an employer or other person which qualifies for special tax treatment under the Code.

PREMIUM PAYMENT: The payment made to Hartford pursuant to the terms of the Contract.

PREMIUM TAX: A tax on premiums charged by a state or municipality on Premium Payments or Contract Values.

QUALIFIED CONTRACT: A Contract which is part of a tax-qualified retirement plan or arrangement which qualifies for special tax treatment under the Code, such as an employer-sponsored Section401(k) plan or an Individual Retirement Annuity
(IRA).

SEPARATE ACCOUNT: The Hartford separate account entitled "Hartford Life Insurance Company Separate Account Two".

SUB-ACCOUNT: Accounts established within the Separate Account with respect to a Fund.

TERMINATION VALUE: The Contract Value upon termination of the Contract prior to the Annuity Commencement Date, less any applicable Premium Taxes, the Annual Maintenance Fee and any applicable contingent deferred sales charges.

UNALLOCATED CONTRACTS: Contracts issued to employers, or other entity, as Contract Owner under which no allocation of Contract Values is made for a specific Participant. The Plans will be responsible for the individual allocations.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets of the Separate Account.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

                                   FEE TABLE
                                    SUMMARY

                        Contract Owner Transaction Expenses
                               (All Sub-Accounts)

 Sales Load Imposed on Purchases (as a percentage of premium
    payments)......................................................    None
 Exchange Fee......................................................  $    0
 Deferred Sales Load (as a percentage of amounts withdrawn)
     First Year (1)................................................       6%
     Second Year...................................................       6%
     Third Year....................................................       5%
     Fourth Year...................................................       5%
     Fifth Year....................................................       4%
     Sixth Year....................................................       3%
     Seventh Year..................................................       2%
     Eighth Year...................................................       0%
 Annual Contract Fee (2)...........................................  $   30
 Annual Expenses-Separate Account (as percentage of average account value)
     Mortality and Expense Risk....................................   1.250%

                         Annual Fund Operating Expenses
                        (as a percentage of net assets)


                                                                        TOTAL FUND
                                                  MANAGEMENT   OTHER    OPERATING
                                                     FEES     EXPENSES   EXPENSES
                                                  ----------  --------  ----------
 Hartford Bond Fund..............................   0.490%     0.030%     0.520%
 Hartford Stock Fund.............................   0.441%     0.016%     0.457%
 HVA Money Market Fund...........................   0.423%     0.021%     0.444%
 Hartford Advisers Fund..........................   0.615%     0.017%     0.632%
 Hartford Capital Appreciation Fund..............   0.629%     0.017%     0.646%
 Hartford Mortgage Securities Fund...............   0.424%     0.029%     0.453%
 Hartford Index Fund.............................   0.374%     0.019%     0.393%
 Hartford International Opportunities Fund.......   0.691%     0.095%     0.786%
 Hartford Dividend & Growth Fund.................   0.709%     0.017%     0.726%
 Hartford International Advisers Fund............   0.746%     0.214%     0.960%
 Hartford MidCap Fund (3)........................   0.520%     0.150%     0.670%
 Hartford Small Company Fund.....................   0.750%     0.040%     0.790%


------------------------------

(1) Length of time from premium payment.
(2) The annual contract fee is a single $30 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. Pursuant to requirements of the 1940 Act, the policy fees has been reflected in the Examples by a method intended to show the "average" impact of the policy fee on an investment in the Separate Account. The Policy Fee is deducted only when the accumulated value is $50,000 or less. In the Example, the annual contract fee is approximately as a 0.06% annual asset charge based on the experience of the Contracts.

(3) Hartford MidCap Fund is a new Fund. Operating expenses are based on annualized estimates of such expenses to be incurred in the current fiscal year. HL Investment Advisors, Inc. has agreed to waive its fees for the MidCap Fund until the assets of the Fund (excluding assets contributed by companies affiliated with HL Investment Advisors, Inc.) first reach $20 million. Absent this waiver, the investment advisory fee would be 0.575% annually and total fund operating expense ratio would be 0.900% (annualized).


EXAMPLE


                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period you would pay the     time period you would pay the     following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:

 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Hartford Bond Fund...........  $ 79   $ 108   $ 140    $ 216     $ 18   $  57   $  99    $ 215     $ 19   $  58   $ 100    $ 216
 Hartford Stock Fund..........    78     106     137      209       17      55      96      209       18      56      97      209
 HVA Money Market Fund........    78     106     136      208       17      55      95      207       18      56      96      208
 Hartford Advisers Fund.......    80     112     146      228       19      61     105      227       20      62     106      228
 Hartford Capital Appreciation
   Fund.......................    80     112     146      230       19      61     106      229       20      62     106      230
 Hartford Mortgage Securities
   Fund.......................    78     106     136      209       17      55      96      208       18      56      96      209
 Hartford Index Fund..........    77     104     133      202       17      53      92      202       17      54      93      202
 Hartford International
   Opportunities Fund.........    81     116     154      245       21      66     113      244       21      66     114      245
 Hartford Dividend & Growth
   Fund.......................    81     114     151      238       20      64     110      237       21      64     111      238
 Hartford International
   Advisers Fund..............    83     122     163      263       23      71     122      262       23      72     123      263
 Hartford MidCap Fund.........    80     113     N/A      N/A       19      62     N/A      N/A       20      63     N/A      N/A
 Hartford Small Company
   Fund.......................    81     116     N/A      N/A       21      66     N/A      N/A       21      64     N/A      N/A


    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


    The following information has been examined by Arthur Andersen LLP, independent public accountants, whose report thereon is included in the Statement of Additional information, which is incorporated by reference to this Prospectus. No information is included for the MidCap Fund Sub-Account because as of December 31, 1996, the Sub-Account had not commenced operations.

                                                                                  YEAR ENDED DECEMBER 31,
                                                            -------------------------------------------------------------------
                                                             1996     1995        1994        1993     1992     1991     1990
                                                            -------  -------     -------     -------  -------  -------  -------
BOND FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.880   $1.607      $1.694      $1.556   $1.493   $1.298   $1.212
Accumulation unit value at end of period..................   $1.922   $1.880      $1.607      $1.694   $1.556   $1.493   $1.298
Number accumulation units outstanding at end of period (in
 thousands)...............................................   96,857   99,377      85,397      79,080   41,204   25,267   14,753
STOCK FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $2.887   $2.180      $2.250      $1.993   $1.834   $1.490   $1.569
Accumulation unit value at end of period..................   $3.546   $2.887      $2.180      $2.250   $1.993   $1.834   $1.490
Number accumulation units outstanding at end of period (in
 thousands)...............................................  333,176  285,640     248,563     203,873  121,100   72,780   31,149
MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.528   $1.462      $1.424      $1.401   $1.369   $1.307   $1.225
Accumulation unit value at end of period..................   $1.587   $1.528      $1.462      $1.424   $1.401   $1.369   $1.307
Number accumulation units outstanding at end of period (in
 thousands)...............................................  151,978  102,635     138,396     102,328   78,664   60,774   67,059
ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $2.523   $1.991      $2.072      $1.870   $1.748   $1.470   $1.470
Accumulation unit value at end of period..................   $2.905   $2.523      $1.991      $2.072   $1.870   $1.748   $1.470
Number accumulation units outstanding at end of period (in
 thousands)...............................................  953,998  888,803     858,014     688,865  295,387  166,408  101,758
U.S. GOVERNMENT MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.468   $1.409      $1.376      $1.357   $1.331   $1.276   $1.202
Accumulation unit value at end of period..................   $1.521   $1.468      $1.409      $1.376   $1.357   $1.331   $1.276
Number accumulation units outstanding at end of period (in
 thousands)...............................................       46       48          48          52      161      213      243
CAPITAL APPRECIATION FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $3.364   $2.615      $2.583      $2.165   $1.874   $1.231   $1.400
Accumulation unit value at end of period..................   $4.010   $3.364      $2.615      $2.583   $2.165   $1.874   $1.231
Number accumulation units outstanding at end of period (in
 thousands)...............................................  330,580  292,671     220,936     160,934   75,653   39,031   10,501
MORTGAGE SECURITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.878   $1.637      $1.685      $1.604   $1.552   $1.370   $1.264
Accumulation unit value at end of period..................   $1.949   $1.878      $1.637      $1.685   $1.604   $1.552   $1.370
Number accumulation units outstanding at end of period (in
 thousands)...............................................   89,098  101,881     112,417     138,666   98,494   46,464   18,632
INDEX FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $2.359   $1.750      $1.755      $1.629   $1.544   $1.207   $1.274
Accumulation unit value at end of period..................   $2.845   $2.359      $1.750      $1.755   $1.629   $1.544   $1.207
Number accumulation units outstanding at end of (in
 thousands)...............................................   87,611   65,954      50,799      46,504   29,723   15,975   10,015
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
Accumulation unit value at end of period..................   $1.329   $1.181      $1.220      $0.924   $0.979   $0.877   $1.000(c)
Accumulation unit value at end of period..................   $1,482   $1.329      $1.181      $1.220   $0.924   $0.979   $0.877
Number accumulation units outstanding at end of period (in
 thousands)...............................................  266,962  238,086     246,259     132,795   32,597   13,109    2,892
DIVIDEND & GROWTH FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.359   $1.009      $1.000(d)
Accumulation unit value at end of period..................   $1.650   $1.359      $1.009
Number accumulation units outstanding at end of period (in
 thousands)...............................................  190,958   83,506      29,146
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.146   $1,000(e)
Accumulation unit value at end of period..................   $1.266   $1.146
Number accumulation units outstanding at end of period (in
 thousands)...............................................   23,174    6,577
SMALL COMPANY FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $0.000   $0.000(f)
Accumulation unit value at end of period..................   $1.066   $0.000
Number accumulation units outstanding at end of period (in
 thousands)...............................................   12,563        0

                                                                1989     1988     1987        1986
                                                               -------  -------  -------     -------
BOND FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............      $1.095   $1.031   $1.044      $1.000(a)
Accumulation unit value at end of period..................      $1.212   $1.095   $1.031      $1.044
Number accumulation units outstanding at end of period (in
 thousands)...............................................       9,267    5,786    3,576         802
STOCK FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............      $1.261   $1.073   $1.031      $1.000(a)
Accumulation unit value at end of period..................      $1.569   $1.261   $1.073      $1.031
Number accumulation units outstanding at end of period (in
 thousands)...............................................      30,096    9.158    9,229       1,250
MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............      $1.136   $1.071   $1.019      $1.000(a)
Accumulation unit value at end of period..................      $1.225   $1.136   $1.071      $1.019
Number accumulation units outstanding at end of period (in
 thousands)...............................................      28,291   29,043   11,633         243
ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............      $1.223   $1.085   $1.036      $1.000(a)
Accumulation unit value at end of period..................      $1.470   $1.223   $1.085      $1.036
Number accumulation units outstanding at end of period (in
 thousands)...............................................      79,738   56.584   56,332       9,405
U.S. GOVERNMENT MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............      $1.122   $1.062   $1.018      $1.000(a)
Accumulation unit value at end of period..................      $1.202   $1.122   $1.062      $1.018
Number accumulation units outstanding at end of period (in
 thousands)...............................................         297      281      187          10
CAPITAL APPRECIATION FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............      $1.142   $0.916   $0.969      $1.000(a)
Accumulation unit value at end of period..................      $1.400   $1.142   $0.916      $0.969
Number accumulation units outstanding at end of period (in
 thousands)...............................................       8,041    3,606    2,989         431
MORTGAGE SECURITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............      $1.132   $1.057   $1.043      $1.000(a)
Accumulation unit value at end of period..................      $1.264   $1.132   $1.057      $1.043
Number accumulation units outstanding at end of period (in
 thousands)...............................................      12,248   11,061    9,397       3,773
INDEX FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............      $0.989   $0.862   $1.000(b)       --
Accumulation unit value at end of period..................      $1.274   $0.989   $0.862          --
Number accumulation units outstanding at end of (in
 thousands)...............................................       6,306    2,868    1,758          --
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
Accumulation unit value at end of period..................          --       --       --          --
Accumulation unit value at end of period..................          --       --       --          --
Number accumulation units outstanding at end of period (in
 thousands)...............................................          --       --       --          --
DIVIDEND & GROWTH FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............
Accumulation unit value at end of period..................
Number accumulation units outstanding at end of period (in
 thousands)...............................................
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............
Accumulation unit value at end of period..................
Number accumulation units outstanding at end of period (in
 thousands)...............................................
SMALL COMPANY FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............
Accumulation unit value at end of period..................
Number accumulation units outstanding at end of period (in
 thousands)...............................................

(a) Inception date August 1, 1986.

(b) Inception date May 1, 1987.

(c) Inception date July 2, 1990.

(d) Inception date March 8, 1994.

(e) Inception date March 1, 1995.

(f) Inception date August 9, 1996.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                                  INTRODUCTION

    This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing an individual or group tax deferred Variable Annuity Contract offered by Hartford Life Insurance Company ("Hartford") in the Fixed Account and/or a series of Separate Account Two. (See "Hartford Life Insurance Company," page 7; "The Contracts," page 11; and "The Separate Account," page 8.) Please read the Glossary of Special Terms on pages 3 and 4 prior to reading this Prospectus to familiarize yourself with the terms being used.

    The Contracts are available for purchase by individuals and groups on both a non-qualified and qualified basis. The maximum issue age for the Contract is 85 years old. (See "The Contracts," page 11.) Generally, the minimum initial Premium Payment is $1,000. Thereafter, the minimum payment is $500. There is no deduction for sales expenses from Premium Payments when made. A deduction will be made for state Premium Taxes for Contracts sold in certain states. (See "Charges Under the Contracts," page 13.)

    Generally, the Contracts are purchased by completing and submitting an application or an order to purchase, along with the initial Premium Payment, to Hartford for its approval. Generally, a Contract Owner may exercise his right to cancel the Contract within ten days of delivery of the Contract by returning the Contract to Hartford at its Home Office. If the Contract Owner exercises his right to cancel, Hartford will return either the Contract Value or the original Premium Payments to the Contract Owner. The duration of the right to cancel period and Hartford's obligation to either return the Contract Value of the original Premium Payment will depend on state law.


    The investment options for the Contracts are the Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Advisers Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford MidCap Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Small Company Fund, Inc., Hartford Stock Fund, Inc., HVA Money Market Fund, Inc., and such other funds as shall be offered from time to time (the "Funds"), and the Fixed Account. (See "The Funds," page 8, and "The Fixed Account," page 10.) With certain limitations, Contract Owners may allocate their Premium Payments and Contract Values to one or a combination of these investment options and transfer among the investment options. (See "Transfers Between Sub-Accounts/Fixed Account," page 13.)


    An Annual Maintenance Fee in the amount of $30.00 is deducted from Contract Values each Contract Year (not applicable to Contracts with Account Values of $50,000 or more or under other circumstances at the sole discretion of Hartford) and there is a 1.25% per annum mortality and expense risk charge applied against all Contract Values held in the Separate Account. (See "Charges Under the Contracts," page 13). Finally, the Funds are subject to certain fees, charges and expenses (see the Funds' prospectus attached hereto).

    The Contracts may be surrendered, or portions of the value of the Contracts may be withdrawn, at any time prior to the Annuity Commencement Date. (See "Surrender Benefits," page 16.) However, a contingent deferred sales charge may be assessed against Contract Values when they are surrendered. Contingent deferred sales charges will not be assessed in certain instances, including withdrawals up to the annual withdrawal amount and the payment of Death Benefits. (See "Charges Under the Contracts," page 13.)


    The Contract provides for a minimum Death Benefit in the event of the death of the Annuitant or Contract Owner before Annuity payments have commenced (see "Death Benefits," page 15). Various annuity options are available under the Contract for election by the Contract Owner on either a fixed or variable basis. In the absence of an annuity option election, the Contract Value (less applicable Premium Taxes) will be applied on the Annuity Commencement Date to provide a life annuity with 120 monthly payments certain (see "Annuity Benefits," page 17).


    The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the premium payment. This additional percentage of premium payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or financial institutions affiliated therewith) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


                           HARTFORD, SEPARATE ACCOUNT
                            TWO, THE FIXED ACCOUNT,
                                 AND THE FUNDS

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.



                                HARTFORD RATING



                          EFFECTIVE
                           DATE OF
     RATING AGENCY          RATING     RATING        BASIS OF RATING
------------------------  ----------  ---------  ------------------------
A.M. Best and Company,
 Inc....................      9/9/97         A+  Financial soundness and
                                                  operating performance.
Standard & Poor's.......      7/2/97         AA  Claims paying ability
Duff & Phelps...........     2/24/97        AA+  Claims paying ability


                              SEPARATE ACCOUNT TWO

    The Separate Account was established on June 2, 1986. It is the Separate Account in which Hartford sets aside and invests the assets attributable to variable annuity Contracts, including the Contracts sold under this Prospectus. Separate Account assets are held by Hartford under a safekeeping arrangement. Although the Separate Account is an integral part of Hartford, it is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not, however, involve Commission supervision of the management or the investment practices or policies of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law.

    Your investment in the Separate Account is allocated to one or more Sub-Accounts as per your specifications. Each Sub-Account is invested exclusively in the assets of one underlying Fund. Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Commission.

    Net Premium Payments and proceeds of transfers between Sub-Accounts are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Fund are reinvested at net asset value. The value of your investment will therefore vary in accordance with the net income and fluctuation in the individual investments within the underlying Fund portfolio or portfolios. During the Variable Annuity payout period, both your Annuity payments and reserve values will vary in accordance with these factors.

    Under Connecticut law, the assets of the Separate Account attributable to the Contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account, are, in accordance with the Contracts, credited to or charged against the Separate Account. Also, the assets in the Separate Account are not chargeable with liabilities arising out of any other business Hartford may conduct. Contract Values allocated to the Separate Account is not affected by the rate of return of Hartford's General Account, nor by the investment performance of any of Hartford's other separate accounts. The Separate Account may be subject to liabilities arising from a Sub-Account of the Separate Account whose assets are attributable to other variable annuity Contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus. However, all obligations arising under the Contracts are general corporate obligations of Hartford.

    Hartford does not guarantee the investment results of the Separate Accounts or any of the underlying investments. There is no assurance that the value of a Contract during the years prior to retirement or the aggregate amount of the Variable Annuity payments will equal the total of Premium Payments made under the Contract. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks are more fully described in the accompanying Funds' prospectus.

                                   THE FUNDS

    All of the Funds are sponsored by Hartford and are incorporated under the laws of the State of Maryland. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each of the Hartford Funds.


    Wellington Management Company, L.L.P. serves as sub-investment adviser for Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford MidCap Fund, Hartford Small Company Fund and Hartford Stock Fund.


    In addition, HL Advisors has entered an investment services agreement with The Hartford Investment Management Company, Inc. ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund and HVA Money Market Fund.

    A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Funds' Prospectus which should be read in conjunction with this Prospectus before investing and in the Funds' Statement of Additional Information which may be ordered from Hartford. The Funds may not be available in all states.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

    The investment objectives of each of the Funds are as follows:

 HARTFORD ADVISERS FUND, INC.

    Seeks maximum long-term total rate of return consistent with prudent investment risk by investing in common stock and other equity securities, bonds and other debt securities, and money market instruments.

 HARTFORD BOND FUND, INC.

    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's or "BB" by S&P) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies."

 HARTFORD CAPITAL APPRECIATION FUND, INC.

    Seeks growth of capital by investing in securities selected solely on the basis of potential for capital appreciation; income, if any, is an incidental consideration.

 HARTFORD DIVIDEND AND GROWTH FUND, INC.

    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.

 HARTFORD INDEX FUND, INC.

    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*

 HARTFORD INTERNATIONAL ADVISERS FUND, INC.

    Seeks maximum long-term total rate of return consistent with prudent investment risk by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets.

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.

    Seeks long-term total rate of return consistent with prudent investment risk through investment primarily in equity securities issued by non-U.S. companies.


 HARTFORD MIDCAP FUND, INC.



    Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities.


 HARTFORD MORTGAGE SECURITIES FUND, INC.

    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.

 HARTFORD SMALL COMPANY FUND, INC.

    Seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.

 HARTFORD STOCK FUND, INC.

    Seeks long-term capital growth primarily through capital appreciation, with income as a secondary consideration, by investing primarily in equity securities.

 HVA MONEY MARKET FUND, INC.

    Seeks maximum current income consistent with liquidity and preservation of capital.

    VOTING RIGHTS -- Hartford is the legal owner of all Fund shares held in the Separate Account. As the owner, Hartford has the right to vote at the Funds' shareholder meetings. However, to the extent required by federal securities laws or regulations, Hartford will:

1. Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner, and

2. Vote shares attributable to a Contract for which no voting instructions are received in the same proportion as shares for which instructions are received.

    If any federal securities laws or regulations, or their present interpretation change to permit Hartford to vote Fund shares in its own right, Hartford may elect to do so.

    Hartford will notify you of any Fund shareholders' meeting if the shares held for your account may be voted at such meetings. Hartford will send proxy materials and a form of instruction by means of which you can instruct Hartford with respect to the voting of the Fund shares held for your account.

    In connection with the voting of Fund shares held by it, Hartford will arrange for the handling and tallying of proxies received from Contract Owners. Hartford as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Fund shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held. If a Contract Owner desires to attend any meeting at which shares held

* "STANDARD & POOR'S-REGISTERED TRADEMARK-," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contract Owner's account. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Contract Owners (i.e. shares owned by Hartford) in the same proportion as it votes shares of that Fund for which it has received instructions. During the Annuity period under a Contract the number of votes will decrease as the assets held to fund Annuity benefits decrease.

    The Funds are available only to serve as the underlying investment for variable annuity and variable life insurance Contracts issued by Hartford. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or to variable life insurance Policy Owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between such Contract Owners and Policy Owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant to the establishment of such separate funds.

                               THE FIXED ACCOUNT

    THAT PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

    Premium Payments and Contract Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of Insurance Company General Accounts.

    Currently, Hartford guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the Contracts. However, Hartford reserves the right to change the rate according to state insurance law. Hartford may credit interest at a rate in excess of 3% per year. There is no specific formula for the determination of excess interest credits. Some of the factors that the Company may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on the Company's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.


    From time to time, Hartford may credit increased interest rates to Contract Owners under certain programs established at the discretion of Hartford. Effective August 6, 1997, Contract Owners may enroll in a special preauthorized transfer program known as Hartford's Dollar Cost Averaging Bonus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program and preauthorize between 3 and 12 monthly transfers to any of the Sub-Accounts. Contract Owners enrolled in the Program will receive an increased interest rate guaranteed for a 12 month period.



    The preauthorized transfers will begin on or about 15 days following receipt of an initial Program Premium Payment. That Premium Payment plus any subsequent Premium Payments and any accrued interest will be completely transferred into the Sub-Accounts within twelve months of receipt of the initial Program Premium Payment. This will be accomplished by equal monthly transfers for the period selected, and a final transfer of the entire amount remaining in the Program.



    Any subsequent Premium Payments received by Hartford within the period selected for transfer will be allocated to the Sub-Accounts over the remainder of the transfer period. If, while the Program is still in effect but the transfer period has expired, a subsequent Premium Payment of $5,000 is received by Hartford, a new Program cycle will be initiated. Unless instructed otherwise, Hartford will allocate that Premium Payment in the same number of transfers and into the same Sub-Accounts as the previous election. If, while the Program is still in effect but the transfer period has expired, a subsequent Premium Payment of less than $5,000 is received by Hartford, the entire amount will be credited with the non-Program interest rate then in effect for the Fixed Account.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------


    If complete Program enrollment instructions are not received by Hartford within 15 days of receipt of the initial Program Premium Payment, the Program will be voided and the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.



    The Contract Owner may elect to terminate the preauthorized transfers by calling or writing Hartford of their intent to cancel their enrollment in the Program. Upon cancellation of enrollment in the Program the Contract Owner will no longer receive the increased interest rate. Hartford reserves the right to discontinue, modify or amend the Program or any other interest rate program established by Hartford. Any change to the Program will not affect Contract Owners currently enrolled in the Program.


                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


    The Hartford Advisers Fund, Hartford Bond Fund, Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Hartford Index Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford MidCap Fund, Hartford Mortgage Securities Fund, Hartford Small Company Fund, Hartford Stock Fund, and HVA Money Market Fund Sub-Accounts may include total return in advertisements or other sales material.


    When a Sub-Account advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period).

    In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

    The Hartford Bond Fund and Hartford Mortgage Securities Fund Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the annual maintenance fee.

    The HVA Money Market Fund Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the annual maintenance fee.

    The Separate Account may also disclose yield, standard total return, and non-standard total return for periods prior to the date the Separate Account commenced operations. For periods prior to the date the Separate Account commenced operations, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts.

    Hartford may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                                 THE CONTRACTS
                               CONTRACTS OFFERED

    The Contracts are individual or group tax-deferred Variable Annuity Contracts designed for retirement planning purposes and may be purchased by any individual, group or trust, including any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code; annuity purchase plans adopted by

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

public school systems and certain tax-exempt organizations according to Section 403(b) of the Code; Individual Retirement Annuities adopted according to Section 408 of the Code; employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and certain eligible deferred compensation plans as defined in Section 457 of the Code ("Qualified Contracts").

                    PREMIUM PAYMENTS AND INITIAL ALLOCATIONS

    The minimum initial Premium Payment is $1,000. Thereafter, the minimum Premium Payment is $500. Certain plans may make smaller periodic payments. Each Premium Payment may be split among the various Sub-Accounts and/or the Fixed Account subject to minimum amounts then in effect.

    REFUND RIGHTS -- If you are not satisfied with your purchase you may cancel the Contract by returning it within ten days (or longer in some states) after you receive it. A written request for cancellation must accompany the Contract. In such event, Hartford will, without deduction for any charges normally assessed thereunder, pay you an amount equal to the Contract Value on the date of receipt of the request for cancellation. You bear the investment risk during the period prior to the Company's receipt of request for cancellation. Hartford will refund the premium paid only for individual retirement annuities (if returned within seven days of receipt) and in those states where required by law.

    CREDITING AND VALUATION -- The balance of the initial Premium Payment remaining after the deduction of any applicable Premium Tax is credited to your Contract within two business days of receipt of a properly completed application or an order to purchase a Contract and the initial Premium Payment by Hartford at its Home Office, P.O. Box 5085, Hartford, CT 06102-5085. It will be credited to the Sub-Account(s) and/or the Fixed Account in accordance with your election. If the application or other information is incomplete when received, the balance of the initial Premium Payment, after deduction of any applicable Premium Tax, will be credited to the Sub-Account(s) or the Fixed Account within five business days of receipt. If the initial Premium Payment is not credited within five business days, the Premium Payment will be immediately returned unless you have been informed of the delay and request that the Premium Payment not be returned.

    The number of Accumulation Units in each Sub-Account to be credited to a Contract will be determined by dividing the portion of the Premium Payment being credited to each Sub-Account by the value of an Accumulation Unit in that Sub-Account on that date.

    Subsequent Premium Payments are priced on the Valuation Day received by Hartford in its Home Office, or other designated administrative offices.

                                 CONTRACT VALUE

    The value of the Sub-Account investments under your Contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Accumulation Units credited to your Contract in each Sub-Account by the then current Accumulation Unit values for the applicable Sub-Account. The value of the Fixed Account under your Contract will be the amount allocated to the Fixed Account plus interest credited.

    You will be advised at least semiannually of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, the Fixed Account value, and the total value of your Contract.

    ACCUMULATION UNIT VALUES -- The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The "Net Investment Factor" for each of the Sub-Accounts is equal to (a) the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains distributed by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period, (b) minus the mortality and expense risk charge and the administration charge described below. You should refer to the prospectus for each of the Funds which accompanies this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a Contract. The Accumulation Unit Value is affected by the performance of the underlying Fund(s), expenses and deduction of the charges described in this Prospectus.

    VALUATION OF FUND SHARES -- The shares of the Fund are valued at net asset value on each Valuation Day. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Funds' prospectus.

    VALUATION OF THE FIXED ACCOUNT -- Hartford will determine the value of the Fixed Account by crediting interest to amounts allocated to the Fixed Account.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                  TRANSFERS BETWEEN SUB-ACCOUNTS/FIXED ACCOUNT

    You may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another free of charge. However, Hartford reserves the right to limit the number of transfers to twelve (12) per Contract Year, with no two (2) transfers occurring on consecutive Valuation Days. Transfers by telephone may be made by a Contract Owner or by the attorney-in-fact pursuant to a power of attorney by calling (800) 862-6668 or by the agent of record by calling (800) 862-7155. Telephone transfers may not be permitted by some states for their residents who purchase variable annuities.

    The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.

    Hartford may permit the Contract Owner to preauthorize transfers among Sub-Accounts and between Sub-Accounts and the Fixed Account under certain circumstances. Transfers between the Sub-Accounts may be made both before and after Annuity payments commence (limited to once a quarter) provided that the minimum allocation to any Sub-Account may not be less than $500. No minimum balance is required in any Sub-Account.

    It is the responsibility of the Contract Owner or Participant to verify the accuracy of all confirmations of transfers and to promptly advise Hartford of any inaccuracies within one business day of receipt of the confirmation. Hartford will send the Contract Owner a confirmation of the transfer within five days from the date of any instruction.

    Transfers from the Fixed Account into a Sub-Account may be made at any time during the Contract Year. The maximum amount which may be transferred from the Fixed Account during any Contract Year is the greater of 30% of the Fixed Account balance as of the last Contract Anniversary or the greatest amount of any prior transfer from the Fixed Account. If Hartford permits preauthorized transfers from the Fixed Account to the Sub-Accounts, this restriction is inapplicable. Also, if any interest rate is renewed at a rate of at least one percentage point less than the previous rate, the Contract Owner may elect to transfer up to 100% of the funds receiving the reduced rate within 60 days of notification of the interest rate decrease. Generally, transfers may not be made from any Sub-Account into the Fixed Account for the six-month period following any transfer from the Fixed Account into one or more of the Sub-Accounts. Hartford reserves the right to modify the limitations on transfers from the Fixed Account and to defer transfers from the Fixed Account for up to six months from the date of request.

    Subject to the exceptions set forth in the following two paragraphs, the right to reallocate Contract Values is subject to modification if Hartford determines, in its sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and the Fixed Account and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts and the Fixed Account by a Contract Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners.

    For Contracts issued in the State of New York, the reservation of rights set forth in the preceding paragraph is limited to (i) requiring up to a maximum of 10 Valuation Days between each transfer: (ii) limiting the amount to be transferred on any one Valuation Day to no more than $2 million; and (iii) upon 30 days prior written notice, to only accepting transfer instructions from the Contract Owner and not from the Contract Owner's representative, agent or person acting under a power of attorney for the Contract Owner.

    Currently, and with respect to Contracts issued in all states, the only restriction in effect is that Hartford will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with Hartford.

                          CHARGES UNDER THE CONTRACTS

CONTINGENT DEFERRED SALES CHARGES

    There is no deduction for sales expenses from Premium Payments when made. However, a contingent deferred sales charge may be assessed against Contract Values when they are surrendered. The length of time from receipt of a Premium Payment to the time of surrender determines the contingent deferred sales charge. Premium payments will be deemed to be surrendered in the order in which they were received.

    A Contract Owner who chooses to surrender a Contract in full who has not yet withdrawn the Annual Withdrawal

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Amount during the current Contract Year (as described at page 14 below under the sub-heading "Payments Not Subject to Sales Charges") may, depending upon the amount of investment gain experienced under the Contract, reduce the amount of any contingent deferred sales charge paid by first withdrawing the Annual Withdrawal Amount and then requesting a full surrender of the Contract. Currently, regardless of whether a Contract Owner first requests a partial withdrawal of the Annual Withdrawal Amount, upon receiving a request for a full surrender of a Contract, Hartford assesses any applicable contingent deferred sales charge against the surrender proceeds representing the lesser of: (1) aggregate Premium Payments not previously withdrawn; and (2) the Contract Value, less the Annual Withdrawal Amount available at the time of the full surrender, less the Annual Maintenance Fee.

PAYMENTS SUBJECT TO SALES CHARGES DURING THE FIRST SEVEN CONTRACT YEARS

    During the first seven Contract years, a contingent deferred sales charge will be assessed against the surrender of the Premium Payments. All surrenders will be first from Premium Payments and then from other Contract Values.

AFTER THE SEVENTH CONTRACT YEAR

    After the seventh Contract year, all surrenders will first be from earnings and then from premium payments. A contingent deferred sales charge will not be assessed against the surrender of earnings. If an amount equal to all earnings has been surrendered, a contingent deferred sales charge will not be assessed against premium payments received more than seven years prior to surrender, but will be assessed against premium payments received less than seven years prior to surrender.

    The charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made) and equals:

                 LENGTH OF TIME
  CHARGE      FROM PREMIUM PAYMENT
-----------  -----------------------
                (NUMBER OF YEARS)
        6%                  1
        6%                  2
        5%                  3
        5%                  4
        4%                  5
        3%                  6
        2%                  7
        0%          8 or more

    PAYMENTS NOT SUBJECT TO SALES CHARGES -- During the first seven Contract Years, on a non-cumulative basis, a Contract Owner may make a partial surrender of Contract Values of up to 10% of the aggregate Premium Payments made to the Contract (as determined on the date of the requested withdrawal) without the application of the contingent deferred sales charge. After the seventh Contract year, the Contract Owner may make a partial surrender of 10% of premium payments made during the seven years prior to the surrender and 100% of the Contract Value less the premium payments made during the seven years prior to the surrender. The amount which can be withdrawn in any Contract Year prior to incurring sales charges is the "Annual Withdrawal Amount." An Extended Withdrawal Privilege rider allows an Annuitant who attains age 70 1/2 under a Qualified Plan to withdraw an amount in excess of the Annual Withdrawal Amount to comply with IRS minimum distribution rules.

    Certain plans or programs may have different withdrawal privileges. Any such withdrawal will be deemed to be from Contract Values other than Premium Payments. From time to time, Hartford may permit the Contract Owner to preauthorize partial surrenders subject to certain limitations then in effect. Additional surrenders or any surrender of the Contract Values in excess of such amount in any Contract Year during the period when contingent deferred sales charges are applicable will be subject to the appropriate charge.

    No contingent deferred sales charges otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an Annuity option (other than a surrender out of Option
4) provided for under the Contract.

    PURPOSE OF SALES CHARGES -- The contingent deferred sales charges are used to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to any distribution organization and its sales personnel, the cost of preparing sales literature and other promotional activities. To the extent that these charges do not cover such distribution expenses they will be borne by Hartford from its general assets, including surplus. The surplus might include profits resulting from unused mortality and expense risk charges.

    MORTALITY AND EXPENSE RISK CHARGE -- Although Variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) Hartford's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by Hartford.

    For assuming these risks under the Contracts, Hartford will make a daily charge at the rate of 1.25% per annum against all Contract Values held in the Sub-Accounts during the life of the Contract (estimated at .90% for mortality and .35% for expense).

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

    The mortality undertakings provided by Hartford under the Contracts, assuming the selection of one of the forms of life Annuities, is to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. Hartford also assumes the liability for payment of a minimum Death Benefit under the Contract.

    The mortality undertakings are based on Hartford's determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its Contract obligations. Hartford will bear the loss in such a situation. Also, in the event of the death of an Annuitant or Contract Owner before the commencement of Annuity payments, whichever is earlier, Hartford can, in periods of declining value or in periods where the contingent deferred sales loads would have been applicable, experience a loss resulting from the assumption of the mortality risk relative to the guaranteed Death Benefit.

    In providing an expense undertaking, Hartford assumes the risk that the contingent deferred sales charges and the Annual Maintenance Fee for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

    ANNUAL MAINTENANCE FEE -- Each year, on each Contract Anniversary on or before the Annuity Commencement Date, Hartford will deduct an Annual Maintenance Fee, if applicable, from Contract Values to reimburse it for expenses relating to the maintenance of the Contract, the Fixed Account, and the Sub-Account(s) thereunder. If during a Contract Year the Contract is surrendered for its full value, Hartford will deduct the Annual Maintenance Fee at the time of such surrender. The fee is a flat fee which will be due in the full amount regardless of the time of the Contract Year that Contract Values are surrendered. The Annual Maintenance Fee is $30.00 per Contract Year for Contracts with less than $50,000 Contract Value on the Contract Anniversary. The deduction will be made pro rata according to the value in each Sub-Account and the Fixed Account under a Contract.

    PREMIUM TAXES -- A deduction is also made for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states impose a Premium Tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. Hartford will pay Premium Taxes at the time imposed under applicable law. At its sole discretion, Hartford may deduct Premium Taxes at the time Hartford pays such taxes to the applicable taxing authorities, at the time the Contract is surrendered, or at the time the Contract annuitizes.

    EXCEPTIONS -- Hartford may offer, in its discretion, reduced fees and charges including, but not limited to, the contingent deferred sales charges, the mortality and expense risk charge and the maintenance fee for certain sales (including employer sponsored savings plans) under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.


                             WAIVER OF SALES CHARGE



    Hartford will waive any contingent deferred sales charges applicable to a partial or full surrender of the Contract Value if the Annuitant is confined, at the recommendation of a physician, for medically necessary reasons, for at least 180 calendar days to; a hospital recognized as a general hospital by the proper authority of the state in which it is located; or a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or a facility certified as a hospital or long-term care facility; or a nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.



    The Annuitant cannot be confined at the time the Contract was purchased in order to receive the waiver and the Contract Owner(s) must have been the Contract Owner(s) continously since the Contract issue date; must provide written proof of confinement satisfactory to Hartford; and must request the partial or full surrender of the Contract Value within 91 calendar days of the last day of confinement.



    This contengent deferred charge waiver may not be available in all states. Please contact your registered representative or Hartford to determine state availability.


                                 DEATH BENEFITS

    The Contract provides that, in the event the Annuitant dies before the selected Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If (1) the Annuitant dies before the Annuity Commencement Date and either (a) there is no designated Contingent Annuitant or (b) the Contingent Annuitant predeceases the Annuitant, or (2) if any Contract Owner dies before the Annuity Commencement Date, the Beneficiary as determined under the Contract Control Provisions, will receive the Death Benefit as determined on the date of receipt of due proof of death by Hartford in its Home Office. With regard to Joint Contract Owners, at the first death of a joint Contract Owner prior to the Annuity Commencement Date, the

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Beneficiary will be the surviving Contract Owner notwithstanding that the beneficiary designation may be different.

    GUARANTEED DEATH BENEFIT -- If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant surviving, or if the Contract Owner dies before the Annuity Commencement Date, the Beneficiary will receive the greatest of (a) the Contract Value determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Premium Payments made to such Contract, reduced by the dollar amount of any partial surrenders since the issue date, or (c) the Maximum Anniversary Value immediately preceding the date of death. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from the following:

    As of the date of receipt of due proof of death, the Company will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial surrenders since that anniversary. If the Annuitant or Contract Owner, as applicable, dies after the Annuity Commencement Date, then the Death Benefit will equal the present value of any remaining payments under the elected Annuity Option. In computing such present value for the portion of such remaining payments attributable to the Separate Account, Hartford will assume a net investment rate of 5.0% per year.

    PAYMENT OF DEATH BENEFIT -- Death Benefit proceeds will remain invested in the Separate Account in accordance with the allocation instructions given by the Contract Owner until the proceeds are paid or Hartford receives new instructions from the Beneficiary. The Death Benefit may be taken in one sum, payable within seven days after the date Due Proof of Death is received, or under any of the settlement options then being offered by the Company provided, however, that:
(a) in the event of the death of any Contract Owner prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within five years after the death of the Contract Owner and (b) in the event of the death of any Contract Owner or Annuitant which occurs on or after the Annuity Commencement Date, any remaining interest in the Contract will be paid at least as rapidly as under the method of distribution in effect at the time of death, or, if the benefit is payable over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary, such distribution must commence within one year of the date of death. The proceeds due on the death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. However, in the event of the Contract Owner's death where the sole Beneficiary is the spouse of the Contract Owner and the Annuitant or Contingent Annuitant is living, such spouse may elect, in lieu of receiving the death benefit, to be treated as the Contract Owner. The Contract Value and the Maximum Anniversary Value of the Contract will be unaffected by treating the spouse as the Contract Owner.

    If the Contract is owned by a corporation or other non-individual, the Death Benefit payable upon the death of the Annuitant prior to the Annuity Commencement Date will be payable only as one sum or under the same settlement options and in the same manner as if an individual Contract Owner died on the date of the Annuitant's death.

    There may be postponement in the payment of Death Benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission;
(b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    GROUP UNALLOCATED CONTRACTS -- Hartford requires that detailed accounting of cumulative purchase payments, cumulative gross surrenders, and current Contract Value attached to each Plan Participant be submitted on an annual basis by the Contract Owner. Failure to submit accurate data satisfactory to Hartford will give Hartford the right to terminate this extension of benefits.

                               SURRENDER BENEFITS

    FULL SURRENDERS -- At any time prior to the Annuity Commencement Date (and after the Annuity Commencement Date with respect to values applied to Option 4 or 5), the Contract Owner has the right to terminate the Contract. In such event, the Termination Value of the Contract may be taken in the form of a lump sum cash settlement.

    Under any of the Annuity options excluding Options 4 and 5, no surrenders are permitted after Annuity payments commence. Only full surrenders are allowed out of Option 4 and any such surrender will be subject to contingent deferred sales charges, if applicable. Full or partial withdrawals may be made from Option 5 at any time and contingent deferred sales charges will not be applied.

    The Termination Value of the Contract is equal to the Contract Value less any applicable Premium Taxes, the Annual Maintenance Fee if applicable and any applicable contingent deferred sales charges. The Termination Value may be more or less than the amount of the Premium Payments made to a Contract.

    PARTIAL SURRENDERS -- The Contract Owner may make a partial surrender of Contract Values at any time prior to the Annuity Commencement Date so long as the amount surrendered is at least equal to the minimum amount rules then in effect. Additionally, if the remaining Contract

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

Value following a surrender is less than $500 ($1,000 in New York), Hartford will terminate the Contract and pay the Termination Value. For Contracts issued in Texas, there is an additional requirement that the Contract will not be terminated when the remaining Contract Value after a surrender is less than $500 unless there were no Premium Payments made during the previous two Contract Years.

    In requesting a partial withdrawal you should specify the Sub-Account(s) and/or the Fixed Account from which the partial withdrawal is to be taken. Otherwise, such withdrawal and any applicable contingent deferred sales charges will be effected on a pro rata basis according to the value in the Fixed Account and each Sub-Account under a Contract.

    Hartford may permit the Contract Owner to preauthorize partial surrenders subject to certain limitations then in effect.

    PAYMENT OF SURRENDER BENEFITS -- Payment on any request for a full or partial surrender from the Sub-Accounts will be made as soon as possible and in any event no later than seven days after the written request is received by Hartford at its Home Office, Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085. Hartford may defer payment of any amounts from the Fixed Account for up to six months from the date of the request for surrender. If Hartford defers payment for more than 30 days (10 working days in New York), Hartford will pay interest of at least 3% per annum on the amount deferred.

    There may be postponement in the payment of Surrender Benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission; (b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    CERTAIN QUALIFIED CONTRACT SURRENDERS -- THERE ARE CERTAIN RESTRICTIONS ON
SECTION 403(B) TAX SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/ EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) SEPARATED FROM SERVICE, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP. (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED PRIOR TO AGE 59 1/2 FOR HARDSHIPS.)

    DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%.

    HARTFORD WILL NOT ASSUME ANY RESPONSIBILITY IN DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 ACCOUNT VALUES.

    ANY SUCH FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH HIS TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS" COMMENCING ON PAGE 19.)

                                ANNUITY BENEFITS

    You select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not be deferred beyond the Annuitant's 90th birthday (85th birthday in some states, 100th birthday if sold as part of a Charitable Remainder Trust). The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any change must be at least 30 days prior to the date on which Annuity payments are scheduled to begin. The Contract allows the Contract Owner to change the Sub-Accounts on which variable payments are based after payments have commenced once every three months. Any Fixed Annuity allocation may not be changed.

ANNUITY OPTIONS

    The Contract contains the five optional Annuity forms described below. Options 2, 4, and 5 are available to Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford. With respect to Non-Qualified Contracts, if you do not elect otherwise, payments in most states will automatically begin at the Annuitant's age 90 (with the exception of states that do not allow deferral past age 85) under Option 2 with 120 monthly payments certain. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, payments will begin automatically at the Annuitant's age 90 under Option 1 to provide a life Annuity. After the Annuity Commencement Date, the Annuity option elected may not be changed.

    Under any of the Annuity options excluding Options 4 and 5, no surrenders are permitted after Annuity payments commence. Only full surrenders are allowed out of Option

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

4 and any such surrender will be subject to contingent deferred sales charges, if applicable. Full or partial withdrawals may be made from Option 5 at any time and contingent deferred sales charges will not be applied.

    OPTION 1 -- Life Annuity

    A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last payment due preceding the death of the Annuitant. This option offers the largest payment amount of any of the life Annuity options since there is no guarantee of a minimum number of payments nor a provision for a Death Benefit payable to a Beneficiary.

    It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the date of the third Annuity payment, etc.

    OPTION 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Certain

    This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Hartford.

    OPTION 3 -- Joint and Last Survivor Annuity

    An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the Annuitant may elect that the payment to the survivor be less than the payment made during the joint lifetime of the Annuitant and a designated second person.

    It would be possible under this option for an Annuitant and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

    OPTION 4 -- Payments for a Designated Period

    An amount payable monthly for the number of years selected which may be from 5 to 30 years. Under this option, you may, at any time, surrender the Contract and receive, within seven days, the Termination Value of the Contract as determined by Hartford.

    In the event of the Annuitant's death prior to the end of the designated period, the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Hartford.

    Option 4 is an option that does not involve life contingencies and thus no mortality guarantee. Charges made for the mortality undertaking under the Contracts thus provide no real benefit to a Contract Owner.

    OPTION 5 -- Death Benefit Remaining with Hartford

    Proceeds from the Death Benefit may be left with Hartford for a period not to exceed five years from the date of the Contract Owner's death prior to the Annuity Commencement Date. These proceeds will remain in the Sub-Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial withdrawals may be made at any time. In the event of withdrawals, the remaining value will equal the Contract Value of the proceeds left with Hartford, minus any withdrawals.

    Hartford may offer other annuity options from time to time.

    VARIABLE AND FIXED ANNUITY PAYMENTS -- When an Annuity is effected under a Contract, unless otherwise specified, Contract Values (less applicable Premium Taxes) held in the Sub-Accounts will be applied to provide a Variable Annuity based on the pro rata amount in the various Sub-Accounts. Fixed Account Contract Values will be applied to provide a Fixed Annuity. YOU SHOULD CONSIDER THE QUESTION OF ALLOCATION OF CONTRACT VALUES (LESS APPLICABLE PREMIUM TAXES) AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT OF HARTFORD TO MAKE CERTAIN THAT ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR NEEDS FOR RETIREMENT.

    The minimum monthly Annuity payment is $50.00. No election may be made which results in a first payment of less than $50.00. If at any time Annuity payments are or become less than $50.00, Hartford has the right to change the frequency of payment to intervals that will result in payments of at least $50.00. For New York Contracts, the minimum monthly Annuity payment is $20.00.

    When Annuity payments are to commence, the value of the Contract is determined as the sum of (1) the value of the Fixed Account no earlier than the close of business on the fifth Valuation Day preceding the date the first
Annuity payment is due plus (2) the product of (a) the value of the Accumulation Unit of each Sub-Account on that same day and (b) the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
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HARTFORD LIFE INSURANCE COMPANY                                               19
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    The first payment under any option should be made on the 15th day of the month immediately following approval of the claim for settlement. Subsequent payments shall be made on the 15th day of each subsequent month in accordance with the manner of payment selected.

    VARIABLE ANNUITY -- The Contract contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of Annuity for each $1,000 of value of a Sub-Account under a Contract. The first monthly payment varies according to the form and type of Variable Payment Annuity selected. The Contract contains Variable Payment Annuity tables derived from the 1983a Individual Annuity Mortality Table with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly Variable Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts.

    The amount of the first monthly Variable Annuity payment is divided by the value of an Annuity Unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity payment period, and in each subsequent month the dollar amount of the Variable Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed investment rate of 5.00% per annum. The Annuity Unit value used in calculating the amount of the Variable Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the Annuity payment.

    LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE A.I.R.

    FIXED ANNUITY -- Fixed Annuity payments are determined at annuitization by multiplying the Contract Value (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the Fixed Payment Annuity tables in the Contract. The Annuity payment will remain level for the duration of the Annuity.

                               OTHER INFORMATION

    ASSIGNMENT -- Ownership of a Contract described herein is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of tax-qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the Contract values or assignment proceeds to income taxes and certain penalty taxes.

    CONTRACT MODIFICATION -- The Annuitant may not be changed; however, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by written notice to the Company.


    Hartford reserves the right to modify the Contract, but only if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which Hartford is subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity Contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s) or (iv) provides additional Separate Account options or (v) withdraws Separate Account options. In the event of any such modification Hartford will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


                           FEDERAL TAX CONSIDERATIONS
  A. GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE, OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. The discussion here and in Appendix I, commencing on page 24, is
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20                                               HARTFORD LIFE INSURANCE COMPANY
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based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.

  B. TAXATION OF HARTFORD AND THE
     SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units" commencing on page 6). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

  C. TAXATION OF ANNUITIES -- GENERAL
     PROVISIONS AFFECTING PURCHASERS OTHER
     THAN QUALIFIED RETIREMENT PLANS

    Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

    Section 72 contains provisions for Contract Owners which are non-natural persons. Non-natural persons include corporations, trusts, and partnerships. The annual net increase in the value of the Contract is currently includable in the gross income of a non-natural person unless the non-natural person holds the Contract as an agent for a natural person. There is an exception from current inclusion for certain annuities held in tax-qualified retirement arrangements, certain annuities held by structured settlement companies, certain annuities held by an employer with respect to a terminated tax-qualified retirement plan and certain immediate annuities. A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

    If the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions which are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

    A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

    The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

   A. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c., below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

   B. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

    Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the
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HARTFORD LIFE INSURANCE COMPANY                                               21
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application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

   C. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

    Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

   D. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

   E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

    If the Contract was obtained by a tax-free exchange of a life insurance or annuity contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

   F. REQUIRED DISTRIBUTIONS

i.  Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire
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22                                               HARTFORD LIFE INSURANCE COMPANY
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        interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3.  If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election and payments must begin within a year of the death.

iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above.

 3. DIVERSIFICATION REQUIREMENTS.

    Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

    In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner for tax purposes. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, could cause the contract owner to be treated as the owner of the assets for tax purposes.

    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control,
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HARTFORD LIFE INSURANCE COMPANY                                               23
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there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.
  D. FEDERAL INCOME TAX WITHHOLDING
    The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

 1. NON-PERIODIC DISTRIBUTIONS.

    The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

 2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
    YEAR).

    The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions, unless the recipient elects otherwise. A recipient may elect not to have income taxes withheld or to have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

  E. GENERAL PROVISIONS AFFECTING
     TAX-QUALIFIED RETIREMENT PLANS


    The Contract may be used for a number of tax-qualified retirement plans. If the Contract is being purchased with respect to some form of tax-qualified retirement plan, please refer to Appendix I commencing on page 25 for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.


  F. ANNUITY PURCHASES BY NONRESIDENT
    ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity purchase.

                                 MISCELLANEOUS
                             HOW CONTRACTS ARE SOLD

    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as that of Hartford.

    The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

    Commissions will be paid by Hartford and will not be more than 6% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

                           LEGAL MATTERS AND EXPERTS

    There are no material legal proceedings pending to which the Separate Account is a party.

    Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, General Counsel, Hartford Life Insurance Companies, P.O. Box 2999, Hartford, Connecticut 06104-2999.


    The audited financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 2 of Notes to Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

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                             ADDITIONAL INFORMATION

    Inquiries will be answered by calling your representative or by writing:

Hartford Life Insurance Company
Attn: Individual Annuity Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: (800) 862-6668 (Contract Owners)
          (800) 862-7155 (Investment Representatives)
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HARTFORD LIFE INSURANCE COMPANY                                               25
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                                   APPENDIX I
              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

The tax rules applicable to tax qualified contract owners, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of plan as well as the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of specified limits, to distributions in excess of specified limits, distributions which do not satisfy certain requirements and certain other transactions with respect to qualified plans. Accordingly, this summary provides only general information about the tax rules associated with use of the Contract by a qualified plan. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person to benefits are controlled by the terms and conditions of the plan regardless of the terms and conditions of the Contract. Some qualified plans are subject to distribution and other requirements which are not incorporated into Hartford's administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

  A. TAX-QUALIFIED PENSION OR
     PROFIT-SHARING PLANS

    Provisions of the Code permit eligible employers to establish tax-qualified pension or profit sharing plans (described in Section 401(a) and 401(k), if applicable, and exempt from taxation under Section 501(a) of the Code), and Simplified Employee Pension Plans (described in Section 408(k)). Such plans are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Employers intending to use these contracts in connection with such plans should seek competent tax and other legal advice.

  B. TAX SHELTERED ANNUITIES
     UNDER SECTION 403(B)

    Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, exclude such contributions from gross income. Generally, such contributions may not exceed the lesser of $9,500 or 20% of the employees "includable compensation" for his most recent full year of employment, subject to other adjustments. Special provisions may allow some employees to elect a different overall limitation.

    Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT unless such distribution is made:

    (1) after the participating employee attains age 59 1/2;

    (2) upon separation from service;

    (3) upon death or disability; or

    (4) in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

    Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a Section 403(b) contract as of December 31, 1988.

  C. DEFERRED COMPENSATION PLANS
     UNDER SECTION 457

    Employees and independent contractors performing services for eligible governmental or other tax-exempt employers may have contributions made to Eligible Deferred Compensation Plans of their employers in accordance with the employer's plan and Section 457 of the Code. Section 457 places limitations on contributions to Eligible Deferred Compensation Plans maintained by a State or other tax-exempt organization. ("State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State.) Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or $7,500 (indexed), whichever is less. Such a plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a participant attains normal retirement age.

    An employee electing to participate in an Eligible Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996, the Small Business Job Protection Act of 1996 requires that all assets and income of an Eligible Deferred Compensation Plan established by a governmental

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of Participants and their Beneficiaries. Special transition rules apply to such governmental Eligible Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) organization and such amounts will be subject to the claims of such tax-exempt employer's general creditors.

    In general, distributions from an Eligible Deferred Compensation Plan are prohibited under Section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in limited cases.

  D. INDIVIDUAL RETIREMENT ANNUITIES
     UNDER SECTION 408


    Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("IRAs"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from gross income, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain qualified plans may be "rolled-over" on a tax-deferred basis into an IRA.


    IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an enhanced Death Benefit that may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. For Contracts issued in most states, Hartford has obtained approval from the Internal Revenue Service to use the Contract as an IRA. For Contracts issued in New York, Hartford has asked the Internal Revenue Service to approve use of the Contract as an IRA, but there is no assurance that approval will be granted.


    Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a regular IRA only after two years have expired since the participant first commenced participation in the SIMPLE IRA. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a regular IRA.



    Effective after December 31, 1997, the Contract can be offered as ROTH IRAs under Section 408A of the Code. Contributions to a ROTH IRA are not deductible. Subject to special limitations, a distribution from a regular IRA may be rolled over to a ROTH IRA. However, a rollover to a ROTH IRA is not excludable from gross income. If certain specified conditions are met, qualified distributions from a ROTH IRA are tax-free.


  E. TAX PENALTIES

    Distributions from retirement plans are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution which bears the same ratio as the after-tax contributions bear to the expected return.

 1. PREMATURE DISTRIBUTION

    Distributions from a qualified plan before the Participant attains age
59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty does not apply to distributions made after the employee's death, on account of disability, for eligible medical expenses and distributions in the form of a life annuity and, except in the case of an IRA, certain distributions after separation from service after age 55. For these purposes, "life annuity" means a scheduled series of substantially equal periodic payments for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and Beneficiary).


    In addition, effective for distributions made from an IRA after December 31, 1997, there is no such penalty tax on distributions that do not exceed the amount of certain qualifying higher education expenses, as defined by Section 72(t)(7) of the Code, or which are qualified first-time home buyer distributions meeting the requirements of Section 72(t)(8) of the Code.



    If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax described above is increased to 25% with respect to non-exempt premature distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.


 2. MINIMUM DISTRIBUTION TAX

    If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% tax on the amount that was not properly distributed.

    An individual's interest in a tax-qualified retirement plan must generally be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the individual

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

attains age 70 1/2 or (ii) the calendar year in which the individual retires from service with the employer sponsoring the plan ("required beginning date"). However, the required beginning date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age
70 1/2. The entire interest of the Participant must be distributed beginning no later than this required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

    If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

    If an individual dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

 3. EXCESS DISTRIBUTION TAX

    If the aggregate distributions from all IRAs and certain other tax-qualified retirement plans in a calendar year exceed the greater of (i) $150,000, or (ii) $112,500 as indexed for inflation, a penalty tax of 15% is generally imposed on the excess portion of the distribution.

 4. WITHHOLDING

    In general, distributions from IRAs and plans described in Section 457 of the Code are subject to regular wage withholding rules.

    Periodic distributions from other tax-qualified retirement plans that are made for a specified period of ten or more years or for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and the Beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions, unless the recipient elects otherwise. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

    Other distributions from such other tax-qualified retirement plans are generally subject to mandatory income tax withholding at the flat rate of 20%, unless such distributions are:

    (a) the non-taxable portion of the distribution;

    (b) required minimum distributions; or

    (c) direct transfer distributions.

    Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Section 401(a)(31) of the Code.

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
                                       TO
                      STATEMENT OF ADDITIONAL INFORMATION


 SECTION
 ------------------------------------------------------------------------
 INTRODUCTION............................................................
 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY..........................
 SAFEKEEPING OF ASSETS...................................................
 INDEPENDENT PUBLIC ACCOUNTANTS..........................................
 DISTRIBUTION OF CONTRACTS...............................................
 CALCULATION OF YIELD AND RETURN.........................................
 PERFORMANCE COMPARISONS.................................................
 FINANCIAL STATEMENTS....................................................

This form must be completed for all tax sheltered annuities.

                     SECTION 403(B)(11) ACKNOWLEDGMENT FORM

    The Hartford variable annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

    a. attained age 59 1/2,

    b. separated from service,

    c. died, or

    d. become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

    Please complete the following and return to:

    Hartford Life Insurance Company
    Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085

Name of Contract Owner/Participant
-------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

City or Plan/School District
--------------------------------------------------------------------------------

Date:
--------------------------------------------------------------------------------

Contract No:
--------------------------------------------------------------------------------

Signature:
--------------------------------------------------------------------------------

    To Obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085


    Please send a Statement of Additional Information for The Director to me at the following address:


----------------------------------------------------
                            Name

------------------------------------------------------------
                          Address

------------------------------------------------------------
    City/State                                        Zip
Code

                                        PART B

                         STATEMENT OF ADDITIONAL INFORMATION

                           HARTFORD LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT TWO


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.





Date of Prospectus: October 17, 1997

Date of Statement of Additional Information: October 17, 1997

                                  TABLE OF CONTENTS



SECTION                                                         PAGE

INTRODUCTION .................................................

DESCRIPTION OF HARTFORD LIFE  INSURANCE COMPANY ..............

SAFEKEEPING OF ASSETS ........................................

INDEPENDENT PUBLIC ACCOUNTANTS ...............................

DISTRIBUTION OF CONTRACTS ....................................

CALCULATION OF YIELD AND RETURN ..............................

PERFORMANCE COMPARISONS ......................................

FINANCIAL STATEMENTS .........................................

                                     INTRODUCTION

The individual and group tax-deferred variable annuity Contracts described in the Prospectus are designed to provide Annuity benefits to individuals who have established or wish to establish retirement programs which may or may not qualify for special federal income tax treatment. The Annuitant under these Contracts may receive Annuity benefits in accordance with the Annuity option selected and the retirement program, if any, under which the Contracts have been purchased. Annuity payments under a Contract will begin on a particular future date which may be selected at any time under the Contract or automatically when the Annuitant reaches age 90 except in certain states where deferral past age 85 is not permitted. There are several alternative annuity payment options available under the Contract (see "Optional Annuity Forms," commencing on page __).



The Premium Payments under a Contract, less any applicable Premium Taxes, will be applied to the Separate Account and/or the Fixed Account. Accordingly, the net Premium Payment under the Contract will be applied to purchase interests in one or more of the Hartford Bond Fund, Hartford Stock Fund, HVA Money Market Fund (for qualified Contracts issued prior to May 1,
1987), Hartford Advisers Fund, Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth, Hartford Index Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford MidCap Fund, Hartford Mortgage Securities Fund, and Hartford Small Company Fund Sub-Accounts.



Shares of the Funds are purchased by the Separate Account without the imposition of a sales charge. The value of a Contract depends on the value of the shares of the Fund held by the Separate Account pursuant to that Contract. As a result, the Contract Owner bears the investment risk since market value of the shares may increase or decrease.



The Contracts provide that in the event the Annuitant dies before the selected Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant, or the Contingent Annuitant predeceases the Annuitant, or if the Contract Owner dies before the Annuity Commencement Date the Beneficiary will receive the Contract Value determined on the date of receipt of due proof of death by Hartford Life Insurance Company ("Hartford") in its Home Office. If, upon death prior to the Annuity Commencement Date, the Annuitant or Contract Owner, as applicable, had not attained his 90th birthday, the Beneficiary will receive the greater of (a) the Contract Value determined as of the day Hartford receives written due proof of death of such person, or (b) 100% of the total Premium Payments made to such Contract, reduced by any prior surrenders, or (c) the Maximum Anniversary Value immediately preceding the date of death established up to age 80, adjusted for additions and surrenders. (See "Death Benefits"
commencing on page        of the Prospectus).

                  DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to
Connecticut.   Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.



                                   HARTFORD RATINGS

RATING AGENCY                   EFFECTIVE       RATING       BASIS OF RATING
                              DATE OF RATING
---------------------------------------------------------------------------------------

A.M. Best and Company, Inc.    9/9/97             A+       Financial soundness and operating
                                                           performance.
---------------------------------------------------------------------------------------
Standard & Poor's              7/2/97             AA       Claims paying ability
---------------------------------------------------------------------------------------
Duff & Phelps                  2/24/97           AA+       Claims paying ability
---------------------------------------------------------------------------------------


                                SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                            INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this Statement of Additional Information and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 2 of Notes to Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



                              DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the securities issued with respect to the Separate Account and will offer the Contracts on a continuous basis.

HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD, who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").


                           CALCULATION OF YIELD AND RETURN

YIELD OF THE HVA MONEY MARKET FUND SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the HVA Money Market Fund Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.


The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:


    Effective Yield = [(Base Period Return + 1)(365/7)] - 1

The HVA Money Market Fund Sub-Account's yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Sub-Account.

THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL POLICY FEE.

HVA MONEY MARKET FUND SUB-ACCOUNT


The yield and effective yield for the seven day period ending December 31, 1996 for the HVA Money Market Fund Sub-Account was as follows:

            ($30 annual policy fee)

Yield              3.85%
Effective Yield    3.93%

YIELDS OF HARTFORD BOND FUND AND HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of these two Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Hartford Bond Fund and Hartford Mortgage Securities Fund Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Hartford Bond Fund and Hartford Mortgage Securities Fund.

The yield reflects recurring charges on the Separate Account level, including the annual policy fee.

HARTFORD BOND FUND AND
HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNTS

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period ended December 31, 1996 were computed by dividing the dividends and interests earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                                       7
Example:

Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)(6)- 1]

here  A = Dividends and interest earned during the period.
      B = Expenses accrued for the period (net of reimbursements).
      C = The average daily number of units outstanding during the period that were entitled to receive dividends.
      D = The maximum offering price per unit on the last day of the period.

Hartford Bond Fund
    Yield =  4.94%


Hartford Mortgage Securities Fund
    Yield = 5.35%

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this

                                       8
account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

The following are the standardized average annual total return quotations for the Sub-Accounts for the fiscal year ended December 31, 1996. No information is included for the Hartford MidCap Fund because as of December 31, 1996, the Sub-Account had not commenced operations.

                                            Since
Sub-Accounts                              Inception         1 Year         5 Year        10 Year
--------------------------------------------------------------------------------------------------
Hartford Advisers Fund                       9.12%          6.14%          7.34%          8.62%
Hartford Bond Fund                           5.57%         (6.76)%         1.55%          3.68%
Hartford Capital Appreciation Fund          14.42%         10.20%         13.53%         13.14%
Hartford Dividend and Growth Fund           15.07%         12.39%            n/a            n/a
Hartford Index Fund                          8.88%         11.58%          9.68%            n/a
Hartford International Advisers Fund         7.57%          1.41%            n/a            n/a
Hartford International Opportunities Fund    2.68%          2.53%          5.21%            n/a
Hartford Mortgage Securities Fund            5.60%         (5.23)%         0.93%          3.90%
Hartford Small Company Fund                 (5.58)%           n/a            n/a            n/a
Hartford Stock Fund                         11.74%         13.83%         10.91%         11.02%


In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


The following are the non-standardized annualized total return quotations for the Sub-Accounts for the fiscal year ended December 31, 1996. No information is included for the Hartford MidCap Fund because as of December 31, 1996, the Sub-Account had not commenced operations.


Sub-Accounts                                   Since           1 Year         5 Year        10 Year
                                             Inception
-------------------------------------------------------------------------------------------------------------
Hartford Advisers Fund                          11.06%               15.14%         10.7%           10.86%
Hartford Bond Fund                               7.63%                2.24%          5.19%            6.3%
Hartford Capital Appreciation Fund              15.97%                19.2%         16.44%          15.26%
Hartford Dividend and Growth Fund               19.33%               21.39%            n/a             n/a
Hartford Index Fund                             11.42%               20.58%         13.01%             n/a
Hartford International Advisers Fund            13.71%               10.41%            n/a             n/a
Hartford International Opportunities Fund        6.24%               11.53%          8.66%             n/a
Hartford Mortgage Securities Fund                7.73%                3.77%          4.65%           6.45%
Hartford Small Company Fund                     16.67%                  n/a            n/a             n/a
Hartford Stock Fund                             13.15%                22.83%         14.1%          13.15%



                                PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of
100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

                               THE BB&T DIRECTOR
                             SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 5085
                       HARTFORD, CONNECTICUT 06102-5085
                      TELEPHONE: 1-800-862-6668 (CONTRACT
                                    OWNERS)
[LOGO]            1-800-862-7155 (INVESTMENT REPRESENTATIVES)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes The BB&T Director, an individual and group tax deferred variable annuity contract designed for retirement planning purposes ("Contracts").

    The Contracts are issued by Hartford Life Insurance Company ("Hartford"). Payments for the Contracts will be held in a series of Hartford Life Insurance Company Sepa-

rate Account Two (the "Separate Account") or in the Fixed Account of Hartford. Allocations to and transfers to and from the Fixed Account are not permitted in certain states.

    The following Sub-Accounts are available under the Contracts. Opposite each Sub-Account is the name of the underlying investment for that Sub-Account.


Advisers Fund Sub-Account                     --   shares of Hartford Advisers Fund, Inc. ("Advisers Fund")
Bond Fund Sub-Account                         --   shares of Hartford Bond Fund, Inc. ("Bond Fund")
Capital Appreciation Fund Sub-Account         --   shares of Hartford Capital Appreciation Fund, Inc.
                                                   ("Capital Appreciation Fund")
Dividend and Growth Fund Sub-Account          --   shares of Hartford Dividend and Growth Fund, Inc.
                                                   ("Dividend and Growth Fund")
Index Fund Sub-Account                        --   shares of Hartford Index Fund, Inc. ("Index Fund")
International Advisers Fund Sub-Account       --   shares of Hartford International Advisers Fund, Inc.
                                                   ("International Advisers Fund")
International Opportunities Fund Sub-Account  --   shares of Hartford International Opportunities Fund, Inc.
                                                   ("International Opportunities Fund")
MidCap Fund Sub-Account                       --   shares of Hartford MidCap Fund, Inc. ("MidCap Fund")
Money Market Fund Sub-Account                 --   shares of HVA Money Market Fund, Inc. ("Money Market
                                                   Fund")
Mortgage Securities Fund Sub-Account          --   shares of Hartford Mortgage Securities Fund, Inc.
                                                   ("Mortgage Securities Fund")
Small Company Fund Sub-Account                --   shares of Hartford Small Company Fund, Inc. ("Small
                                                   Company Fund")
Stock Fund Sub-Account                        --   shares of Hartford Stock Fund, Inc. ("Stock Fund")
BB&T Growth and Income Fund Sub-Account       --   shares of the BB&T Growth and Income Fund of the Variable
                                                   Insurance Funds ("BB&T Growth and Income Fund")



This Prospectus sets forth the information concerning the Separate Account and the Fixed Account, where available, that investors should know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Account and the Fixed Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information send a written request to, or call Hartford Life Insurance Company, Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085. The Table of Contents for the Statement of Additional Information may be found on page 28 of this Prospectus. The Statement of Additional Information is incorporated by reference to this Prospectus.


--------------------------------------------------------------------------------

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
   ACCURACY OR ADEQUACY   OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

PROSPECTUS DATED: OCTOBER 17, 1997


STATEMENT OF ADDITIONAL INFORMATION DATED: OCTOBER 17, 1997

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 GLOSSARY OF SPECIAL TERMS.............................................    3
 FEE TABLE.............................................................    5
 ACCUMULATION UNIT VALUES..............................................    6
 INTRODUCTION..........................................................    7
 HARTFORD, SEPARATE ACCOUNT TWO, THE FIXED ACCOUNT AND THE FUNDS.......    7
   Hartford Life Insurance Company.....................................    7
   Separate Account Two................................................    8
   The Funds...........................................................    8
   The Fixed Account...................................................   10
   Performance Related Information.....................................   11
 THE CONTRACTS.........................................................   12
   Contracts Offered...................................................   12
   Premium Payments and Initial Allocations............................   12
   Contract Value......................................................   12
   Transfers Between the Sub-Accounts/Fixed Account....................   13
   Charges Under the Contracts.........................................   14
   Waiver of Sales Charge..............................................   15
   Death Benefits......................................................   16
   Surrender Benefits..................................................   17
   Annuity Benefits....................................................   18
   Other Information...................................................   19
 FEDERAL TAX CONSIDERATIONS............................................   20
   A. General..........................................................   20
   B. Taxation of Hartford and the Separate Account....................   20
   C. Taxation of Annuities -- General Provisions Affecting Purchasers
 other than Qualified Retirement Plans.................................   20
   D. Federal Income Tax Withholding...................................   23
   E. General Provisions Affecting Qualified Retirement Plans..........   23
   F. Annuity Purchases by Nonresident Aliens and Foreign
 Corporations..........................................................   23
 MISCELLANEOUS.........................................................   23
   How Contracts Are Sold..............................................   23
   Legal Matters and Experts...........................................   24
   Additional Information..............................................   24
 APPENDIX I INFORMATION REGARDING TAX QUALIFIED PLANS..................   25
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION.............   28

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.

ANNUAL WITHDRAWAL AMOUNT: The amount which can be withdrawn in any Contract Year prior to incurring surrender charges.

ANNUITANT: The person or Participant upon whose life the Contract is issued.

ANNUITY: A series of payments for life, or for life with a minimum number of payments or a determinable sum guaranteed, or for a joint lifetime and thereafter during the lifetime of the survivor, or for a designated period.

ANNUITY COMMENCEMENT DATE: The date on which Annuity payments are to commence. Under a group unallocated Contract, the date for each Participant is determined by the Contract Owner in accordance with the terms of the Plan.

ANNUITY UNIT: An accounting unit of measure used to calculate the value of Annuity payments.

BENEFICIARY: The person(s) who receive Contract Values in the event of the Annuitant's or Contract Owner's death under certain conditions. Under a group unallocated Contract, the person named by the Participant within the Plan documents/enrollment forms who is entitled to receive benefits in case of the death of the Participant.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTINGENT ANNUITANT: The person so designated by the Contract Owner, who upon the Annuitant's death, prior to the Annuity Commencement Date, becomes the Annuitant.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT OWNER(S): The owner(s) of the Contract, trustee or other entity, sometimes herein referred to as "you".

CONTRACT VALUE: The aggregate value of any Sub-Account Accumulation Units held under the Contract plus the value of the Fixed Account.

CONTRACT YEAR: A period of 12 months commencing with the Contract Date or any anniversary thereof.

DEATH BENEFIT: The amount payable upon the death of a Contract Owner, Annuitant or Participant, in the case of group Contracts, before annuity payments have commenced.

FIXED ACCOUNT: Part of the General Account of Hartford to which a Contract Owner may allocate all or a portion of his Premium Payment or Contract Value.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

FUNDS: The Funds described commencing on page 8 of this Prospectus and any additional Funds which may be made available from time to time.

GENERAL ACCOUNT: The General Account of Hartford which consists of all assets of the Hartford other than those allocated to the separate accounts of the Hartford.

HARTFORD: Hartford Life Insurance Company.

HOME OFFICE OF THE COMPANY: Currently located at 200 Hopmeadow Street, Simsbury, CT. All correspondence concerning this Contract should be sent to P.O. Box 5085, Hartford, CT 06102-5085, Attn: Individual Annuity Services.

MAXIMUM ANNIVERSARY VALUE: Value used in determining the Death Benefit. It is based on a series of calculations of Account Values on Contract Anniversaries, premium payments and partial surrenders, as described on page 13.

NON-QUALIFIED CONTRACT: A Contract which is not part of a tax-qualified retirement plan or arrangement which qualifies for special tax treatment under the Code.

PARTICIPANT -- (For Group Unallocated Contracts Only) -- Any eligible employee of an Employer/Contract Owner participating in the Plan.

PLAN: A voluntary plan of an employer or other person which qualifies for special tax treatment under the Code.

PREMIUM PAYMENT: The payment made to Hartford pursuant to the terms of the Contract.

PREMIUM TAX: A tax on premiums charged by a state or municipality on Premium Payments or Contract Values.

QUALIFIED CONTRACT: A Contract which is part of a tax-qualified retirement plan or arrangement which qualifies for special tax treatment under the Code, such as an employer-sponsored Section401(k) plan or an Individual Retirement Annuity
(IRA).

SEPARATE ACCOUNT: The Hartford separate account entitled "Hartford Life Insurance Company Separate Account Two".

SUB-ACCOUNT: Accounts established within the Separate Account with respect to a Fund.

TERMINATION VALUE: The Contract Value upon termination of the Contract prior to the Annuity Commencement Date, less any applicable Premium Taxes, the Annual Maintenance Fee and any applicable contingent deferred sales charges.

UNALLOCATED CONTRACTS: Contracts issued to employers, or other entity, as Contract Owner under which no allocation of Contract Values is made for a specific Participant. The Plans will be responsible for the individual allocations.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets of the Separate Account.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

                                   FEE TABLE
                                    SUMMARY

                        Contract Owner Transaction Expenses
                               (All Sub-Accounts)

 Sales Load Imposed on Purchases (as a percentage of premium
    payments)......................................................    None
 Exchange Fee......................................................  $    0
 Deferred Sales Load (as a percentage of amounts withdrawn)
     First Year (1)................................................       6%
     Second Year...................................................       6%
     Third Year....................................................       5%
     Fourth Year...................................................       5%
     Fifth Year....................................................       4%
     Sixth Year....................................................       3%
     Seventh Year..................................................       2%
     Eighth Year...................................................       0%
 Annual Contract Fee (2)...........................................  $   30
 Annual Expenses-Separate Account (as percentage of average account value)
     Mortality and Expense Risk....................................   1.250%

                         Annual Fund Operating Expenses
                        (as a percentage of net assets)


                                                                        TOTAL FUND
                                                  MANAGEMENT   OTHER    OPERATING
                                                     FEES     EXPENSES   EXPENSES
                                                  ----------  --------  ----------
 Hartford Bond Fund..............................   0.490%     0.030%     0.520%
 Hartford Stock Fund.............................   0.441%     0.016%     0.457%
 HVA Money Market Fund...........................   0.423%     0.021%     0.444%
 Hartford Advisers Fund..........................   0.615%     0.017%     0.632%
 Hartford Capital Appreciation Fund..............   0.629%     0.017%     0.646%
 Hartford Mortgage Securities Fund...............   0.424%     0.029%     0.453%
 Hartford Index Fund.............................   0.374%     0.019%     0.393%
 Hartford International Opportunities Fund.......   0.691%     0.095%     0.786%
 Hartford Dividend & Growth Fund.................   0.709%     0.017%     0.726%
 Hartford International Advisers Fund............   0.746%     0.214%     0.960%
 Hartford MidCap Fund (3)........................   0.520%     0.150%     0.670%
 Hartford Small Company Fund.....................   0.750%     0.040%     0.790%
 BB&T Growth and Income Fund (4).................   0.500%     0.470%     0.970%


------------------------------

(1) Length of time from premium payment.
(2) The annual contract fee is a single $30 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. Pursuant to requirements of the 1940 Act, the policy fees has been reflected in the Examples by a method intended to show the "average" impact of the policy fee on an investment in the Separate Account. The Policy Fee is deducted only when the accumulated value is $50,000 or less. In the Example, the annual contract fee is approximately as a 0.06% annual asset charge based on the experience of the Contracts.

(3) Hartford MidCap Fund is a new Fund: Operating expenses are based on annualized estimates of such expenses to be incurred in the current fiscal year. HL Investment Advisors, Inc. has agreed to waive its fees for the MidCap Fund until the assets of the Fund (excluding assets contributed by companies affiliated with HL Investment Advisors, Inc.) first reach $20 million. Absent this waiver, the investment advisory fee would be 0.575% annually and total fund operating expense ratio would be 0.900% (annualized).

(4) The adviser has agreed to temporarily waive a portion of its management fee for the BB&T Growth and Income Fund. In the absence of this waiver, management fees would have been 0.740% and the total expense ratio of the Fund would be 1.210%.

EXAMPLE


                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period you would pay the     time period you would pay the     following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:

 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Bond Fund....................  $ 79   $ 108   $ 140    $ 216     $ 18   $  57   $  99    $ 215     $ 19   $  58   $ 100    $ 216
 Stock Fund...................    78     106     137      209       17      55      96      209       18      56      97      209
 Money Market Fund............    78     106     136      208       17      55      95      207       18      56      96      208
 Advisers Fund................    80     112     146      228       19      61     105      227       20      62     106      228
 Capital Appreciation Fund....    80     112     146      230       19      61     106      229       20      62     106      230
 Mortgage Securities Fund.....    78     106     136      209       17      55      96      208       18      56      96      209
 Index Fund...................    77     104     133      202       17      53      92      202       17      54      93      202
 International Opportunities
   Fund.......................    81     116     154      245       21      66     113      244       21      66     114      245
 Dividend and Growth Fund.....    81     114     151      238       20      64     110      237       21      64     111      238
 International Advisers
   Fund.......................    83     122     163      263       23      71     122      262       23      72     123      263
 MidCap Fund..................    80     113     N/A      N/A       19      62     N/A      N/A       20      63     N/A      N/A
 Small Company Fund...........    81     116     N/A      N/A       21      66     N/A      N/A       21      64     N/A      N/A
 BB&T Growth and Income
   Fund.......................    83     122     N/A      N/A       23      71     N/A      N/A       23      72     N/A      N/A


    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


    The following information has been examined by Arthur Andersen LLP, independent public accountants, whose report thereon is included in the Statement of Additional information, which is incorporated by reference to this Prospectus. No information is included for the MidCap Fund and BB&T Growth and Income Fund Sub-Accounts because as of December 31, 1996, the Sub-Accounts had not commenced operations.

                                                                                  YEAR ENDED DECEMBER 31,
                                                            -------------------------------------------------------------------
                                                             1996     1995        1994        1993     1992     1991     1990
                                                            -------  -------     -------     -------  -------  -------  -------
BOND FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.880   $1.607      $1.694      $1.556   $1.493   $1.298   $1.212
Accumulation unit value at end of period..................   $1.922   $1.880      $1.607      $1.694   $1.556   $1.493   $1.298
Number accumulation units outstanding at end of period (in
 thousands)...............................................   96,857   99,377      85,397      79,080   41,204   25,267   14,753
STOCK FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $2.887   $2.180      $2.250      $1.993   $1.834   $1.490   $1.569
Accumulation unit value at end of period..................   $3.546   $2.887      $2.180      $2.250   $1.993   $1.834   $1.490
Number accumulation units outstanding at end of period (in
 thousands)...............................................  333,176  285,640     248,563     203,873  121,100   72,780   31,149
MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.528   $1.462      $1.424      $1.401   $1.369   $1.307   $1.225
Accumulation unit value at end of period..................   $1.587   $1.528      $1.462      $1.424   $1.401   $1.369   $1.307
Number accumulation units outstanding at end of period (in
 thousands)...............................................  151,978  102,635     138,396     102,328   78,664   60,774   67,059
ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $2.523   $1.991      $2.072      $1.870   $1.748   $1.470   $1.470
Accumulation unit value at end of period..................   $2.905   $2.523      $1.991      $2.072   $1.870   $1.748   $1.470
Number accumulation units outstanding at end of period (in
 thousands)...............................................  953,998  888,803     858,014     688,865  295,387  166,408  101,758
U.S. GOVERNMENT MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.468   $1.409      $1.376      $1.357   $1.331   $1.276   $1.202
Accumulation unit value at end of period..................   $1.521   $1.468      $1.409      $1.376   $1.357   $1.331   $1.276
Number accumulation units outstanding at end of period (in
 thousands)...............................................       46       48          48          52      161      213      243
CAPITAL APPRECIATION FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $3.364   $2.615      $2.583      $2.165   $1.874   $1.231   $1.400
Accumulation unit value at end of period..................   $4.010   $3.364      $2.615      $2.583   $2.165   $1.874   $1.231
Number accumulation units outstanding at end of period (in
 thousands)...............................................  330,580  292,671     220,936     160,934   75,653   39,031   10,501
MORTGAGE SECURITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.878   $1.637      $1.685      $1.604   $1.552   $1.370   $1.264
Accumulation unit value at end of period..................   $1.949   $1.878      $1.637      $1.685   $1.604   $1.552   $1.370
Number accumulation units outstanding at end of period (in
 thousands)...............................................   89,098  101,881     112,417     138,666   98,494   46,464   18,632
INDEX FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $2.359   $1.750      $1.755      $1.629   $1.544   $1.207   $1.274
Accumulation unit value at end of period..................   $2.845   $2.359      $1.750      $1.755   $1.629   $1.544   $1.207
Number accumulation units outstanding at end of (in
 thousands)...............................................   87,611   65,954      50,799      46,504   29,723   15,975   10,015
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
Accumulation unit value at end of period..................   $1.329   $1.181      $1.220      $0.924   $0.979   $0.877   $1.000(c)
Accumulation unit value at end of period..................   $1,482   $1.329      $1.181      $1.220   $0.924   $0.979   $0.877
Number accumulation units outstanding at end of period (in
 thousands)...............................................  266,962  238,086     246,259     132,795   32,597   13,109    2,892
DIVIDEND & GROWTH FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.359   $1.009      $1.000(d)
Accumulation unit value at end of period..................   $1.650   $1.359      $1.009
Number accumulation units outstanding at end of period (in
 thousands)...............................................  190,958   83,506      29,146
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.146   $1,000(e)
Accumulation unit value at end of period..................   $1.266   $1.146
Number accumulation units outstanding at end of period (in
 thousands)...............................................   23,174    6,577
SMALL COMPANY FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $0.000   $0.000(f)
Accumulation unit value at end of period..................   $1.066   $0.000
Number accumulation units outstanding at end of period (in
 thousands)...............................................   12,563        0

                                                                1989     1988     1987        1986
                                                               -------  -------  -------     -------
BOND FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............      $1.095   $1.031   $1.044      $1.000(a)
Accumulation unit value at end of period..................      $1.212   $1.095   $1.031      $1.044
Number accumulation units outstanding at end of period (in
 thousands)...............................................       9,267    5,786    3,576         802
STOCK FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............      $1.261   $1.073   $1.031      $1.000(a)
Accumulation unit value at end of period..................      $1.569   $1.261   $1.073      $1.031
Number accumulation units outstanding at end of period (in
 thousands)...............................................      30,096    9.158    9,229       1,250
MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............      $1.136   $1.071   $1.019      $1.000(a)
Accumulation unit value at end of period..................      $1.225   $1.136   $1.071      $1.019
Number accumulation units outstanding at end of period (in
 thousands)...............................................      28,291   29,043   11,633         243
ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............      $1.223   $1.085   $1.036      $1.000(a)
Accumulation unit value at end of period..................      $1.470   $1.223   $1.085      $1.036
Number accumulation units outstanding at end of period (in
 thousands)...............................................      79,738   56.584   56,332       9,405
U.S. GOVERNMENT MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............      $1.122   $1.062   $1.018      $1.000(a)
Accumulation unit value at end of period..................      $1.202   $1.122   $1.062      $1.018
Number accumulation units outstanding at end of period (in
 thousands)...............................................         297      281      187          10
CAPITAL APPRECIATION FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............      $1.142   $0.916   $0.969      $1.000(a)
Accumulation unit value at end of period..................      $1.400   $1.142   $0.916      $0.969
Number accumulation units outstanding at end of period (in
 thousands)...............................................       8,041    3,606    2,989         431
MORTGAGE SECURITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............      $1.132   $1.057   $1.043      $1.000(a)
Accumulation unit value at end of period..................      $1.264   $1.132   $1.057      $1.043
Number accumulation units outstanding at end of period (in
 thousands)...............................................      12,248   11,061    9,397       3,773
INDEX FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............      $0.989   $0.862   $1.000(b)       --
Accumulation unit value at end of period..................      $1.274   $0.989   $0.862          --
Number accumulation units outstanding at end of (in
 thousands)...............................................       6,306    2,868    1,758          --
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
Accumulation unit value at end of period..................          --       --       --          --
Accumulation unit value at end of period..................          --       --       --          --
Number accumulation units outstanding at end of period (in
 thousands)...............................................          --       --
DIVIDEND & GROWTH FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............
Accumulation unit value at end of period..................
Number accumulation units outstanding at end of period (in
 thousands)...............................................
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............
Accumulation unit value at end of period..................
Number accumulation units outstanding at end of period (in
 thousands)...............................................
SMALL COMPANY FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............
Accumulation unit value at end of period..................
Number accumulation units outstanding at end of period (in
 thousands)...............................................

(a) Inception date August 1, 1986.

(b) Inception date May 1, 1987.

(c) Inception date July 2, 1990.

(d) Inception date March 8, 1994.

(e) Inception date March 1, 1995.

(f) Inception date August 9, 1996.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                                  INTRODUCTION


    This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing an individual or group tax deferred Variable Annuity Contract offered by Hartford Life Insurance Company ("Hartford") in the Fixed Account and/or a series of Separate Account Two. (See "Hartford Life Insurance Company," page 7; "The Contracts," page 12; and "The Separate Account," page 8.) Please read the Glossary of Special Terms on pages 3 and 4 prior to reading this Prospectus to familiarize yourself with the terms being used.



    The Contracts are available for purchase by individuals and groups on both a non-qualified and qualified basis. The maximum issue age for the Contract is 85 years old. (See "The Contracts," page 12.) Generally, the minimum initial Premium Payment is $1,000. Thereafter, the minimum payment is $500. There is no deduction for sales expenses from Premium Payments when made. A deduction will be made for state Premium Taxes for Contracts sold in certain states. (See "Charges Under the Contracts," page 14.)


    Generally, the Contracts are purchased by completing and submitting an application or an order to purchase, along with the initial Premium Payment, to Hartford for its approval. Generally, a Contract Owner may exercise his right to cancel the Contract within ten days of delivery of the Contract by returning the Contract to Hartford at its Home Office. If the Contract Owner exercises his right to cancel, Hartford will return either the Contract Value or the original Premium Payments to the Contract Owner. The duration of the right to cancel period and Hartford's obligation to either return the Contract Value of the original Premium Payment will depend on state law.


    The investment options for the Contracts are the Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Advisers Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford MidCap Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Small Company Fund, Inc., Hartford Stock Fund, Inc., HVA Money Market Fund, Inc., BB&T Growth and Income Fund and such other funds as shall be offered from time to time (the "Funds"), and the Fixed Account. (See "The Funds," page 8, and "The Fixed Account," page 10.) With certain limitations, Contract Owners may allocate their Premium Payments and Contract Values to one or a combination of these investment options and transfer among the investment options. (See "Transfers Between Sub-Accounts/ Fixed Account," page 13.)



    An Annual Maintenance Fee in the amount of $30.00 is deducted from Contract Values each Contract Year (not applicable to Contracts with Account Values of $50,000 or more or under other circumstances at the sole discretion of Hartford) and there is a 1.25% per annum mortality and expense risk charge applied against all Contract Values held in the Separate Account. (See "Charges Under the Contracts," page 14). Finally, the Funds are subject to certain fees, charges and expenses (see the Funds' prospectus attached hereto).



    The Contracts may be surrendered, or portions of the value of the Contracts may be withdrawn, at any time prior to the Annuity Commencement Date. (See "Surrender Benefits," page 17.) However, a contingent deferred sales charge may be assessed against Contract Values when they are surrendered. Contingent deferred sales charges will not be assessed in certain instances, including withdrawals up to the annual withdrawal amount and the payment of Death Benefits. (See "Charges Under the Contracts," page 14.)



    The Contract provides for a minimum Death Benefit in the event of the death of the Annuitant or Contract Owner before Annuity payments have commenced (see "Death Benefits," page 16). Various annuity options are available under the Contract for election by the Contract Owner on either a fixed or variable basis. In the absence of an annuity option election, the Contract Value (less applicable Premium Taxes) will be applied on the Annuity Commencement Date to provide a life annuity with 120 monthly payments certain (see "Annuity Benefits," page 18).


    The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the premium payment. This additional percentage of premium payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or financial institutions affiliated therewith) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

                           HARTFORD, SEPARATE ACCOUNT
                            TWO, THE FIXED ACCOUNT,
                                 AND THE FUNDS
                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.



                                HARTFORD RATING



                          EFFECTIVE
                           DATE OF
     RATING AGENCY          RATING      RATING         BASIS OF RATING
------------------------  ----------  -----------  ------------------------
A.M. Best and Company,
 Inc....................      9/9/97          A+   Financial soundness and
                                                    operating performance
Standard & Poor's.......      7/2/97          AA   Claims paying ability
Duff & Phelps...........     2/24/97         AA+   Claims paying ability


                              SEPARATE ACCOUNT TWO

    The Separate Account was established on June 2, 1986. It is the Separate Account in which Hartford sets aside and invests the assets attributable to variable annuity Contracts, including the Contracts sold under this Prospectus. Separate Account assets are held by Hartford under a safekeeping arrangement. Although the Separate Account is an integral part of Hartford, it is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not, however, involve Commission supervision of the management or the investment practices or policies of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law.

    Your investment in the Separate Account is allocated to one or more Sub-Accounts as per your specifications. Each Sub-Account is invested exclusively in the assets of one underlying Fund. Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Commission.

    Net Premium Payments and proceeds of transfers between Sub-Accounts are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Fund are reinvested at net asset value. The value of your investment will therefore vary in accordance with the net income and fluctuation in the individual investments within the underlying Fund portfolio or portfolios. During the Variable Annuity payout period, both your Annuity payments and reserve values will vary in accordance with these factors.

    Under Connecticut law, the assets of the Separate Account attributable to the Contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account, are, in accordance with the Contracts, credited to or charged against the Separate Account. Also, the assets in the Separate Account are not chargeable with liabilities arising out of any other business Hartford may conduct. Contract Values allocated to the Separate Account is not affected by the rate of return of Hartford's General Account, nor by the investment performance of any of Hartford's other separate accounts. The Separate Account may be subject to liabilities arising from a Sub-Account of the Separate Account whose assets are attributable to other variable annuity Contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus. However, all obligations arising under the Contracts are general corporate obligations of Hartford.

    Hartford does not guarantee the investment results of the Separate Accounts or any of the underlying investments. There is no assurance that the value of a Contract during the years prior to retirement or the aggregate amount of the Variable Annuity payments will equal the total of Premium Payments made under the Contract. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks are more fully described in the accompanying Funds' prospectus.

                                   THE FUNDS


    The Hartford Bond Fund, Inc., Hartford Stock Fund, Inc., HVA Money Market Fund, Inc., Hartford Advisers, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Index Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford International Advisers Fund, Inc., Hartford MidCap Fund, Inc., and Hartford Small Company Fund, Inc. are sponsored by Hartford and are incorporated under the laws of the State of Maryland. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each of the Hartford Funds.



    Wellington Management Company, LLP serves as sub-investment adviser for Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford Small Company Fund and Hartford Stock Fund.


    In addition, HL Advisors has entered an investment services agreement with The Hartford Investment Management Company, Inc. ("HIMCO"), pursuant to which

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

HIMCO will provide certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund and HVA Money Market Fund.

    BB&T Growth and Income Fund is sponsored by Branch Banking and Trust Company and is a diversified investment portfolio of the Variable Insurance Funds, a Massachusetts business trust which is registered as an open-end management investment company. BB&T serves as the investment adviser to the BB&T Growth and Income Fund.


    A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Funds' Prospectus which should be read in conjunction with this Prospectus before investing and in the Funds' Statement of Additional Information which may be ordered from Hartford. The Funds may not be available in all states.


    The investment objectives of each of the Funds are as follows:

 HARTFORD ADVISERS FUND, INC.

    Seeks maximum long-term total rate of return consistent with prudent investment risk by investing in common stock and other equity securities, bonds and other debt securities, and money market instruments.

 HARTFORD BOND FUND, INC.

    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's or "BB" by S&P) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies."

 HARTFORD CAPITAL APPRECIATION FUND, INC.

    Seeks growth of capital by investing in securities selected solely on the basis of potential for capital appreciation; income, if any, is an incidental consideration.

 HARTFORD DIVIDEND AND GROWTH FUND, INC.

    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.

 HARTFORD INDEX FUND, INC.

    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*

 HARTFORD INTERNATIONAL ADVISERS FUND, INC.

    Seeks maximum long-term total rate of return consistent with prudent investment risk by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets.

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.

    Seeks long-term total rate of return consistent with prudent investment risk through investment primarily in equity securities issued by non-U.S. companies.


 HARTFORD MIDCAP FUND, INC.



    Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities.


 HARTFORD MORTGAGE SECURITIES FUND, INC.

    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.

 HARTFORD SMALL COMPANY FUND, INC.

    Seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.

 HARTFORD STOCK FUND, INC.

    Seeks long-term capital growth primarily through capital appreciation, with income as a secondary consideration, by investing primarily in equity securities.

 HVA MONEY MARKET FUND, INC.

    Seeks maximum current income consistent with liquidity and preservation of capital.

 BB&T GROWTH AND INCOME FUND

    Seeks to achieve capital growth, current income or both primarily through investment in stocks. Under normal market conditions, this Fund will invest at least 65% of its total assets in stocks, which may include common stock, preferred stock, warrants or debt instruments that are convertible to common stock.

* "STANDARD & POOR'S-REGISTERED TRADEMARK-," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    VOTING RIGHTS -- Hartford is the legal owner of all Fund shares held in the Separate Account. As the owner, Hartford has the right to vote at the Funds' shareholder meetings. However, to the extent required by federal securities laws or regulations, Hartford will:

1. Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner, and

2. Vote shares attributable to a Contract for which no voting instructions are received in the same proportion as shares for which instructions are received.

    If any federal securities laws or regulations, or their present interpretation change to permit Hartford to vote Fund shares in its own right, Hartford may elect to do so.

    Hartford will notify you of any Fund shareholders' meeting if the shares held for your account may be voted at such meetings. Hartford will send proxy materials and a form of instruction by means of which you can instruct Hartford with respect to the voting of the Fund shares held for your account.

    In connection with the voting of Fund shares held by it, Hartford will arrange for the handling and tallying of proxies received from Contract Owners. Hartford as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Fund shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held. If a Contract Owner desires to attend any meeting at which shares held for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contract Owner's account. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Contract Owners (i.e. shares owned by Hartford) in the same proportion as it votes shares of that Fund for which it has received instructions. During the Annuity period under a Contract the number of votes will decrease as the assets held to fund Annuity benefits decrease.

    The Funds are available only to serve as the underlying investment for variable annuity and variable life insurance Contracts issued by Hartford. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or to variable life insurance Policy Owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between such Contract Owners and Policy Owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant to the establishment of such separate funds.

                               THE FIXED ACCOUNT

    THAT PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

    Premium Payments and Contract Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of Insurance Company General Accounts.

    Currently, Hartford guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the Contracts. However, Hartford reserves the right to change the rate according to state insurance law. Hartford may credit interest at a rate in excess of 3% per year. There is no specific formula for the determination of excess interest credits. Some of the factors that the Company may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on the Company's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.


    From time to time, Hartford may credit increased interest rates to Contract Owners under certain programs established at the discretion of Hartford. Effective August 6,

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------


1997, Contract Owners may enroll in a special preauthorized transfer program known as Hartford's Dollar Cost Averaging Bonus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program and preauthorize between 3 and 12 monthly transfers to any of the Sub-Accounts. Contract Owners enrolled in the Program will receive an increased interest rate guaranteed for a 12 month period.



    The preauthorized transfers will begin on or about 15 days following receipt of an initial Program Premium Payment. That Premium Payment plus any subsequent Premium Payments and any accrued interest will be completely transferred into the Sub-Accounts within twelve months of receipt of the initial Program Premium Payment. This will be accomplished by equal monthly transfers for the period selected, and a final transfer of the entire amount remaining in the Program.



    Any subsequent Premium Payments received by Hartford within the period selected for transfer will be allocated to the Sub-Accounts over the remainder of the transfer period. If, while the Program is still in effect but the transfer period has expired, a subsequent Premium Payment of $5,000 is received by Hartford, a new Program cycle will be initiated. Unless instructed otherwise, Hartford will allocate that Premium Payment in the same number of transfers and into the same Sub-Accounts as the previous election. If, while the Program is still in effect but the transfer period has expired, a subsequent Premium Payment of less than $5,000 is received by Hartford, the entire amount will be credited with the non-Program interest rate then in effect for the Fixed Account.



    If complete Program enrollment instructions are not received by Hartford within 15 days of receipt of the initial Program Premium Payment, the Program will be voided and the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.



    The Contract Owner may elect to terminate the preauthorized transfers by calling or writing Hartford of their intent to cancel their enrollment in the Program. Upon cancellation of enrollment in the Program the Contract Owner will no longer receive the increased interest rate. Hartford reserves the right to discontinue, modify or amend the Program or any other interest rate program established by Hartford. Any change to the Program will not affect Contract Owners currently enrolled in the Program.


                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


    The Hartford Advisers Fund, Hartford Bond Fund, Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Hartford Index Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford MidCap Fund, Hartford Mortgage Securities Fund, Hartford Small Company Fund, Hartford Stock Fund, HVA Money Market Fund and BB&T Growth and Income Fund Sub-Accounts may include total return in advertisements or other sales material.


    When a Sub-Account advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period).

    In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


    The Hartford Bond Fund and Hartford Mortgage Securities Fund Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the annual maintenance fee.


    The HVA Money Market Fund Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the annual maintenance fee.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    The Separate Account may also disclose yield, standard total return, and non-standard total return for periods prior to the date the Separate Account commenced operations. For periods prior to the date the Separate Account commenced operations, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts.

    Hartford may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                                 THE CONTRACTS
                               CONTRACTS OFFERED

    The Contracts are individual or group tax-deferred Variable Annuity Contracts designed for retirement planning purposes and may be purchased by any individual, group or trust, including any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code; annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code; Individual Retirement Annuities adopted according to Section 408 of the Code; employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and certain eligible deferred compensation plans as defined in Section 457 of the Code ("Qualified Contracts").

                    PREMIUM PAYMENTS AND INITIAL ALLOCATIONS

    The minimum initial Premium Payment is $1,000. Thereafter, the minimum Premium Payment is $500. Certain plans may make smaller periodic payments. Each Premium Payment may be split among the various Sub-Accounts and/or the Fixed Account subject to minimum amounts then in effect.

    REFUND RIGHTS -- If you are not satisfied with your purchase you may cancel the Contract by returning it within ten days (or longer in some states) after you receive it. A written request for cancellation must accompany the Contract. In such event, Hartford will, without deduction for any charges normally assessed thereunder, pay you an amount equal to the Contract Value on the date of receipt of the request for cancellation. You bear the investment risk during the period prior to the Company's receipt of request for cancellation. Hartford will refund the premium paid only for individual retirement annuities (if returned within seven days of receipt) and in those states where required by law.

    CREDITING AND VALUATION -- The balance of the initial Premium Payment remaining after the deduction of any applicable Premium Tax is credited to your Contract within two business days of receipt of a properly completed application or an order to purchase a Contract and the initial Premium Payment by Hartford at its Home Office, P.O. Box 5085, Hartford, CT 06102-5085. It will be credited to the Sub-Account(s) and/or the Fixed Account in accordance with your election. If the application or other information is incomplete when received, the balance of the initial Premium Payment, after deduction of any applicable Premium Tax, will be credited to the Sub-Account(s) or the Fixed Account within five business days of receipt. If the initial Premium Payment is not credited within five business days, the Premium Payment will be immediately returned unless you have been informed of the delay and request that the Premium Payment not be returned.

    The number of Accumulation Units in each Sub-Account to be credited to a Contract will be determined by dividing the portion of the Premium Payment being credited to each Sub-Account by the value of an Accumulation Unit in that Sub-Account on that date.

    Subsequent Premium Payments are priced on the Valuation Day received by Hartford in its Home Office, or other designated administrative offices.

                                 CONTRACT VALUE

    The value of the Sub-Account investments under your Contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Accumulation Units credited to your Contract in each Sub-Account by the then current Accumulation Unit values for the applicable Sub-Account. The value of the Fixed Account under your Contract will be the amount allocated to the Fixed Account plus interest credited.

    You will be advised at least semiannually of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, the Fixed Account value, and the total value of your Contract.

    ACCUMULATION UNIT VALUES -- The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be

HARTFORD LIFE INSURANCE COMPANY                                               13
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determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The "Net Investment Factor" for each of the Sub-Accounts is equal to (a) the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains distributed by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period, (b) minus the mortality and expense risk charge and the administration charge described below. You should refer to the prospectus for each of the Funds which accompanies this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a Contract. The Accumulation Unit Value is affected by the performance of the underlying Fund(s), expenses and deduction of the charges described in this Prospectus.

    VALUATION OF FUND SHARES -- The shares of the Fund are valued at net asset value on each Valuation Day. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Funds' prospectus.

    VALUATION OF THE FIXED ACCOUNT -- Hartford will determine the value of the Fixed Account by crediting interest to amounts allocated to the Fixed Account.

                  TRANSFERS BETWEEN SUB-ACCOUNTS/FIXED ACCOUNT

    You may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another free of charge. However, Hartford reserves the right to limit the number of transfers to twelve (12) per Contract Year, with no two (2) transfers occurring on consecutive Valuation Days. Transfers by telephone may be made by a Contract Owner or by the attorney-in-fact pursuant to a power of attorney by calling (800) 862-6668 or by the agent of record by calling (800) 862-7155. Telephone transfers may not be permitted by some states for their residents who purchase variable annuities.

    The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.

    Hartford may permit the Contract Owner to preauthorize transfers among Sub-Accounts and between Sub-Accounts and the Fixed Account under certain circumstances. Transfers between the Sub-Accounts may be made both before and after Annuity payments commence (limited to once a quarter) provided that the minimum allocation to any Sub-Account may not be less than $500. No minimum balance is required in any Sub-Account.

    It is the responsibility of the Contract Owner or Participant to verify the accuracy of all confirmations of transfers and to promptly advise Hartford of any inaccuracies within one business day of receipt of the confirmation. Hartford will send the Contract Owner a confirmation of the transfer within five days from the date of any instruction.

    Transfers from the Fixed Account into a Sub-Account may be made at any time during the Contract Year. The maximum amount which may be transferred from the Fixed Account during any Contract Year is the greater of 30% of the Fixed Account balance as of the last Contract Anniversary or the greatest amount of any prior transfer from the Fixed Account. If Hartford permits preauthorized transfers from the Fixed Account to the Sub-Accounts, this restriction is inapplicable. Also, if any interest rate is renewed at a rate of at least one percentage point less than the previous rate, the Contract Owner may elect to transfer up to 100% of the funds receiving the reduced rate within 60 days of notification of the interest rate decrease. Generally, transfers may not be made from any Sub-Account into the Fixed Account for the six-month period following any transfer from the Fixed Account into one or more of the Sub-Accounts. Hartford reserves the right to modify the limitations on transfers from the Fixed Account and to defer transfers from the Fixed Account for up to six months from the date of request.

    Subject to the exceptions set forth in the following two paragraphs, the right to reallocate Contract Values is subject to modification if Hartford determines, in its sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and the Fixed Account and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts and the Fixed Account by a Contract Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners.

    For Contracts issued in the State of New York, the reservation of rights set forth in the preceding paragraph is

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

limited to (i) requiring up to a maximum of 10 Valuation Days between each transfer: (ii) limiting the amount to be transferred on any one Valuation Day to no more than $2 million; and (iii) upon 30 days prior written notice, to only accepting transfer instructions from the Contract Owner and not from the Contract Owner's representative, agent or person acting under a power of attorney for the Contract Owner.

    Currently, and with respect to Contracts issued in all states, the only restriction in effect is that Hartford will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with Hartford.

                          CHARGES UNDER THE CONTRACTS

CONTINGENT DEFERRED SALES CHARGES

    There is no deduction for sales expenses from Premium Payments when made. However, a contingent deferred sales charge may be assessed against Contract Values when they are surrendered. The length of time from receipt of a Premium Payment to the time of surrender determines the contingent deferred sales charge. Premium payments will be deemed to be surrendered in the order in which they were received.


    A Contract Owner who chooses to surrender a Contract in full who has not yet withdrawn the Annual Withdrawal Amount during the current Contract Year (as described below under the sub-heading "Payments Not Subject to Sales Charges") may, depending upon the amount of investment gain experienced under the Contract, reduce the amount of any contingent deferred sales charge paid by first withdrawing the Annual Withdrawal Amount and then requesting a full surrender of the Contract. Currently, regardless of whether a Contract Owner first requests a partial withdrawal of the Annual Withdrawal Amount, upon receiving a request for a full surrender of a Contract, Hartford assesses any applicable contingent deferred sales charge against the surrender proceeds representing the lesser of: (1) aggregate Premium Payments not previously withdrawn; and (2) the Contract Value, less the Annual Withdrawal Amount available at the time of the full surrender, less the Annual Maintenance Fee.


PAYMENTS SUBJECT TO SALES CHARGES DURING THE FIRST SEVEN CONTRACT YEARS

    During the first seven Contract years, a contingent deferred sales charge will be assessed against the surrender of the Premium Payments. All surrenders will be first from Premium Payments and then from other Contract Values.

AFTER THE SEVENTH CONTRACT YEAR

    After the seventh Contract year, all surrenders will first be from earnings and then from premium payments. A contingent deferred sales charge will not be assessed against the surrender of earnings. If an amount equal to all earnings has been surrendered, a contingent deferred sales charge will not be assessed against premium payments received more than seven years prior to surrender, but will be assessed against premium payments received less than seven years prior to surrender.

    The charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made) and equals: Length of Time from Premium Payment Charge(Number of Years)

                 LENGTH OF TIME
  CHARGE      FROM PREMIUM PAYMENT
-----------  -----------------------
                (NUMBER OF YEARS)
        6%                  1
        6%                  2
        5%                  3
        5%                  4
        4%                  5
        3%                  6
        2%                  7
        0%          8 or more


    PAYMENTS NOT SUBJECT TO SALES CHARGES -- During the first seven Contract Years, on a non-cumulative basis, a Contract Owner may make a partial surrender of Contract Values of up to 10% of the aggregate Premium Payments made to the Contract (as determined on the date of the requested withdrawal) without the application of the contingent deferred sales charge. After the seventh Contract year, the Contract Owner may make a partial surrender of 10% of premium payments made during the seven years prior to the surrender and 100% of the Contract Value less the premium payments made during the seven years prior to the surrender. The amount which can be withdrawn in any Contract Year prior to incurring sales charges is the "Annual Withdrawal Amount." An Extended Withdrawal Privilege rider allows an Annuitant who attains age 70 1/2 under a Qualified Plan to withdraw an amount in excess of the Annual Withdrawal Amount to comply with IRS minimum distribution rules.


    Certain plans or programs may have different withdrawal privileges. Any such withdrawal will be deemed to be from Contract Values other than Premium Payments. From time to time, Hartford may permit the Contract Owner to preauthorize partial surrenders subject to certain limitations then in effect. Additional surrenders or any surrender of the Contract Values in excess of such amount in any Contract Year during the period when contingent deferred sales charges are applicable will be subject to the appropriate charge.

HARTFORD LIFE INSURANCE COMPANY                                               15
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    No contingent deferred sales charges otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an Annuity option (other than a surrender out of Option
4) provided for under the Contract.

    PURPOSE OF SALES CHARGES -- The contingent deferred sales charges are used to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to any distribution organization and its sales personnel, the cost of preparing sales literature and other promotional activities. To the extent that these charges do not cover such distribution expenses they will be borne by Hartford from its general assets, including surplus. The surplus might include profits resulting from unused mortality and expense risk charges.

    MORTALITY AND EXPENSE RISK CHARGE -- Although Variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) Hartford's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by Hartford.

    For assuming these risks under the Contracts, Hartford will make a daily charge at the rate of 1.25% per annum against all Contract Values held in the Sub-Accounts during the life of the Contract (estimated at .90% for mortality and .35% for expense).

    The mortality undertakings provided by Hartford under the Contracts, assuming the selection of one of the forms of life Annuities, is to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. Hartford also assumes the liability for payment of a minimum Death Benefit under the Contract.

    The mortality undertakings are based on Hartford's determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its Contract obligations. Hartford will bear the loss in such a situation. Also, in the event of the death of an Annuitant or Contract Owner before the commencement of Annuity payments, whichever is earlier, Hartford can, in periods of declining value or in periods where the contingent deferred sales loads would have been applicable, experience a loss resulting from the assumption of the mortality risk relative to the guaranteed Death Benefit.

    In providing an expense undertaking, Hartford assumes the risk that the contingent deferred sales charges and the Annual Maintenance Fee for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

    ANNUAL MAINTENANCE FEE -- Each year, on each Contract Anniversary on or before the Annuity Commencement Date, Hartford will deduct an Annual Maintenance Fee, if applicable, from Contract Values to reimburse it for expenses relating to the maintenance of the Contract, the Fixed Account, and the Sub-Account(s) thereunder. If during a Contract Year the Contract is surrendered for its full value, Hartford will deduct the Annual Maintenance Fee at the time of such surrender. The fee is a flat fee which will be due in the full amount regardless of the time of the Contract Year that Contract Values are surrendered. The Annual Maintenance Fee is $30.00 per Contract Year for Contracts with less than $50,000 Contract Value on the Contract Anniversary. The deduction will be made pro rata according to the value in each Sub-Account and the Fixed Account under a Contract.

    PREMIUM TAXES -- A deduction is also made for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states impose a Premium Tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. Hartford will pay Premium Taxes at the time imposed under applicable law. At its sole discretion, Hartford may deduct Premium Taxes at the time Hartford pays such taxes to the applicable taxing authorities, at the time the Contract is surrendered, or at the time the Contract annuitizes.

    EXCEPTIONS -- Hartford may offer, in its discretion, reduced fees and charges including, but not limited to, the contingent deferred sales charges, the mortality and expense risk charge and the maintenance fee for certain sales (including employer sponsored savings plans) under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.


                             WAIVER OF SALES CHARGE



    Hartford will waive any contingent deferred sales charges applicable to a partial or full surrender of the Contract Value if the Annuitant is confined, at the recommendation of a physician, for medically necessary reasons, for at least 180 calendar days to: a hospital recognized as a general hospital by the proper authority of the state in which it is located; or a hospital recognized as a general

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


hospital by the Joint Commission on the Accreditation of Hospitals; or a facility certified as a hospital or long-term care facility; or a nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.



    The Annuitant cannot be confined at the time the Contract was purchased in order to receive the waiver and the Contract Owner(s) must have been the Contract Owner(s) continuously since the Contract issue date; must provide written proof of confinement satisfactory to Hartford; and must request the partial or full surrender of the Contract Value within 91 calendar days of the last day of confinement.



    This contingent deferred charge waiver may not be available in all states. Please contact your registered representative or Hartford to determine state availability.


                                 DEATH BENEFITS

    The Contract provides that, in the event the Annuitant dies before the selected Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If (1) the Annuitant dies before the Annuity Commencement Date and either (a) there is no designated Contingent Annuitant or (b) the Contingent Annuitant predeceases the Annuitant, or (2) if any Contract Owner dies before the Annuity Commencement Date, the Beneficiary as determined under the Contract Control Provisions, will receive the Death Benefit as determined on the date of receipt of due proof of death by Hartford in its Home Office. With regard to Joint Contract Owners, at the first death of a joint Contract Owner prior to the Annuity Commencement Date, the Beneficiary will be the surviving Contract Owner notwithstanding that the beneficiary designation may be different.

    GUARANTEED DEATH BENEFIT -- If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant surviving, or if the Contract Owner dies before the Annuity Commencement Date, the Beneficiary will receive the greatest of (a) the Contract Value determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Premium Payments made to such Contract, reduced by the dollar amount of any partial surrenders since the issue date, or (c) the Maximum Anniversary Value immediately preceding the date of death. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from the following:


    As of the date of receipt of due proof of death, Hartford will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial surrenders since that anniversary.


    If the Annuitant or Contract Owner, as applicable, dies after the Annuity Commencement Date, then the Death Benefit will equal the present value of any remaining payments under the elected Annuity Option. In computing such present value for the portion of such remaining payments attributable to the Separate Account, Hartford will assume a net investment rate of 5.0% per year.

    PAYMENT OF DEATH BENEFIT -- Death Benefit proceeds will remain invested in the Separate Account in accordance with the allocation instructions given by the Contract Owner until the proceeds are paid or Hartford receives new instructions from the Beneficiary. The Death Benefit may be taken in one sum, payable within seven days after the date Due Proof of Death is received, or under any of the settlement options then being offered by the Company provided, however, that:
(a) in the event of the death of any Contract Owner prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within five years after the death of the Contract Owner and (b) in the event of the death of any Contract Owner or Annuitant which occurs on or after the Annuity Commencement Date, any remaining interest in the Contract will be paid at least as rapidly as under the method of distribution in effect at the time of death, or, if the benefit is payable over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary, such distribution must commence within one year of the date of death. The proceeds due on the death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. However, in the event of the Contract Owner's death where the sole Beneficiary is the spouse of the Contract Owner and the Annuitant or Contingent Annuitant is living, such spouse may elect, in lieu of receiving the death benefit, to be treated as the Contract Owner. The Contract Value and the Maximum Anniversary Value of the Contract will be unaffected by treating the spouse as the Contract Owner.

    If the Contract is owned by a corporation or other non-individual, the Death Benefit payable upon the death of the Annuitant prior to the Annuity Commencement Date will be payable only as one sum or under the same settlement options and in the same manner as if an individual Contract Owner died on the date of the Annuitant's death.

    There may be postponement in the payment of Death Benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission;
(b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

    GROUP UNALLOCATED CONTRACTS -- Hartford requires that detailed accounting of cumulative purchase payments, cumulative gross surrenders, and current Contract Value attached to each Plan Participant be submitted on an annual basis by the Contract Owner. Failure to submit accurate data satisfactory to Hartford will give Hartford the right to terminate this extension of benefits.

                               SURRENDER BENEFITS

    FULL SURRENDERS -- At any time prior to the Annuity Commencement Date (and after the Annuity Commencement Date with respect to values applied to Option 4 or 5), the Contract Owner has the right to terminate the Contract. In such event, the Termination Value of the Contract may be taken in the form of a lump sum cash settlement.

    Under any of the Annuity options excluding Options 4 and 5, no surrenders are permitted after Annuity payments commence. Only full surrenders are allowed out of Option 4 and any such surrender will be subject to contingent deferred sales charges, if applicable. Full or partial withdrawals may be made from Option 5 at any time and contingent deferred sales charges will not be applied.

    The Termination Value of the Contract is equal to the Contract Value less any applicable Premium Taxes, the Annual Maintenance Fee if applicable and any applicable contingent deferred sales charges. The Termination Value may be more or less than the amount of the Premium Payments made to a Contract.

    PARTIAL SURRENDERS -- The Contract Owner may make a partial surrender of Contract Values at any time prior to the Annuity Commencement Date so long as the amount surrendered is at least equal to the minimum amount rules then in effect. Additionally, if the remaining Contract Value following a surrender is less than $500 ($1,000 in New York), Hartford will terminate the Contract and pay the Termination Value. For Contracts issued in Texas, there is an additional requirement that the Contract will not be terminated when the remaining Contract Value after a surrender is less than $500 unless there were no Premium Payments made during the previous two Contract Years.

    In requesting a partial withdrawal you should specify the Sub-Account(s) and/or the Fixed Account from which the partial withdrawal is to be taken. Otherwise, such withdrawal and any applicable contingent deferred sales charges will be effected on a pro rata basis according to the value in the Fixed Account and each Sub-Account under a Contract.

    Hartford may permit the Contract Owner to preauthorize partial surrenders subject to certain limitations then in effect.

    PAYMENT OF SURRENDER BENEFITS -- Payment on any request for a full or partial surrender from the Sub-Accounts will be made as soon as possible and in any event no later than seven days after the written request is received by Hartford at its Home Office, Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085. Hartford may defer payment of any amounts from the Fixed Account for up to six months from the date of the request for surrender. If Hartford defers payment for more than 30 days (10 working days in New York), Hartford will pay interest of at least 3% per annum on the amount deferred.

    There may be postponement in the payment of Surrender Benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission; (b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    CERTAIN QUALIFIED CONTRACT SURRENDERS -- THERE ARE CERTAIN RESTRICTIONS ON
SECTION 403(B) TAX SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/ EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) SEPARATED FROM SERVICE, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP. (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED PRIOR TO AGE 59 1/2 FOR HARDSHIPS.)

    DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%.

    HARTFORD WILL NOT ASSUME ANY RESPONSIBILITY IN DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 ACCOUNT VALUES.


    ANY SUCH FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH HIS TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS" COMMENCING ON PAGE 20.)

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                ANNUITY BENEFITS

    You select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not be deferred beyond the Annuitant's 90th birthday (85th birthday in some states, 100th birthday if sold as part of a Charitable Remainder Trust). The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any change must be at least 30 days prior to the date on which Annuity payments are scheduled to begin. The Contract allows the Contract Owner to change the Sub-Accounts on which variable payments are based after payments have commenced once every three months. Any Fixed Annuity allocation may not be changed.

ANNUITY OPTIONS

    The Contract contains the five optional Annuity forms described below. Options 2, 4, and 5 are available to Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford. With respect to Non-Qualified Contracts, if you do not elect otherwise, payments in most states will automatically begin at the Annuitant's age 90 (with the exception of states that do not allow deferral past age 85) under Option 2 with 120 monthly payments certain. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, payments will begin automatically at the Annuitant's age 90 under Option 1 to provide a life Annuity. After the Annuity Commencement Date, the Annuity option elected may not be changed.

    Under any of the Annuity options excluding Options 4 and 5, no surrenders are permitted after Annuity payments commence. Only full surrenders are allowed out of Option 4 and any such surrender will be subject to contingent deferred sales charges, if applicable. Full or partial withdrawals may be made from Option 5 at any time and contingent deferred sales charges will not be applied.

    OPTION 1 -- Life Annuity

    A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last payment due preceding the death of the Annuitant. This option offers the largest payment amount of any of the life Annuity options since there is no guarantee of a minimum number of payments nor a provision for a Death Benefit payable to a Beneficiary.

    It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the date of the third Annuity payment, etc.

    OPTION 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Certain

    This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Hartford.

    OPTION 3 -- Joint and Last Survivor Annuity

    An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the Annuitant may elect that the payment to the survivor be less than the payment made during the joint lifetime of the Annuitant and a designated second person.

    It would be possible under this option for an Annuitant and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

    OPTION 4 -- Payments for a Designated Period

    An amount payable monthly for the number of years selected which may be from 5 to 30 years. Under this option, you may, at any time, surrender the Contract and receive, within seven days, the Termination Value of the Contract as determined by Hartford.

    In the event of the Annuitant's death prior to the end of the designated period, the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Hartford.

    Option 4 is an option that does not involve life contingencies and thus no mortality guarantee. Charges made for the mortality undertaking under the Contracts thus provide no real benefit to a Contract Owner.

    OPTION 5 -- Death Benefit Remaining with Hartford

    Proceeds from the Death Benefit may be left with Hartford for a period not to exceed five years from the date of the Contract Owner's death prior to the Annuity Commencement Date. These proceeds will remain in the Sub-Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

or partial withdrawals may be made at any time. In the event of withdrawals, the remaining value will equal the Contract Value of the proceeds left with Hartford, minus any withdrawals.

    Hartford may offer other annuity options from time to time.

    VARIABLE AND FIXED ANNUITY PAYMENTS -- When an Annuity is effected under a Contract, unless otherwise specified, Contract Values (less applicable Premium Taxes) held in the Sub-Accounts will be applied to provide a Variable Annuity based on the pro rata amount in the various Sub-Accounts. Fixed Account Contract Values will be applied to provide a Fixed Annuity. YOU SHOULD CONSIDER THE QUESTION OF ALLOCATION OF CONTRACT VALUES (LESS APPLICABLE PREMIUM TAXES) AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT OF HARTFORD TO MAKE CERTAIN THAT ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR NEEDS FOR RETIREMENT.

    The minimum monthly Annuity payment is $50.00. No election may be made which results in a first payment of less than $50.00. If at any time Annuity payments are or become less than $50.00, Hartford has the right to change the frequency of payment to intervals that will result in payments of at least $50.00. For New York Contracts, the minimum monthly Annuity payment is $20.00.

    When Annuity payments are to commence, the value of the Contract is determined as the sum of (1) the value of the Fixed Account no earlier than the close of business on the fifth Valuation Day preceding the date the first Annuity payment is due plus (2) the product of (a) the value of the Accumulation Unit of each Sub-Account on that same day and (b) the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first payment under any option should be made on the 15th day of the month immediately following approval of the claim for settlement. Subsequent payments shall be made on the 15th day of each subsequent month in accordance with the manner of payment selected.

    VARIABLE ANNUITY -- The Contract contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of Annuity for each $1,000 of value of a Sub-Account under a Contract. The first monthly payment varies according to the form and type of Variable Payment Annuity selected. The Contract contains Variable Payment Annuity tables derived from the 1983a Individual Annuity Mortality Table with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly Variable Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts.

    The amount of the first monthly Variable Annuity payment is divided by the value of an Annuity Unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity payment period, and in each subsequent month the dollar amount of the Variable Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed investment rate of 5.00% per annum. The Annuity Unit value used in calculating the amount of the Variable Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the Annuity payment.

    LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE A.I.R.

    FIXED ANNUITY -- Fixed Annuity payments are determined at annuitization by multiplying the Contract Value (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the Fixed Payment Annuity tables in the Contract. The Annuity payment will remain level for the duration of the Annuity.

                               OTHER INFORMATION

    ASSIGNMENT -- Ownership of a Contract described herein is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of tax-qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the Contract values or assignment proceeds to income taxes and certain penalty taxes.

    CONTRACT MODIFICATION -- The Annuitant may not be changed; however, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by written notice to the Company.

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    Hartford reserves the right to modify the Contract, but only if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which Hartford is subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity Contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s) or (iv) provides additional Separate Account options or (v) withdraws Separate Account options. In the event of any such modification Hartford will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


                           FEDERAL TAX CONSIDERATIONS
  A. GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE, OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. The discussion here and in Appendix I, commencing on page 24, is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.

  B. TAXATION OF HARTFORD AND THE
     SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Accumulation Unit Values" commencing on page 6). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

  C. TAXATION OF ANNUITIES -- GENERAL
     PROVISIONS AFFECTING PURCHASERS OTHER
     THAN QUALIFIED RETIREMENT PLANS

    Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

    Section 72 contains provisions for Contract Owners which are non-natural persons. Non-natural persons include corporations, trusts, and partnerships. The annual net increase in the value of the Contract is currently includable in the gross income of a non-natural person unless the non-natural person holds the Contract as an agent for a natural person. There is an exception from current inclusion for certain annuities held in tax-qualified retirement arrangements, certain annuities held by structured settlement companies, certain annuities held by an employer with respect to a terminated tax-qualified retirement plan and certain immediate annuities. A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

    If the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions which are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

    A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

    The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

   A. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c., below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

   B. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

    Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

 C. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

    Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

 D. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

   E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

    If the Contract was obtained by a tax-free exchange of a life insurance or annuity contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

   F. REQUIRED DISTRIBUTIONS

i.  Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3.  If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election and payments must begin within a year of the death.

iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above.

 3. DIVERSIFICATION REQUIREMENTS.

    Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

    In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner for tax purposes. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, could cause the contract owner to be treated as the owner of the assets for tax purposes.

    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.
  D. FEDERAL INCOME TAX WITHHOLDING
    The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

 1. NON-PERIODIC DISTRIBUTIONS.

    The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

 2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
    YEAR).

    The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions, unless the recipient elects otherwise. A recipient may elect not to have income taxes withheld or to have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

  E. GENERAL PROVISIONS AFFECTING
     TAX-QUALIFIED RETIREMENT PLANS


    The Contract may be used for a number of tax-qualified retirement plans. If the Contract is being purchased with respect to some form of tax-qualified retirement plan, please refer to Appendix I commencing on page 25 for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.


  F. ANNUITY PURCHASES BY NONRESIDENT
    ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity purchase.

                                 MISCELLANEOUS
                             HOW CONTRACTS ARE SOLD

    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as that of Hartford.

    The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

    Commissions will be paid by Hartford and will not be more than 6% of Premium Payments.

    From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

                           LEGAL MATTERS AND EXPERTS
    There are no material legal proceedings pending to which the Separate Account is a party.

    Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, General Counsel, Hartford Life Insurance Companies, P.O. Box 2999, Hartford, Connecticut 06104-2999.


    The audited financial statements included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in
Note 2 of Notes to Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


                             ADDITIONAL INFORMATION

    Inquiries will be answered by calling your representative or by writing:

Hartford Life Insurance Company
Attn: Individual Annuity Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: (800) 862-6668 (Contract Owners)
          (800) 862-7155 (Investment Representatives)

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

                                   APPENDIX I
              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

The tax rules applicable to tax qualified contract owners, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of plan as well as the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of specified limits, to distributions in excess of specified limits, distributions which do not satisfy certain requirements and certain other transactions with respect to qualified plans. Accordingly, this summary provides only general information about the tax rules associated with use of the Contract by a qualified plan. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person to benefits are controlled by the terms and conditions of the plan regardless of the terms and conditions of the Contract. Some qualified plans are subject to distribution and other requirements which are not incorporated into Hartford's administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

  A. TAX-QUALIFIED PENSION OR
     PROFIT-SHARING PLANS

    Provisions of the Code permit eligible employers to establish tax-qualified pension or profit sharing plans (described in Section 401(a) and 401(k), if applicable, and exempt from taxation under Section 501(a) of the Code), and Simplified Employee Pension Plans (described in Section 408(k)). Such plans are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Employers intending to use these contracts in connection with such plans should seek competent tax and other legal advice.

  B. TAX SHELTERED ANNUITIES
     UNDER SECTION 403(b)

    Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, exclude such contributions from gross income. Generally, such contributions may not exceed the lesser of $9,500 or 20% of the employees "includable compensation" for his most recent full year of employment, subject to other adjustments. Special provisions may allow some employees to elect a different overall limitation.

    Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT unless such distribution is made:

    (1) after the participating employee attains age 59 1/2;

    (2) upon separation from service;

    (3) upon death or disability; or

    (4) in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

    Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a Section 403(b) contract as of December 31, 1988.

  C. DEFERRED COMPENSATION PLANS
     UNDER SECTION 457

    Employees and independent contractors performing services for eligible governmental or other tax-exempt employers may have contributions made to Eligible Deferred Compensation Plans of their employers in accordance with the employer's plan and Section 457 of the Code. Section 457 places limitations on contributions to Eligible Deferred Compensation Plans maintained by a State or other tax-exempt organization. ("State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State.) Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or $7,500 (indexed), whichever is less. Such a plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a participant attains normal retirement age.

    An employee electing to participate in an Eligible Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Prospectus. Participants should also be aware that effective August 20, 1996, the Small Business Job Protection Act of 1996 requires that all assets and income of an Eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of Participants and their Beneficiaries. Special transition rules apply to such governmental Eligible Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) organization and such amounts will be subject to the claims of such tax-exempt employer's general creditors.

    In general, distributions from an Eligible Deferred Compensation Plan are prohibited under Section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in limited cases.

  D. INDIVIDUAL RETIREMENT ANNUITIES
     UNDER SECTION 408


    Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("IRAs"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from gross income, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain qualified plans may be "rolled-over" on a tax-deferred basis into an IRA.


    IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an enhanced Death Benefit that may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. For Contracts issued in most states, Hartford has obtained approval from the Internal Revenue Service to use the Contract as an IRA. For Contracts issued in New York, Hartford has asked the Internal Revenue Service to approve use of the Contract as an IRA, but there is no assurance that approval will be granted.


    Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a regular IRA only after two years have expired since the participant first commenced participation in the SIMPLE IRA. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a regular IRA.



    Effective after December 31, 1997, the Contract can be offered as ROTH IRAs under Section 408A of the Code. Contributions to a ROTH IRA are not deductible. Subject to special limitations, a distribution from a regular IRA may be rolled over to a ROTH IRA. However, a rollover to a ROTH IRA is not excludable from gross income. If certain specified conditions are met, qualified distributions from a ROTH IRA are tax-free.


  E. TAX PENALTIES

    Distributions from retirement plans are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution which bears the same ratio as the after-tax contributions bear to the expected return.

 1. PREMATURE DISTRIBUTION

    Distributions from a qualified plan before the Participant attains age
59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty does not apply to distributions made after the employee's death, on account of disability, for eligible medical expenses and distributions in the form of a life annuity and, except in the case of an IRA, certain distributions after separation from service after age 55. For these purposes, "life annuity" means a scheduled series of substantially equal periodic payments for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and Beneficiary).


    In addition, effective for distributions made from an IRA after December 31, 1997, there is no such penalty tax on distributions that do not exceed the amount of certain qualifying higher education expenses, as defined by Section 72(t)(7) of the Code, or which are qualified first-time home buyer distributions meeting the requirements of Section 72(t)(8) of the Code.



    If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax described above is increased to 25% with respect to non-exempt premature distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.


 2. MINIMUM DISTRIBUTION TAX

    If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% tax on the amount that was not properly distributed.

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

    An individual's interest in a tax-qualified retirement plan must generally be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the individual attains age 70 1/2 or (ii) the calendar year in which the individual retires from service with the employer sponsoring the plan ("required beginning date"). However, the required beginning date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2. The entire interest of the Participant must be distributed beginning no later than this required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

    If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

    If an individual dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

 3. EXCESS DISTRIBUTION TAX

    If the aggregate distributions from all IRAs and certain other tax-qualified retirement plans in a calendar year exceed the greater of (i) $150,000, or (ii) $112,500 as indexed for inflation, a penalty tax of 15% is generally imposed on the excess portion of the distribution.

 4. WITHHOLDING

    In general, distributions from IRAs and plans described in Section 457 of the Code are subject to regular wage withholding rules.

    Periodic distributions from other tax-qualified retirement plans that are made for a specified period of ten or more years or for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and the Beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions, unless the recipient elects otherwise. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

    Other distributions from such other tax-qualified retirement plans are generally subject to mandatory income tax withholding at the flat rate of 20%, unless such distributions are:

    (a) the non-taxable portion of the distribution;

    (b) required minimum distributions; or

    (c) direct transfer distributions.

    Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Section 401(a)(31) of the Code.

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
                                       TO
                      STATEMENT OF ADDITIONAL INFORMATION


 SECTION
 ------------------------------------------------------------------------
 INTRODUCTION............................................................
 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY..........................
 SAFEKEEPING OF ASSETS...................................................
 INDEPENDENT PUBLIC ACCOUNTANTS..........................................
 DISTRIBUTION OF CONTRACTS...............................................
 CALCULATION OF YIELD AND RETURN.........................................
 PERFORMANCE COMPARISONS.................................................
 FINANCIAL STATEMENTS....................................................

This form must be completed for all tax sheltered annuities.

                     SECTION 403(B)(11) ACKNOWLEDGMENT FORM

    The Hartford variable annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

    a. attained age 59 1/2,

    b. separated from service,

    c. died, or

    d. become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

    Please complete the following and return to:

    Hartford Life Insurance Company
    Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085

Name of Contract Owner/Participant
-------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

City or Plan/School District
--------------------------------------------------------------------------------

Date:
--------------------------------------------------------------------------------

Contract No:
--------------------------------------------------------------------------------

Signature:
--------------------------------------------------------------------------------

    To Obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085


    Please send a Statement of Additional Information for The BB&T Director to me at the following address:


----------------------------------------------------
                            Name

------------------------------------------------------------
                          Address

------------------------------------------------------------
    City/State                                        Zip
Code

                                        PART B

                         STATEMENT OF ADDITIONAL INFORMATION

                           HARTFORD LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT TWO


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life Insurance Company, Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.





Date of Prospectus: October 17, 1997


Date of Statement of Additional Information: October 17, 1997

                               TABLE OF CONTENTS



SECTION                                                                     PAGE
-------                                                                     ----

INTRODUCTION...............................................................

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY.............................

SAFEKEEPING OF ASSETS......................................................

INDEPENDENT PUBLIC ACCOUNTANTS.............................................

DISTRIBUTION OF CONTRACTS..................................................

CALCULATION OF YIELD AND RETURN............................................

PERFORMANCE COMPARISONS....................................................

FINANCIAL STATEMENTS.......................................................

                                  INTRODUCTION

The individual and group tax-deferred variable annuity Contracts described in the Prospectus are designed to provide Annuity benefits to individuals who have established or wish to establish retirement programs which may or may not qualify for special federal income tax treatment. The Annuitant under these Contracts may receive Annuity benefits in accordance with the Annuity option selected and the retirement program, if any, under which the Contracts have been purchased. Annuity payments under a Contract will begin on a particular future date which may be selected at any time under the Contract or automatically when the Annuitant reaches age 90 except in certain states where deferral past age 85 is not permitted. There are several alternative annuity payment options available under the Contract (see "Optional Annuity Forms," commencing on page __).


The Premium Payments under a Contract, less any applicable Premium Taxes, will be applied to the Separate Account and/or the Fixed Account. Accordingly, the net Premium Payment under the Contract will be applied to purchase interests in one or more of the Hartford Bond Fund, Hartford Stock Fund, HVA Money Market Fund (for qualified Contracts issued prior to May 1,
1987), Hartford Advisers Fund, Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth, Hartford Index Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford MidCap Fund, Hartford Mortgage Securities Fund, Hartford Small Company Fund and BB&T Growth and Income Fund Sub-Accounts.


Shares of the Funds are purchased by the Separate Account without the imposition of a sales charge. The value of a Contract depends on the value of the shares of the Fund held by the Separate Account pursuant to that Contract. As a result, the Contract Owner bears the investment risk since market value of the shares may increase or decrease.


The Contracts provide that in the event the Annuitant dies before the selected Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant, or the Contingent Annuitant predeceases the Annuitant, or if the Contract Owner dies before the Annuity Commencement Date the Beneficiary will receive the Contract Value determined on the date of receipt of due proof of death by Hartford Life Insurance Company ("Hartford") in its Home Office. If, upon death prior to the Annuity Commencement Date, the Annuitant or Contract Owner, as applicable, had not attained his 90th birthday, the Beneficiary will receive the greater of (a) the Contract Value determined as of the day Hartford receives written due proof of death of such person, or (b) 100% of the total Premium Payments made to such Contract, reduced by any prior surrenders, or (c) the Maximum Anniversary Value immediately preceding the date of death established up to age 80, adjusted for additions and surrenders. (See "Death Benefits"
commencing on page        of the Prospectus).

                 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY


Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to
Connecticut.   Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.



                                   HARTFORD RATINGS



                               EFFECTIVE
RATING AGENCY                DATE OF RATING   RATING      BASIS OF RATING

A.M. Best and Company, Inc.      9/9/97          A+    Financial soundness and
                                                       operating performance
Standard & Poor's                7/2/97         AA     Claims paying ability
Duff & Phelps                   2/24/97         AA+    Claims paying ability


                                SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                            INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this Statement of Additional Information and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 2 of Notes to Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                              DISTRIBUTION OF CONTRACTS


Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the securities issued with respect to the Separate Account and will offer the Contracts on a continuous basis.


HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD, who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

                           CALCULATION OF YIELD AND RETURN


YIELD OF THE HVA MONEY MARKET FUND SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the HVA Money Market Fund Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.



The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:



    Effective Yield = [(Base Period Return + 1) (365/7)] - 1

The HVA Money Market Fund Sub-Account's yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Sub-Account.


THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL POLICY FEE.


HVA MONEY MARKET FUND SUB-ACCOUNT



The yield and effective yield for the seven day period ending December 31, 1996 for the HVA Money Market Fund Sub-Account was as follows:


                  ($30 annual policy fee)

Yield              3.85%
Effective Yield    3.93%


YIELDS OF HARTFORD BOND FUND AND HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of these two Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Hartford Bond Fund and Hartford Mortgage Securities Fund Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Hartford Bond Fund and Hartford Mortgage Securities Fund.


The yield reflects recurring charges on the Separate Account level, including the annual policy fee.


HARTFORD BOND FUND AND
HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNTS



Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period ended December 31, 1996 were computed by dividing the dividends and interests earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)(6) - 1]


Where  A = Dividends and interest earned during the period.
       B = Expenses accrued for the period (net of reimbursements).
       C = The average daily number of units outstanding during the period that were entitled to receive dividends.
       D = The maximum offering price per unit on the last day of the period.


Hartford Bond Fund
    Yield =  4.94%



Hartford Mortgage Securities Fund
    Yield = 5.35%


At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


The following are the standardized average annual total return quotations for the Sub-Accounts for the fiscal year ended December 31, 1996. No information is included for the Hartford MidCap Fund or the BB&T Growth and Income Fund because as of December 31, 1996, the Sub-Accounts had not commenced operations.


Sub-Accounts                                Since Inception         1 Year         5 Year        10 Year
 Hartford Advisers Fund                                9.12%          6.14%          7.34%          8.62%
 Hartford Bond Fund                                    5.57%        (6.76)%          1.55%          3.68%
 Hartford Capital Appreciation Fund                   14.42%         10.20%         13.53%         13.14%
 Hartford Dividend and Growth Fund                    15.07%         12.39%           n/a            n/a
 Hartford Index Fund                                   8.88%         11.58%          9.68%           n/a
 Hartford International Advisers Fund                  7.57%          1.41%           n/a            n/a
 Hartford International Opportunities Fund             2.68%          2.53%          5.21%           n/a
 Hartford Mortgage Securities Fund                     5.60%        (5.23)%          0.93%          3.90%
 Hartford Small Company Fund                         (5.58)%           n/a            n/a            n/a
 Hartford Stock Fund                                  11.74%         13.83%         10.91%         11.02%



In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.



The following are the non-standardized annualized total return quotations for the Sub-Accounts for the fiscal year ended December 31, 1996. No information is included for the Hartford MidCap Fund or the BB&T Growth and Income Fund because as of December 31, 1996, the Sub-Accounts had not commenced operations.

Sub-Accounts                                Since Inception         1 Year         5 Year        10 Year
 Hartford Advisers Fund                               11.06%         15.14%          10.7%         10.86%
 Hartford Bond Fund                                    7.63%          2.24%          5.19%           6.3%
 Hartford Capital Appreciation Fund                   15.97%          19.2%         16.44%         15.26%
 Hartford Dividend and Growth Fund                    19.33%         21.39%           n/a            n/a
 Hartford Index Fund                                  11.42%         20.58%         13.01%           n/a
 Hartford International Advisers Fund                 13.71%         10.41%           n/a            n/a
 Hartford International Opportunities Fund             6.24%         11.53%          8.66%           n/a
 Hartford Mortgage Securities Fund                     7.73%          3.77%          4.65%          6.45%
 Hartford Small Company Fund                          16.67%           n/a            n/a            n/a
 Hartford Stock Fund                                  13.15%         22.83%          14.1%         13.15%



                                PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.


The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.


The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

                         THE AMSOUTH VARIABLE ANNUITY
                             SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 5085
                       HARTFORD, CONNECTICUT 06102-5085
                      TELEPHONE: 1-800-862-6668 (CONTRACT
                                    OWNERS)
[LOGO]            1-800-862-7155 (INVESTMENT REPRESENTATIVES)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


This Prospectus describes AmSouth Variable Annuity, an individual and group tax deferred variable annuity contract designed for retirement planning purposes ("Contracts").



The Contracts are issued by Hartford Life Insurance Company ("Hartford"). Payments for the Contracts will be held in a series of Hartford Life Insurance Company Sepa-


rate Account Two (the "Separate Account") or in the Fixed Account of Hartford. Allocations to and transfers to and from the Fixed Account are not permitted in certain states.



The following Sub-Accounts are available under the Contracts. Opposite each Sub-Account is the name of the underlying investment for that Sub-Account.



AmSouth Equity Income Fund Sub-Account        --   shares of AmSouth Equity Income Fund of the Variable
                                                   Insurance Funds ("AmSouth Equity Income Fund")
Advisers Fund Sub-Account                     --   shares of Hartford Advisers Fund, Inc. ("Advisers Fund")
Bond Fund Sub-Account                         --   shares of Hartford Bond Fund, Inc. ("Bond Fund")
Capital Appreciation Fund Sub-Account         --   shares of Hartford Capital Appreciation Fund, Inc.
                                                   ("Capital Appreciation Fund")
Dividend and Growth Fund Sub-Account          --   shares of Hartford Dividend and Growth Fund, Inc.
                                                   ("Dividend and Growth Fund")
Index Fund Sub-Account                        --   shares of Hartford Index Fund, Inc. ("Index Fund")
International Advisers Fund Sub-Account       --   shares of Hartford International Advisers Fund, Inc.
                                                   ("International Advisers Fund")
International Opportunities Fund Sub-Account  --   shares of Hartford International Opportunities Fund, Inc.
                                                   ("International Opportunities Fund")
MidCap Fund Sub-Account                       --   shares of Hartford MidCap Fund, Inc. ("MidCap Fund")
Money Market Fund Sub-Account                 --   shares of HVA Money Market Fund, Inc. ("Money Market
                                                   Fund")
Mortgage Securities Fund Sub-Account          --   shares of Hartford Mortgage Securities Fund, Inc.
                                                   ("Mortgage Securities Fund")
Small Company Fund Sub-Account                --   shares of Hartford Small Company Fund, Inc.
                                                   ("Small Company Fund")
Stock Fund Sub-Account                        --   shares of Hartford Stock Fund, Inc.("Stock Fund")



This Prospectus sets forth the information concerning the Separate Account and the Fixed Account, where available, that investors should know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Account and the Fixed Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information, send a written request to, or call, Hartford Life Insurance Company, Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085. The Table of Contents for the Statement of Additional Information may be found on page 29 of this Prospectus. The Statement of Additional Information is incorporated by reference to this Prospectus.


--------------------------------------------------------------------------------


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE COMPANY, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
   ACCURACY OR ADEQUACY   OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

PROSPECTUS DATED: OCTOBER 17, 1997


STATEMENT OF ADDITIONAL INFORMATION DATED: OCTOBER 17, 1997

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



 SECTION                                                                 PAGE
 ----------------------------------------------------------------------  ----
 GLOSSARY OF SPECIAL TERMS.............................................    3
 FEE TABLE.............................................................    5
 ACCUMULATION UNIT VALUES..............................................    7
 INTRODUCTION..........................................................    8
 HARTFORD, SEPARATE ACCOUNT TWO, THE FIXED ACCOUNT AND THE FUNDS.......    8
   Hartford Life Insurance Company.....................................    8
   Separate Account Two................................................    9
   The Funds...........................................................    9
   The Fixed Account...................................................   11
   Performance Related Information.....................................   12
 THE CONTRACTS.........................................................   13
   Contracts Offered...................................................   13
   Premium Payments and Initial Allocations............................   13
   Contract Value......................................................   13
   Transfers Between the Sub-Accounts/Fixed Account....................   14
   Charges Under the Contract..........................................   15
   Waiver of Sales Charge..............................................   16
   Death Benefits......................................................   17
   Surrender Benefits..................................................   18
   Annuity Benefits....................................................   19
   Other Information...................................................   20
 FEDERAL TAX CONSIDERATIONS............................................   21
   A. General..........................................................   21
   B. Taxation of Hartford and the Separate Account....................   21
   C. Taxation of Annuities--General Provisions Affecting Purchasers
    other than Qualified Retirement Plans..............................   21
   D. Federal Income Tax Withholding...................................   24
   E. General Provisions Affecting Tax-Qualified Retirement Plans......   24
   F. Annuity Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   24
 MISCELLANEOUS.........................................................   24
   How Contracts Are Sold..............................................   24
   Legal Matters and Experts...........................................   25
   Additional Information..............................................   25
 APPENDIX I--INFORMATION REGARDING TAX QUALIFIED PLANS.................   26
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION.............   29

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------


                           GLOSSARY OF SPECIAL TERMS



ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.



ANNUAL WITHDRAWAL AMOUNT: The amount which can be withdrawn in any Contract Year prior to incurring surrender charges.



ANNUITANT: The person or Participant upon whose life the Contract is issued.



ANNUITY: A series of payments for life, or for life with a minimum number of payments or a determinable sum guaranteed, or for a joint lifetime and thereafter during the lifetime of the survivor, or for a designated period.



ANNUITY COMMENCEMENT DATE: The date on which Annuity payments are to commence. Under a group unallocated Contract, the date for each Participant is determined by the Contract Owner in accordance with the terms of the Plan.



ANNUITY UNIT: An accounting unit of measure used to calculate the value of Annuity payments.



BENEFICIARY: The person(s) who receive Contract Values in the event of the Annuitant's or Contract Owner's death under certain conditions. Under a group unallocated Contract, the person named by the Participant within the Plan documents/enrollment forms who is entitled to receive benefits in case of the death of the Participant.



CODE: The Internal Revenue Code of 1986, as amended.



COMMISSION: Securities and Exchange Commission.



CONTINGENT ANNUITANT: The person so designated by the Contract Owner, who upon the Annuitant's death, prior to the Annuity Commencement Date, becomes the Annuitant.



CONTRACT ANNIVERSARY: The anniversary of the Contract Date.



CONTRACT OWNER(S): The owner(s) of the Contract, trustee or other entity, sometimes herein referred to as "you".



CONTRACT VALUE: The aggregate value of any Sub-Account Accumulation Units held under the Contract plus the value of the Fixed Account.



CONTRACT YEAR: A period of 12 months commencing with the Contract Date or any anniversary thereof.



DEATH BENEFIT: The amount payable upon the death of a Contract Owner, Annuitant or Participant, in the case of group Contracts, before annuity payments have commenced.



FIXED ACCOUNT: Part of the General Account of Hartford to which a Contract Owner may allocate all or a portion of his Premium Payment or Contract Value.



FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.



FUNDS: The Funds described commencing on page 9 of this Prospectus and any additional Funds which may be made available from time to time.



GENERAL ACCOUNT: The General Account of Hartford which consists of all assets of the Hartford other than those allocated to the separate accounts of the Hartford.



HARTFORD: Hartford Life Insurance Company.



HOME OFFICE OF THE COMPANY: Currently located at 200 Hopmeadow Street, Simsbury, CT. All correspondence concerning this Contract should be sent to P.O. Box 5085, Hartford, CT 06102-5085, Attn: Individual Annuity Services.



MAXIMUM ANNIVERSARY VALUE: Value used in determining the Death Benefit. It is based on a series of calculations of Account Values on Contract Anniversaries, premium payments and partial surrenders, as described on page 17.



NON-QUALIFIED CONTRACT: A Contract which is not part of a tax-qualified retirement plan or arrangement which qualifies for special tax treatment under the Code.



PARTICIPANT (FOR GROUP UNALLOCATED CONTRACTS ONLY): Any eligible employee of an Employer/Contract Owner participating in the Plan.



PLAN: A voluntary plan of an employer or other person which qualifies for special tax treatment under the Code.



PREMIUM PAYMENT: The payment made to Hartford pursuant to the terms of the Contract.



PREMIUM TAX: A tax on premiums charged by a state or municipality on Premium Payments or Contract Values.



QUALIFIED CONTRACT: A Contract which is part of a tax-qualified retirement plan or arrangement which qualifies for special tax treatment under the Code, such as an employer-sponsored Section 401(k) plan or an Individual Retirement Annuity
(IRA).



SEPARATE ACCOUNT: The Hartford separate account entitled "Hartford Life Insurance Company Separate Account Two".



SUB-ACCOUNT: Accounts established within the Separate Account with respect to a Fund.



TERMINATION VALUE: The Contract Value upon termination of the Contract prior to the Annuity Commencement Date, less any applicable Premium Taxes, the Annual Maintenance Fee and any applicable contingent deferred sales charges.



UNALLOCATED CONTRACTS: Contracts issued to employers, or other entity, as Contract Owner under which no allocation of Contract Values is made for a specific Participant. The Plans will be responsible for the individual allocations.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.



VALUATION PERIOD: The period between the close of business on successive Valuation Days.



VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets of the Separate Account.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------


                                   FEE TABLE
                                    SUMMARY



                        Contract Owner Transaction Expenses
                               (All Sub-Accounts)



 Sales Load Imposed on Purchases (as a percentage of premium
    payments)......................................................    None
 Exchange Fee......................................................  $    0
 Deferred Sales Load (as a percentage of amounts withdrawn)
     First Year (1)................................................       6%
     Second Year...................................................       6%
     Third Year....................................................       5%
     Fourth Year...................................................       5%
     Fifth Year....................................................       4%
     Sixth Year....................................................       3%
     Seventh Year..................................................       2%
     Eighth Year...................................................       0%
 Annual Contract Fee (2)...........................................  $   30
 Annual Expenses-Separate Account (as percentage of average account value)
     Mortality and Expense Risk....................................   1.250%



                         Annual Fund Operating Expenses
                        (as a percentage of net assets)



                                                                        TOTAL FUND
                                                  MANAGEMENT   OTHER    OPERATING
                                                     FEES     EXPENSES   EXPENSES
                                                  ----------  --------  ----------
 AmSouth Equity Income Fund (3)..................   0.250%     1.000%     1.250%
 Hartford Bond Fund..............................   0.490%     0.030%     0.520%
 Hartford Stock Fund.............................   0.441%     0.016%     0.457%
 HVA Money Market Fund...........................   0.423%     0.021%     0.444%
 Hartford Advisers Fund..........................   0.615%     0.017%     0.632%
 Hartford Capital Appreciation Fund..............   0.629%     0.017%     0.646%
 Hartford Mortgage Securities Fund...............   0.424%     0.029%     0.453%
 Hartford Index Fund.............................   0.374%     0.019%     0.393%
 Hartford International Opportunities Fund.......   0.691%     0.095%     0.786%
 Hartford Dividend & Growth Fund.................   0.709%     0.017%     0.726%
 Hartford International Advisers Fund............   0.746%     0.214%     0.960%
 Hartford MidCap Fund (4)........................   0.520%     0.150%     0.670%
 Hartford Small Company Fund.....................   0.750%     0.040%     0.790%


------------------------------


(1) Length of time from premium payment.


(2) The Annual Contract Fee is a single $30 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. Pursuant to requirements of the 1940 Act, the policy fees has been reflected in the Examples by a method intended to show the "average" impact of the policy fee on an investment in the Separate Account. The Policy Fee is deducted only when the accumulated value is $50,000 or less. In the Example, the annual contract fee is approximately as a 0.06% annual asset charge based on the experience of the Contracts.


(3) AmSouth Equity Income Fund is a new Fund. Operating expenses are based on annualized estimates of expenses to be incurred in the current fiscal year. AmSouth has undertaken to waive a portion of its investment advisory fee through December 31, 1997 to the extent that "Total Fund Operating Expenses" would exceed 1.250% of average daily net assets during this period. Absent this waiver, "Management Fees" as a percentage of each Fund's average daily net assets would be 0.600%. BISYS Fund Services, the distributor and administrator of the AmSouth Equity Income Fund, has agreed to waive a portion of its administrative fees through December 31, 1997. Absent this waiver, "Other Expenses" as a percentage of AmSouth Equity Income Fund's average daily net assets would be 1.700%.


(4) Hartford MidCap Fund is a new Fund. Operating expenses are based on annualized estimates of such expenses to be incurred in the current fiscal year. HL Investment Advisors, Inc. has agreed to waive its fees for the MidCap Fund until the assets of the Fund (excluding assets contributed by companies affiliated with HL Investment Advisors, Inc.) first reach $20 million. Absent this waiver, the investment advisory fee would be 0.575% annually and total fund operating expense ratio would be 0.900% (annualized).

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE



                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:

 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 AmSouth Equity Income
   Fund*......................  $ 86   $ 131     N/A      N/A     $ 26   $  80     N/A      N/A     $ 26   $  81     N/A      N/A
 Hartford Bond Fund...........    79     108   $ 140    $ 216       18      57   $  99    $ 215       19      58   $ 100    $ 216
 Hartford Stock Fund..........    78     106     137      209       17      55      96      209       18      56      97      209
 HVA Money Market Fund........    78     106     136      208       17      55      95      207       18      56      96      208
 Hartford Advisers Fund.......    80     112     146      228       19      61     105      227       20      62     106      228
 Hartford Capital Appreciation
   Fund.......................    80     112     146      230       19      61     106      229       20      62     106      230
 Hartford Mortgage Securities
   Fund.......................    78     106     136      209       17      55      96      208       18      56      96      209
 Hartford Index Fund..........    77     104     133      202       17      53      92      202       17      54      93      202
 Hartford International
   Opportunities Fund.........    81     116     154      245       21      66     113      244       21      66     114      245
 Hartford Dividend & Growth
   Fund.......................    81     114     151      238       20      64     110      237       21      64     111      238
 Hartford International
   Advisers Fund..............    83     122     163      263       23      71     122      262       23      72     123      263
 Hartford MidCap Fund*........    80     113     N/A      N/A       19      62     N/A      N/A       20      63     N/A      N/A
 Hartford Small Company
   Fund.......................    81     116     N/A      N/A       21      66     N/A      N/A       21      64     N/A      N/A


------------------------------


*AmSouth Equity Income Fund and Hartford MidCap Fund are new Funds.



    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.



    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------


                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



    The following information has been examined by Arthur Andersen LLP, independent public accountants, whose report thereon is included in the Statement of Additional Information, which is incorporated by reference to this Prospectus. No information is included for neither the MidCap Fund nor AmSouth Equity Income Fund Sub-Accounts because as of December 31, 1996, the Sub-Accounts had not commenced operations.


                                                                      YEAR ENDED DECEMBER 31, 1996
                                                            -------------------------------------------------
                                                             1996        1995        1994     1993     1992
                                                            -------     -------     -------  -------  -------
BOND FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.880      $1.607      $1.694   $1.556   $1.493
Accumulation unit value at end of period..................   $1.922      $1.880      $1.607   $1.694   $1.556
Number accumulation units outstanding at end of period (in
 thousands)...............................................   96,857      99,377      85,397   79,080   41,204
STOCK FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $2.887      $2.180      $2.250   $1.993   $1.834
Accumulation unit value at end of period..................   $3.546      $2.887      $2.180   $2.250   $1.993
Number accumulation units outstanding at end of period (in
 thousands)...............................................  333,176     285,640     248,563  203,873  121,100
MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.528      $1.462      $1.424   $1.401   $1.369
Accumulation unit value at end of period..................   $1.587      $1.528      $1.462   $1.424   $1.401
Number accumulation units outstanding at end of period (in
 thousands)...............................................  151,978     102,635     138,396  102,328   78,664
ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $2.523      $1.991      $2.072   $1.870   $1.748
Accumulation unit value at end of period..................   $2.905      $2.523      $1.991   $2.072   $1.870
Number accumulation units outstanding at end of period (in
 thousands)...............................................  953,998     888,803     858,014  688,865  295,387
U.S. GOVERNMENT MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.468      $1.409      $1.376   $1.357   $1.331
Accumulation unit value at end of period..................   $1.521      $1.468      $1.409   $1.376   $1.357
Number accumulation units outstanding at end of period (in
 thousands)...............................................       46          48          48       52      161
CAPITAL APPRECIATION FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $3.364      $2.615      $2.583   $2.165   $1.874
Accumulation unit value at end of period..................   $4.010      $3.364      $2.615   $2.583   $2.165
Number accumulation units outstanding at end of period (in
 thousands)...............................................  330,580     292,671     220,936  160,934   75,653
MORTGAGE SECURITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.878      $1.637      $1.685   $1.604   $1.552
Accumulation unit value at end of period..................   $1.949      $1.878      $1.637   $1.685   $1.604
Number accumulation units outstanding at end of period (in
 thousands)...............................................   89,098     101,881     112,417  138,666   98,494
INDEX FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $2.359      $1.750      $1.755   $1.629   $1.544
Accumulation unit value at end of period..................   $2.845      $2.359      $1.750   $1.755   $1.629
Number accumulation units outstanding at end of period (in
 thousands)...............................................   87,611      65,954      50,799   46,504   29,723
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.329      $1.181      $1.220   $0.924   $0.979
Accumulation unit value at end of period..................   $1.482      $1.329      $1.181   $1.220   $0.924
Number accumulation units outstanding at end of period (in
 thousands)...............................................  266,962     238,086     246,259  132,795   32,597
DIVIDEND & GROWTH FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.359      $1.009      $1.000(d)
Accumulation unit value at end of period..................   $1.650      $1.359      $1.009
Number accumulation units outstanding at end of period (in
 thousands)...............................................  190,958      83,506      29,146
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.146      $1,000(e)
Accumulation unit value at end of period..................   $1.266      $1.146
Number accumulation units outstanding at end of period (in
 thousands)...............................................   23,174       6,577
SMALL COMPANY FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $0.000      $0.000(f)
Accumulation unit value at end of period..................   $1.066      $0.000
Number accumulation units outstanding at end of period (in
 thousands)...............................................   12,563           0

                                                             1991        1990     1989     1988        1987        1986
                                                            -------     -------  -------  -------     -------     -------
BOND FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.298      $1.212   $1.095   $1.031      $1.044      $1.000(a)
Accumulation unit value at end of period..................   $1.493      $1.298   $1.212   $1.095      $1.031      $1.044
Number accumulation units outstanding at end of period (in
 thousands)...............................................   25,267      14,753    9,267    5,786       3,576         802
STOCK FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.490      $1.569   $1.261   $1.073      $1.031      $1.000(a)
Accumulation unit value at end of period..................   $1.834      $1.490   $1.569   $1.261      $1.073      $1.031
Number accumulation units outstanding at end of period (in
 thousands)...............................................   72,780      31,149   30,096    9,158       9,229       1,250
MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.307      $1.225   $1.136   $1.071      $1.019      $1.000(a)
Accumulation unit value at end of period..................   $1.369      $1.307   $1.225   $1.136      $1.071      $1.019
Number accumulation units outstanding at end of period (in
 thousands)...............................................   60,774      67,059   28,291   29,043      11,633         243
ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.470      $1.470   $1.223   $1.085      $1.036      $1.000(a)
Accumulation unit value at end of period..................   $1.748      $1.470   $1.470   $1.223      $1.085      $1.036
Number accumulation units outstanding at end of period (in
 thousands)...............................................  166,408     101,758   79,738   56,584      56,332       9,405
U.S. GOVERNMENT MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.276      $1.202   $1.122   $1.062      $1.018      $1.000(a)
Accumulation unit value at end of period..................   $1.331      $1.276   $1.202   $1.122      $1.062      $1.018
Number accumulation units outstanding at end of period (in
 thousands)...............................................      213         243      297      281         187          10
CAPITAL APPRECIATION FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.231      $1.400   $1.142   $0.916      $0.969      $1.000(a)
Accumulation unit value at end of period..................   $1.874      $1.231   $1.400   $1.142      $0.916      $0.969
Number accumulation units outstanding at end of period (in
 thousands)...............................................   39,031      10,501    8,041    3,606       2,989         431
MORTGAGE SECURITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.370      $1.264   $1.132   $1.057      $1.043      $1.000(a)
Accumulation unit value at end of period..................   $1.552      $1.370   $1.264   $1.132      $1.057      $1.043
Number accumulation units outstanding at end of period (in
 thousands)...............................................   46,464      18,632   12,248   11,061       9,397       3,773
INDEX FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $1.207      $1.274   $0.989   $0.862      $1.000(b)       --
Accumulation unit value at end of period..................   $1.544      $1.207   $1.274   $0.989      $0.862          --
Number accumulation units outstanding at end of period (in
 thousands)...............................................   15,975      10,015    6,306    2,868       1,758          --
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............   $0.877      $1.000(c)      --      --         --
Accumulation unit value at end of period..................   $0.979      $0.877       --       --          --          --
Number accumulation units outstanding at end of period (in
 thousands)...............................................   13,109       2,892       --       --          --          --
DIVIDEND & GROWTH FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............
Accumulation unit value at end of period..................
Number accumulation units outstanding at end of period (in
 thousands)...............................................
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............
Accumulation unit value at end of period..................
Number accumulation units outstanding at end of period (in
 thousands)...............................................
SMALL COMPANY FUND SUB-ACCOUNT
Accumulation unit value at beginning of period............
Accumulation unit value at end of period..................
Number accumulation units outstanding at end of period (in
 thousands)...............................................



(a) Inception date August 1, 1986.



(b) Inception date May 1, 1987.



(c) Inception date July 2, 1990.



(d) Inception date March 8, 1994.



(e) Inception date March 1, 1995.



(f) Inception date August 9, 1996.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                  INTRODUCTION



    This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing an individual or group tax deferred Variable Annuity Contract offered by Hartford Life Insurance Company ("Hartford") in the Fixed Account and/or a series of Separate Account Two. (See "Hartford Life Insurance Company," page 8; "The Contracts," page 13; and "The Separate Account," page 9.) Please read the Glossary of Special Terms on pages 3 and 4 prior to reading this Prospectus to familiarize yourself with the terms being used.



    The Contracts are available for purchase by individuals and groups on both a non-qualified and qualified basis. The maximum issue age for the Contract is 85 years old. (See "The Contracts," page 13.) Generally, the minimum initial Premium Payment is $1,000. Thereafter, the minimum payment is $500. There is no deduction for sales expenses from Premium Payments when made. A deduction will be made for state Premium Taxes for Contracts sold in certain states. (See "Charges Under the Contract," page 15.)



    Generally, the Contracts are purchased by completing and submitting an application or an order to purchase, along with the initial Premium Payment, to Hartford for its approval. Generally, a Contract Owner may exercise his right to cancel the Contract within ten days of delivery of the Contract by returning the Contract to Hartford at its Home Office. If the Contract Owner exercises his right to cancel, Hartford will return either the Contract Value or the original Premium Payments to the Contract Owner. The duration of the right to cancel period and Hartford's obligation to either return the Contract Value of the original Premium Payment will depend on state law.



    The investment options for the Contracts are the AmSouth Equity Income Fund, Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Advisers Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford MidCap Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Small Company Fund, Inc., Hartford Stock Fund, Inc., HVA Money Market Fund, Inc. and such other funds as shall be offered from time to time (the "Funds"), and the Fixed Account. (See "The Funds," page 9, and "The Fixed Account," page 11.) With certain limitations, Contract Owners may allocate their Premium Payments and Contract Values to one or a combination of these investment options and transfer among the investment options. (See "Transfers Between Sub-Accounts/Fixed Account," page 14.)



    An Annual Maintenance Fee in the amount of $30.00 is deducted from Contract Values each Contract Year (not applicable to Contracts with Account Values of $50,000 or more or under other circumstances at the sole discretion of Hartford) and there is a 1.25% per annum mortality and expense risk charge applied against all Contract Values held in the Separate Account. (See "Charges Under the Contract," page 15). Finally, the Funds are subject to certain fees, charges and expenses (see the Funds' prospectus attached hereto).



    The Contracts may be surrendered, or portions of the value of the Contracts may be withdrawn, at any time prior to the Annuity Commencement Date. (See "Surrender Benefits," page 18.) However, a contingent deferred sales charge may be assessed against Contract Values when they are surrendered. Contingent deferred sales charges will not be assessed in certain instances, including withdrawals up to the annual withdrawal amount and the payment of Death Benefits. (See "Charges Under the Contract," page 15.)



    The Contract provides for a minimum Death Benefit in the event of the death of the Annuitant or Contract Owner before Annuity payments have commenced (see "Death Benefits," page 17). Various annuity options are available under the Contract for election by the Contract Owner on either a fixed or variable basis. In the absence of an annuity option election, the Contract Value (less applicable Premium Taxes) will be applied on the Annuity Commencement Date to provide a life annuity with 120 monthly payments certain (see "Annuity Benefits," page 19).



    The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the premium payment. This additional percentage of premium payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or financial institutions affiliated therewith) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.



                           HARTFORD, SEPARATE ACCOUNT
                             TWO, THE FIXED ACCOUNT
                                 AND THE FUNDS


                        HARTFORD LIFE INSURANCE COMPANY



    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group Inc., a Delaware corporation.



                                HARTFORD RATING



                          EFFECTIVE
                           DATE OF
     RATING AGENCY          RATING      RATING         BASIS OF RATING
------------------------  ----------  -----------  ------------------------
A.M. Best and Company,
 Inc....................      9/9/97          A+   Financial soundness and
                                                    operating performance.
Standard & Poor's.......      7/2/97          AA   Claims paying ability
Duff & Phelps...........     2/24/97         AA+   Claims paying ability



                              SEPARATE ACCOUNT TWO



    The Separate Account was established on June 2, 1986. It is the Separate Account in which Hartford sets aside and invests the assets attributable to variable annuity Contracts, including the Contracts sold under this Prospectus. Separate Account assets are held by Hartford under a safekeeping arrangement. Although the Separate Account is an integral part of Hartford, it is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not, however, involve Commission supervision of the management or the investment practices or policies of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law.



    Your investment in the Separate Account is allocated to one or more Sub-Accounts as per your specifications. Each Sub-Account is invested exclusively in the assets of one underlying Fund. Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Commission.



    Net Premium Payments and proceeds of transfers between Sub-Accounts are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Fund are reinvested at net asset value. The value of your investment will therefore vary in accordance with the net income and fluctuation in the individual investments within the underlying Fund portfolio or portfolios. During the Variable Annuity payout period, both your Annuity payments and reserve values will vary in accordance with these factors.



    Under Connecticut law, the assets of the Separate Account attributable to the Contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account, are, in accordance with the Contracts, credited to or charged against the Separate Account. Also, the assets in the Separate Account are not chargeable with liabilities arising out of any other business Hartford may conduct. Contract Values allocated to the Separate Account is not affected by the rate of return of Hartford's General Account, nor by the investment performance of any of Hartford's other separate accounts. The Separate Account may be subject to liabilities arising from a Sub-Account of the Separate Account whose assets are attributable to other variable annuity Contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus. However, all obligations arising under the Contracts are general corporate obligations of Hartford.



    Hartford does not guarantee the investment results of the Separate Accounts or any of the underlying investments. There is no assurance that the value of a Contract during the years prior to retirement or the aggregate amount of the Variable Annuity payments will equal the total of Premium Payments made under the Contract. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks are more fully described in the accompanying Funds' prospectus.



                                   THE FUNDS



    The Hartford Bond Fund, Inc., Hartford Stock Fund, Inc., HVA Money Market Fund, Inc., Hartford Advisers, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Index Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford International Advisers Fund, Inc., Hartford MidCap Fund and Hartford Small Company Fund, Inc. are sponsored by Hartford and are incorporated under the laws of the State of Maryland. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each of the Hartford Funds.



    Wellington Management Company, LLP serves as sub-investment adviser for Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford MidCap Fund, Hartford Small Company Fund and Hartford Stock Fund.



    In addition, HL Advisors has entered an investment services agreement with The Hartford Investment Management Company, Inc. ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund and HVA Money Market Fund.



    AmSouth Bank ("AmSouth") serves as the investment adviser to the AmSouth Equity Income Fund, which is a diversified investment portfolio of the Variable Insurance Funds, a Massachusetts business trust that is registered as an open-end management investment company. Rockhaven Asset Management, LLC serves as sub-investment adviser to the AmSouth Equity Income Fund.



    A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Funds' Prospectus which should be read in conjunction with this Prospectus before investing and in the Funds' Statement of Additional Information which may be ordered from Hartford. The Funds may not be available in all states.



    The investment objectives of each of the Funds are as follows:



AMSOUTH EQUITY INCOME FUND



    Seeks to provide above average income and capital appreciation. Under normal market conditions, the AmSouth Equity Income Fund will invest at least 65% of its total assets in income-producing equity securities, including common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks.



HARTFORD ADVISERS FUND, INC.



    Seeks maximum long-term total rate of return consistent with prudent investment risk by investing in common stock and other equity securities, bonds and other debt securities, and money market instruments.



HARTFORD BOND FUND, INC.



    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's or "BB" by S&P) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies."



HARTFORD CAPITAL APPRECIATION FUND, INC.



    Seeks growth of capital by investing in securities selected solely on the basis of potential for capital appreciation; income, if any, is an incidental consideration.



HARTFORD DIVIDEND AND GROWTH FUND, INC.



    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.



HARTFORD INDEX FUND, INC.



    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*



HARTFORD INTERNATIONAL ADVISERS FUND, INC.



    Seeks maximum long-term total rate of return consistent with prudent investment risk by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets.



HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.



    Seeks long-term total rate of return consistent with prudent investment risk through investment primarily in equity securities issued by non-U.S. companies.



HARTFORD MIDCAP FUND, INC.



    Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities.



HARTFORD MORTGAGE SECURITIES FUND, INC.



    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.



HARTFORD SMALL COMPANY FUND, INC.



    Seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.



HARTFORD STOCK FUND, INC.



    Seeks long-term capital growth primarily through capital appreciation, with income as a secondary consideration, by investing primarily in equity securities.



HVA MONEY MARKET FUND, INC.



    Seeks maximum current income consistent with liquidity and preservation of capital.



*"STANDARD & POOR'S-REGISTERED TRADEMARK-," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------


    VOTING RIGHTS -- Hartford is the legal owner of all Fund shares held in the Separate Account. As the owner, Hartford has the right to vote at the Funds' shareholder meetings. However, to the extent required by federal securities laws or regulations, Hartford will:



1. Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner, and


2. Vote shares attributable to a Contract for which no voting instructions are received in the same proportion as shares for which instructions are received.



    If any federal securities laws or regulations, or their present interpretation change to permit Hartford to vote Fund shares in its own right, Hartford may elect to do so.



    Hartford will notify you of any Fund shareholders' meeting if the shares held for your account may be voted at such meetings. Hartford will send proxy materials and a form of instruction by means of which you can instruct Hartford with respect to the voting of the Fund shares held for your account.



    In connection with the voting of Fund shares held by it, Hartford will arrange for the handling and tallying of proxies received from Contract Owners. Hartford as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Fund shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held. If a Contract Owner desires to attend any meeting at which shares held for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contract Owner's account. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Contract Owners (i.e. shares owned by Hartford) in the same proportion as it votes shares of that Fund for which it has received instructions. During the Annuity period under a Contract the number of votes will decrease as the assets held to fund Annuity benefits decrease.



    The Funds are available only to serve as the underlying investment for variable annuity and variable life insurance Contracts issued by Hartford. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or to variable life insurance Policy Owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between such Contract Owners and Policy Owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant to the establishment of such separate funds.



                               THE FIXED ACCOUNT



    THAT PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.



    Premium Payments and Contract Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of Insurance Company General Accounts.



    Currently, Hartford guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the Contracts. However, Hartford reserves the right to change the rate according to state insurance law. Hartford may credit interest at a rate in excess of 3% per year. There is no specific formula for the determination of excess interest credits. Some of the factors that the Company may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on the Company's investments, regulatory and tax requirements and competitive factors.



    ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    From time to time, Hartford may credit increased interest rates to Contract Owners under certain programs established at the discretion of Hartford. Effective August 6, 1997, Contract Owners may enroll in a special preauthorized transfer program known as Hartford's Dollar Cost Averaging Bonus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program and preauthorize between 3 and 12 monthly transfers to any of the Sub-Accounts. Contract Owners enrolled in the Program will receive an increased interest rate guaranteed for a 12 month period.



    The preauthorized transfers will begin on or about 15 days following receipt of an initial Program Premium Payment. That Premium Payment plus any subsequent Premium Payments and any accrued interest will be completely transferred into the Sub-Accounts within twelve months of receipt of the initial Program Premium Payment. This will be accomplished by equal monthly transfers for the period selected, and a final transfer of the entire amount remaining in the Program.



    Any subsequent Premium Payments received by Hartford within the period selected for transfer will be allocated to the Sub-Accounts over the remainder of the transfer period. If, while the Program is still in effect but the transfer period has expired, a subsequent Premium Payment of $5,000 is received by Hartford, a new Program cycle will be initiated. Unless instructed otherwise, Hartford will allocate that Premium Payment in the same number of transfers and into the same Sub-Accounts as the previous election. If, while the Program is still in effect but the transfer period has expired, a subsequent Premium Payment of less than $5,000 is received by Hartford, the entire amount will be credited with the non-Program interest rate then in effect for the Fixed Account.



    If complete Program enrollment instructions are not received by Hartford within 15 days of receipt of the initial Program Premium Payment, the Program will be voided and the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.



    The Contract Owner may elect to terminate the preauthorized transfers by calling or writing Hartford of their intent to cancel their enrollment in the Program. Upon cancellation of enrollment in the Program the Contract Owner will no longer receive the increased interest rate. Hartford reserves the right to discontinue, modify or amend the Program or any other interest rate program established by Hartford. Any change to the Program will not affect Contract Owners currently enrolled in the Program.



                        PERFORMANCE RELATED INFORMATION



    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



    The AmSouth Equity Income Fund, Hartford Advisers Fund, Hartford Bond Fund, Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Hartford Index Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford MidCap Fund, Hartford Mortgage Securities Fund, Hartford Small Company Fund, Hartford Stock Fund, and HVA Money Market Fund Sub-Accounts may include total return in advertisements or other sales material.



    When a Sub-Account advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period).



    In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.



    The Hartford Bond Fund and Hartford Mortgage Securities Fund Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the annual maintenance fee.



    The HVA Money Market Fund Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------


compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the annual maintenance fee.



    The Separate Account may also disclose yield, standard total return, and non-standard total return for periods prior to the date the Separate Account commenced operations. For periods prior to the date the Separate Account commenced operations, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts.



    Hartford may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.



                                 THE CONTRACTS


                               CONTRACTS OFFERED



    The Contracts are individual or group tax-deferred Variable Annuity Contracts designed for retirement planning purposes and may be purchased by any individual, group or trust, including any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code; annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code; Individual Retirement Annuities adopted according to Section 408 of the Code; employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and certain eligible deferred compensation plans as defined in Section 457 of the Code ("Qualified Contracts").



                    PREMIUM PAYMENTS AND INITIAL ALLOCATIONS



    The minimum initial Premium Payment is $1,000. Thereafter, the minimum Premium Payment is $500. Certain plans may make smaller periodic payments. Each Premium Payment may be split among the various Sub-Accounts and/or the Fixed Account subject to minimum amounts then in effect.



    REFUND RIGHTS -- If you are not satisfied with your purchase you may cancel the Contract by returning it within ten days (or longer in some states) after you receive it. A written request for cancellation must accompany the Contract. In such event, Hartford will, without deduction for any charges normally assessed thereunder, pay you an amount equal to the Contract Value on the date of receipt of the request for cancellation. You bear the investment risk during the period prior to the Company's receipt of request for cancellation. Hartford will refund the premium paid only for individual retirement annuities (if returned within seven days of receipt) and in those states where required by law.



    CREDITING AND VALUATION -- The balance of the initial Premium Payment remaining after the deduction of any applicable Premium Tax is credited to your Contract within two business days of receipt of a properly completed application or an order to purchase a Contract and the initial Premium Payment by Hartford at its Home Office, P.O. Box 5085, Hartford, CT 06102-5085. It will be credited to the Sub-Account(s) and/or the Fixed Account in accordance with your election. If the application or other information is incomplete when received, the balance of the initial Premium Payment, after deduction of any applicable Premium Tax, will be credited to the Sub-Account(s) or the Fixed Account within five business days of receipt. If the initial Premium Payment is not credited within five business days, the Premium Payment will be immediately returned unless you have been informed of the delay and request that the Premium Payment not be returned.



    The number of Accumulation Units in each Sub-Account to be credited to a Contract will be determined by dividing the portion of the Premium Payment being credited to each Sub-Account by the value of an Accumulation Unit in that Sub-Account on that date.



    Subsequent Premium Payments are priced on the Valuation Day received by Hartford in its Home Office, or other designated administrative offices.



                                 CONTRACT VALUE



    The value of the Sub-Account investments under your Contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Accumulation Units credited to your Contract in each Sub-Account by the then current Accumulation Unit values for the applicable Sub-Account. The value of the Fixed Account under your Contract will be the amount allocated to the Fixed Account plus interest credited.



    You will be advised at least semiannually of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, the Fixed Account value, and the total value of your Contract.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    ACCUMULATION UNIT VALUES -- The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The "Net Investment Factor" for each of the Sub-Accounts is equal to (a) the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains distributed by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period, (b) minus the mortality and expense risk charge and the administration charge described below. You should refer to the prospectus for each of the Funds which accompanies this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a Contract. The Accumulation Unit Value is affected by the performance of the underlying Fund(s), expenses and deduction of the charges described in this Prospectus.



    VALUATION OF FUND SHARES -- The shares of the Fund are valued at net asset value on each Valuation Day. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Funds' prospectus.



    VALUATION OF THE FIXED ACCOUNT -- Hartford will determine the value of the Fixed Account by crediting interest to amounts allocated to the Fixed Account.



                  TRANSFERS BETWEEN SUB-ACCOUNTS/FIXED ACCOUNT



    You may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another free of charge. However, Hartford reserves the right to limit the number of transfers to twelve (12) per Contract Year, with no two (2) transfers occurring on consecutive Valuation Days. Transfers by telephone may be made by a Contract Owner or by the attorney-in-fact pursuant to a power of attorney by calling (800) 862-6668 or by the agent of record by calling (800) 862-7155. Telephone transfers may not be permitted by some states for their residents who purchase variable annuities.



    The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.



    Hartford may permit the Contract Owner to preauthorize transfers among Sub-Accounts and between Sub-Accounts and the Fixed Account under certain circumstances. Transfers between the Sub-Accounts may be made both before and after Annuity payments commence (limited to once a quarter) provided that the minimum allocation to any Sub-Account may not be less than $500. No minimum balance is required in any Sub-Account.



    It is the responsibility of the Contract Owner or Participant to verify the accuracy of all confirmations of transfers and to promptly advise Hartford of any inaccuracies within one business day of receipt of the confirmation. Hartford will send the Contract Owner a confirmation of the transfer within five days from the date of any instruction.



    Transfers from the Fixed Account into a Sub-Account may be made at any time during the Contract Year. The maximum amount which may be transferred from the Fixed Account during any Contract Year is the greater of 30% of the Fixed Account balance as of the last Contract Anniversary or the greatest amount of any prior transfer from the Fixed Account. If Hartford permits preauthorized transfers from the Fixed Account to the Sub-Accounts, this restriction is inapplicable. Also, if any interest rate is renewed at a rate of at least one percentage point less than the previous rate, the Contract Owner may elect to transfer up to 100% of the funds receiving the reduced rate within 60 days of notification of the interest rate decrease. Generally, transfers may not be made from any Sub-Account into the Fixed Account for the six-month period following any transfer from the Fixed Account into one or more of the Sub-Accounts. Hartford reserves the right to modify the limitations on transfers from the Fixed Account and to defer transfers from the Fixed Account for up to six months from the date of request.



    Subject to the exceptions set forth in the following two paragraphs, the right to reallocate Contract Values is subject to modification if Hartford determines, in its sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and the Fixed Account and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts and the Fixed Account by a Contract Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners.

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------


    For Contracts issued in the State of New York, the reservation of rights set forth in the preceding paragraph is limited to (i) requiring up to a maximum of ten Valuation Days between each transfer; (ii) limiting the amount to be transferred on any one Valuation Day to no more than $2 million; and (iii) upon 30 days prior written notice, to only accepting transfer instructions from the Contract Owner and not from the Contract Owner's representative, agent or person acting under a power of attorney for the Contract Owner.



    Currently, and with respect to Contracts issued in all states, the only restriction in effect is that Hartford will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with Hartford.



                           CHARGES UNDER THE CONTRACT



CONTINGENT DEFERRED SALES CHARGES



    There is no deduction for sales expenses from Premium Payments when made. However, a contingent deferred sales charge may be assessed against Contract Values when they are surrendered. The length of time from receipt of a Premium Payment to the time of surrender determines the contingent deferred sales charge. Premium payments will be deemed to be surrendered in the order in which they were received.



    A Contract Owner who chooses to surrender a Contract in full who has not yet withdrawn the Annual Withdrawal Amount during the current Contract Year (as described below under the sub-heading "Payments Not Subject to Sales Charges") may, depending upon the amount of investment gain experienced under the Contract, reduce the amount of any contingent deferred sales charge paid by first withdrawing the Annual Withdrawal Amount and then requesting a full surrender of the Contract. Currently, regardless of whether a Contract Owner first requests a partial withdrawal of the Annual Withdrawal Amount, upon receiving a request for a full surrender of a Contract, Hartford assesses any applicable contingent deferred sales charge against the surrender proceeds representing the lesser of: (1) aggregate Premium Payments not previously withdrawn; and (2) the Contract Value, less the Annual Withdrawal Amount available at the time of the full surrender, less the Annual Maintenance Fee.



PAYMENTS SUBJECT TO SALES CHARGES DURING THE FIRST SEVEN CONTRACT YEARS



    During the first seven Contract years, a contingent deferred sales charge will be assessed against the surrender of the Premium Payments. All surrenders will be first from Premium Payments and then from other Contract Values.



AFTER THE SEVENTH CONTRACT YEAR



    After the seventh Contract year, all surrenders will first be from earnings and then from premium payments. A contingent deferred sales charge will not be assessed against the surrender of earnings. If an amount equal to all earnings has been surrendered, a contingent deferred sales charge will not be assessed against premium payments received more than seven years prior to surrender, but will be assessed against premium payments received less than seven years prior to surrender.



    The charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made) and equals:



                 LENGTH OF TIME
  CHARGE      FROM PREMIUM PAYMENT
-----------  -----------------------
                (NUMBER OF YEARS)
        6%                  1
        6%                  2
        5%                  3
        5%                  4
        4%                  5
        3%                  6
        2%                  7
        0%          8 or more



    PAYMENTS NOT SUBJECT TO SALES CHARGES -- During the first seven Contract Years, on a non-cumulative basis, a Contract Owner may make a partial surrender of Contract Values of up to 10% of the aggregate Premium Payments made to the Contract (as determined on the date of the requested withdrawal) without the application of the contingent deferred sales charge. After the seventh Contract year, the Contract Owner may make a partial surrender of 10% of premium payments made during the seven years prior to the surrender and 100% of the Contract Value less the premium payments made during the seven years prior to the surrender. The amount which can be withdrawn in any Contract Year prior to incurring sales charges is the "Annual Withdrawal Amount." An Extended Withdrawal Privilege rider allows an Annuitant who attains age 70 1/2 under a Qualified Plan to withdraw an amount in excess of the Annual Withdrawal Amount to comply with IRS minimum distribution rules.



    Certain plans or programs may have different withdrawal privileges. Any such withdrawal will be deemed to be from Contract Values other than Premium Payments. From time to time, Hartford may permit the Contract Owner to preauthorize partial surrenders subject to certain limitations then in effect. Additional surrenders or any surrender of the Contract Values in excess of such amount in any Contract Year during the period when contingent deferred sales charges are applicable will be subject to the appropriate charge.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    No contingent deferred sales charges otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an Annuity option (other than a surrender out of Option
4) provided for under the Contract.



    PURPOSE OF SALES CHARGES -- The contingent deferred sales charges are used to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to any distribution organization and its sales personnel, the cost of preparing sales literature and other promotional activities. To the extent that these charges do not cover such distribution expenses they will be borne by Hartford from its general assets, including surplus. The surplus might include profits resulting from unused mortality and expense risk charges.



    MORTALITY AND EXPENSE RISK CHARGE -- Although Variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) Hartford's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by Hartford.



    For assuming these risks under the Contracts, Hartford will make a daily charge at the rate of 1.25% per annum against all Contract Values held in the Sub-Accounts during the life of the Contract (estimated at .90% for mortality and .35% for expense).



    The mortality undertakings provided by Hartford under the Contracts, assuming the selection of one of the forms of life Annuities, is to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. Hartford also assumes the liability for payment of a minimum Death Benefit under the Contract.



    The mortality undertakings are based on Hartford's determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its Contract obligations. Hartford will bear the loss in such a situation. Also, in the event of the death of an Annuitant or Contract Owner before the commencement of Annuity payments, whichever is earlier, Hartford can, in periods of declining value or in periods where the contingent deferred sales loads would have been applicable, experience a loss resulting from the assumption of the mortality risk relative to the guaranteed Death Benefit.



    In providing an expense undertaking, Hartford assumes the risk that the contingent deferred sales charges and the Annual Maintenance Fee for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.



    ANNUAL MAINTENANCE FEE -- Each year, on each Contract Anniversary on or before the Annuity Commencement Date, Hartford will deduct an Annual Maintenance Fee, if applicable, from Contract Values to reimburse it for expenses relating to the maintenance of the Contract, the Fixed Account, and the Sub-Account(s) thereunder. If during a Contract Year the Contract is surrendered for its full value, Hartford will deduct the Annual Maintenance Fee at the time of such surrender. The fee is a flat fee which will be due in the full amount regardless of the time of the Contract Year that Contract Values are surrendered. The Annual Maintenance Fee is $30.00 per Contract Year for Contracts with less than $50,000 Contract Value on the Contract Anniversary. The deduction will be made pro rata according to the value in each Sub-Account and the Fixed Account under a Contract.



    PREMIUM TAXES -- A deduction is also made for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states impose a Premium Tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. Hartford will pay Premium Taxes at the time imposed under applicable law. At its sole discretion, Hartford may deduct Premium Taxes at the time Hartford pays such taxes to the applicable taxing authorities, at the time the Contract is surrendered, or at the time the Contract annuitizes.



    EXCEPTIONS -- Hartford may offer, in its discretion, reduced fees and charges including, but not limited to, the contingent deferred sales charges, the mortality and expense risk charge and the maintenance fee for certain sales (including employer sponsored savings plans) under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.



                             WAIVER OF SALES CHARGE



    Hartford will waive any contingent deferred sales charges applicable to a partial or full surrender of the Contract Value if the Annuitant is confined, at the recommendation of a physician, for medically necessary reasons, for at least 180 calendar days to: a hospital recognized as a general hospital by the proper authority of the state in which it is located; or a hospital recognized as a general

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------


hospital by the Joint Commission on the Accreditation of Hospitals; or a facility certified as a hospital or long-term care facility; or a nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.



    The Annuitant cannot be confined at the time the Contract was purchased in order to receive the waiver and the Contract Owner(s) must have been the Contract Owner(s) continuously since the Contract issue date; must provide written proof of confinement satisfactory to Hartford; and must requests the partial or full surrender of the Contract Value within 91 calendar days of the last day of confinement.



    This contingent deferred charge waiver may not be available in all states. Please contact your registered representative or Hartford to determine state availability.



                                 DEATH BENEFITS



    The Contract provides that, in the event the Annuitant dies before the selected Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If (1) the Annuitant dies before the Annuity Commencement Date and either (a) there is no designated Contingent Annuitant or (b) the Contingent Annuitant predeceases the Annuitant, or (2) if any Contract Owner dies before the Annuity Commencement Date, the Beneficiary as determined under the Contract Control Provisions, will receive the Death Benefit as determined on the date of receipt of due proof of death by Hartford in its Home Office. With regard to Joint Contract Owners, at the first death of a joint Contract Owner prior to the Annuity Commencement Date, the Beneficiary will be the surviving Contract Owner notwithstanding that the beneficiary designation may be different.



    GUARANTEED DEATH BENEFIT -- If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant surviving, or if the Contract Owner dies before the Annuity Commencement Date, the Beneficiary will receive the greatest of (a) the Contract Value determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Premium Payments made to such Contract, reduced by the dollar amount of any partial surrenders since the issue date, or (c) the Maximum Anniversary Value immediately preceding the date of death. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from the following:



    As of the date of receipt of due proof of death, Hartford will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial surrenders since that anniversary.



    If the Annuitant or Contract Owner, as applicable, dies after the Annuity Commencement Date, then the Death Benefit will equal the present value of any remaining payments under the elected Annuity Option. In computing such present value for the portion of such remaining payments attributable to the Separate Account, Hartford will assume a net investment rate of 5.0% per year.



    PAYMENT OF DEATH BENEFIT -- Death Benefit proceeds will remain invested in the Separate Account in accordance with the allocation instructions given by the Contract Owner until the proceeds are paid or Hartford receives new instructions from the Beneficiary. The Death Benefit may be taken in one sum, payable within seven days after the date Due Proof of Death is received, or under any of the settlement options then being offered by the Company provided, however, that:
(a) in the event of the death of any Contract Owner prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within five years after the death of the Contract Owner and (b) in the event of the death of any Contract Owner or Annuitant which occurs on or after the Annuity Commencement Date, any remaining interest in the Contract will be paid at least as rapidly as under the method of distribution in effect at the time of death, or, if the benefit is payable over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary, such distribution must commence within one year of the date of death. The proceeds due on the death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. However, in the event of the Contract Owner's death where the sole Beneficiary is the spouse of the Contract Owner and the Annuitant or Contingent Annuitant is living, such spouse may elect, in lieu of receiving the death benefit, to be treated as the Contract Owner. The Contract Value and the Maximum Anniversary Value of the Contract will be unaffected by treating the spouse as the Contract Owner.



    If the Contract is owned by a corporation or other non-individual, the Death Benefit payable upon the death of the Annuitant prior to the Annuity Commencement Date will be payable only as one sum or under the same settlement options and in the same manner as if an individual Contract Owner died on the date of the Annuitant's death.



    There may be postponement in the payment of Death Benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission;
(b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    GROUP UNALLOCATED CONTRACTS -- Hartford requires that detailed accounting of cumulative purchase payments, cumulative gross surrenders, and current Contract Value attached to each Plan Participant be submitted on an annual basis by the Contract Owner. Failure to submit accurate data satisfactory to Hartford will give Hartford the right to terminate this extension of benefits.



                               SURRENDER BENEFITS






    FULL SURRENDERS -- At any time prior to the Annuity Commencement Date (and after the Annuity Commencement Date with respect to values applied to Option 4 or 5), the Contract Owner has the right to terminate the Contract. In such event, the Termination Value of the Contract may be taken in the form of a lump sum cash settlement.



    Under any of the Annuity options excluding Options 4 and 5, no surrenders are permitted after Annuity payments commence. Only full surrenders are allowed out of Option 4 and any such surrender will be subject to contingent deferred sales charges, if applicable. Full or partial withdrawals may be made from Option 5 at any time and contingent deferred sales charges will not be applied.



    The Termination Value of the Contract is equal to the Contract Value less any applicable Premium Taxes, the Annual Maintenance Fee if applicable and any applicable contingent deferred sales charges. The Termination Value may be more or less than the amount of the Premium Payments made to a Contract.



    PARTIAL SURRENDERS -- The Contract Owner may make a partial surrender of Contract Values at any time prior to the Annuity Commencement Date so long as the amount surrendered is at least equal to the minimum amount rules then in effect. Additionally, if the remaining Contract Value following a surrender is less than $500 ($1,000 in New York), Hartford will terminate the Contract and pay the Termination Value. For Contracts issued in Texas, there is an additional requirement that the Contract will not be terminated when the remaining Contract Value after a surrender is less than $500 unless there were no Premium Payments made during the previous two Contract Years.



    In requesting a partial withdrawal you should specify the Sub-Account(s) and/or the Fixed Account from which the partial withdrawal is to be taken. Otherwise, such withdrawal and any applicable contingent deferred sales charges will be effected on a pro rata basis according to the value in the Fixed Account and each Sub-Account under a Contract.



    Hartford may permit the Contract Owner to preauthorize partial surrenders subject to certain limitations then in effect.



    PAYMENT OF SURRENDER BENEFITS -- Payment on any request for a full or partial surrender from the Sub-Accounts will be made as soon as possible and in any event no later than seven days after the written request is received by Hartford at its Home Office, Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085. Hartford may defer payment of any amounts from the Fixed Account for up to six months from the date of the request for surrender. If Hartford defers payment for more than 30 days (ten working days in New York), Hartford will pay interest of at least 3% per annum on the amount deferred.



    There may be postponement in the payment of Surrender Benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission; (b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.



    CERTAIN QUALIFIED CONTRACT SURRENDERS -- THERE ARE CERTAIN RESTRICTIONS ON
SECTION 403(B) TAX SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/ EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) SEPARATED FROM SERVICE, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP. (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED PRIOR TO AGE 59 1/2 FOR HARDSHIPS.)



    DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%.



    HARTFORD WILL NOT ASSUME ANY RESPONSIBILITY IN DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 ACCOUNT VALUES.



    ANY SUCH FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH HIS TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS" COMMENCING ON PAGE 21.)

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------


                                ANNUITY BENEFITS



    You select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not be deferred beyond the Annuitant's 90th birthday (85th birthday in some states, 100th birthday if sold as part of a Charitable Remainder Trust). The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any change must be at least 30 days prior to the date on which Annuity payments are scheduled to begin. The Contract allows the Contract Owner to change the Sub-Accounts on which variable payments are based after payments have commenced once every three months. Any Fixed Annuity allocation may not be changed.



ANNUITY OPTIONS



    The Contract contains the five optional Annuity forms described below. Options 2, 4, and 5 are available to Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford. With respect to Non-Qualified Contracts, if you do not elect otherwise, payments in most states will automatically begin at the Annuitant's age 90 (with the exception of states that do not allow deferral past age 85) under Option 2 with 120 monthly payments certain. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, payments will begin automatically at the Annuitant's age 90 under Option 1 to provide a life Annuity. After the Annuity Commencement Date, the Annuity option elected may not be changed.



    Under any of the Annuity options excluding Options 4 and 5, no surrenders are permitted after Annuity payments commence. Only full surrenders are allowed out of Option 4 and any such surrender will be subject to contingent deferred sales charges, if applicable. Full or partial withdrawals may be made from Option 5 at any time and contingent deferred sales charges will not be applied.



    OPTION 1 -- Life Annuity



    A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last payment due preceding the death of the Annuitant. This option offers the largest payment amount of any of the life Annuity options since there is no guarantee of a minimum number of payments nor a provision for a Death Benefit payable to a Beneficiary.



    It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the date of the third Annuity payment, etc.



    OPTION 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Certain



    This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Hartford.



    OPTION 3 -- Joint and Last Survivor Annuity



    An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the Annuitant may elect that the payment to the survivor be less than the payment made during the joint lifetime of the Annuitant and a designated second person.



    It would be possible under this option for an Annuitant and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.



    OPTION 4 -- Payments for a Designated Period



    An amount payable monthly for the number of years selected which may be from 5 to 30 years. Under this option, you may, at any time, surrender the Contract and receive, within seven days, the Termination Value of the Contract as determined by Hartford.



    In the event of the Annuitant's death prior to the end of the designated period, the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Hartford.



    Option 4 is an option that does not involve life contingencies and thus no mortality guarantee. Charges made for the mortality undertaking under the Contracts thus provide no real benefit to a Contract Owner.



    OPTION 5 -- Death Benefit Remaining with Hartford



    Proceeds from the Death Benefit may be left with Hartford for a period not to exceed five years from the date of the Contract Owner's death prior to the Annuity Commencement Date. These proceeds will remain in the Sub-Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


or partial withdrawals may be made at any time. In the event of withdrawals, the remaining value will equal the Contract Value of the proceeds left with Hartford, minus any withdrawals.



    Hartford may offer other annuity options from time to time.



    VARIABLE AND FIXED ANNUITY PAYMENTS -- When an Annuity is effected under a Contract, unless otherwise specified, Contract Values (less applicable Premium Taxes) held in the Sub-Accounts will be applied to provide a Variable Annuity based on the pro rata amount in the various Sub-Accounts. Fixed Account Contract Values will be applied to provide a Fixed Annuity. YOU SHOULD CONSIDER THE QUESTION OF ALLOCATION OF CONTRACT VALUES (LESS APPLICABLE PREMIUM TAXES) AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT OF HARTFORD TO MAKE CERTAIN THAT ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR NEEDS FOR RETIREMENT.



    The minimum monthly Annuity payment is $50.00. No election may be made which results in a first payment of less than $50.00. If at any time Annuity payments are or become less than $50.00, Hartford has the right to change the frequency of payment to intervals that will result in payments of at least $50.00. For New York Contracts, the minimum monthly Annuity payment is $20.00.



    When Annuity payments are to commence, the value of the Contract is determined as the sum of (1) the value of the Fixed Account no earlier than the close of business on the fifth Valuation Day preceding the date the first Annuity payment is due plus (2) the product of (a) the value of the Accumulation Unit of each Sub-Account on that same day and (b) the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.



    The first payment under any option should be made on the 15th day of the month immediately following approval of the claim for settlement. Subsequent payments shall be made on the 15th day of each subsequent month in accordance with the manner of payment selected.



    VARIABLE ANNUITY -- The Contract contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of Annuity for each $1,000 of value of a Sub-Account under a Contract. The first monthly payment varies according to the form and type of Variable Payment Annuity selected. The Contract contains Variable Payment Annuity tables derived from the 1983a Individual Annuity Mortality Table with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly Variable Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts.



    The amount of the first monthly Variable Annuity payment is divided by the value of an Annuity Unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity payment period, and in each subsequent month the dollar amount of the Variable Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.



    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed investment rate of 5.00% per annum. The Annuity Unit value used in calculating the amount of the Variable Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the Annuity payment.



    LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE A.I.R.



    FIXED ANNUITY -- Fixed Annuity payments are determined at annuitization by multiplying the Contract Value (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the Fixed Payment Annuity tables in the Contract. The Annuity payment will remain level for the duration of the Annuity.



                               OTHER INFORMATION






    ASSIGNMENT -- Ownership of a Contract described herein is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of tax-qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the Contract values or assignment proceeds to income taxes and certain penalty taxes.



    CONTRACT MODIFICATION -- The Annuitant may not be changed; however, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by written notice to the Company.

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------


    Hartford reserves the right to modify the Contract, but only if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which Hartford is subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity Contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s) or (iv) provides additional Separate Account options or (v) withdraws Separate Account options. In the event of any such modification Hartford will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.



                           FEDERAL TAX CONSIDERATIONS


  A. GENERAL



    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE, OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.



    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. The discussion here and in Appendix I, commencing on page 26, is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.



  B. TAXATION OF HARTFORD AND THE
     SEPARATE ACCOUNT



    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units" commencing on page 7). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



    No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.



  C. TAXATION OF ANNUITIES -- GENERAL
     PROVISIONS AFFECTING PURCHASERS OTHER
     THAN QUALIFIED RETIREMENT PLANS



    Section 72 of the Code governs the taxation of annuities in general.



1. NON-NATURAL PERSONS, CORPORATIONS, ETC.



    Section 72 contains provisions for Contract Owners which are non-natural persons. Non-natural persons include corporations, trusts, and partnerships. The annual net increase in the value of the Contract is currently includable in the gross income of a non-natural person unless the non-natural person holds the Contract as an agent for a natural person. There is an exception from current inclusion for certain annuities held in tax-qualified retirement arrangements, certain annuities held by structured settlement companies, certain annuities held by an employer with respect to a terminated tax-qualified retirement plan and certain immediate annuities. A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.



    If the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions which are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner.



2. OTHER CONTRACT OWNERS (NATURAL PERSONS).



    A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



    The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



  A.DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c., below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.



  B.DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



    Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



  C.AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



    Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.



  D.10% PENALTY TAX-- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.



i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):



    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



    3.  Distributions attributable to a recipient's becoming disabled.



    4. A distribution that is part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's Beneficiary).



    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------


  E.SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE
    OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



    If the Contract was obtained by a tax-free exchange of a life insurance or annuity contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.



  F. REQUIRED DISTRIBUTIONS



i.  Death of Contract Owner or Primary Annuitant



    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:



    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and



    3.  If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



ii.  Alternative Election to Satisfy Distribution Requirements



    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election and payments must begin within a year of the death.



iii. Spouse Beneficiary



    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above.



3. DIVERSIFICATION REQUIREMENTS.



    Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.



    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.



    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.



    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



    In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner for tax purposes. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, could cause the contract owner to be treated as the owner of the assets for tax purposes.



    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.


  D. FEDERAL INCOME TAX WITHHOLDING


    The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:



1. NON-PERIODIC DISTRIBUTIONS.



    The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.



2.PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
  YEAR).



    The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions, unless the recipient elects otherwise. A recipient may elect not to have income taxes withheld or to have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.



  E. GENERAL PROVISIONS AFFECTING
     TAX-QUALIFIED RETIREMENT PLANS



    The Contract may be used for a number of tax-qualified retirement plans. If the Contract is being purchased with respect to some form of tax-qualified retirement plan, please refer to Appendix I commencing on page for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



  F. ANNUITY PURCHASES BY NONRESIDENT
    ALIENS AND FOREIGN CORPORATIONS



    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity purchase.



                                 MISCELLANEOUS


                             HOW CONTRACTS ARE SOLD



    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as that of Hartford.



    The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------


    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.



    Commissions will be paid by Hartford and will not be more than 6% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.



                           LEGAL MATTERS AND EXPERTS


    There are no material legal proceedings pending to which the Separate Account is a party.



    Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, General Counsel, Hartford Life Insurance Companies, P.O. Box 2999, Hartford, Connecticut 06104-2999.



    The audited financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 2 of Notes to Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



                             ADDITIONAL INFORMATION



    Inquiries will be answered by calling your representative or by writing:



Hartford Life Insurance Company
Attn: Individual Annuity Services
P. O. Box 5085
Hartford, Connecticut 06102-5085
Telephone:(800) 862-6668 (Contract Owners)
          (800) 862-7155 (Investment Representatives)

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                   APPENDIX I
              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS



    The tax rules applicable to tax qualified contract owners, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of plan as well as the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of specified limits, to distributions in excess of specified limits, distributions which do not satisfy certain requirements and certain other transactions with respect to qualified plans. Accordingly, this summary provides only general information about the tax rules associated with use of the Contract by a qualified plan. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person to benefits are controlled by the terms and conditions of the plan regardless of the terms and conditions of the Contract. Some qualified plans are subject to distribution and other requirements which are not incorporated into Hartford's administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



  A. TAX-QUALIFIED PENSION OR
     PROFIT-SHARING PLANS



    Provisions of the Code permit eligible employers to establish tax-qualified pension or profit sharing plans (described in Section 401(a) and 401(k), if applicable, and exempt from taxation under Section 501(a) of the Code), and Simplified Employee Pension Plans (described in Section 408(k)). Such plans are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Employers intending to use these contracts in connection with such plans should seek competent tax and other legal advice.



  B. TAX SHELTERED ANNUITIES
     UNDER SECTION 403(B)



    Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, exclude such contributions from gross income. Generally, such contributions may not exceed the lesser of $9,500 or 20% of the employees "includable compensation" for his most recent full year of employment, subject to other adjustments. Special provisions may allow some employees to elect a different overall limitation.



    Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT unless such distribution is made:



    (1) after the participating employee attains age 59 1/2;



    (2) upon separation from service;



    (3) upon death or disability; or



    (4) in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



    Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a Section 403(b) contract as of December 31, 1988.



  C. DEFERRED COMPENSATION PLANS
     UNDER SECTION 457



    Employees and independent contractors performing services for eligible governmental or other tax-exempt employers may have contributions made to Eligible Deferred Compensation Plans of their employers in accordance with the employer's plan and Section 457 of the Code. Section 457 places limitations on contributions to Eligible Deferred Compensation Plans maintained by a State or other tax-exempt organization. ("State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State.) Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or $7,500 (indexed), whichever is less. Such a plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a participant attains normal retirement age.



    An employee electing to participate in an Eligible Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996, the Small Business Job Protection Act of 1996 requires that all assets and income of an Eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State,

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------


or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of Participants and their Beneficiaries. Special transition rules apply to such governmental Eligible Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) organization and such amounts will be subject to the claims of such tax-exempt employer's general creditors.



    In general, distributions from an Eligible Deferred Compensation Plan are prohibited under Section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in limited cases.



  D. INDIVIDUAL RETIREMENT ANNUITIES
     UNDER SECTION 408



    Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("IRAs"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from gross income, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain qualified plans may be "rolled-over" on a tax-deferred basis into an IRA.



    IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an enhanced Death Benefit that may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. For Contracts issued in most states, Hartford has obtained approval from the Internal Revenue Service to use the Contract as an IRA. For Contracts issued in New York, Hartford has asked the Internal Revenue Service to approve use of the Contract as an IRA, but there is no assurance that approval will be granted.



    Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a regular IRA only after two years have expired since the participant first commenced participation in the SIMPLE IRA. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a regular IRA.



    Effective after December 31, 1997, the Contract can be offered as ROTH IRAs under Section 408A of the Code. Contributions to a ROTH IRA are not deductible. Subject to special limitations, a distribution from a regular IRA may be rolled over to a ROTH IRA. However, a rollover to a ROTH IRA is not excludable from gross income. If certain specified conditions are met, qualified distributions from a ROTH IRA are tax-free.



  E. TAX PENALTIES



    Distributions from retirement plans are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution which bears the same ratio as the after-tax contributions bear to the expected return.



1. PREMATURE DISTRIBUTION



    Distributions from a qualified plan before the Participant attains age
59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty does not apply to distributions made after the employee's death, on account of disability, for eligible medical expenses and distributions in the form of a life annuity and, except in the case of an IRA, certain distributions after separation from service after age 55. For these purposes, "life annuity" means a scheduled series of substantially equal periodic payments for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and Beneficiary).



    In addition, effective for distributions made from an IRA after December 31, 1997, there is no such penalty tax on distributions that do not exceed the amount of certain qualifying higher education expenses, as defined by Section 72(t)(7) of the Code, or which are qualified first-time home buyer distributions meeting the requirements of Section 72(t)(8) of the Code.



    If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax described above is increased to 25% with respect to non-exempt premature distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.



2. MINIMUM DISTRIBUTION TAX



    If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% tax on the amount that was not properly distributed.



    An individual's interest in a tax-qualified retirement plan must generally be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the individual attains age 70 1/2 or (ii) the calendar year in which the individual retires from service with the employer sponsoring the plan ("required beginning date"). However, the required

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


beginning date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2. The entire interest of the Participant must be distributed beginning no later than this required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.



    If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.



    If an individual dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



3. EXCESS DISTRIBUTION TAX



    If the aggregate distributions from all IRAs and certain other tax-qualified retirement plans in a calendar year exceed the greater of (i) $150,000, or (ii) $112,500 as indexed for inflation, a penalty tax of 15% is generally imposed on the excess portion of the distribution.



4. WITHHOLDING



    In general, distributions from IRAs and plans described in Section 457 of the Code are subject to regular wage withholding rules.



    Periodic distributions from other tax-qualified retirement plans that are made for a specified period of ten or more years or for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and the Beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions, unless the recipient elects otherwise. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.



    Other distributions from such other tax-qualified retirement plans are generally subject to mandatory income tax withholding at the flat rate of 20%, unless such distributions are:



    (a) the non-taxable portion of the distribution;



    (b) required minimum distributions; or



    (c) direct transfer distributions.



    Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Section 401(a)(31) of the Code.

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------


                               TABLE OF CONTENTS
                                       TO
                      STATEMENT OF ADDITIONAL INFORMATION



                                                                           PAGE
                                                                           ----
 INTRODUCTION............................................................
 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY..........................
 SAFEKEEPING OF ASSETS...................................................
 INDEPENDENT PUBLIC ACCOUNTANTS..........................................
 DISTRIBUTION OF CONTRACTS...............................................
 CALCULATION OF YIELD AND RETURN.........................................
 PERFORMANCE COMPARISONS.................................................
 FINANCIAL STATEMENTS....................................................

This form must be completed for all tax sheltered annuities.



                     SECTION 403(B)(11) ACKNOWLEDGMENT FORM



    The Hartford variable annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:



    a. attained age 59 1/2,



    b. separated from service,



    c. died, or



    d. become disabled.



Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.



Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.



Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.



    Please complete the following and return to:
    Hartford Life Insurance Company
    Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085



Name of Contract Owner/Participant

-------------------------------------------------------------------------


Address

--------------------------------------------------------------------------------


City or Plan/School District

--------------------------------------------------------------------------------


Date:

--------------------------------------------------------------------------------


Contract No:

--------------------------------------------------------------------------------


Signature:

--------------------------------------------------------------------------------

    To Obtain a Statement of Additional Information, please complete the form below and mail to:



    Hartford Life Insurance Company
    Attn: Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085



    Please send a Statement of Additional Information for The AmSouth Variable Annuity to me at the following address:



----------------------------------------------------
                                 Name

------------------------------------------------------------------
                               Address

------------------------------------------------------------------
    City/State                                        Zip Code

                                        PART B

                         STATEMENT OF ADDITIONAL INFORMATION

                           HARTFORD LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT TWO


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: October 17, 1997

Date of Statement of Additional Information: October 17, 1997

                                  TABLE OF CONTENTS


SECTION                                                               PAGE
-------                                                               ----
INTRODUCTION ........................................................

DESCRIPTION OF HARTFORD LIFE  INSURANCE COMPANY .....................

SAFEKEEPING OF ASSETS ...............................................

INDEPENDENT PUBLIC ACCOUNTANTS ......................................

DISTRIBUTION OF CONTRACTS ...........................................

CALCULATION OF YIELD AND RETURN .....................................

PERFORMANCE COMPARISONS .............................................

FINANCIAL STATEMENTS.................................................

                                       3
                                 INTRODUCTION

The individual and group tax-deferred variable annuity Contracts described in the Prospectus are designed to provide Annuity benefits to individuals who have established or wish to establish retirement programs which may or may not qualify for special federal income tax treatment. The Annuitant under these Contracts may receive Annuity benefits in accordance with the Annuity option selected and the retirement program, if any, under which the Contracts have been purchased. Annuity payments under a Contract will begin on a particular future date which may be selected at any time under the Contract or automatically when the Annuitant reaches age 90 except in certain states where deferral past age 85 is not permitted. There are several alternative annuity payment options available under the Contract (see "Optional Annuity Forms," commencing on page __).

The Premium Payments under a Contract, less any applicable Premium Taxes, will be applied to the Separate Account and/or the Fixed Account. Accordingly, the net Premium Payment under the Contract will be applied to purchase interests in one or more of the AmSouth Equity Income Fund, Hartford Bond Fund, Hartford Stock Fund, HVA Money Market Fund (for qualified Contracts issued prior to May 1, 1987), Hartford Advisers Fund, Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth, Hartford Index Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford MidCap Fund, Hartford Mortgage Securities Fund, and Hartford Small Company Fund Sub-Accounts.

Shares of the Funds are purchased by the Separate Account without the imposition of a sales charge. The value of a Contract depends on the value of the shares of the Fund held by the Separate Account pursuant to that Contract. As a result, the Contract Owner bears the investment risk since market value of the shares may increase or decrease.

The Contracts provide that in the event the Annuitant dies before the selected Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant, or the Contingent Annuitant predeceases the Annuitant, or if the Contract Owner dies before the Annuity Commencement Date the Beneficiary will receive the Contract Value determined on the date of receipt of due proof of death by Hartford Life Insurance Company ("Hartford") in its Home Office. If, upon death prior to the Annuity Commencement Date, the Annuitant or Contract Owner, as applicable, had not attained his 90th birthday, the Beneficiary will receive the greater of (a) the Contract Value determined as of the day Hartford receives written due proof of death of such person, or (b) 100% of the total Premium Payments made to such Contract, reduced by any prior surrenders, or -C- the Maximum Anniversary Value immediately preceding the date of death established up to age 80, adjusted for additions and surrenders. (See "Death Benefits"
commencing on page        of the Prospectus).

                    DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to
Connecticut.   Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.

                             HARTFORD RATINGS

                                EFFECTIVE
    RATING AGENCY             DATE OF RATING     RATING           BASIS OF RATING
-------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.        9/9/97          A+     Financial soundness and operating
                                                          performance.
-------------------------------------------------------------------------------------------
Standard & Poor's                  7/2/97          AA     Claims paying ability
-------------------------------------------------------------------------------------------
Duff & Phelps                      2/24/97         AA+    Claims paying ability
-------------------------------------------------------------------------------------------

                                SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                            INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this Statement of Additional Information and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 2 of Notes to Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                              DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the securities issued with respect to the Separate Account and will offer the Contracts on a continuous basis.

HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD, who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

                           CALCULATION OF YIELD AND RETURN

YIELD OF THE HVA MONEY MARKET FUND SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the HVA Money Market Fund Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

    Effective Yield = [(Base Period Return + 1)(365/7)] - 1

The HVA Money Market Fund Sub-Account's yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Sub-Account.

THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL POLICY FEE.

HVA MONEY MARKET FUND SUB-ACCOUNT
The yield and effective yield for the seven day period ending December 31, 1996 for the HVA Money Market Fund Sub-Account was as follows:

                  ($30 annual policy fee)

Yield              3.85%
Effective Yield    3.93%

YIELDS OF HARTFORD BOND FUND AND HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of these two Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Hartford Bond Fund and Hartford Mortgage Securities Fund Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Hartford Bond Fund and Hartford Mortgage Securities Fund.

The yield reflects recurring charges on the Separate Account level, including the annual policy fee.

HARTFORD BOND FUND AND
HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNTS

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period ended December 31, 1996 were computed by dividing the dividends and interests earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)(6)- 1]

Where A = Dividends and interest earned during the period.
      B = Expenses accrued for the period (net of reimbursements).
      C = The average daily number of units outstanding during the period that were entitled to receive dividends.
      D = The maximum offering price per unit on the last day of the period.

Hartford Bond Fund
    Yield =  4.94%

Hartford Mortgage Securities Fund
       Yield = 5.35%

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

The following are the standardized average annual total return quotations for the Sub-Accounts for the fiscal year ended December 31, 1996. No information is included for the Hartford MidCap Fund or the AmSouth Equity Income Fund because as of December 31, 1996, the Sub-Accounts had not commenced operations.

                                          Since
Sub-Accounts                              Inception       1 Year         5 Year        10 Year
----------------------------------------------------------------------------------------------
Hartford Advisers Fund                     9.12%          6.14%          7.34%          8.62%
Hartford Bond Fund                         5.57%        (6.76)%          1.55%          3.68%
Hartford Capital Appreciation Fund        14.42%         10.20%         13.53%         13.14%
Hartford Dividend and Growth Fund         15.07%         12.39%           n/a            n/a
Hartford Index Fund                        8.88%         11.58%          9.68%           n/a
Hartford International Advisers Fund       7.57%          1.41%           n/a            n/a
Hartford International Opportunities Fund  2.68%          2.53%          5.21%           n/a


                                          Since
Sub-Accounts                              Inception       1 Year         5 Year        10 Year
----------------------------------------------------------------------------------------------

Hartford Mortgage Securities Fund         5.60%        (5.23)%          0.93%          3.90%
Hartford Small Company Fund              (5.58)%           n/a            n/a            n/a
Hartford Stock Fund                      11.74%         13.83%         10.91%         11.02%

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The following are the non-standardized annualized total return quotations for the Sub-Accounts for the fiscal year ended December 31, 1996. No information is included for the Hartford MidCap Fund or the AmSouth Equity Income Fund because as of December 31, 1996, the Sub-Accounts had not commenced operations.


                                          Since
Sub-Accounts                              Inception       1 Year      5 Year     10 Year
-----------------------------------------------------------------------------------------
Hartford Advisers Fund                    11.06%         15.14%       10.7%       10.86%
Hartford Bond Fund                         7.63%          2.24%        5.19%       6.3%
Hartford Capital Appreciation Fund        15.97%         19.2%        16.44%      15.26%
Hartford Dividend and Growth Fund         19.33%         21.39%           n/a        n/a
Hartford Index Fund                       11.42%         20.58%        13.01%        n/a
Hartford International Advisers Fund      13.71%         10.41%           n/a        n/a
Hartford International Opportunities Fund  6.24%         11.53%         8.66%        n/a
Hartford Mortgage Securities Fund          7.73%          3.77%         4.65%      6.45%
Hartford Small Company Fund               16.67%            n/a           n/a        n/a
Hartford Stock Fund                       13.15%         22.83%         14.1%     13.15%



                                PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of
100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

                         PART I. FINANCIAL INFORMATION

ITEM 1.

                              FINANCIAL STATEMENTS

The following unaudited financial statements, reflect, in the opinion of management, all adjustments which are of normal recurring nature necessary to present fairly the financial position, the results of operations and the cash flows for the periods presented. Certain reclassifications of prior year results were made to conform to current presentation. Interim results are not indicative of the results which may be expected for any other interim period or the full year. Statements contained in this discussion, other than statements of historical fact, are forward-looking statements. These statements are made pursuant to the safe harbor provisions of the Private Securities Litigation Reform Act of 1995. The forward-looking statements are made based upon management's expectations and beliefs concerning future developments and their potential effect on Hartford Life Insurance Company ("the Company"). There can be no assurance that future developments will be in accordance with management's expectations or that the effect of these future developments on the Company will be those anticipated by management. Actual results could differ materially from those expected by the Company, depending on the outcome of certain factors, including those described with the forward-looking statements. For a description of accounting policies, see
Note 1 to Consolidated Financial Statements in the 1996 Form 10-K. The
Company is an indirect subsidiary of Hartford Life, Inc. ("HLI"). Accordingly, the financial statements presented below are a partial disclosure of HLI's financials. For a full disclosure of HLI's operations, refer to the HLI 10Q, as filed with the Securities and Exchange Commission as of June 30, 1997.

                 HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    CONDENSED CONSOLIDATED STATEMENTS OF INCOME
                                    (in millions)




                                                                                 QUARTER ENDED         SIX MONTHS ENDED
                                                                                    JUNE 30,               JUNE 30,
                                                                              --------------------  ----------------------
                                                                                1997       1996        1997        1996
                                                                              ---------  ---------  -----------  ---------
                                                                                   (UNAUDITED)            (UNAUDITED)
Revenues
Premiums and other considerations...........................................  $     323  $     299  $       633  $     943
Net investment income.......................................................        322        318          659        651
Net realized capital gains(losses)..........................................          0         (1)           4         (1)
                                                                              ---------  ---------  -----------  ---------
    Total revenues..........................................................        645        616        1,296      1,593
                                                                              ---------  ---------  -----------  ---------
Benefits, claims and expenses
Benefits, claims and claim adjustment expenses..............................        310        392          652        788
Amortization of deferred policy acquisition costs...........................         91         63          172        129
Dividends to policyholders..................................................         18         61           72        347
Other insurance expenses....................................................        117         34          190        198
                                                                              ---------  ---------  -----------  ---------
    Total benefits, claims and expenses.....................................        536        550        1,086      1,462
                                                                              ---------  ---------  -----------  ---------
Income before income tax expense............................................        109         66          210        131
Income tax expense..........................................................         35         23           73         45
                                                                              ---------  ---------  -----------  ---------
Net income..................................................................  $      74  $      43  $       137  $      86
                                                                              ---------  ---------  -----------  ---------
                                                                              ---------  ---------  -----------  ---------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONDENSED CONSOLIDATED BALANCE SHEETS

                        (IN MILLIONS EXCEPT SHARE DATA)

                                                                                    JUNE 30,     DECEMBER 31,
                                                                                      1997         1996
                                                                                  -----------    ------------
                                                                                  (UNAUDITED)
ASSETS
Investments:
  Fixed maturities, available for sale, at fair value (amortized cost $13,797
    and $13,579)................................................................  $   13,844     $   13,624
  Equity securities, available for sale, at fair value..........................         137            119
  Mortgage loans, at outstanding balance........................................          --              2
  Policy loans, at outstanding balance..........................................       3,754          3,836
  Other investments, at cost....................................................          50             54
                                                                                  ----------     ----------
  Total investments.............................................................      17,785         17,635

Cash............................................................................          77             43
Premiums and amounts receivable.................................................          58            137
Reinsurance recoverable.........................................................       6,362          6,259
Accrued investment income.......................................................         359            407
Deferred policy acquisition costs...............................................       2,989          2,760
Deferred income tax.............................................................         466            474
Other assets....................................................................         308            357
Separate account assets.........................................................      58,970         49,690
                                                                                  ----------     ----------
  Total assets..................................................................  $   87,374     $   77,762
                                                                                  ----------     ----------
                                                                                  ----------     ----------
Liabilities and Stockholders' Equity
Future policy benefits..........................................................  $    2,889     $    2,474
Other policyholder funds........................................................      21,279         22,134
Other liabilities...............................................................       2,204          1,572
Separate account liabilities....................................................      58,970         49,690
                                                                                  ----------     ----------
  Total liabilities.............................................................      85,342         75,870
                                                                                  ----------     ----------
Common stock--authorized 1,000 shares, $5,690 par value, issued and outstanding
  1,000 shares..................................................................           6              6
Additional paid-in capital......................................................       1,045          1,045
Unrealized gain on investments, net of tax......................................          33             30
Retained earnings...............................................................         948            811
                                                                                  ----------     ----------
  Total stockholders' equity....................................................       2,032          1,892
                                                                                  ----------     ----------
    Total liabilities and stockholders' equity..................................  $   87,374     $   77,762
                                                                                  ----------     ----------
                                                                                  ----------     ----------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

                                 (IN MILLIONS)

                                                                                                      SIX MONTHS
                                                                                                    ENDED JUNE 30,
                                                                                                 --------------------
                                                                                                   1997       1996
                                                                                                 ---------  ---------
                                                                                                      (UNAUDITED)
Operating Activities:
Net income.....................................................................................  $     137  $      86
Adjustments to net income:
  Net realized capital (gains) losses on sale of investments...................................         (4)         1
  Net increase in deferred policy acquisition costs............................................       (229)      (300)
  Net amortization of premium on fixed maturities..............................................          0          7
  Decrease (increase) in deferred income tax benefit...........................................          9        (88)
  Decrease in premiums and amounts receivable..................................................         92         20
  Decrease in other assets.....................................................................         50         26
  Increase in reinsurance recoverable..........................................................       (251)      (264)
  Increase in liability for future policy benefits.............................................        415        304
  Increase in other liabilities................................................................        146        150
  Decrease (increase) in accrued investment income.............................................         48         (5)
                                                                                                 ---------  ---------
Cash provided by (used for) operating activities...............................................        413        (63)
                                                                                                 ---------  ---------
Investing Activities:
Purchases of fixed maturities investments......................................................     (3,801)    (2,717)
Sales of fixed maturities investments..........................................................      2,274      1,348
Maturities and principal paydowns of fixed maturities investments..............................      1,343      1,469
Net sales (purchases) of other investments.....................................................        110       (120)
Net sales of short-term investments............................................................        138        232
                                                                                                 ---------  ---------
Cash provided by investing activities..........................................................         64        212
                                                                                                 ---------  ---------
Financing Activities:
Net disbursements for investment and universal life-type contracts charged from policyholder
  accounts.....................................................................................       (443)      (187)
Capital Contribution...........................................................................         --         38
                                                                                                 ---------  ---------
Cash used for financing activities.............................................................       (443)      (149)
                                                                                                 ---------  ---------
Net increase in cash...........................................................................         34          0
Cash at beginning of period....................................................................         43         46
                                                                                                 ---------  ---------
Cash at end of period..........................................................................  $      77  $      46
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------

                 Item 2. MANAGEMENT'S NARRATIVE ANALYSIS OF
                         RESULTS OF OPERATIONS
                            (in millions)

             Quarter and Six Months Ended June 30, 1997 and 1996

SEGMENT RESULTS


                                                                                                  SIX
                                                                               QUARTER          MONTHS
                                                                                ENDED            ENDED
                                                                               JUNE 30,         JUNE 30,
                                                                            -------------   ---------------
                                                                          1997      1996     1997      1996
                                                                          ----      ----     ----      ----
Annuity...........................................................     $    49    $   37   $    92     $ 70
Individual Life Insurance.........................................          12        10        23       19
Employee Benefits.................................................           9         6        15       14
Guaranteed Investment Contracts...................................          --       (15)       --      (30)
Corporate Operation...............................................           4         5         7       13
                                                                           ---       ---   -------     ----
Net Income........................................................     $    74    $   43   $   137     $ 86
                                                                           ---       ---   -------     ----
                                                                           ---       ---   -------     ----


    Net income increased $31, or 72%, and $51, or 59%, for the second quarter and six months ended June 30, 1997, respectively, over prior year. This increase is reflective of continued, solid growth in both the Annuity and Individual Life Insurance segments. Net income in the Annuity segment increased due to higher fee income on growing account values as well as strong new business sales. Net income in the Individual Life Insurance segment increased due to cost of insurance charges and other fee income on a growing block of life insurance in-force, as well as favorable mortality results. Guaranteed Investment Contracts reported no net income in the second quarter of 1997 consistent with management's expectations that net income subsequent to 1996 will be immaterial.

ANNUITY

                                                                                       QUARTER ENDED        SIX MONTHS ENDED
                                                                                          JUNE 30,              JUNE 30,
                                                                                    --------------------  --------------------
                                                                                      1997       1996       1997       1996
                                                                                    ---------  ---------  ---------  ---------
Revenues..........................................................................  $     308  $     232  $     588  $     466
Expenses..........................................................................        259        195        496        396
                                                                                    ---------  ---------  ---------  ---------
Net Income........................................................................  $      49  $      37  $      92  $      70
                                                                                    ---------  ---------  ---------  ---------
                                                                                    ---------  ---------  ---------  ---------

    Revenues, which are primarily comprised of investment income and management and maintenance fees, grew $76, or 33%, to $308 in the second quarter of 1997 and $122, or 26%, to $588 for the six months ended June 30, 1997. This growth resulted from an increase in the average account value, primarily driven by individual variable annuities, of $14.2 billion, or 35%, to $55.2 billion as of June 30, 1997 from $41.0 billion as of June 30, 1996. This is a result of approximately $10 billion in new sales of individual annuities over the last twelve months and market appreciation. Additionally, new individual annuity sales were approximately $2.5 billion and $5.1 billion for the second quarter and six months ended June 30, 1997, respectively, similar to sales of $2.7 billion and $4.9 billion, respectively, for the same periods of 1996. Growth in the assets under management by this segment also resulted in increased expenses related to other insurance expenses, amortization of deferred policy acquisition costs and taxes. Expenses increased $64, or 33%, to $259 in the second quarter of 1997 and $100, or 25%, to $496 for the six months ended June 30, 1997. Net income increased $12, or 32%, to $49 in the second quarter of 1997 and $22, or 31%, to $92 for the six months ended June 30, 1997.

INDIVIDUAL LIFE INSURANCE

                                                                                       QUARTER ENDED        SIX MONTHS ENDED
                                                                                          JUNE 30,              JUNE 30,
                                                                                    --------------------  --------------------
                                                                                      1997       1996       1997       1996
                                                                                    ---------  ---------  ---------  ---------
Revenues..........................................................................  $     125  $     101  $     236  $     216
Expenses..........................................................................        113         91        213        197
                                                                                    ---------  ---------  ---------  ---------
Net Income........................................................................  $      12  $      10  $      23  $      19
                                                                                    ---------  ---------  ---------  ---------
                                                                                    ---------  ---------  ---------  ---------

    Revenues increased $24, or 24%, to $125 in the second quarter of 1997 and $20, or 9%, to $236 for the six months ended June 30, 1997. In the first quarter of 1996, a block of business was assumed from Investors Equity which increased revenues by $9. Excluding this transaction, year to date revenues increased $29, or 14% over prior year. This growth was driven by increased cost of insurance charges and other fee income earned on this growing block of business. Life insurance in-force grew approximately $3.3 billion, or 6%, as of June 30, 1997 over the prior period, primarily due to sales of variable life products. Expenses in this segment increased $22, or 24%, to $113 and $16, or 8%, in the second quarter of 1997 and for the six months ended June 30, 1997, respectively, over the same period last year, consistent with a growing block of business. As a result, net income increased $2, or 20%, to $12 in the second quarter of 1997 and $4, or 21%, to $23 for the six months ended June 30, 1997.

EMPLOYEE BENEFITS

                                                                                       QUARTER ENDED        SIX MONTHS ENDED
                                                                                          JUNE 30,              JUNE 30,
                                                                                    --------------------  --------------------
                                                                                      1997       1996       1997       1996
                                                                                    ---------  ---------  ---------  ---------
Revenues..........................................................................  $     142  $     210  $     321  $     753
Expenses..........................................................................        133        204        306        739
                                                                                    ---------  ---------  ---------  ---------
Net Income........................................................................  $       9  $       6  $      15  $      14
                                                                                    ---------  ---------  ---------  ---------
                                                                                    ---------  ---------  ---------  ---------

    Revenues declined $68, or 32%, to $142 in the second quarter of 1997 and $432, or 57%, for the six months ended June 30, 1997 over the same period last year. This decline is mainly related to the passage of the Health Insurance Portability and Accountability Act of 1996, which effectively eliminated all future sales of leveraged COLI. Expenses declined $71, or 35%, in the second quarter of 1997 and $433, or 59%, for the six months ended June 30, 1997, over the same period last year. Significant declines in benefits, claims and claim adjustment expenses and policyholder dividends are the result of the decline of the block of COLI business. As a result, net income increased $3, or 50%, in the second quarter of 1997 and $1, or 7%, for the six months ended June 30, 1997.

GUARANTEED INVESTMENT CONTRACTS

                                                                                          QUARTER ENDED         SIX MONTHS ENDED
                                                                                             JUNE 30,               JUNE 30,
                                                                                      ----------------------  --------------------
                                                                                         1997        1996       1997       1996
                                                                                      ----------   ---------  ---------  ---------
Revenues............................................................................  $       62   $      67  $     134  $     140
Expenses............................................................................          62          82        134        170
                                                                                      ----------   ---------  ---------  ---------
Net Income..........................................................................  $       --   $     (15) $      --  $     (30)
                                                                                      ----------   ---------  ---------  ---------
                                                                                      ----------   ---------  ---------  ---------


    This segment had no net income for the three and six months ended June 30, 1997, as compared to losses of $15 and $30 for the same periods last year. These results are consistent with management's expectations that net income (loss) from Closed Book GRC in the years subsequent to 1996 will be immaterial based on the

Company's current projections for the performance of the assets and liabilities associated with Closed Book GRC due to actions taken in the third quarter of 1996.

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        NOTES TO FINANCIAL STATEMENTS

HARTFORD LIFE INC. INITIAL PUBLIC OFFERING

    On February 10, 1997, HLI, an indirect parent of the Company, filed a registration statement with the Securities and Exchange Commission, as amended, relating to an Initial Public Offering ("IPO") of up to 20% of HLI's Class A common stock. Pursuant to the IPO on May 22, 1997, HLI sold to the public 26 million shares at $28.25 per share and received net proceeds of $687. Of the proceeds, $527 was used to retire debt related to HLI's promissory notes outstanding and the line of credit discussed in the note below with the remaining $160 contributed to HLI's insurance subsidiaries to be used for working capital and other general corporate purposes.

    The 26 million shares sold from the IPO represent approximately 18.6% of the equity ownership in HLI and approximately 4.4% of the combined voting power of HLI's Class A and Class B Common Stock. The Hartford Financial Services Group, Inc. ("The Hartford"), an indirect parent of HLI, owns all of the 114 million outstanding shares of Class B Common Stock of HLI, representing 81.4% of the equity ownership in HLI and approximately 95.6% of the combined voting power of HLI's Class A and Class B Common Stock. Holders of Class A Common Stock generally have identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of the HLI stockholders.

HARTFORD LIFE INC. DEBT OFFERING

    On February 7, 1997, HLI declared a dividend of $1,184 payable to its direct parent, Hartford Accident and Indemnity Company ("HA&I"). As a result, HLI borrowed $1,084 on February 18, 1997, pursuant to a $1,300 line of credit, with interest payable at the two-month Eurodollar rate plus 15 basis points, which, together with a promissory note in the amount of $100, was paid as a dividend to HA&I on February 20, 1997. Of the $1,184 dividend, $893 constituted a repayment of the portion of HLI's third party indebtedness internally allocated, for financial reporting purposes, to HLI's insurance subsidiaries (the "Allocated Advances"). In addition, on April 4, 1997, HLI declared and paid a dividend of $25 to its parent in the form of a promissory note. Subsequently, $12 of this note was forgiven in the form of a capital contribution from HA&I.

    On February 14, 1997, HLI filed a shelf registration statement for the issuance and sale of up to $1.0 billion in the aggregate of senior debt securities, subordinated debt securities and preferred stock. On June 17, 1997, HLI issued $650 of unsecured redeemable long-term debt in the form of notes and debentures. Of this amount, $200 was in the form of 6.90% notes due June 15, 2004, $200 of 7.10% notes due June 15, 2007, and $250 of 7.65% debentures due June 15, 2027. Interest on each of the notes and debentures is payable semi-annually on June 15 and December 15, of each year, commencing December 15, 1997. HLI also issued $50 of short-term debt in the form of commercial paper. Of the proceeds from this issuance, $670 was used to retire the remaining balance on the $1,300 line of credit with the remainder being used for working capital and other general corporate purposes. Subsequently, HLI reduced the capacity of the line of credit from $1,300 to $250, which will be primarily used to support the commercial paper program.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Hartford Life Insurance Company and Subsidiaries:



We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company (a Connecticut corporation and wholly-owned subsidiary of Hartford Life and Accident Insurance Company) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1996. These consolidated financial statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these consolidated financial statements and schedules based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.



As discussed in Note 2 of Notes to Consolidated Financial Statements, Hartford Life Insurance Company adopted a new accounting standard promulgated by the Financial Accounting Standards Board, changing its method of accounting, as of January 1, 1994, for debt and equity securities.



Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for purposes of complying with the Securities and Exchange Commission's rules and are not a required part of the basic consolidated financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.



                                         ARTHUR ANDERSEN LLP



Hartford, Connecticut
February 10, 1997

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                       CONSOLIDATED STATEMENTS OF INCOME


                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1996     1995     1994
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,705   $1,487   $1,100
   Net investment income...........................    1,397    1,328    1,292
   Net realized capital (losses) gains.............     (213)     (11)       7
                                                      ------   ------   ------
     Total Revenues................................    2,889    2,804    2,399
                                                      ------   ------   ------
 Benefits, Claims and Expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,535    1,422    1,405
   Amortization of deferred policy acquisition
    costs..........................................      234      199      145
   Dividends to policyholders......................      635      675      419
   Other insurance expenses........................      427      317      227
                                                      ------   ------   ------
     Total Benefits, Claims and Expenses...........    2,831    2,613    2,196
                                                      ------   ------   ------
   Income before income tax expense................       58      191      203
   Income tax expense..............................       20       62       65
                                                      ------   ------   ------
 Net income........................................   $   38   $  129   $  138
                                                      ------   ------   ------
                                                      ------   ------   ------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                          CONSOLIDATED BALANCE SHEETS


                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1996      1995
                                                      -------   -------
                                                        (IN MILLIONS
                                                        EXCEPT SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost $13,579 and $14,440).....   $13,624   $14,400
   Equity securities, available for sale, at fair
    value..........................................       119        63
   Policy loans, at outstanding balance............     3,836     3,381
   Mortgage loans, at outstanding balance..........         2       265
   Other investments, at cost......................        54       156
                                                      -------   -------
     Total investments.............................    17,635    18,265
   Cash............................................        43        46
   Premiums and amounts receivable.................       137       165
   Accrued investment income.......................       407       394
   Reinsurance recoverable.........................     6,066     6,221
   Deferred policy acquisition costs...............     2,760     2,188
   Deferred income tax.............................       474       420
   Other assets....................................       357       234
   Separate account assets.........................    49,690    36,264
                                                      -------   -------
     Total assets..................................   $77,569   $64,197
                                                      -------   -------
                                                      -------   -------
 Liabilities
   Future policy benefits..........................   $ 2,281   $ 2,373
   Other policyholder funds........................    22,134    22,598
   Other liabilities...............................     1,572     1,233
   Separate account liabilities....................    49,690    36,264
                                                      -------   -------
     Total liabilities.............................    75,677    62,468
                                                      -------   -------
 Stockholder's Equity
   Common stock, $5,690 par value, 1,000 shares
    authorized, issued and outstanding.............         6         6
   Capital surplus.................................     1,045     1,007
   Net unrealized capital gain (loss) on
    investments, net of tax........................        30       (57)
   Retained earnings...............................       811       773
                                                      -------   -------
     Total stockholder's equity....................     1,892     1,729
                                                      -------   -------
   Total liabilities and stockholder's equity......   $77,569   $64,197
                                                      -------   -------
                                                      -------   -------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                       NET UNREALIZED
                                                                        CAPITAL GAIN
                                                                         (LOSS) ON                       TOTAL
                                            COMMON      CAPITAL         INVESTMENTS,     RETAINED    STOCKHOLDER'S
                                            STOCK       SURPLUS          NET OF TAX      EARNINGS       EQUITY
                                            ------   --------------    --------------    --------    -------------
                                                                        (IN MILLIONS)
 Balance, December 31, 1993..............     $6         $  676            $  (5)          $516         $1,193
   Net income............................     --             --               --            138            138
   Dividends declared on common stock....     --             --               --            (10)           (10)
   Capital contribution..................     --            150               --             --            150
   Change in net unrealized capital loss
    on investments, net of tax(1)........     --             --             (649)            --           (649)
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1994..............      6            826             (654)           644            822
   Net income............................     --             --               --            129            129
   Capital contribution..................     --            181               --             --            181
   Change in net unrealized capital gain
    on investments, net of tax...........     --             --              597             --            597
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1995..............      6          1,007              (57)           773          1,729
   Net income............................     --             --               --             38             38
   Capital contribution..................     --             38               --             --             38
   Change in net unrealized capital gain
    on investments, net of tax...........     --             --               87             --             87
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1996..............     $6         $1,045            $  30           $811         $1,892
                                              --
                                              --
                                                         ------           ------         --------       ------
                                                         ------           ------         --------       ------


------------------------

(1) The 1994 change in net unrealized capital loss on investments, net of tax, includes a gain of $91 due to the adoption of SFAS No. 115 as discussed in
    Note 2(b) of Notes to Consolidated Financial Statements.



The accompanying notes to consolidated financial statements are an integral part of the above statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                     CONSOLIDATED STATEMENTS OF CASH FLOWS


                                            FOR THE YEARS ENDED DECEMBER 31,
                                            --------------------------------
                                              1996        1995        1994
                                            --------    --------    --------
                                                     (IN MILLIONS)
 Operating Activities
   Net income............................   $     38    $    129    $    138
   Adjustments to net income:
   Net realized capital losses (gains) on
    sale of investments..................        213          11          (7)
   Net amortization of premium on fixed
    maturities...........................         14          21          41
   Increase in deferred income taxes.....       (102)       (172)       (128)
   Increase in deferred policy
    acquisition costs....................       (572)       (379)       (441)
   Decrease (increase) in premiums and
    amounts receivable...................         10         (81)         10
   Increase in accrued investment
    income...............................        (13)        (16)       (106)
   (Increase) decrease in other assets...       (132)       (177)        101
   Decrease (increase) in reinsurance
    recoverable..........................        179         (35)         75
   (Decrease) increase in liability for
    future policy benefits...............        (92)        483         224
   Increase in other liabilities.........        477         281         191
                                            --------    --------    --------
     Cash provided by operating
      activities.........................         20          65          98
                                            --------    --------    --------
 Investing Activities
   Purchases of fixed maturity
    investments..........................     (5,747)     (6,228)     (9,127)
   Sales of fixed maturity investments...      3,459       4,845       5,713
   Maturities and principal paydowns of
    fixed maturity investments...........      2,693       1,741       1,931
   Net purchase of other investments.....       (107)       (871)     (1,338)
   Net sales (purchases) of short-term
    investments..........................         84         (24)        135
                                            --------    --------    --------
     Cash provided by (used for)
      investing activities...............        382        (537)     (2,686)
                                            --------    --------    --------
 Financing Activities
   Capital contribution..................         38          --         150
   Dividends paid........................         --          --         (10)
   Net (disbursements for) receipts from
    investment and universal life-type
    contracts (charged from) credited to
    policyholder accounts................       (443)        498       2,467
                                            --------    --------    --------
     Cash (used for) provided by
      financing activities...............       (405)        498       2,607
                                            --------    --------    --------
   Net (decrease) increase in cash.......         (3)         26          19
   Cash--beginning of year...............         46          20           1
                                            --------    --------    --------
 Cash--end of year.......................   $     43    $     46    $     20
                                            --------    --------    --------
                                            --------    --------    --------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                                 (IN MILLIONS)


---------------------------------------------------

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS


    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"), a direct subsidiary of Hartford Accident and Indemnity Company, an indirect subsidiary of ITT Hartford Group, Inc. ("The Hartford"). Hartford Life was formed on December 13, 1996 and capitalized on December 16, 1996 with the contribution of all the outstanding common stock of HLA. On February 10, 1997, The Hartford, the ultimate parent of Hartford Life, announced its intention to sell up to 20% of Hartford Life during the second quarter of 1997. Management believes that this transaction will not have a material impact on the operations of the Company (See Note 11).



    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation)("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date (the transactions relating to such distribution are referred to herein as the "ITT Spin-off"). As a result of the ITT Spin-off, The Hartford became an independent, publicly traded company.



    The Company is a leading insurance and financial services company which provides: (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as corporate owned life insurance.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES


(A) BASIS OF PRESENTATION



    These financial statements present the financial position, results of operations and cash flows of the Company, and all material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated. The consolidated financial statements are prepared on a basis of generally accepted accounting principles which differ materially from the statutory accounting prescribed by various insurance regulatory authorities.



    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(B) CHANGES IN ACCOUNTING PRINCIPLES



    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This Issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.



    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.



    In October 1995, the FASB issued SFAS No. 123, "Accounting for Stock-Based Compensation", which is effective in 1996. As permitted by SFAS No. 123, the Company continues to measure compensation costs of employee stock option plans (relating to options on common stock of The Hartford) using the intrinsic value method prescribed by Accounting Principles Board Opinion No. 25. As of February 10, 1997, the Company had not adopted an employee stock compensation plan. Certain officers of the Company participate in The Hartford's stock option plan.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Compensation costs allocated by The Hartford to the Company, as well as pro forma compensation costs as determined under SFAS No. 123, were immaterial to the results of operations for 1996 and 1995.



    Effective January 1, 1994, the Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". The new standard requires, among other things, that securities be classified as "held-to-maturity", "available-for-sale" or "trading" based on the Company's intentions with respect to the ultimate disposition of the security and its ability to effect those intentions. The classification determines the appropriate accounting carrying value (cost basis or fair value) and, in the case of fair value, whether the fair value difference from cost, net of tax, impacts stockholder's equity directly or is reflected in the Consolidated Statements of Income. Investments in equity securities had previously been and continue to be recorded at fair value with the corresponding after-tax impact included in stockholder's equity. Under SFAS No. 115, the Company's fixed maturity investments are classified as "available-for-sale" and, accordingly, these investments are reflected at fair value with the corresponding impact included as a component of stockholder's equity designated as "Net unrealized capital gain (loss) on investments, net of tax." As with the underlying investment security, unrealized capital gains and losses on derivative financial instruments are considered in determining the fair value of the portfolios. The impact of adoption was an increase to stockholder's equity of $91 million. The Company's cash flows were not impacted by this change in accounting principle.



(C) REVENUE RECOGNITION



    Revenues for universal life policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.



(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS



    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.



(E) DEFERRED POLICY ACQUISITION COSTS



    Policy acquisition costs, including commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are reestimated and readjusted by a cumulative charge or credit to income.



(F) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES



    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.



(G) FOREIGN CURRENCY TRANSLATION



    Foreign currency translation gains and losses are reflected in stockholder's equity. Balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of international operations are generally their functional currencies.



(H) INVESTMENTS



    The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper which are classified as "available-for-sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated as "Net unrealized capital gain (loss) on investments, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Policy and mortgage loans are each carried at their outstanding balance which approximates fair value. Investments in partnerships and trusts are carried at cost. Net realized capital gains (losses), after deducting the policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.



    The Company's accounting policy for impairment recognition requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, the Company has established specific criteria to be used in the

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


impairment evaluation of an individual portfolio of assets. Specifically, if the asset portfolio is supporting a runoff operation, is forced to be liquidated prior to maturity to meet liability commitments, and has fair value below amortized cost, which will not materially fluctuate as a result of future interest rate changes, then an other than temporary impairment condition has been determined to have occurred. Each individual security within that portfolio is evaluated to determine whether or not it is impaired. Once an impairment charge has been recorded, the Company then continues to review the individual impaired securities for appropriate valuation on an ongoing basis.



    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's closed block of guaranteed rate contracts ("Closed Book GRC") were impaired. With the initiation of certain hedge transactions, which eliminated the possibility that the fair value of the Closed Book GRC investments would recover to their current amortized cost, an other than temporary impairment loss of $88 after tax was determined to have occurred and was recorded.



(I) DERIVATIVE FINANCIAL INSTRUMENTS



    The Company uses a variety of derivative financial instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on anticipated investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. The Company's accounting for derivative financial instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts," SFAS No. 52, "Foreign Currency Translation", American Institute of Certified Public Accountants Statement of Position 86-2, "Accounting for Options", and various EITF pronouncements. Written options are, in all cases, used in conjunction with other assets and derivatives as part of the Company's asset/liability management strategies. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivatives used to hedge fixed maturities or equities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivatives used to hedge other invested assets or liabilities are carried at cost.



    Derivatives must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivatives used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Interest rate swaps are the primary type of derivatives used to convert London interbank offered quotations for U.S. dollar deposits ("LIBOR") based variable rate instruments to fixed rate instruments. Synthetic instrument accounting, consistent with industry practice, provides that the synthetic asset is accounted for like the financial instrument it is intended to replicate. Derivatives which fail to meet risk management criteria are marked to market with the impact reflected in the Consolidated Statements of Income.



    Gains or losses on financial futures contracts entered into in anticipation of the future receipt of product cash flows are deferred and, at the time of the ultimate purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the futures contracts are closed, except for futures used in duration hedging which are deferred and are adjusted into the cost basis on a quarterly basis. The adjustments to the cost basis are amortized into investment income over the remaining asset life.



    Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are recorded at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.



    The cost of purchased options and/or premiums received on covered written options, entered into as part of an asset/liability management strategy, is/are adjusted into the cost basis of the underlying asset or liability and amortized over the remaining life of the hedge. Gains or losses on expiration or termination of the hedge are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life. The Company had no written options as of December 31, 1996 and 1995.



    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (an "anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized gain or loss.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Premiums paid on purchased floor or cap agreements and the premium received on issued floor or cap agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.


    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52.



(J) RELATED PARTY TRANSACTIONS


    Transactions of the Company with HLA and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees and payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by Hartford Fire Insurance Company, an indirect subsidiary of The Hartford ("Hartford Fire"). Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on the type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by Hartford Fire were $40, $45 and $41 in 1996, 1995 and 1994, respectively. Management of the Company believes that the methods used are reasonable. In addition, the Company was charged its share of costs allocated to The Hartford by ITT prior to the ITT Spin-off, which were immaterial in 1995 and 1994. The Company had a receivable from The Hartford of $1 and a payable to The Hartford of $2 at December 31, 1996 and 1995, respectively.



    In 1996, the Company ceded approximately $33.3 billion of group life insurance in force and $318 million of disability premium to HLA and assumed $8.5 billion of individual life insurance in force from HLA.


    On June 30, 1995, the ownership of ITT Lyndon Insurance Company was transferred to the Company via a capital contribution of $181 million, representing the net assets of the company. Also, in 1996, the Company received a capital contribution of $37.5 million from its parent HLA.


(K) DIVIDENDS TO POLICYHOLDERS



    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 44%, 41%, and 43% in 1996, 1995, and 1994, respectively, of total life insurance in force.



---------------------------------------------------

 3. INVESTMENTS


(A) COMPONENTS OF NET INVESTMENT INCOME



                                     YEAR ENDED DECEMBER 31,
                                 -------------------------------
                                   1996       1995       1994
                                 ---------  ---------  ---------
Interest income................  $   1,452  $   1,338  $   1,247
(Losses) income from other
 investments...................        (42)         1         54
                                 ---------  ---------  ---------
Gross investment income........      1,410      1,339      1,301
Less: Investment expenses......         13         11          9
                                 ---------  ---------  ---------
Net investment income..........  $   1,397  $   1,328  $   1,292
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------



(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)



                                     YEAR ENDED DECEMBER 31,
                                 -------------------------------
                                   1996       1995       1994
                                 ---------  ---------  ---------
Fixed maturities...............  $    (201) $      23  $     (34)
Equity securities..............          2         (6)       (11)
Real estate and other..........         (4)       (25)        47
Less: (Increase) decrease in
 liability to policyholders for
 realized capital gains
 (losses)......................        (10)        (3)         5
                                 ---------  ---------  ---------
Net realized capital (losses)
 gains.........................  $    (213) $     (11) $       7
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------



(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES



                                         YEAR ENDED DECEMBER 31,
                                   -----------------------------------
                                      1996         1995        1994
                                      -----        -----     ---------
Gross unrealized gains...........   $      13    $       4   $       2
Gross unrealized losses..........          (1)          (2)        (11)
                                          ---          ---   ---------
Net unrealized capital gains
 (losses)........................          12            2          (9)
Deferred income tax liability
 (asset).........................           4            1          (3)
                                          ---          ---   ---------
Net unrealized capital gains
 (losses), after tax.............           8            1          (6)
Balance beginning of year........           1           (6)         (5)
                                          ---          ---   ---------
Change in net unrealized capital
 gains (losses) on investments...   $       7    $       7   $      (1)
                                          ---          ---   ---------
                                          ---          ---   ---------

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES


                                                                                                             YEAR ENDED DECEMBER
                                                                                                                     31,
                                                                                                             --------------------
                                                                                                               1996       1995
                                                                                                             ---------  ---------
Gross unrealized gains.....................................................................................  $     386  $     529
Gross unrealized losses....................................................................................       (341)      (569)
Unrealized (gains) losses credited to policyholders........................................................        (11)       (52)
                                                                                                             ---------  ---------
Net unrealized capital gains (losses)......................................................................         34        (92)
Deferred income tax liability (asset)......................................................................         12        (34)
                                                                                                             ---------  ---------
Net unrealized capital gains (losses), after tax...........................................................         22        (58)
Balance beginning of year..................................................................................        (58)      (648)
                                                                                                             ---------  ---------
Change in net unrealized capital gains (losses) on investments.............................................  $      80  $     590
                                                                                                             ---------  ---------
                                                                                                             ---------  ---------


                                                                                                               1994
                                                                                                             ---------
Gross unrealized gains.....................................................................................  $     150
Gross unrealized losses....................................................................................     (1,185)
Unrealized (gains) losses credited to policyholders........................................................         37
                                                                                                             ---------
Net unrealized capital gains (losses)......................................................................       (998)
Deferred income tax liability (asset)......................................................................       (350)
                                                                                                             ---------
Net unrealized capital gains (losses), after tax...........................................................       (648)
Balance beginning of year..................................................................................        161
                                                                                                             ---------
Change in net unrealized capital gains (losses) on investments.............................................  $    (809)
                                                                                                             ---------
                                                                                                             ---------



(E) COMPONENTS OF FIXED MATURITIES INVESTMENTS


                                                                                                     AS OF DECEMBER 31, 1996
                                                                                                ---------------------------------
                                                                                                               GROSS UNREALIZED
                                                                                                 AMORTIZED   --------------------
                                                                                                   COST        GAINS     LOSSES
                                                                                                -----------  ---------  ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............   $     166   $      12  $      (3)
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................       1,970         161       (128)
States, municipalities and political subdivisions.............................................         373           6        (11)
International governments.....................................................................         281          12         (4)
Public utilities..............................................................................         877          12         (8)
All other corporate including international...................................................       4,656         120       (107)
All other corporate--asset-backed.............................................................       3,601          49        (59)
Short-term investments........................................................................       1,655          14        (21)
                                                                                                -----------  ---------  ---------
    Total fixed maturities....................................................................   $  13,579   $     386  $    (341)
                                                                                                -----------  ---------  ---------
                                                                                                -----------  ---------  ---------


                                                                                                     AS OF DECEMBER 31, 1995
                                                                                                ---------------------------------
                                                                                                               GROSS UNREALIZED
                                                                                                 AMORTIZED   --------------------
                                                                                                   COST        GAINS     LOSSES
                                                                                                -----------  ---------  ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............   $     502   $       4  $      (9)
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................       3,568         210       (387)
States, municipalities and political subdivisions.............................................         201           4         (3)
International governments.....................................................................         291          19         (4)
Public utilities..............................................................................         949          29         (2)
All other corporate including international...................................................       3,065          76        (55)
All other corporate--asset-backed.............................................................       5,056         187       (109)
Short-term investments........................................................................         808          --         --
                                                                                                -----------  ---------  ---------
    Total fixed maturities....................................................................   $  14,440   $     529  $    (569)
                                                                                                -----------  ---------  ---------
                                                                                                -----------  ---------  ---------


                                                                                                  FAIR
                                                                                                  VALUE
                                                                                                ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............  $     175
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................      2,003
States, municipalities and political subdivisions.............................................        368
International governments.....................................................................        289
Public utilities..............................................................................        881
All other corporate including international...................................................      4,669
All other corporate--asset-backed.............................................................      3,591
Short-term investments........................................................................      1,648
                                                                                                ---------
    Total fixed maturities....................................................................  $  13,624
                                                                                                ---------
                                                                                                ---------

                                                                                                  FAIR
                                                                                                  VALUE
                                                                                                ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............  $     497
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................      3,391
States, municipalities and political subdivisions.............................................        202
International governments.....................................................................        306
Public utilities..............................................................................        976
All other corporate including international...................................................      3,086
All other corporate--asset-backed.............................................................      5,134
Short-term investments........................................................................        808
                                                                                                ---------
    Total fixed maturities....................................................................  $  14,400
                                                                                                ---------
                                                                                                ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    The amortized cost and fair value of fixed maturities at December 31, 1996, by maturity, are shown below. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of such securities. These estimates are developed using prepayment speeds reported in broker consensus data and can be expected to vary from actual experience. Expected maturities differ from contractual maturities due to call or prepayment provisions.



         MATURITY           AMORTIZED COST  FAIR VALUE
--------------------------  --------------  -----------
One year or less..........    $    2,632     $   2,642
Over one year through five
 years....................         5,871         5,928
Over five years through
 ten years................         3,320         3,311
Over ten years............         1,756         1,743
                                 -------    -----------
    Total.................    $   13,579     $  13,624
                                 -------    -----------
                                 -------    -----------



    Sales of fixed maturities excluding short-term fixed maturities for the years ended December 31, 1996, 1995 and 1994 resulted in proceeds of $3,459, $4,848 and $5,708, respectively, resulting in gross realized capital gains of $87, $91 and $71, respectively, and gross realized capital losses (including investment writedowns) of $298, $72 and $100, respectively, not including policyholder gains and losses. Sales of equity securities for the years ended December 31, 1996, 1995 and 1994 resulted in proceeds of $74, $64 and $159, respectively, resulting in gross realized capital gains of $2, $28 and $3, respectively, and gross realized capital losses of $0, $59 and $14, respectively, not including policyholder gains and losses.



(F) CONCENTRATION OF CREDIT RISK



    As of December 31, 1996, the Company had a reinsurance recoverable of $3.8 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $3.8 billion (including policy loans of $3.3 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. Excluding investments in U.S. government and agencies, the Company has no other significant concentrations of credit risk in fixed maturities.



(G) DERIVATIVE INVESTMENTS



    Derivatives play an important role in facilitating the management of interest rate risk, creating opportunities to fund product obligations hedging against indexation risks that affect the value of certain liabilities and adjusting broad investment risk characteristics when dictated by significant changes in market risks. As an end user of derivatives, the Company uses a variety of derivative financial instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options in order to hedge exposure to price, foreign currency and/or interest rate risk on anticipated investment purchases or existing assets and liabilities. The notional amounts of derivative contracts represent the basis upon which pay and receive amounts are calculated and are not reflective of credit risk for derivative contracts. Credit risk for derivative contracts is limited to the amounts calculated to be due to the Company on such contracts. The Company believes it maintains prudent policies regarding the financial stability and credit standing of its major counterparties and typically requires credit enhancement provisions to further limit its credit risk. Many of these derivative contracts are bilateral agreements that are not assignable without the consent of the relevant counterparty. Notional amounts pertaining to derivative financial instruments totaled $9.9 billion and $8.8 billion at December 31, 1996 and 1995, respectively ($7.4 billion and $7.1 billion related to life insurance investments and $2.5 billion and $1.7 billion related to life insurance liabilities at December 31, 1996 and 1995, respectively).

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    The following table summarizes the Company's derivatives, segregated by major categories, as of December 31, 1996 and 1995:


                                                                             AMOUNTS HEDGED (NOTIONAL AMOUNTS) (EXCLUDING
                                                                                          LIABILITY HEDGES)
                                                                          --------------------------------------------------
                                                                                                   PURCHASED
                                                                            TOTAL    ISSUED CAPS   OPTIONS,
                                                                          CARRYING        &         CAPS &
1996                                                                        VALUE     FLOORS(C)    FLOORS(D)    FUTURES(E)
------------------------------------------------------------------------  ---------  -----------  -----------  -------------
Asset-backed securities (excluding inverse floaters and anticipatory)...  $   5,242   $     500    $   2,454     $      --
Inverse floaters(a).....................................................        352          98          856            --
Anticipatory(g).........................................................         --          --           --           132
Other bonds and notes...................................................      7,369         425          440             5
Short-term investments..................................................        661          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total fixed maturities..............................................     13,624       1,023        3,750           137
Equity securities, policy loans and other investments...................      4,011          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total investments...................................................  $  17,635   $   1,023    $   3,750     $     137
                                                                          ---------  -----------  -----------        -----
                                                                          ---------  -----------  -----------        -----
    Total derivatives-fair value(b).....................................              $     (10)   $      35     $      --
                                                                                     -----------  -----------        -----
                                                                                     -----------  -----------        -----


                                                                             AMOUNTS HEDGED (NOTIONAL AMOUNTS) (EXCLUDING
                                                                                          LIABILITY HEDGES)
                                                                          --------------------------------------------------
                                                                                                   PURCHASED
                                                                            TOTAL    ISSUED CAPS   OPTIONS,
                                                                          CARRYING        &         CAPS &
1995                                                                        VALUE     FLOORS(C)    FLOORS(D)    FUTURES(E)
------------------------------------------------------------------------  ---------  -----------  -----------  -------------
Asset-backed securities (excluding inverse floaters and anticipatory)...  $   5,764   $     118    $   3,133     $     322
Inverse floaters(a).....................................................        711         560          354             6
Anticipatory(g).........................................................         --          --           --           213
Other bonds and notes...................................................      7,118          33           66           322
Short-term investments..................................................        807          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total fixed maturities..............................................     14,400         711        3,553           863
Equity securities, policy loans and other investments...................      3,865          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total investments...................................................  $  18,265   $     711    $   3,553     $     863
                                                                          ---------  -----------  -----------        -----
                                                                          ---------  -----------  -----------        -----
    Total derivatives-fair value(b).....................................              $     (32)   $      46     $      --
                                                                                     -----------  -----------        -----
                                                                                     -----------  -----------        -----


                                                                           INTEREST      FOREIGN       TOTAL
                                                                             RATE       CURRENCY     NOTIONAL
1996                                                                       SWAPS(H)     SWAPS(F)      AMOUNT
------------------------------------------------------------------------  -----------  -----------  -----------
Asset-backed securities (excluding inverse floaters and anticipatory)...   $     941    $      --    $   3,895
Inverse floaters(a).....................................................         346           --        1,300
Anticipatory(g).........................................................          --           --          132
Other bonds and notes...................................................       1,079          125        2,074
Short-term investments..................................................          --           --           --
                                                                          -----------       -----   -----------
    Total fixed maturities..............................................       2,366          125        7,401
Equity securities, policy loans and other investments...................          19           --           19
                                                                          -----------       -----   -----------
    Total investments...................................................   $   2,385    $     125    $   7,420
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------
    Total derivatives-fair value(b).....................................   $     (25)   $      (9)   $      (9)
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------

                                                                           INTEREST      FOREIGN       TOTAL
                                                                             RATE       CURRENCY     NOTIONAL
1995                                                                       SWAPS(H)     SWAPS(F)      AMOUNT
------------------------------------------------------------------------  -----------  -----------  -----------
Asset-backed securities (excluding inverse floaters and anticipatory)...   $     290    $      --    $   3,863
Inverse floaters(a).....................................................         681           --        1,601
Anticipatory(g).........................................................          25           --          238
Other bonds and notes...................................................         757          187        1,365
Short-term investments..................................................          --           --           --
                                                                          -----------       -----   -----------
    Total fixed maturities..............................................       1,753          187        7,067
Equity securities, policy loans and other investments...................          18           --           18
                                                                          -----------       -----   -----------
    Total investments...................................................   $   1,771    $     187    $   7,085
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------
    Total derivatives-fair value(b).....................................   $    (108)   $     (24)   $    (118)
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------


------------------------

(a) Inverse floaters are variations of collateralized mortgage obligations ("CMOs") for which the coupon rates move inversely with an index rate such as LIBOR. The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps and purchased caps and floors.


(b) The fair value of derivative instruments including swaps, caps, floors, futures, options and forward commitments, was determined using a pricing model which is validated through quarterly comparison to dealer quoted market prices, for 1996 and dealer quoted prices for 1995.


(c) The 1996 data includes issued caps of $433 with a weighted average strike rate of 8.21% (ranging from 7.0% to 9.5%) and over 93% maturing in 2000 through 2005. In addition, issued floors totaled $590, had a weighted average strike rate of 5.17% (ranging from 5.00% to 7.85%) with all of them maturing by the end of 2005. The 1995 data includes issued caps of $475 with a weighted average strike rate of 8.5% (ranging from 7.0% to 10.4%) and over 85% maturing in 2000 through 2004. In addition, issued floors totaled $236, had a weighted average strike rate of 8.1% (ranging from 5.3% to 10.9%) and mature through 2007, with 76% maturing by 2004.


(d) The 1996 data includes purchased floors of $2.4 billion and purchased caps of $1.3 billion. The floors had a weighted average strike rate of 5.84% (ranging from 3.70% to 7.85%) and over 87% mature in 1997 through 1999. The options mature in 1997. The caps had a weighted average strike rate of 7.59% (ranging from 4.40% to 10.125%) and over 76% mature in 1997 through 2001. The 1995 data includes purchased floors of $1.8 billion and purchased caps of $1.7 billion. The floors had a weighted average strike price of 5.8% (ranging from 3.7% to 6.8%) and over 85% mature in 1997 through 1999. The caps had a weighted average strike price of 7.5% (ranging from 4.5% and 10.1%) and over 82% mature in 1997 through 1999.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


(e) As of December 31, 1996 and 1995, over 39% and 95%, respectively, of the notional futures contracts, expire within one year.


(f) As of December 31, 1996 and 1995, over 42% and 25%, respectively, of the Company's foreign currency swaps, expire within one year; the balance mature over the succeeding 4 to 5 years.


(g) Deferred gains and losses on anticipatory transactions are included in the carrying value of bond investments in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1996, the Company had $1 million in net deferred gains for futures, interest rate swaps and purchased options. The Company expects to basis adjust $1 million of the deferred gains in 1997. At December 31, 1995, the Company had $5.3 million in net deferred gains for futures, interest rate swaps and purchased options.


(h) The following table summarizes the maturities by notional value of interest rate swaps outstanding at December 31, 1996 and 1995, and the related weighted average interest pay rate or receive rate. The variable rates represent spot rates (primarily 90 day LIBOR), as of December 31, 1996 and 1995. Such variable rates have been calculated assuming that the spot rates remain unchanged throughout the life of the interest rate swaps.


1996                                                             1997         1998         1999         2000         2001
------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $--         $50          $125          $35         $125
    Weighted Average Pay Rate                                         --          5.7 %        5.9 %        5.5 %        5.5%
    Weighted Average Receive Rate                                     --          3.2 %         --          6.5 %        6.4%
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $86          $25         $486          $74         $582
    Weighted Average Pay Rate                                        7.5 %         --          6.4 %        6.7 %        7.0%
    Weighted Average Receive Rate                                    5.6 %         --          5.6 %        5.7 %        6.2%
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $19          $15          $--         $200          $--
    Weighted Average Pay Rate                                        5.9 %        5.7 %         --          6.4 %         --
    Weighted Average Receive Rate                                    3.7 %        5.5 %         --          5.0 %         --
    Total Interest Rate Swaps                                       $105          $90         $611         $309         $707
    Total Weighted Average Pay Rate                                  7.2 %        5.7 %        6.3 %        6.4 %        6.7%
    Total Weighted Average Receive Rate                              5.2 %        3.8 %        4.3 %        5.4 %        6.3%


1995                                                             1996         1997         1998         1999         2000
------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                  $15           $50          $--         $453          $31
    Weighted Average Pay Rate                                        5.0 %        7.2 %         --          8.1 %        7.1%
    Weighted Average Receive Rate                                    5.8 %        5.9 %         --          5.8 %        5.7%
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                  $100          $68          $25          $25          $35
    Weighted Average Pay Rate                                        5.9 %        8.6 %        5.9 %         --          5.9%
    Weighted Average Receive Rate                                    2.4 %        7.9 %        4.0 %         --          6.5%
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $50          $18          $36          $12         $200
    Weighted Average Pay Rate                                        5.8 %         --          3.7 %        3.5 %        4.5%
    Weighted Average Receive Rate                                    5.4 %         --          5.6 %        5.2 %        6.8%
    Total Interest Rate Swaps                                       $165         $136          $61         $490         $266
    Total Weighted Average Pay Rate                                  5.8 %        7.8 %        4.6 %        7.6 %        5.0%
    Total Weighted Average Receive Rate                              3.6 %        7.2 %        4.9 %        5.4 %        6.6%

                                                                                            LATEST
1996                                                           THEREAFTER       TOTAL      MATURITY
------------------------------------------------------------  -------------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $170          $505         2003
    Weighted Average Pay Rate                                         5.7  %        5.7 %
    Weighted Average Receive Rate                                     6.9  %        4.7 %
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $349        $1,602         2007
    Weighted Average Pay Rate                                         6.9  %        6.8 %
    Weighted Average Receive Rate                                     5.9  %        5.9 %
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                    $44          $278         2003
    Weighted Average Pay Rate                                        12.9  %        7.4 %
    Weighted Average Receive Rate                                     6.4  %        5.2 %
    Total Interest Rate Swaps                                        $563        $2,385         2007
    Total Weighted Average Pay Rate                                   7.0  %        6.6 %
    Total Weighted Average Receive Rate                               6.3  %        5.5 %
                                                                                            LATEST
1995                                                           THEREAFTER       TOTAL      MATURITY
------------------------------------------------------------  -------------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $229          $778         2004
    Weighted Average Pay Rate                                         7.8  %        7.8 %
    Weighted Average Receive Rate                                     5.9  %        5.9 %
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $190          $443         2007
    Weighted Average Pay Rate                                         5.4  %        5.4 %
    Weighted Average Receive Rate                                     6.9  %        6.9 %
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $234          $550         2004
    Weighted Average Pay Rate                                        16.3  %        5.7 %
    Weighted Average Receive Rate                                     5.9  %        6.4 %
    Total Interest Rate Swaps                                        $653        $1,771         2007
    Total Weighted Average Pay Rate                                   7.3  %        6.9 %
    Total Weighted Average Receive Rate                               6.3  %        5.8 %



    In addition, interest rate sensitivity related to certain Company insurance liabilities was altered primarily through interest rate swap agreements. The notional amount of the liability agreements in which the Company generally pays one variable rate in exchange for another was $2.4 billion and $1.7 billion at December 31, 1996 and 1995, respectively. As of December 31, 1996, the weighted average pay rate was 5.6% and the weighted average receive rate was 6.5%. These agreements mature at various times through 2001.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    A reconciliation between notional amounts at December 31, 1995 and 1996 by derivative type and strategy is as follows:


                                                                                        BY DERIVATIVE TYPE
                                                                           ---------------------------------------------
                                                                               12/31/95                     MATURITIES/
                                                                            NOTIONAL AMOUNT    ADDITIONS   TERMINATIONS
                                                                           -----------------  -----------  -------------
Caps.....................................................................      $   2,184       $   1,286     $   1,715
Floors...................................................................          2,180           2,053         1,065
Options..................................................................             --              10            --
Swaps/Forwards...........................................................          3,566           3,989         2,694
Futures..................................................................            863           2,092         2,818
                                                                                  ------      -----------       ------
    Total................................................................      $   8,793       $   9,430     $   8,292
                                                                                  ------      -----------       ------
                                                                                  ------      -----------       ------


                                                                                            BY STRATEGY
                                                                           ---------------------------------------------
                                                                               12/31/95                     MATURITIES/
                                                                            NOTIONAL AMOUNT    ADDITIONS   TERMINATIONS
                                                                           -----------------  -----------  -------------
Liability................................................................      $   1,708       $   1,940     $   1,137
Anticipatory.............................................................            238             516           622
Asset....................................................................          2,984           1,265         2,137
Portfolio................................................................          3,863           5,709         4,396
                                                                                  ------      -----------       ------
    Total................................................................      $   8,793       $   9,430     $   8,292
                                                                                  ------      -----------       ------
                                                                                  ------      -----------       ------


                                                                               12/31/96
                                                                            NOTIONAL AMOUNT
                                                                           -----------------
Caps.....................................................................      $   1,755
Floors...................................................................          3,168
Options..................................................................             10
Swaps/Forwards...........................................................          4,861
Futures..................................................................            137
                                                                                  ------
    Total................................................................      $   9,931
                                                                                  ------
                                                                                  ------

                                                                               12/31/96
                                                                            NOTIONAL AMOUNT
                                                                           -----------------
Liability................................................................      $   2,511
Anticipatory.............................................................            132
Asset....................................................................          2,112
Portfolio................................................................          5,176
                                                                                  ------
    Total................................................................      $   9,931
                                                                                  ------
                                                                                  ------



(H) FAIR VALUE OF FINANCIAL INSTRUMENTS



                                                                                  AS OF DECEMBER 31,    AS OF DECEMBER 31,
                                                                                         1996                  1995
                                                                                 --------------------  --------------------
                                                                                 CARRYING     FAIR     CARRYING     FAIR
                                                                                  AMOUNT      VALUE     AMOUNT      VALUE
                                                                                 ---------  ---------  ---------  ---------
ASSETS
  Fixed maturities.............................................................  $  13,624  $  13,624  $  14,400  $  14,400
  Equity securities............................................................        119        119         63         63
  Policy loans.................................................................      3,836      3,836      3,381      3,381
  Mortgage loans...............................................................          2          2        265        265
  Investments in partnerships and trust........................................         48         48         94         97
  Other........................................................................          6         56         62         62
LIABILITIES
  Other policy benefits........................................................  $  11,707  $  11,469  $  12,727  $  12,767



    The following methods and assumptions were used to estimate the fair value of each class of financial instrument: fair value for fixed maturities and equity securities approximate those quotations published by applicable stock exchanges or received from other reliable sources; policy and mortgage loan carrying amounts approximate fair value; investments in partnerships and trusts are based on external market valuations from partnership and trust managements; fair value of derivative instruments, including swaps, caps, floors, futures, and forward commitments, is determined by using a pricing model which is validated through quarterly comparison to dealer quoted market prices; and other policy benefits payable for investment type contracts are determined by estimating future cash flows discounted at the year end market rate.



---------------------------------------------------

 4. INCOME TAX


    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member, including the Company, in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by Hartford Life for the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate federal, state and local income tax returns.



    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a consolidated federal income tax return. The Company will continue to remit to (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 35%, 32% and 32% in 1996, 1995 and 1994, respectively.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Income tax expense was as follows:



                                        FOR THE YEARS ENDED DECEMBER
                                                     31,
                                       -------------------------------
                                         1996       1995       1994
                                       ---------  ---------  ---------
 Current.............................  $     122  $     211  $     185
  Deferred...........................       (102)      (149)      (120)
                                       ---------  ---------  ---------
    Total............................  $      20  $      62  $      65
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------



    A reconciliation of the tax provision at the U.S. federal statutory rate to the provision for income taxes was as follows:



                                        FOR THE YEARS ENDED DECEMBER
                                                     31,
                                       -------------------------------
                                         1996       1995       1994
                                       ---------  ---------  ---------
 Tax provision at U.S. statutory
  rate...............................  $      20  $      67  $      71
  Tax-exempt income..................         --         (3)        (3)
  Foreign tax credit.................         --         (4)        (1)
  Other..............................         --          2         (2)
                                       ---------  ---------  ---------
    Total............................  $      20  $      62  $      65
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------



    Income taxes paid were $189, $162 and $244 in 1996, 1995 and 1994, respectively. The current tax refund due from The Hartford to the Company was $72 and $8 as of December 31, 1996 and 1995, respectively.



    Deferred tax assets (liabilities) included the following:



                                                       AS OF
                                                    DECEMBER 31,
                                                --------------------
                                                  1996       1995
                                                ---------  ---------
Tax return deferred acquisition costs.........  $     514  $     410
Financial statement deferred acquisition costs
 and reserves.................................       (242)       138
Employee benefits.............................          8          8
Unrealized (gain) loss on investments.........        (16)        32
Investments and other.........................        210       (168)
                                                ---------  ---------
    Total.....................................  $     474  $     420
                                                ---------  ---------
                                                ---------  ---------



    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In such circumstances, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1996 was $37.



---------------------------------------------------

 5. REINSURANCE


    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers.



    Life insurance net retained premiums were comprised of the following:



                                         YEAR ENDED DECEMBER 31,
                                     -------------------------------
                                       1996       1995       1994
                                     ---------  ---------  ---------
Gross premiums.....................  $   1,834  $   1,545  $   1,316
Insurance assumed..................        173        591        299
Insurance ceded....................       (302)      (649)      (515)
                                     ---------  ---------  ---------
    Total..........................  $   1,705  $   1,487  $   1,100
                                     ---------  ---------  ---------
                                     ---------  ---------  ---------



    Life reinsurance recoveries, which reduced death and other benefits, for the years ended December 31, 1996, 1995 and 1994 approximated $140, $220 and $164, respectively.



    In December 1994, the Company ceded to a third party $1.0 billion in individual fixed and variable annuities on a modified coinsurance basis. In December 1995, the Company ceded approximately $1.2 billion in individual variable annuities on a modified coinsurance basis to a third party. These transactions did not have a material impact on consolidated net income.



    In May 1994, the Company assumed the life insurance policies and the individual annuities of Pacific Standard with reserves and account values of approximately $434 million. The Company received cash and investment grade assets to support the life insurance and individual annuity contract obligations assumed.



---------------------------------------------------

 6.PENSION PLANS AND OTHER POSTRETIREMENT
   BENEFITS


    The Company's employees are included in Hartford Fire's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $2 and $2 in 1996, 1995 and 1994, respectively.



    The Company also provides, through Hartford Fire, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial for 1996, 1995 and 1994, respectively.



    The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 9.3% for 1996, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of the covered employees.



---------------------------------------------------

 7. BUSINESS SEGMENT INFORMATION


    The Company sells financial products such as fixed and variable annuities, retirement plan services, and life insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Investment Products, Individual Life Insurance and Employee Benefits. In addition, the Company also maintains a corporate operation and also classifies certain of its business as Runoff operations. The Investment Products segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, and interest-sensitive whole life policies. The Employee Benefits segment sells corporate owned life insurance. Through its corporate operation, the Company reports net investment income on assets representing surplus not assigned to any of its business segments and certain other revenues and expenses not specifically allocable to any of its business segments. The Company's Runoff operations are comprised of Closed Book GRC. With the exception of Closed Book GRC, net realized capital gains and losses are recognized in the period of realization but are allocated to the segments utilizing durations of the segment portfolios.


                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
REVENUES
  Investment Products...............  $   1,013  $     759  $     594
  Individual Life Insurance.........        440        383        375
  Employee Benefits.................      1,366      1,273        919
  Corporate Operations..............         81         52         30
  Runoff Operations.................        (11)       337        481
                                      ---------  ---------  ---------
    Total Revenues..................  $   2,889  $   2,804  $   2,399
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------


                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
INCOME BEFORE INCOME TAX EXPENSE
  Investment Products...............  $     230  $     172  $     127
  Individual Life Insurance.........         68         56         39
  Employee Benefits.................         43         37         27
  Corporate Operations..............         65         16          8
  Runoff Operations.................       (348)       (90)         2
                                      ---------  ---------  ---------
    Income Before Income Tax
     Expense........................  $      58  $     191  $     203
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
ASSETS
  Investment Products...............  $  53,743  $  40,624  $  29,115
  Individual Life Insurance.........      3,753      3,173      2,808
  Employee Benefits.................     14,515     13,494      7,847
  Corporate Operations..............      1,891      1,729        822
  Runoff Operations.................      3,667      5,177      7,257
                                      ---------  ---------  ---------
    Total Assets....................  $  77,569  $  64,197  $  47,849
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------



---------------------------------------------------

 8. STATUTORY NET INCOME AND SURPLUS


    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1997, without prior approval, is estimated to be $121 million. Statutory net income and surplus as of and for the years ended December 31 were:



                              1996       1995       1994
                            ---------  ---------  ---------
Statutory net income......  $     144  $     112  $      58
Statutory surplus.........  $   1,207  $   1,125  $     941



    The insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.



---------------------------------------------------

 9. SEPARATE ACCOUNTS


    The Company maintained separate account assets and liabilities totaling $49.7 billion and $36.3 billion at December 31, 1996 and 1995, respectively, which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $39.4 billion and $25.9 billion at December 31, 1996 and 1995, respectively, wherein the policyholder assumes the investment risk, and

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


guaranteed separate account assets totaling $10.3 billion at December 31, 1996 and 1995, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category are policy loans totaling $2.0 billion and $1.7 billion at December 31, 1996 and 1995, respectively. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees, net of minimum guarantees, were $538, $387 and $256 in 1996, 1995 and 1994, respectively.



    The guaranteed separate accounts include modified guaranteed individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.53% at December 31, 1996. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities at December 31, 1996. The portfolios are segregated from other investments and are managed so as to minimize liquidity and interest rate risk. To minimize the risk of disintermediation associated with early withdrawals, individual annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $0.1 billion in carrying value and $2.4 billion in notional amounts at December 31, 1996.



---------------------------------------------------

 10. COMMITMENTS AND CONTINGENCIES


    Under insurance guaranty fund laws existing in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $11, $10 and $8 in 1996, 1995 and 1994, respectively, of which $5, $6 and $4 were estimated to be creditable against premium taxes.



    The Company is a defendant in various lawsuits arising in the ordinary course of business. In the opinion of management, the resolution of these matters is not expected to have a material adverse effect on the Company's business, financial position, or results of operations.



    The rent paid to Hartford Fire for the space occupied by the Company was $3 in 1996, 1995, and 1994. The Company expects to pay annual rent of $7 in 1997, 1998, and 1999, respectively, $12 in 2000 and 2001, and $96 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized on a level basis over the term of the sublease and amounted to approximately $8 in 1996, 1995 and 1994.



---------------------------------------------------

 11. SUBSEQUENT EVENTS


    On February 10, 1997, Hartford Life filed a registration statement with the Securities and Exchange Commission relating to the U.S. and international offerings of shares of Class A common stock (the "Equity Offerings") representing up to 20% ownership of Hartford Life. After completion of the Equity Offerings, The Hartford would own all of the shares of Class B Common Stock (after reclassification of Hartford Life's common stock into Class B Common Stock prior to March 31, 1997). Hartford Life intends to use the estimated net proceeds of the Equity Offerings to make a capital contribution to its insurance subsidiaries, to reduce its third-party indebtedness and for other general corporate purposes.



    The Hartford has advised the Company that its current intent is to continue to beneficially own at least 80% of Hartford Life, but it is under no contractual obligation to do so, except for a limited period. Provided that The Hartford continues to beneficially own at least 80% of the combined voting power or the value of the outstanding capital stock of Hartford Life, Hartford Life will be included for federal income tax purposes in the controlled group of which The Hartford is the common parent. Each member of a controlled group is jointly and severally liable for pension funding and pension termination liabilities of each other member of the controlled group, as well as certain benefit plan taxes. Accordingly, the Company could be liable for pension funding, pension termination liabilities and certain other pension related excise taxes as well as other taxes of another member of The Hartford controlled group in the event any such liability is incurred, and not discharged, by such other member.



    In connection with the proposed Equity Offerings, Hartford Life plans to enter into formal agreements, including a master intercompany agreement, investment management agreements and a new tax sharing agreement, with The Hartford covering such matters as corporate services, approval of certain corporate activities, registration rights, owned and leased space, allocation of expenses, taxes and liabilities, investment advisory services, use of trademarks and certain other corporate matters. As part of the master intercompany agreement, Hartford Life would agree to remit to The Hartford 30% of any shared liabilities for which The Hartford is responsible in respect of the ITT Spin-off, 30% of any taxes which may be assessed to The

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


Hartford relating to the ITT Spin-off and will indemnify The Hartford for certain other tax liabilities. As of December 31, 1996 there was no known liability associated with the ITT Spin-off. Such agreements are meant to maintain the relationship between Hartford Life and The Hartford in a manner consistent in all material respects with past practice. As a result, management believes these agreements should not have a material impact on the results of operations of the Company.



    In addition, under insurance company holding laws, agreements between Hartford Life's insurance subsidiaries and The Hartford must be fair and reasonable and may be subject to the approval of applicable insurance commissioners. The agreements will be intended to maintain the relationship between Hartford Life and The Hartford in a manner generally consistent with past practices. However, none of these arrangements will result from arm's-length negotiations and, therefore, the prices charged to Hartford Life and its subsidiaries for services provided under these arrangements may be higher or lower than prices that may be charged by third parties.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
  SCHEDULE I -- SUMMARY OF INVESTMENTS (OTHER THAN INVESTMENTS IN AFFILIATES)
                            AS OF DECEMBER 31, 1996
                                 (IN MILLIONS)

                                                                                                               ESTIMATED
                                                                                                                 FAIR
TYPE OF INVESTMENT                                                                                   COST        VALUE
-------------------------------------------------------------------------------------------------  ---------  -----------
Fixed Maturities
Bonds and Notes
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)........................................................................  $     166   $     175
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)--asset-backed..........................................................      1,970       2,003
States, municipalities and political subdivisions................................................        373         368
International governments........................................................................        281         289
Public utilities.................................................................................        877         881
All other corporate including international......................................................      4,656       4,669
All other corporate--asset-backed................................................................      3,601       3,591
Short-term investments...........................................................................      1,655       1,648
                                                                                                   ---------  -----------
Total Fixed Maturities...........................................................................  $  13,579   $  13,624
Equity Securities
Common Stocks--industrial, miscellaneous, and all other..........................................        110         119
Total Fixed Maturities and Equity Securities.....................................................  $  13,689   $  13,743
Other Investments
Policy Loans.....................................................................................      3,836       3,836
Mortgage Loans...................................................................................          2           2
Investments in partnerships and trusts...........................................................         48          48
Futures, options, and miscellaneous..............................................................          6          56
Total Other Investments..........................................................................      3,892       3,942
                                                                                                   ---------  -----------
Total Investments................................................................................  $  17,581   $  17,685
                                                                                                   ---------  -----------
                                                                                                   ---------  -----------

                                                                                                     AMOUNT AT
                                                                                                    WHICH SHOWN
                                                                                                        ON
TYPE OF INVESTMENT                                                                                 BALANCE SHEET
-------------------------------------------------------------------------------------------------  -------------
Fixed Maturities
Bonds and Notes
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)........................................................................   $       175
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)--asset-backed..........................................................         2,003
States, municipalities and political subdivisions................................................           368
International governments........................................................................           289
Public utilities.................................................................................           881
All other corporate including international......................................................         4,669
All other corporate--asset-backed................................................................         3,591
Short-term investments...........................................................................         1,648
                                                                                                   -------------
Total Fixed Maturities...........................................................................   $    13,624
Equity Securities
Common Stocks--industrial, miscellaneous, and all other..........................................           119
Total Fixed Maturities and Equity Securities.....................................................   $    13,743
Other Investments
Policy Loans.....................................................................................         3,836
Mortgage Loans...................................................................................             2
Investments in partnerships and trusts...........................................................            48
Futures, options, and miscellaneous..............................................................             6
Total Other Investments..........................................................................         3,892
                                                                                                   -------------
Total Investments................................................................................   $    17,635
                                                                                                   -------------
                                                                                                   -------------



    Note: The fair values for short-term investments approximate cost.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
                                 (IN MILLIONS)

                                                                                        FUTURE POLICY
                                                                                      BENEFITS, UNPAID     OTHER POLICY
                                                                                         CLAIMS AND         CLAIMS AND
                                                                   DEFERRED POLICY    CLAIM ADJUSTMENT       BENEFITS
SEGMENT                                                           ACQUISITION COSTS       EXPENSES            PAYABLE
----------------------------------------------------------------  -----------------  -------------------  ---------------
1996
Investment Products.............................................      $   2,030           $   1,554          $   6,599
Individual Life Insurance.......................................            730                 346              2,160
Employee Benefits...............................................             --                 381              9,834
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  --              3,541
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   2,760           $   2,281          $  22,134
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1995
Investment Products.............................................      $   1,561           $   1,314          $   6,204
Individual Life Insurance.......................................            615                 706              1,932
Employee Benefits...............................................             12                 325              9,285
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  28              5,177
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   2,188           $   2,373          $  22,598
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1994
Investment Products.............................................      $   1,244           $     895          $   4,617
Individual Life Insurance.......................................            565                 582              2,543
Employee Benefits...............................................             --                 369              6,911
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  44              7,257
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   1,809           $   1,890          $  21,328
                                                                         ------              ------            -------
                                                                         ------              ------            -------


                                                                                      BENEFITS CLAIMS,    AMORTIZATION OF
                                                                    NET REALIZED          AND CLAIM       DEFERRED POLICY
                                                                  CAPITAL (LOSSES)       ADJUSTMENT         ACQUISITION
SEGMENT                                                                 GAINS             EXPENSES             COSTS
----------------------------------------------------------------  -----------------  -------------------  ---------------
1996
Investment Products.............................................      $      --           $     451          $     175
Individual Life Insurance.......................................             --                 245                 59
Employee Benefits...............................................             --                 546                 --
Corporate Operations............................................              6                  --                 --
Runoff Operations...............................................           (219)                293                 --
                                                                         ------              ------            -------
Consolidated Operations.........................................      $    (213)          $   1,535          $     234
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1995
Investment Products.............................................      $      --           $     349          $     117
Individual Life Insurance.......................................             --                 127                 70
Employee Benefits...............................................             --                 496                 --
Corporate Operations............................................            (11)                 33                 --
Runoff Operations...............................................             --                 417                 12
                                                                         ------              ------            -------
Consolidated Operations.........................................      $     (11)          $   1,422          $     199
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1994
Investment Products.............................................      $      --           $     383          $      90
Individual Life Insurance.......................................             --                 179                 51
Employee Benefits...............................................             --                 376                 --
Corporate Operations............................................              7                  --                 --
Runoff Operations...............................................             --                 467                  4
                                                                         ------              ------            -------
Consolidated Operations.........................................      $       7           $   1,405          $     145
                                                                         ------              ------            -------
                                                                         ------              ------            -------


                                                                   PREMIUMS AND        NET
                                                                       OTHER       INVESTMENT
SEGMENT                                                           CONSIDERATIONS     INCOME
----------------------------------------------------------------  ---------------  -----------
1996
Investment Products.............................................     $     536      $     477
Individual Life Insurance.......................................           287            153
Employee Benefits...............................................           881            485
Corporate Operations............................................            --             75
Runoff Operations...............................................             1            207
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,705      $   1,397
                                                                        ------     -----------
                                                                        ------     -----------
1995
Investment Products.............................................     $     319      $     436
Individual Life Insurance.......................................           246            137
Employee Benefits...............................................           922            351
Corporate Operations............................................            --             67
Runoff Operations...............................................            --            337
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,487      $   1,328
                                                                        ------     -----------
                                                                        ------     -----------
1994
Investment Products.............................................     $     263      $     330
Individual Life Insurance.......................................           268            108
Employee Benefits...............................................           569            350
Corporate Operations............................................            --             23
Runoff Operations...............................................            --            481
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,100      $   1,292
                                                                        ------     -----------
                                                                        ------     -----------

                                                                   DIVIDENDS TO       OTHER
SEGMENT                                                            POLICYHOLDERS    EXPENSES
----------------------------------------------------------------  ---------------  -----------
1996
Investment Products.............................................     $      --      $     156
Individual Life Insurance.......................................            --             68
Employee Benefits...............................................           635            143
Corporate Operations............................................            --             16
Runoff Operations...............................................            --             44
                                                                        ------     -----------
Consolidated Operations.........................................     $     635      $     427
                                                                        ------     -----------
                                                                        ------     -----------
1995
Investment Products.............................................     $      --      $     115
Individual Life Insurance.......................................            --             55
Employee Benefits...............................................           675            138
Corporate Operations............................................            --             11
Runoff Operations...............................................            --             (2)
                                                                        ------     -----------
Consolidated Operations.........................................     $     675      $     317
                                                                        ------     -----------
                                                                        ------     -----------
1994
Investment Products.............................................     $      --      $     (31)
Individual Life Insurance.......................................            --            107
Employee Benefits...............................................           419            100
Corporate Operations............................................            --             43
Runoff Operations...............................................            --              8
                                                                        ------     -----------
Consolidated Operations.........................................     $     419      $     227
                                                                        ------     -----------
                                                                        ------     -----------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                          GROSS         CEDED TO        ASSUMED FROM       NET
                                                          AMOUNT    OTHER COMPANIES   OTHER COMPANIES     AMOUNT
                                                        ----------  ----------------  ----------------  ----------
Year Ended December 31, 1996
Life Insurance in Force...............................  $  177,094    $    106,146       $   31,957     $  102,905
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,801    $        298       $      169     $    1,672
  Accident and Health Insurance.......................          33               4                4             33
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,834    $        302       $      173     $    1,705
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------
For the Year Ended December 31, 1995
Life Insurance in Force...............................  $  182,716    $    112,774       $   26,996     $   96,938
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,232    $        325       $      574     $    1,481
  Accident and Health Insurance.......................         313             324               17              6
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,545    $        649       $      591     $    1,487
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------
For the Year Ended December 31, 1994
Life Insurance in Force...............................  $  136,929    $     87,553       $   35,016     $   84,392
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,008    $        211       $      294     $    1,091
  Accident and Health Insurance.......................         308             304                5              9
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,316    $        515       $      299     $    1,100
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------

                                                          PERCENTAGE OF
                                                         AMOUNT ASSUMED
                                                             TO NET
                                                        -----------------
Year Ended December 31, 1996
Life Insurance in Force...............................          31.1%
Insurance Revenues
  Life Insurance and Annuities........................          10.1%
  Accident and Health Insurance.......................          12.1%
Total.................................................          10.1%
For the Year Ended December 31, 1995
Life Insurance in Force...............................          27.8%
Insurance Revenues
  Life Insurance and Annuities........................          38.8%
  Accident and Health Insurance.......................         283.3%
Total.................................................          39.7%
For the Year Ended December 31, 1994
Life Insurance in Force...............................          41.5%
Insurance Revenues
  Life Insurance and Annuities........................          26.9%
  Accident and Health Insurance.......................          55.6%
Total.................................................          27.2%

   HARTFORD LIFE INSURANCE COMPANY
   SEPARATE ACCOUNT TWO

                   [STAG]

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

                                                            MONEY
                            BOND FUND      STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------  ------------  --------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                           217,428,760
    Cost                          $ 221,257,731
    Market Value.........  $220,277,511        --            --             --
  Hartford Stock Fund,
    Inc.
    Shares                           360,511,041
    Cost                          $1,095,089,340
    Market Value.........       --       $1,727,199,388      --             --
  HVA Money Market Fund,
    Inc.
    Shares                           280,864,766
    Cost                          $ 280,864,766
    Market Value.........       --             --        $280,864,766       --
  Hartford Advisers Fund,
    Inc.
    Shares                         1,439,652,483
    Cost                          $2,459,139,610
    Market Value.........       --             --            --        $3,438,998,662
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                           397,889,201
    Cost                          $1,178,316,710
    Market Value.........       --             --            --             --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                           181,339,786
    Cost                          $ 195,501,188
    Market Value.........       --             --            --             --
  Hartford Index Fund,
    Inc.
    Shares                           138,137,660
    Cost                          $ 249,632,280
    Market Value.........       --             --            --             --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                           314,608,569
    Cost                          $ 366,204,454
    Market Value.........       --             --            --             --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                           286,270,239
    Cost                          $ 393,365,481
    Market Value.........       --             --            --             --
  Hartford International
    Advisers Fund, Inc.
    Shares                            38,845,852
    Cost                          $  44,310,166
    Market Value.........       --             --            --             --
  Hartford Small Company
    Fund, Inc.
    Shares                            29,408,756
    Cost                          $  31,218,685
    Market Value.........       --             --            --             --
  Due from Hartford Life
    Insurance Company....        50,337       1,115,575      231,455         727,173
  Receivable from fund
    shares sold..........       119,456         209,028    2,535,392         131,002
                           ------------  --------------  ------------  --------------
  Total Assets...........   220,447,304   1,728,523,991  283,631,613   3,439,856,837
                           ------------  --------------  ------------  --------------
LIABILITIES
  Due to Hartford Life
    Insurance Company....       119,428         208,724    2,530,346         130,886
  Payable for fund shares
    purchased............        50,138       1,113,974      231,370         726,479
                           ------------  --------------  ------------  --------------
  Total Liabilities......       169,566       1,322,698    2,761,716         857,365
                           ------------  --------------  ------------  --------------
  Net Assets (variable
    annuity contract
    liabilities).........  $220,277,738  $1,727,201,293  $280,869,897  $3,438,999,472
                           ------------  --------------  ------------  --------------
                           ------------  --------------  ------------  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND  INTERNATIONAL
                           APPRECIATION FUND  SECURITIES FUND   INDEX FUND  OPPORTUNITIES FUND  GROWTH FUND   ADVISERS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  ------------ ------------------  ------------  -------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                           217,428,760
    Cost                          $ 221,257,731
    Market Value.........        --                --               --            --                --             --
  Hartford Stock Fund,
    Inc.
    Shares                           360,511,041
    Cost                          $1,095,089,340
    Market Value.........        --                --               --            --                --             --
  HVA Money Market Fund,
    Inc.
    Shares                           280,864,766
    Cost                          $ 280,864,766
    Market Value.........        --                --               --            --                --             --
  Hartford Advisers Fund,
    Inc.
    Shares                         1,439,652,483
    Cost                          $2,459,139,610
    Market Value.........        --                --               --            --                --             --
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                           397,889,201
    Cost                          $1,178,316,710
    Market Value.........   $1,648,278,297         --               --            --                --             --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                           181,339,786
    Cost                          $ 195,501,188
    Market Value.........        --            $193,970,646         --            --                --             --
  Hartford Index Fund,
    Inc.
    Shares                           138,137,660
    Cost                          $ 249,632,280
    Market Value.........        --                --          $363,305,496       --                --             --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                           314,608,569
    Cost                          $ 366,204,454
    Market Value.........        --                --               --         $451,300,645         --             --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                           286,270,239
    Cost                          $ 393,365,481
    Market Value.........        --                --               --            --            $511,635,053       --
  Hartford International
    Advisers Fund, Inc.
    Shares                            38,845,852
    Cost                          $  44,310,166
    Market Value.........        --                --               --            --                --         $46,699,668
  Hartford Small Company
    Fund, Inc.
    Shares                            29,408,756
    Cost                          $  31,218,685
    Market Value.........        --                --               --            --                --             --
  Due from Hartford Life
    Insurance Company....        2,502,290            8,476         383,101             471       1,225,901        217,616
  Receivable from fund
    shares sold..........            1,715          141,113           3,680         163,361             173             17
                           -----------------  ---------------  ------------ ------------------  ------------  -------------
  Total Assets...........    1,650,782,302      194,120,235     363,692,277     451,464,477     512,861,127     46,917,301
                           -----------------  ---------------  ------------ ------------------  ------------  -------------
LIABILITIES
  Due to Hartford Life
    Insurance Company....            1,715          136,900           3,594         163,115             145             16
  Payable for fund shares
    purchased............        2,500,799            8,477         383,149             471       1,225,670        217,630
                           -----------------  ---------------  ------------ ------------------  ------------  -------------
  Total Liabilities......        2,502,514          145,377         386,743         163,586       1,225,815        217,646
                           -----------------  ---------------  ------------ ------------------  ------------  -------------
  Net Assets (variable
    annuity contract
    liabilities).........   $1,648,279,788     $193,974,858    $363,305,534    $451,300,891     $511,635,312   $46,699,655
                           -----------------  ---------------  ------------ ------------------  ------------  -------------
                           -----------------  ---------------  ------------ ------------------  ------------  -------------

                              SMALL
                           COMPANY FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Stock Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  HVA Money Market Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Advisers Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Capital
    Appreciation Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Mortgage
    Securities Fund, Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Index Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford International
    Opportunities Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Dividend and
    Growth Fund, Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford International
    Advisers Fund, Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Small Company
    Fund, Inc.

    Shares

    Cost
    Market Value.........  $34,569,551
  Due from Hartford Life
    Insurance Company....      343,240
  Receivable from fund
    shares sold..........            8
                           ------------
  Total Assets...........   34,912,799
                           ------------
LIABILITIES
  Due to Hartford Life
    Insurance Company....           12
  Payable for fund shares
    purchased............      343,242
                           ------------
  Total Liabilities......      343,254
                           ------------
  Net Assets (variable
    annuity contract
    liabilities).........  $34,569,545
                           ------------
                           ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

                                 CALVERT           SMITH BARNEY                           SMITH BARNEY
                           RESPONSIBLY INVESTED   CASH PORTFOLIO    SMITH BARNEY      GOVERNMENT PORTFOLIO
                            BALANCED PORTFOLIO       CLASS A      APPRECIATION FUND         CLASS A
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                           --------------------   --------------  -----------------   --------------------
ASSETS:
Investments:
  Calvert Responsibly
    Invested Balanced
    Portfolio
    Shares                         1,484,734
    Cost                          $2,367,631
    Market Value.........       $2,910,078            --               --                  --
  Smith Barney Cash
    Portfolio Class A
    Shares                           529,564
    Cost                          $ 529,564
    Market Value.........        --                  $529,565          --                  --
  Smith Barney
    Appreciation Fund,
    Inc.
    Shares                            10,725
    Cost                          $  66,329
    Market Value.........        --                   --              $160,824             --
  Smith Barney Government
    Portfolio Class A
    Shares                            40,588
    Cost                          $  40,588
    Market Value.........        --                   --               --                   $40,588
  TCI Advantage Fund
    Shares                            30,981
    Cost                          $ 189,042
    Market Value.........        --                   --               --                  --
  TCI Growth Fund
    Shares                           133,728
    Cost                          $1,497,887
    Market Value.........        --                   --               --                  --
  Fidelity VIP Overseas
    Fund
    Shares                            84,336
    Cost                          $1,487,983
    Market Value.........        --                   --               --                  --
  Fidelity VIP II Asset
    Manager Fund
    Shares                           144,420
    Cost                          $2,261,497
    Market Value.........        --                   --               --                  --
  Fidelity VIP II
    Contrafund Fund
    Shares                           526,916
    Cost                          $7,805,893
    Market Value.........        --                   --               --                  --
  Fidelity VIP Growth
    Fund
    Shares                           257,023
    Cost                          $7,645,599
    Market Value.........        --                   --               --                  --
  BB&T Growth and Income
    Fund
    Shares                            57,851
    Cost                          $ 604,979
    Market Value.........        --                   --               --                  --
  Dividends receivable...        --                    1,106           --                        91
  Due from Hartford Life
    Insurance Company....            1,036            --               --                  --
  Receivable from fund
    shares sold..........        --                   --                    14                    7
                               -----------        --------------      --------              -------
  Total Assets...........        2,911,114           530,671           160,838               40,686
                               -----------        --------------      --------              -------
LIABILITIES
  Due to Hartford Life
    Insurance Company....        --                      236               209                   68
  Payable for fund shares
    purchased............              457            27,259           --                  --
                               -----------        --------------      --------              -------
  Total Liabilities......              457            27,495               209                   68
                               -----------        --------------      --------              -------
  Net Assets (variable
    annuity contract
    liabilities).........       $2,910,657           $503,176         $160,629              $40,618
                               -----------        --------------      --------              -------
                               -----------        --------------      --------              -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  TCI              TCI        FIDELITY VIP    FIDELITY VIP II    FIDELITY VIP II  FIDELITY VIP
                            ADVANTAGE FUND     GROWTH FUND    OVERSEAS FUND  ASSET MANAGER FUND  CONTRAFUND FUND  GROWTH FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -------------  --------------- ------------------  ---------------  ------------
ASSETS:
Investments:
  Calvert Responsibly
    Invested Balanced
    Portfolio
    Shares                         1,484,734
    Cost                          $2,367,631
    Market Value.........       --                 --             --               --                 --              --
  Smith Barney Cash
    Portfolio Class A
    Shares                           529,564
    Cost                          $ 529,564
    Market Value.........       --                 --             --               --                 --              --
  Smith Barney
    Appreciation Fund,
    Inc.
    Shares                            10,725
    Cost                          $  66,329
    Market Value.........       --                 --             --               --                 --              --
  Smith Barney Government
    Portfolio Class A
    Shares                            40,588
    Cost                          $  40,588
    Market Value.........       --                 --             --               --                 --              --
  TCI Advantage Fund
    Shares                            30,981
    Cost                          $ 189,042
    Market Value.........      $193,320            --             --               --                 --              --
  TCI Growth Fund
    Shares                           133,728
    Cost                          $1,497,887
    Market Value.........       --              $1,291,815        --               --                 --              --
  Fidelity VIP Overseas
    Fund
    Shares                            84,336
    Cost                          $1,487,983
    Market Value.........       --                 --           $1,690,088         --                 --              --
  Fidelity VIP II Asset
    Manager Fund
    Shares                           144,420
    Cost                          $2,261,497
    Market Value.........       --                 --             --             $2,397,374           --              --
  Fidelity VIP II
    Contrafund Fund
    Shares                           526,916
    Cost                          $7,805,893
    Market Value.........       --                 --             --               --              $9,447,608         --
  Fidelity VIP Growth
    Fund
    Shares                           257,023
    Cost                          $7,645,599
    Market Value.........       --                 --             --               --                 --           $8,790,195
  BB&T Growth and Income
    Fund
    Shares                            57,851
    Cost                          $ 604,979
    Market Value.........       --                 --             --               --                 --              --
  Dividends receivable...       --                 --             --               --                 --              --
  Due from Hartford Life
    Insurance Company....            84                472           1,000            4,178             1,990             288
  Receivable from fund
    shares sold..........       --                 --             --               --                 --              --
                               --------       -------------  --------------- ------------------  ---------------  ------------
  Total Assets...........       193,404          1,292,287       1,691,088        2,401,552         9,449,598       8,790,483
                               --------       -------------  --------------- ------------------  ---------------  ------------
LIABILITIES
  Due to Hartford Life
    Insurance Company....       --                 --             --               --                 --              --
  Payable for fund shares
    purchased............            84                472           1,038            3,768             1,988             276
                               --------       -------------  --------------- ------------------  ---------------  ------------
  Total Liabilities......            84                472           1,038            3,768             1,988             276
                               --------       -------------  --------------- ------------------  ---------------  ------------
  Net Assets (variable
    annuity contract
    liabilities).........      $193,320         $1,291,815      $1,690,050       $2,397,784        $9,447,610      $8,790,207
                               --------       -------------  --------------- ------------------  ---------------  ------------
                               --------       -------------  --------------- ------------------  ---------------  ------------

                               BB&T
                            GROWTH AND
                           INCOME FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
Investments:
  Calvert Responsibly
    Invested Balanced
    Portfolio

    Shares

    Cost
    Market Value.........      --
  Smith Barney Cash
    Portfolio Class A

    Shares

    Cost
    Market Value.........      --
  Smith Barney
    Appreciation Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Smith Barney Government
    Portfolio Class A

    Shares

    Cost
    Market Value.........      --
  TCI Advantage Fund

    Shares

    Cost
    Market Value.........      --
  TCI Growth Fund

    Shares

    Cost
    Market Value.........      --
  Fidelity VIP Overseas
    Fund

    Shares

    Cost
    Market Value.........      --
  Fidelity VIP II Asset
    Manager Fund

    Shares

    Cost
    Market Value.........      --
  Fidelity VIP II
    Contrafund Fund

    Shares

    Cost
    Market Value.........      --
  Fidelity VIP Growth
    Fund

    Shares

    Cost
    Market Value.........      --
  BB&T Growth and Income
    Fund

    Shares

    Cost
    Market Value.........    $602,230
  Dividends receivable...      --
  Due from Hartford Life
    Insurance Company....      99,497
  Receivable from fund
    shares sold..........      --
                           ------------
  Total Assets...........     701,727
                           ------------
LIABILITIES
  Due to Hartford Life
    Insurance Company....      --
  Payable for fund shares
    purchased............      99,497
                           ------------
  Total Liabilities......      99,497
                           ------------
  Net Assets (variable
    annuity contract
    liabilities).........    $602,230
                           ------------
                           ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION
  PERIOD:
 INDIVIDUAL SUB-ACCOUNTS
   Bond Fund Qualified 1.00%.......................       282,016   $3.823736  $    1,078,353
   Bond Fund Non-Qualified 1.00%...................     1,962,165    3.765599       7,388,728
   Bond Fund 1.25%.................................    99,520,198    1.981198     197,169,218
   Bond Fund .25%..................................        57,355    1.325698          76,035
   Stock Fund Qualified 1.00%......................       849,258    8.293869       7,043,631
   Stock Fund Non-Qualified 1.00%..................     3,295,779    7.930835      26,138,276
   Stock Fund 1.25%................................   355,507,099    4.302210   1,529,466,197
   Stock Fund .25%.................................     1,059,065    2.271850       2,406,038
   Money Market Fund Qualified 1.00%...............     1,244,554    2.516081       3,131,399
   Money Market Fund Non-Qualified 1.00%...........    11,579,583    2.517273      29,148,972
   Money Market Fund 1.25%.........................   149,215,806    1.617289     241,325,081
   Money Market Fund .25%..........................       354,760    1.206801         428,125
   Advisers Fund Qualified 1.00%...................     3,437,846    5.010795      17,226,341
   Advisers Fund Non-Qualified 1.00%...............    11,749,222    5.010795      58,872,945
   Advisers Fund 1.25%.............................   984,615,801    3.349354   3,297,826,871
   Advisers Fund .25%..............................     1,055,878    1.877385       1,982,290
   Capital Appreciation Fund Qualified 1.00%.......       863,992    7.674485       6,630,696
   Capital Appreciation Fund Non-Qualified 1.00%...     2,603,742    7.670864      19,972,948
   Capital Appreciation Fund 1.25%.................   334,697,221    4.565863   1,528,181,657
   Capital Appreciation Fund .25%..................     2,331,449    2.207977       5,147,786
   Mortgage Securities Fund Qualified 1.00%........       713,776    2.571320       1,835,346
   Mortgage Securities Fund Non-Qualified 1.00%....     7,471,227    2.571320      19,210,917
   Mortgage Securities Fund 1.25%..................    84,418,872    2.005984     169,342,907
   Mortgage Securities Fund .25%...................        15,220    1.303519          19,840
   Index Fund Qualified 1.00%......................        54,922    1.341433          73,674
   Index Fund Non-Qualified 1.00%..................       440,438    1.341433         590,818
   Index Fund 1.25%................................   100,718,425    3.399356     342,377,781
   Index Fund .25%.................................       211,954    2.189301         464,032
   International Opportunities Fund Qualified
     1.00%.........................................       354,863    1.653239         586,673
   International Opportunities Fund Non-Qualified
     1.00%.........................................     1,885,546    1.653181       3,117,148
   International Opportunities Fund 1.25%..........   267,926,998    1.624565     435,264,823
   International Opportunities Fund .25%...........       746,247    1.826915       1,363,331
   Dividend and Growth Fund Qualified 1.00%........       332,050    1.976585         656,324
   Dividend and Growth Fund Non-Qualified 1.00%....     1,599,924    1.976585       3,162,385
   Dividend and Growth Fund 1.25%..................   253,696,757    1.960310     497,324,290
   Dividend and Growth Fund .25%...................       267,095    2.026162         541,178
   International Advisers Fund 1.00%...............        21,058    1.366085          28,767
   International Advisers Fund Non-Qualified
     1.00%.........................................       420,078    1.366085         573,863
   International Advisers Fund 1.25%...............    33,895,106    1.358144      46,034,434

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 INDIVIDUAL SUB-ACCOUNTS -- (CONTINUED)
   International Advisers Fund .25%................        39,807   $1.390172  $       55,339
   Hartford Small Company 1.00%....................        24,280    1.173269          28,486
   Hartford Small Company Non-Qualified 1.00%......       223,230    1.173269         261,909
   Hartford Small Company 1.25%....................    29,232,195    1.170679      34,221,517
   Hartford Small Company .25%.....................        48,797    1.181087          57,633
   Smith Barney Cash Portfolio Class A Qualified
     1.00%.........................................        55,174    2.721193         150,138
   Smith Barney Cash Portfolio Class A
     Non-Qualified 1.00%...........................       125,371    2.815956         353,038
   Smith Barney Appreciation Fund, Inc. Qualified
     1.00%.........................................        18,647    8.614250         160,629
   Smith Barney Government Portfolio Class A
     Qualified 1.00%...............................        16,556    2.453452          40,618
   BB&T Growth and Income Fund.....................       578,917    1.040270         602,230
                                                                               --------------
   Sub-total Individual Sub-Accounts...............                             8,539,141,655
                                                                               --------------
 GROUP SUB-ACCOUNTS:
   Bond Fund Qualified 1.00% QP....................     1,010,478    4.478533       4,525,460
   Bond Fund 1.25% DCII............................     1,539,128    4.315438       6,642,010
   Bond Fund .15% DCII.............................       262,875    4.133299       1,086,541
   Stock Fund Qualified 1.00% QP...................     3,263,756   13.869595      45,266,975
   Stock Fund Qualified .825% QP...................     1,192,908   11.168396      13,322,865
   Stock Fund Non-Qualified 1.00% NQ...............        87,765   10.882066         955,059
   Stock Fund Non-Qualified .825% NQ...............       789,550   11.188011       8,833,493
   Stock Fund 1.25% DCII...........................     4,821,873   13.364492      64,441,881
   Stock Fund .15% DCII............................       867,989   10.547521       9,155,127
   Money Market Fund Qualified .375% QP............         2,595    3.168032           8,221
   Money Market Fund 1.25% DCII....................     1,587,734    2.777708       4,410,263
   Money Market Fund .15% DCII.....................       335,745    2.746154         922,008
   Advisers Fund 1.25% DCII........................     9,600,641    4.844391      46,509,261
   Advisers Fund .15% DCII.........................       601,118    5.651353       3,397,129
   Capital Appreciation Fund 1.25% DCII............    10,312,433    7.439230      76,716,558
   Capital Appreciation Fund .15% DCII.............       777,582    8.587008       6,677,100
   Mortgage Securities Fund 1.25% DCII.............     1,015,955    2.492375       2,532,140
   Mortgage Securities Fund .15% DCII..............       104,151    2.858087         297,674
   Index Fund 1.25% DCII...........................     4,693,759    3.409650      16,004,076
   Index Fund .15% DCII............................       441,901    3.745710       1,655,232
   International Opportunities Fund 1.25% DCII.....     5,740,984    1.624795       9,327,922
   International Opportunities Fund .15% DCII......       461,592    1.754402         809,817
   Dividend and Growth Fund........................     5,053,208    1.763131       8,909,468
   Calvert Responsibly Invested Balanced Portfolio
     1.25% DCII....................................     1,197,410    2.218681       2,656,671
   TCI Advantage Fund..............................       153,021    1.202568         184,018
   TCI Growth Fund.................................     1,311,253    0.979806       1,284,774
   Fidelity VIP Overseas Fund......................     1,267,972    1.332876       1,690,050

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 GROUP SUB-ACCOUNTS -- (CONTINUED)
   Fidelity VIP II Asset Manager Fund..............     1,763,898   $1.359367  $    2,397,784
   Fidelity VIP II Contrafund Fund.................     6,470,610    1.460006       9,447,129
   Fidelity VIP Growth Fund........................     6,392,047    1.374794       8,787,748
                                                                               --------------
   Sub-total Group Sub-Accounts....................                               358,854,454
                                                                               --------------
 TOTAL ACCUMULATION PERIOD.........................                             8,897,996,109
                                                                               --------------
 ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
 INDIVIDUAL SUB-ACCOUNTS:
   Bond Fund Non-Qualified 1.00%...................        15,732    3.765599          59,240
   Bond Fund 1.25%.................................       334,625    1.981198         662,959
   Stock Fund Non-Qualified 1.00%..................        12,681    7.930835         100,569
   Stock Fund 1.25%................................       442,231    4.302210       1,902,570
   Money Market Fund Qualified 1.00%...............        10,589    2.516081          26,644
   Money Market Fund Non-Qualified 1.00%...........        84,262    2.517273         212,111
   Money Market Fund 1.25%.........................       313,546    1.617289         507,094
   Advisers Fund Qualified 1.00%...................         3,665    5.010795          18,366
   Advisers Fund Non-Qualified 1.00%...............        62,660    5.010795         313,974
   Advisers Fund 1.25%.............................       946,421    3.349354       3,169,899
   Capital Appreciation Fund Non-Qualified 1.00%...         3,004    7.670864          23,045
   Capital Appreciation Fund 1.25%.................       201,258    4.565863         918,915
   Mortgage Securities Fund Non-Qualified 1.00%....        79,761    2.571320         205,091
   Mortgage Securities Fund 1.25%..................        78,406    2.005984         157,281
   Index Fund 1.25%................................        78,209    3.399356         265,859
   International Opportunities Fund 1.25%..........       192,082    1.624565         312,050
   Dividend and Growth Fund 1.25%..................       246,744    1.960310         483,695
   International Advisers Fund 1.25%...............         5,339    1.358144           7,252
                                                                               --------------
   Sub-total Individual Sub-Accounts...............                                 9,346,614
                                                                               --------------
 GROUP SUB-ACCOUNTS:
   Bond Fund Qualified 1.00% QP....................        77,205    4.478533         345,765
   Bond Fund 1.25% DCII............................       272,608    4.315438       1,176,422
   Bond Fund 1.00% DCII............................        11,537    4.460860          51,465
   Bond Fund .15% DCII.............................         3,760    4.133299          15,542
   Stock Fund Qualified 1.00% QP...................       227,367   13.869595       3,153,489
   Stock Fund Qualified .825% QP...................        49,128   11.168396         548,679
   Stock Fund Non-Qualified 1.00% NQ...............         4,982   10.882066          54,218
   Stock Fund Non-Qualified .825% NQ...............        50,126   11.188011         560,815
   Stock Fund 1.25% DCII...........................     1,025,168   13.364492      13,700,854
   Stock Fund 1.00% DCII...........................         2,741   13.826485          37,893
   Stock Fund .15% DCII............................        10,681   10.547521         112,662

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 GROUP SUB-ACCOUNTS -- (CONTINUED)
   Money Market Fund 1.25% DCII....................       269,999   $2.777708  $      749,980
   Advisers Fund 1.25% DCII........................     1,971,182    4.844391       9,549,174
   Advisers Fund .15% DCII.........................        23,573    5.651353         133,222
   Capital Appreciation Fund 1.25% DCII............       529,931    7.439230       3,942,277
   Capital Appreciation Fund .15% DCII.............         8,013    8.587008          68,807
   Mortgage Securities Fund 1.25% DCII.............       149,923    2.492375         373,663
   Index Fund 1.25% DCII...........................       545,483    3.409650       1,859,905
   Index Fund .15% DCII............................         3,780    3.745710          14,157
   International Opportunities Fund 1.25% DCII.....       303,002    1.624795         492,315
   International Opportunities Fund .15% DCII......        15,282    1.754402          26,811
   Dividend and Growth Fund........................       316,466    1.763131         557,972
   Calvert Responsibly Invested Balanced Portfolio
     1.25% DCII....................................       114,476    2.218681         253,986
   TCI Advantage Fund..............................         7,735    1.202568           9,302
   TCI Growth Fund.................................         7,186    0.979806           7,041
   Fidelity VIP II Contrafund Fund.................           329    1.460006             481
   Fidelity VIP Growth Fund........................         1,789    1.374794           2,460
                                                                               --------------
   Sub-total Group Sub-Accounts....................                                37,799,357
                                                                               --------------
 TOTAL ANNUITY PERIOD..............................                                47,145,971
                                                                               --------------
 GRAND TOTAL.......................................                            $8,945,142,080
                                                                               --------------
                                                                               --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                           MONEY
                            BOND FUND      STOCK FUND   MARKET FUND  ADVISERS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------   ------------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $ 4,733,036   $  5,097,873  $ 7,021,833  $  24,496,593
EXPENSES:
  Mortality and expense
    undertakings.........    (1,289,997)    (9,164,246)  (1,664,430)   (19,249,295)
                           ------------   ------------  -----------  -------------
    Net investment income
      (loss).............     3,443,039     (4,066,373)   5,357,403      5,247,298
                           ------------   ------------  -----------  -------------
CAPITAL GAINS INCOME.....       --          71,973,235      --         132,116,765
                           ------------   ------------  -----------  -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........       (31,900)       607,278      --             628,567
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     3,107,089    227,453,579      --         312,426,850
                           ------------   ------------  -----------  -------------
    Net gain (losses) on
      investments........     3,075,189    228,060,857      --         313,055,417
                           ------------   ------------  -----------  -------------
    Net increase
      (decrease) in net
      assets resulting
      from operations....   $ 6,518,228   $295,967,719  $ 5,357,403  $ 450,419,480
                           ------------   ------------  -----------  -------------
                           ------------   ------------  -----------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                CAPITAL           MORTGAGE                      INTERNATIONAL
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------   ---------------   -----------  ------------------
INVESTMENT INCOME:
  Dividends..............    $  3,128,343        $ 4,303,677     $ 1,474,092     $   395,895
EXPENSES:
  Mortality and expense
    undertakings.........      (9,136,111)        (1,178,522)     (1,900,362)     (2,561,363)
                           -----------------   ---------------   -----------  ------------------
    Net investment income
      (loss).............      (6,007,768)         3,125,155        (426,270)     (2,165,468)
                           -----------------   ---------------   -----------  ------------------
CAPITAL GAINS INCOME.....     109,478,655           --            22,884,800      30,519,853
                           -----------------   ---------------   -----------  ------------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........      (1,005,233)          (112,444)       (164,015)          8,425
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      96,267,429          2,638,602      33,535,096      10,861,580
                           -----------------   ---------------   -----------  ------------------
    Net gain (losses) on
      investments........      95,262,196          2,526,158      33,371,081      10,870,005
                           -----------------   ---------------   -----------  ------------------
    Net increase
      (decrease) in net
      assets resulting
      from operations....    $198,733,083        $ 5,651,313     $55,829,611     $39,224,390
                           -----------------   ---------------   -----------  ------------------
                           -----------------   ---------------   -----------  ------------------

                           DIVIDEND AND   INTERNATIONAL      SMALL
                           GROWTH FUND    ADVISERS FUND   COMPANY FUND
                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   -------------   ------------
INVESTMENT INCOME:
  Dividends..............  $  2,857,912    $1,605,717      $      262
EXPENSES:
  Mortality and expense
    undertakings.........    (2,515,630)     (231,637)       (141,128)
                           ------------   -------------   ------------
    Net investment income
      (loss).............       342,282     1,374,080        (140,866)
                           ------------   -------------   ------------
CAPITAL GAINS INCOME.....    10,150,532       110,732          91,483
                           ------------   -------------   ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........        (6,495)          690          (1,668)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........    62,236,952     1,503,538       3,276,408
                           ------------   -------------   ------------
    Net gain (losses) on
      investments........    62,230,457     1,504,228       3,274,740
                           ------------   -------------   ------------
    Net increase
      (decrease) in net
      assets resulting
      from operations....  $ 72,723,271    $2,989,040      $3,225,357
                           ------------   -------------   ------------
                           ------------   -------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS -- (CONTINUED)
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                 CALVERT           SMITH BARNEY                             SMITH BARNEY
                           RESPONSIBLY INVESTED   CASH PORTFOLIO      SMITH BARNEY      GOVERNMENT PORTFOLIO
                            BALANCED PORTFOLIO        CLASS A       APPRECIATION FUND         CLASS A
                               SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                           --------------------   ---------------   -----------------   --------------------
INVESTMENT INCOME:
  Dividends..............        $--                  $13,828            $--                   $ 976
EXPENSES:
  Mortality and expense
    undertakings.........         (16,825)             (2,810)              (862)               (199)
                                 --------             -------            -------               -----
    Net investment income
     (loss)..............         (16,825)             11,018               (862)                777
                                 --------             -------            -------               -----
CAPITAL GAINS INCOME.....        --                   --                 --                  --
                                 --------             -------            -------               -----
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........          (1,967)            --                   6,535             --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........         272,543             --                  20,119             --
                                 --------             -------            -------               -----
    Net gain (losses) on
     investments.........         270,576             --                  26,654             --
                                 --------             -------            -------               -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $253,751             $11,018            $25,792               $ 777
                                 --------             -------            -------               -----
                                 --------             -------            -------               -----

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               TCI            TCI      FIDELITY VIP    FIDELITY VIP II    FIDELITY VIP II  FIDELITY VIP
                          ADVANTAGE FUND  GROWTH FUND  OVERSEAS FUND  ASSET MANAGER FUND  CONTRAFUND FUND  GROWTH FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                          --------------  -----------  -------------  ------------------  ---------------  ------------
INVESTMENT INCOME:
  Dividends..............    $ 2,818       $ --          $ 21,186          $ 65,855          $ 60,821        $ 48,646
EXPENSES:
  Mortality and expense
    undertakings.........     (1,136)        (6,761)       (8,464)          (12,831)          (49,399)        (48,202)
                             -------      -----------  -------------       --------       ---------------  ------------
    Net investment income
     (loss)..............      1,682         (6,761)       12,722            53,024            11,422             444
                             -------      -----------  -------------       --------       ---------------  ------------
CAPITAL GAINS INCOME.....     10,139         22,619        84,101           165,196           160,741         217,749
                             -------      -----------  -------------       --------       ---------------  ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........         89         (3,791)          683               435               154           5,699
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     (1,445)       (57,157)      120,729            (9,093)          713,593         758,779
                             -------      -----------  -------------       --------       ---------------  ------------
    Net gain (losses) on
     investments.........     (1,356)       (60,948)      121,412            (8,658)          713,747         764,478
                             -------      -----------  -------------       --------       ---------------  ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $10,465       $(45,090)     $218,235          $209,562          $885,910        $982,671
                             -------      -----------  -------------       --------       ---------------  ------------
                             -------      -----------  -------------       --------       ---------------  ------------

                              BB&T
                           GROWTH AND
                           INCOME FUND
                           SUB-ACCOUNT
                           -----------
INVESTMENT INCOME:
  Dividends..............    $   579
EXPENSES:
  Mortality and expense
    undertakings.........       (118)
                           -----------
    Net investment income
     (loss)..............        461
                           -----------
CAPITAL GAINS INCOME.....     --
                           -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........     --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     (2,749)
                           -----------
    Net gain (losses) on
     investments.........     (2,749)
                           -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(2,288)
                           -----------
                           -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                             MONEY
                            BOND FUND      STOCK FUND     MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  -------------  ---------------
OPERATIONS:
  Net investment income
    (loss)...............  $  3,443,039  $   (4,066,373) $  5,357,403   $    5,247,298
  Capital gains income...       --           71,973,235       --           132,116,765
  Net realized gain
    (loss) on security
    transactions.........       (31,900)        607,278       --               628,567
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     3,107,089     227,453,579       --           312,426,850
                           ------------  --------------  -------------  ---------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     6,518,228     295,967,719     5,357,403      450,419,480
                           ------------  --------------  -------------  ---------------
UNIT TRANSACTIONS:
  Purchases..............    13,847,694     104,846,284    34,668,657      186,510,446
  Net transfers..........      (245,632)     27,946,859    (4,020,407)       3,559,095
  Surrenders.............    (9,879,067)    (49,109,143)  (38,289,911)    (102,806,646)
  Net annuity
    transactions.........       306,483         838,711       320,586          610,016
                           ------------  --------------  -------------  ---------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....     4,029,478      84,522,711    (7,321,075)      87,872,911
                           ------------  --------------  -------------  ---------------
  Total increase
    (decrease) in net
    assets...............    10,547,706     380,490,430    (1,963,672)     538,292,391
NET ASSETS:
  Beginning of period....   209,730,032   1,346,710,863   282,833,569    2,900,707,081
                           ------------  --------------  -------------  ---------------
  End of period..........  $220,277,738  $1,727,201,293  $280,869,897   $3,438,999,472
                           ------------  --------------  -------------  ---------------
                           ------------  --------------  -------------  ---------------

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                             MONEY
                            BOND FUND      STOCK FUND     MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  -------------  ---------------
OPERATIONS:
  Net investment income
    (loss)...............  $ 10,412,614  $    4,107,642  $  9,440,440   $   43,421,909
  Capital gains income...       --           41,100,004       --            53,115,059
  Net realized gain
    (loss) on security
    transactions.........      (262,277)      3,161,056       --             1,874,522
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........    (5,517,884)    189,613,138       --           276,364,776
                           ------------  --------------  -------------  ---------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     4,632,453     237,981,840     9,440,440      374,776,266
                           ------------  --------------  -------------  ---------------
UNIT TRANSACTIONS:
  Purchases..............    27,446,873     174,128,189    70,557,174      322,583,889
  Net transfers..........   (16,819,459)     27,816,288    67,229,895       (3,947,049)
  Surrenders.............   (16,860,465)    (57,921,128)  (52,794,253)    (150,653,853)
  Net annuity
    transactions.........       (32,192)       (176,096)     (239,109)         730,038
                           ------------  --------------  -------------  ---------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........    (6,265,243)    143,847,253    84,753,707      168,713,025
                           ------------  --------------  -------------  ---------------
  Total increase
    (decrease) in net
    assets...............    (1,632,790)    381,829,093    94,194,147      543,489,291
NET ASSETS:
  Beginning of period....   211,362,822     964,881,770   188,639,422    2,357,217,790
                           ------------  --------------  -------------  ---------------
  End of period..........  $209,730,032  $1,346,710,863  $282,833,569   $2,900,707,081
                           ------------  --------------  -------------  ---------------
                           ------------  --------------  -------------  ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               CAPITAL           MORTGAGE                          INTERNATIONAL        DIVIDEND AND
                          APPRECIATION FUND   SECURITIES FUND     INDEX FUND     OPPORTUNITIES FUND     GROWTH FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                          -----------------  -----------------  ---------------  ------------------  ------------------
OPERATIONS:
  Net investment income
    (loss)...............  $   (6,007,768)    $    3,125,155     $   (426,270)      $ (2,165,468)       $    342,282
  Capital gains income...     109,478,655          --              22,884,800         30,519,853          10,150,532
  Net realized gain
    (loss) on security
    transactions.........      (1,005,233)          (112,444)        (164,015)             8,425              (6,495)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      96,267,429          2,638,602       33,535,096         10,861,580          62,236,952
                          -----------------  -----------------  ---------------  ------------------  ------------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     198,733,083          5,651,313       55,829,611         39,224,390          72,723,271
                          -----------------  -----------------  ---------------  ------------------  ------------------
UNIT TRANSACTIONS:
  Purchases..............      94,710,759          4,456,981       33,356,421         19,944,432          73,472,726
  Net transfers..........     (32,148,945)        (6,866,387)      17,734,047         (3,150,956)         50,011,728
  Surrenders.............     (48,963,567)        (9,023,857)      (8,818,246)       (15,631,474)         (9,343,116)
  Net annuity
    transactions.........         148,037            (34,598)         400,681            118,506             436,782
                          -----------------  -----------------  ---------------  ------------------  ------------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....      13,746,284        (11,467,861)      42,672,903          1,280,508         114,578,120
                          -----------------  -----------------  ---------------  ------------------  ------------------
  Total increase
    (decrease) in net
    assets...............     212,479,367         (5,816,548)      98,502,514         40,504,898         187,301,391
NET ASSETS:
  Beginning of period....   1,435,800,421        199,791,406      264,803,020        410,795,993         324,333,921
                          -----------------  -----------------  ---------------  ------------------  ------------------
  End of period..........  $1,648,279,788     $  193,974,858     $363,305,534       $451,300,891        $511,635,312
                          -----------------  -----------------  ---------------  ------------------  ------------------
                          -----------------  -----------------  ---------------  ------------------  ------------------

                           U.S. GOVERNMENT        CAPITAL          MORTGAGE                            INTERNATIONAL
                          MONEY MARKET FUND  APPRECIATION FUND  SECURITIES FUND      INDEX FUND      OPPORTUNITIES FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                          -----------------  -----------------  ---------------  ------------------  ------------------
OPERATIONS:
  Net investment income
    (loss)...............  $       55,409     $   (6,751,158)    $ 10,767,099       $  1,795,519        $  2,571,271
  Capital gains income...       --                70,324,118         --                3,292,866           9,589,596
  Net realized gain
    (loss) on security
    transactions.........       --                 2,065,427         (435,741)           140,503              91,466
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........       --               154,074,827       (2,844,443)        36,167,970          28,439,913
                          -----------------  -----------------  ---------------  ------------------  ------------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........          55,409        219,713,214        7,486,915         41,396,858          40,692,246
                          -----------------  -----------------  ---------------  ------------------  ------------------
UNIT TRANSACTIONS:
  Purchases..............         216,658        200,411,434        9,051,920         47,675,352          43,044,896
  Net transfers..........        (124,960)           495,679      (19,016,015)        21,152,822          20,223,935
  Surrenders.............         (77,729)       (60,449,676)     (19,091,976)       (10,892,469)        (21,614,763)
  Net annuity
    transactions.........         (18,734)           658,118          (55,176)            75,085             141,714
                          -----------------  -----------------  ---------------  ------------------  ------------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........          (4,765)       141,115,555      (29,111,247)        58,010,790          41,795,782
                          -----------------  -----------------  ---------------  ------------------  ------------------
  Total increase
    (decrease) in net
    assets...............          50,644        360,828,769      (21,624,332)        99,407,648          82,488,028
NET ASSETS:
  Beginning of period....       1,541,876      1,074,971,652      221,415,738        165,395,372         328,307,965
                          -----------------  -----------------  ---------------  ------------------  ------------------
  End of period..........  $    1,592,520     $1,435,800,421     $199,791,406       $264,803,020        $410,795,993
                          -----------------  -----------------  ---------------  ------------------  ------------------
                          -----------------  -----------------  ---------------  ------------------  ------------------

                           INTERNATIONAL     SMALL
                           ADVISERS FUND  COMPANY FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------
OPERATIONS:
  Net investment income
    (loss)...............  $  1,374,080   $  (140,866)
  Capital gains income...       110,732        91,483
  Net realized gain
    (loss) on security
    transactions.........           690        (1,668)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     1,503,538     3,276,408
                           -------------  ------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     2,989,040     3,225,357
                           -------------  ------------
UNIT TRANSACTIONS:
  Purchases..............     9,098,402     9,385,772
  Net transfers..........     5,883,485     8,744,488
  Surrenders.............    (1,087,154)     (332,164)
  Net annuity
    transactions.........         6,708       --
                           -------------  ------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....    13,901,441    17,798,096
                           -------------  ------------
  Total increase
    (decrease) in net
    assets...............    16,890,481    21,023,453
NET ASSETS:
  Beginning of period....    29,809,174    13,546,092
                           -------------  ------------
  End of period..........  $ 46,699,655   $34,569,545
                           -------------  ------------
                           -------------  ------------
                           DIVIDEND AND
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
    (loss)...............  $  2,667,791
  Capital gains income...     2,810,352
  Net realized gain
    (loss) on security
    transactions.........        (3,931)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........    38,471,770
                           -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........    43,945,982
                           -------------
UNIT TRANSACTIONS:
  Purchases..............    99,649,393
  Net transfers..........    73,409,821
  Surrenders.............    (8,580,693)
  Net annuity
    transactions.........       330,214
                           -------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........   164,808,735
                           -------------
  Total increase
    (decrease) in net
    assets...............   208,754,717
NET ASSETS:
  Beginning of period....   115,579,204
                           -------------
  End of period..........  $324,333,921
                           -------------
                           -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                 CALVERT           SMITH BARNEY                            SMITH BARNEY
                           RESPONSIBLY INVESTED   CASH PORTFOLIO     SMITH BARNEY      GOVERNMENT PORTFOLIO
                            BALANCED PORTFOLIO       CLASS A       APPRECIATION FUND         CLASS A
                               SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                           --------------------   --------------   -----------------   --------------------
OPERATIONS:
  Net investment income
    (loss)...............       $  (16,825)        $    11,018        $      (862)          $      777
  Capital gains income...        --                    --                --                  --
  Net realized gain
    (loss) on security
    transactions.........           (1,967)            --                   6,535            --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........          272,543             --                  20,119            --
                               -----------        --------------   -----------------       -----------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........          253,751              11,018             25,792                  777
                               -----------        --------------   -----------------       -----------
UNIT TRANSACTIONS:
  Purchases..............          213,063             --                --                  --
  Net transfers..........            8,344             --                --                  --
  Surrenders.............         (205,358)            (88,773)           (38,024)                  (1)
  Net annuity
    transactions.........          (20,372)            --                --                  --
                               -----------        --------------   -----------------       -----------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....           (4,323)            (88,773)           (38,024)                  (1)
                               -----------        --------------   -----------------       -----------
  Total increase
    (decrease) in net
    assets...............          249,428             (77,755)           (12,232)                 776
NET ASSETS:
  Beginning of period....        2,661,229             580,931            172,861               39,842
                               -----------        --------------   -----------------       -----------
  End of period..........       $2,910,657         $   503,176        $   160,629           $   40,618
                               -----------        --------------   -----------------       -----------
                               -----------        --------------   -----------------       -----------

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996

                                 CALVERT
                           RESPONSIBLY INVESTED   INTERNATIONAL          SMALL             SMITH BARNEY
                            BALANCED PORTFOLIO    ADVISERS FUND      COMPANY FUND      DAILY DIVIDEND FUND
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT*          SUB-ACCOUNT
                           --------------------   --------------   -----------------   --------------------
OPERATIONS:
  Net investment income
    (loss)...............       $   29,407         $   644,546        $   (17,678)          $   22,053
  Capital gains income...          140,994             595,787           --                  --
  Net realized gain
    (loss) on security
    transactions.........            6,518              (3,562)               922            --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........           78,661             708,119             74,459            --
                               -----------        --------------   -----------------       -----------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........          255,580           1,944,890             57,703               22,053
                               -----------        --------------   -----------------       -----------
UNIT TRANSACTIONS:
  Purchases..............          501,957          10,618,419          4,333,960                   25
  Net transfers..........           86,346          10,257,798          9,203,248            --
  Surrenders.............          (81,242)           (609,471)           (48,819)             (10,494)
  Net annuity
    transactions.........          135,085             --                --                  --
                               -----------        --------------   -----------------       -----------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........          642,146          20,266,746         13,488,389              (10,469)
                               -----------        --------------   -----------------       -----------
  Total increase
    (decrease) in net
    assets...............          897,726          22,211,636         13,546,092               11,584
NET ASSETS:
  Beginning of period....        1,763,503           7,597,538           --                    569,347
                               -----------        --------------   -----------------       -----------
  End of period..........       $2,661,229         $29,809,174        $13,546,092           $  580,931
                               -----------        --------------   -----------------       -----------
                               -----------        --------------   -----------------       -----------

* From inception, August 9, 1996, to December 31, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 TCI                  TCI             FIDELITY VIP    FIDELITY VIP II    FIDELITY VIP II
                           ADVANTAGE FUND         GROWTH FUND        OVERSEAS FUND   ASSET MANAGER FUND  CONTRAFUND FUND
                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                          -----------------   --------------------   --------------  ------------------  ---------------
OPERATIONS:
  Net investment income
    (loss)...............     $  1,682             $   (6,761)         $   12,722        $   53,024        $   11,422
  Capital gains income...       10,139                 22,619              84,101           165,196           160,741
  Net realized gain
    (loss) on security
    transactions.........           89                 (3,791)                683               435               154
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........       (1,445)               (57,157)            120,729            (9,093)          713,593
                              --------            -----------        --------------  ------------------  ---------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........       10,465                (45,090)            218,235           209,562           885,910
                              --------            -----------        --------------  ------------------  ---------------
UNIT TRANSACTIONS:
  Purchases..............       29,516                144,253             113,306           196,494           711,643
  Net transfers..........       (7,598)                76,466             308,695           221,417         1,313,568
  Surrenders.............      (11,350)               (22,569)            (10,775)          (63,704)         (135,559)
  Net annuity
    transactions.........         (308)                  (235)            --               --                     453
                              --------            -----------        --------------  ------------------  ---------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....       10,260                197,915             411,226           354,207         1,890,105
                              --------            -----------        --------------  ------------------  ---------------
  Total increase
    (decrease) in net
    assets...............       20,725                152,825             629,461           563,769         2,776,015
NET ASSETS:
  Beginning of period....      172,595              1,138,990           1,060,589         1,834,015         6,671,595
                              --------            -----------        --------------  ------------------  ---------------
  End of period..........     $193,320             $1,291,815          $1,690,050        $2,397,784        $9,447,610
                              --------            -----------        --------------  ------------------  ---------------
                              --------            -----------        --------------  ------------------  ---------------

                                                  SMITH BARNEY
                            SMITH BARNEY      GOVERNMENT PORTFOLIO        TCI               TCI           FIDELITY VIP
                          APPRECIATION FUND         CLASS A          ADVANTAGE FUND     GROWTH FUND       OVERSEAS FUND
                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                          -----------------   --------------------   --------------  ------------------  ---------------
OPERATIONS:
  Net investment income
    (loss)...............     $ 15,035             $    1,646          $    5,374        $   86,878        $   (4,777)
  Capital gains income...      --                   --                    --               --                   4,080
  Net realized gain
    (loss) on security
    transactions.........          174              --                       (110)              527               985
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........       11,776              --                      4,528          (155,560)           77,918
                              --------            -----------        --------------  ------------------  ---------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........       26,985                  1,646               9,792           (68,155)           78,206
                              --------            -----------        --------------  ------------------  ---------------
UNIT TRANSACTIONS:
  Purchases..............      --                   --                     52,991           278,606           196,292
  Net transfers..........      --                   --                     63,519           248,714           626,400
  Surrenders.............       (2,558)                (4,273)               (218)          (13,223)          (27,202)
  Net annuity
    transactions.........      --                   --                       (410)             (374)          --
                              --------            -----------        --------------  ------------------  ---------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........       (2,558)                (4,273)            115,882           513,723           795,490
                              --------            -----------        --------------  ------------------  ---------------
  Total increase
    (decrease) in net
    assets...............       24,427                 (2,627)            125,674           445,568           873,696
NET ASSETS:
  Beginning of period....      148,434                 42,469              46,921           693,422           186,893
                              --------            -----------        --------------  ------------------  ---------------
  End of period..........     $172,861             $   39,842          $  172,595        $1,138,990        $1,060,589
                              --------            -----------        --------------  ------------------  ---------------
                              --------            -----------        --------------  ------------------  ---------------

                                                    BB&T
                              FIDELITY VIP       GROWTH AND
                              GROWTH FUND        INCOME FUND
                              SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------  ---------------
OPERATIONS:
  Net investment income
    (loss)...............      $      444        $      461
  Capital gains income...         217,749           --
  Net realized gain
    (loss) on security
    transactions.........           5,699           --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........         758,779            (2,749)
                           ------------------  ---------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........         982,671            (2,288)
                           ------------------  ---------------
UNIT TRANSACTIONS:
  Purchases..............         759,175           604,518
  Net transfers..........         299,499           --
  Surrenders.............        (269,298)          --
  Net annuity
    transactions.........           2,295           --
                           ------------------  ---------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....         791,671           604,518
                           ------------------  ---------------
  Total increase
    (decrease) in net
    assets...............       1,774,342           602,230
NET ASSETS:
  Beginning of period....       7,015,865           --
                           ------------------  ---------------
  End of period..........      $8,790,207        $  602,230
                           ------------------  ---------------
                           ------------------  ---------------

                            FIDELITY VIP II    FIDELITY VIP II  FIDELITY VIP
                           ASSET MANAGER FUND  CONTRAFUND FUND  GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  ---------------  ------------
OPERATIONS:
  Net investment income
    (loss)...............      $   14,241        $  (35,654)     $   10,178
  Capital gains income...        --                 --              115,329
  Net realized gain
    (loss) on security
    transactions.........             (71)             (377)         (6,795)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........         126,112           910,896         420,263
                           ------------------  ---------------  ------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........         140,282           874,865         538,975
                           ------------------  ---------------  ------------
UNIT TRANSACTIONS:
  Purchases..............         268,755           928,554       1,249,738
  Net transfers..........       1,181,511         3,162,455       3,357,091
  Surrenders.............         (95,811)         (279,972)       (334,425)
  Net annuity
    transactions.........        --                 --              --
                           ------------------  ---------------  ------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........       1,354,455         3,811,037       4,272,404
                           ------------------  ---------------  ------------
  Total increase
    (decrease) in net
    assets...............       1,494,737         4,685,902       4,811,379
NET ASSETS:
  Beginning of period....         339,278         1,985,693       2,204,486
                           ------------------  ---------------  ------------
  End of period..........      $1,834,015        $6,671,595      $7,015,865
                           ------------------  ---------------  ------------
                           ------------------  ---------------  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------

 HARTFORD LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 1997 (UNAUDITED)

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account with Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the Funds) as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investment in shares of the Hartford, Smith Barney, TCI, Fidelity and Calvert Responsibily Invested Series mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets.

    b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

 4.  HARTFORD U.S. GOVERNMENT MONEY MARKET FUND:

    On June 27, 1997, the Hartford U.S. Government Money Market Fund was merged with the HVA Money Market Fund. Accordingly, all contract owner account values held in the Hartford U.S. Government Money Market Fund were exchanged for equivalent account values of HVA Money Market Fund on June 27, 1997.

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Hartford Life Insurance Company
Separate Account Two and to the
Owners of Units of Interest Therein:



We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Separate Account Two (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Separate Account Two as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.



                                         ARTHUR ANDERSEN LLP


Hartford, Connecticut
February 14, 1997

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Two


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996



                                                            MONEY
                            BOND FUND      STOCK FUND    MARKET FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------  ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                           209,901,213
    Cost                            $213,818,503
    Market Value.........  $209,731,192        --             --
  Hartford Stock Fund,
   Inc.
    Shares                           325,077,171
    Cost                            $942,043,980
    Market Value.........       --       $1,346,700,441       --
  HVA Money Market Fund,
   Inc.
    Shares                           282,828,485
    Cost                            $282,828,485
    Market Value.........       --             --        $282,828,485
  Hartford Advisers Fund,
   Inc.
    Shares                         1,337,021,547
    Cost                          $2,233,276,156
    Market Value.........       --             --             --
  Hartford U.S.
   Government Money
   Market Fund, Inc.
    Shares                             1,592,137
    Cost                              $1,592,137
    Market Value.........       --             --             --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                           366,806,192
    Cost                          $1,062,106,327
    Market Value.........       --             --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                           189,233,708
    Cost                            $203,956,416
    Market Value.........       --             --             --
  Hartford Index Fund,
   Inc.
    Shares                           111,179,449
    Cost                            $184,665,755
    Market Value.........       --             --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                           291,990,802
    Cost                            $336,561,408
    Market Value.........       --             --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                           209,596,491
    Cost                            $268,301,179
    Market Value.........       --             --             --
  Due from Hartford Life
   Insurance Company.....       389,971        --           1,275,023
  Receivable from fund
   shares sold...........       --            1,214,364       --
                           ------------  --------------  ------------
  Total Assets...........   210,121,163   1,347,914,805   284,103,508
                           ------------  --------------  ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --            1,203,942       --
  Payable for fund shares
   purchased.............       391,131        --           1,269,939
                           ------------  --------------  ------------
  Total Liabilities......       391,131       1,203,942     1,269,939
                           ------------  --------------  ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $209,730,032  $1,346,710,863  $282,833,569
                           ------------  --------------  ------------
                           ------------  --------------  ------------


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                      MORTGAGE                    INTERNATIONAL
                                             U.S. GOVERNMENT          CAPITAL        SECURITIES                   OPPORTUNITIES
                           ADVISERS FUND    MONEY MARKET FUND    APPRECIATION FUND      FUND        INDEX FUND        FUND
                            SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                           209,901,213
    Cost                            $213,818,503
    Market Value.........       --               --                    --                --             --            --
  Hartford Stock Fund,
   Inc.
    Shares                           325,077,171
    Cost                            $942,043,980
    Market Value.........       --               --                    --                --             --            --
  HVA Money Market Fund,
   Inc.
    Shares                           282,828,485
    Cost                            $282,828,485
    Market Value.........       --               --                    --                --             --            --
  Hartford Advisers Fund,
   Inc.
    Shares                         1,337,021,547
    Cost                          $2,233,276,156
    Market Value.........  $2,900,708,354        --                    --                --             --            --
  Hartford U.S.
   Government Money
   Market Fund, Inc.
    Shares                             1,592,137
    Cost                              $1,592,137
    Market Value.........       --             $1,592,137              --                --             --            --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                           366,806,192
    Cost                          $1,062,106,327
    Market Value.........       --               --               $1,435,800,482         --             --            --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                           189,233,708
    Cost                            $203,956,416
    Market Value.........       --               --                    --           $199,787,272        --            --
  Hartford Index Fund,
   Inc.
    Shares                           111,179,449
    Cost                            $184,665,755
    Market Value.........       --               --                    --                --        $264,803,879       --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                           291,990,802
    Cost                            $336,561,408
    Market Value.........       --               --                    --                --             --        $410,796,017
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                           209,596,491
    Cost                            $268,301,179
    Market Value.........       --               --                    --                --             --            --
  Due from Hartford Life
   Insurance Company.....       --               --                    --                --             --            --
  Receivable from fund
   shares sold...........           7,791           3,686                505,615           6,461        195,459        294,275
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------
  Total Assets...........   2,900,716,145       1,595,823          1,436,306,097     199,793,733    264,999,338    411,090,292
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           9,064           3,303                505,676           2,327        196,318        294,299
  Payable for fund shares
   purchased.............       --               --                    --                --             --            --
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------
  Total Liabilities......           9,064           3,303                505,676           2,327        196,318        294,299
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $2,900,707,081      $1,592,520         $1,435,800,421    $199,791,406   $264,803,020   $410,795,993
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------


                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Stock Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  HVA Money Market Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Advisers Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford U.S.
   Government Money
   Market Fund, Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Capital
   Appreciation Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Mortgage
   Securities Fund, Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Index Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford International
   Opportunities Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Dividend and
   Growth Fund, Inc.

    Shares

    Cost
    Market Value.........  $324,333,800
  Due from Hartford Life
   Insurance Company.....      278,410
  Receivable from fund
   shares sold...........      --
                           ------------
  Total Assets...........  324,612,210
                           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............      278,289
                           ------------
  Total Liabilities......      278,289
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $324,333,921
                           ------------
                           ------------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT TWO


STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1996



                               CALVERT
                             RESPONSIBLY
                              INVESTED
                              BALANCED       INTERNATIONAL       SMALL            SMITH BARNEY
                              PORTFOLIO      ADVISERS FUND   COMPANY FUND    CASH PORTFOLIO CLASS A
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------   -------------   -------------   ----------------------
ASSETS:
Investments:
  Calvert Responsibly
   Invested Balanced
   Portfolio
    Shares                          1,499,952
    Cost                          $ 2,391,011
    Market Value.........    $2,660,914           --              --               --
  Hartford International
   Advisers Fund, Inc.
    Shares                         25,549,431
    Cost                          $28,919,492
    Market Value.........       --            $29,805,457         --               --
  Hartford Small Company
   Fund, Inc.
    Shares                         12,669,842
    Cost                          $13,471,629
    Market Value.........       --                --          $13,546,087          --
  Smith Barney Cash
   Portfolio Class A
    Shares                            580,242
    Cost                          $  580,242
    Market Value.........       --                --              --               $580,243
  Smith Barney
   Appreciation Fund,
   Inc.
    Shares                             13,454
    Cost                          $   98,474
    Market Value.........       --                --              --               --
  Smith Barney Government
   Portfolio Class A
    Shares                             39,801
    Cost                          $   39,801
    Market Value.........       --                --              --               --
  TCI Advantage Fund
    Shares                             27,440
    Cost                          $  166,872
    Market Value.........       --                --              --               --
  TCI Growth Fund
    Shares                            111,230
    Cost                          $ 1,287,905
    Market Value.........       --                --              --               --
  Fidelity VIP Overseas
   Portfolio
    Shares                             56,298
    Cost                          $  979,269
    Market Value.........       --                --              --               --
  Fidelity VIP II Asset
   Manager Portfolio
    Shares                            108,305
    Cost                          $ 1,688,636
    Market Value.........       --                --              --               --
  Fidelity VIP II
   Contrafund Portfolio
    Shares                            402,873
    Cost                          $ 5,743,454
    Market Value.........       --                --              --               --
  Fidelity VIP Growth
   Portfolio
    Shares                            225,301
    Cost                          $ 6,630,047
    Market Value.........       --                --              --               --
  Dividends receivable...       --                --              --                    689
  Due from Hartford Life
   Insurance Company.....        20,342           233,723         306,594          --
  Receivable from fund
   shares sold...........       --                --              --                  1,097
                           ---------------   -------------   -------------         --------
  Total Assets...........     2,681,256        30,039,180      13,852,681           582,029
                           ---------------   -------------   -------------         --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                --              --                  1,098
  Payable for fund shares
   purchased.............        20,027           230,006         306,589          --
                           ---------------   -------------   -------------         --------
  Total Liabilities......        20,027           230,006         306,589             1,098
                           ---------------   -------------   -------------         --------
  Net Assets (variable
   annuity contract
   liabilities)..........    $2,661,229       $29,809,174     $13,546,092          $580,931
                           ---------------   -------------   -------------         --------
                           ---------------   -------------   -------------         --------


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                           SMITH BARNEY        SMITH BARNEY                                            FIDELITY VIP
                           APPRECIATION    GOVERNMENT PORTFOLIO          TCI                TCI          OVERSEAS
                               FUND              CLASS A            ADVANTAGE FUND      GROWTH FUND     PORTFOLIO
                            SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                          ---------------  --------------------   ------------------  ---------------  ------------
ASSETS:
Investments:
  Calvert Responsibly
   Invested Balanced
   Portfolio
    Shares                          1,499,952
    Cost                          $ 2,391,011
    Market Value.........     --                 --                     --                  --            --
  Hartford International
   Advisers Fund, Inc.
    Shares                         25,549,431
    Cost                          $28,919,492
    Market Value.........     --                 --                     --                  --            --
  Hartford Small Company
   Fund, Inc.
    Shares                         12,669,842
    Cost                          $13,471,629
    Market Value.........     --                 --                     --                  --            --
  Smith Barney Cash
   Portfolio Class A
    Shares                            580,242
    Cost                          $  580,242
    Market Value.........     --                 --                     --                  --            --
  Smith Barney
   Appreciation Fund,
   Inc.
    Shares                             13,454
    Cost                          $   98,474
    Market Value.........  $  172,850            --                     --                  --            --
  Smith Barney Government
   Portfolio Class A
    Shares                             39,801
    Cost                          $   39,801
    Market Value.........     --                $   39,801              --                  --            --
  TCI Advantage Fund
    Shares                             27,440
    Cost                          $  166,872
    Market Value.........     --                 --                  $    172,596           --            --
  TCI Growth Fund
    Shares                            111,230
    Cost                          $ 1,287,905
    Market Value.........     --                 --                     --              $  1,138,990      --
  Fidelity VIP Overseas
   Portfolio
    Shares                             56,298
    Cost                          $  979,269
    Market Value.........     --                 --                     --                  --         $1,060,645
  Fidelity VIP II Asset
   Manager Portfolio
    Shares                            108,305
    Cost                          $ 1,688,636
    Market Value.........     --                 --                     --                  --            --
  Fidelity VIP II
   Contrafund Portfolio
    Shares                            402,873
    Cost                          $ 5,743,454
    Market Value.........     --                 --                     --                  --            --
  Fidelity VIP Growth
   Portfolio
    Shares                            225,301
    Cost                          $ 6,630,047
    Market Value.........     --                 --                     --                  --            --
  Dividends receivable...     --                        56              --                  --            --
  Due from Hartford Life
   Insurance Company.....     --                 --                           113              1,084         318
  Receivable from fund
   shares sold...........         123                   17              --                  --            --
                          ---------------          -------               --------     ---------------  ------------
  Total Assets...........     172,973               39,874                172,709          1,140,074   1,060,963
                          ---------------          -------               --------     ---------------  ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         112                   32              --                  --            --
  Payable for fund shares
   purchased.............     --                 --                           114              1,084         374
                          ---------------          -------               --------     ---------------  ------------
  Total Liabilities......         112                   32                    114              1,084         374
                          ---------------          -------               --------     ---------------  ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $  172,861           $   39,842           $    172,595       $  1,138,990   $1,060,589
                          ---------------          -------               --------     ---------------  ------------
                          ---------------          -------               --------     ---------------  ------------

                                              FIDELITY VIP
                            FIDELITY VIP II        II        FIDELITY VIP
                             ASSET MANAGER     CONTRAFUND       GROWTH
                               PORTFOLIO        PORTFOLIO      PORTFOLIO
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -------------  -------------
ASSETS:
Investments:
  Calvert Responsibly
   Invested Balanced
   Portfolio

    Shares

    Cost
    Market Value.........        --                --             --
  Hartford International
   Advisers Fund, Inc.

    Shares

    Cost
    Market Value.........        --                --             --
  Hartford Small Company
   Fund, Inc.

    Shares

    Cost
    Market Value.........        --                --             --
  Smith Barney Cash
   Portfolio Class A

    Shares

    Cost
    Market Value.........        --                --             --
  Smith Barney
   Appreciation Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                --             --
  Smith Barney Government
   Portfolio Class A

    Shares

    Cost
    Market Value.........        --                --             --
  TCI Advantage Fund

    Shares

    Cost
    Market Value.........        --                --             --
  TCI Growth Fund

    Shares

    Cost
    Market Value.........        --                --             --
  Fidelity VIP Overseas
   Portfolio

    Shares

    Cost
    Market Value.........        --                --             --
  Fidelity VIP II Asset
   Manager Portfolio

    Shares

    Cost
    Market Value.........    $  1,833,607          --             --
  Fidelity VIP II
   Contrafund Portfolio

    Shares

    Cost
    Market Value.........        --           $  6,671,576        --
  Fidelity VIP Growth
   Portfolio

    Shares

    Cost
    Market Value.........        --                --        $  7,015,865
  Dividends receivable...        --                --             --
  Due from Hartford Life
   Insurance Company.....           1,331            7,363          5,867
  Receivable from fund
   shares sold...........        --                --             --
                           -----------------  -------------  -------------
  Total Assets...........       1,834,938        6,678,939      7,021,732
                           -----------------  -------------  -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                --             --
  Payable for fund shares
   purchased.............             923            7,344          5,867
                           -----------------  -------------  -------------
  Total Liabilities......             923            7,344          5,867
                           -----------------  -------------  -------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $  1,834,015     $  6,671,595   $  7,015,865
                           -----------------  -------------  -------------
                           -----------------  -------------  -------------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Two


STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1996



                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION
  PERIOD:
 INDIVIDUAL SUB-ACCOUNTS:
   Bond Fund Qualified 1.00%.......................       286,137   $3.705223  $    1,060,201
   Bond Fund Non-Qualified 1.00%...................     2,004,675    3.648889       7,314,837
   Bond Fund 1.25%.................................    96,857,176    1.922173     186,176,248
   Bond Fund .25%..................................        58,462    1.279841          74,822
   Stock Fund Qualified 1.00%......................       829,845    6.828860       5,666,897
   Stock Fund Non-Qualified 1.00%..................     3,406,617    6.529899      22,244,866
   Stock Fund 1.25%................................   333,175,709    3.546656   1,181,659,627
   Stock Fund .25%.................................     1,094,565    1.863616       2,039,847
   Money Market Fund Qualified 1.00%...............     1,361,999    2.465145       3,357,527
   Money Market Fund Non-Qualified 1.00%...........    13,210,943    2.466312      32,582,307
   Money Market Fund 1.25%.........................   151,978,017    1.586516     241,115,556
   Money Market Fund .25%..........................       107,272    1.177980         126,364
   Advisers Fund Qualified 1.00%...................     3,530,743    4.341094      15,327,287
   Advisers Fund Non-Qualified 1.00%...............    12,468,636    4.341094      54,127,522
   Advisers Fund 1.25%.............................   953,997,531    2.905301   2,771,649,980
   Advisers Fund .25%..............................     1,035,316    1.620437       1,677,664
   U.S. Government Money Market Fund Qualified
    1.00%..........................................        13,096    1.964748          25,730
   U.S. Government Money Market Fund 1.25%.........        46,108    1.520714          70,117
   Capital Appreciation Fund Qualified 1.00%.......       887,736    6.732095       5,976,324
   Capital Appreciation Fund Non-Qualified 1.00%...     2,634,097    6.728893      17,724,557
   Capital Appreciation Fund 1.25%.................   330,579,796    4.010163   1,325,678,867
   Capital Appreciation Growth Fund .25%...........     2,393,968    1.929665       4,619,555
   Mortgage Securities Fund Qualified 1.00%........       754,527    2.494635       1,882,270
   Mortgage Securities Fund Non-Qualified 1.00%....     8,165,242    2.494635      20,369,299
   Mortgage Securities Fund 1.25%..................    89,097,727    1.948580     173,614,049
   Mortgage Securities Fund .25%...................        16,088    1.259955          20,270
   Index Fund 1.00%................................        38,885    1.121353          43,604
   Index Fund Non-Qualified 1.00%..................       105,698    1.121353         118,525
   Index Fund 1.25%................................    87,611,122    2.845170     249,268,537
   Index Fund .25%.................................       208,930    1.823336         380,949
   International Opportunities Fund Qualified
    1.00%..........................................       374,127    1.506694         563,694
   International Opportunities Fund Non-Qualified
    1.00%..........................................     1,951,162    1.506641       2,939,701
   International Opportunities Fund 1.25%..........   266,961,904    1.482397     395,743,525
   International Opportunities Fund .25%...........       796,396    1.658799       1,321,061
   Dividend and Growth Fund Qualified 1.00%........       291,489    1.661695         484,366
   Dividend and Growth Fund Non-Qualified 1.00%....     1,241,381    1.661695       2,062,797
   Dividend and Growth Fund 1.25%..................   190,957,704    1.650056     315,090,906
   Dividend and Growth Fund .25%...................       278,866    1.697062         473,253
   International Advisers Fund 1.00%...............        18,539    1.271482          23,572


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 INDIVIDUAL SUB-ACCOUNTS -- (CONTINUED)
   International Advisers Fund Non-Qualified
    1.00%..........................................       347,573   $1.271482  $      441,933
   International Advisers Fund 1.25%...............    23,174,203    1.265665      29,330,778
   International Advisers Fund .25%................        10,000    1.289112          12,891
   Hartford Small Company Fund 1.00%...............        10,000    1.067381          10,674
   Hartford Small Company Fund Non-Qualified
    1.00%..........................................       109,746    1.067381         117,140
   Hartford Small Company Fund 1.25%...............    12,562,718    1.066345      13,396,192
   Hartford Small Company Fund .25%................        20,632    1.070487          22,086
   Smith Barney Cash Portfolio Class A Qualified
    1.00%..........................................        78,105    2.668734         208,440
   Smith Barney Cash Portfolio Class A
    Non-Qualified 1.00%............................       134,883    2.761578         372,491
   Smith Barney Appreciation Fund, Inc. Qualified
    1.00%..........................................        23,313    7.414916         172,861
   Smith Barney Government Portfolio Class A
    Qualified 1.00%................................        16,556    2.406571          39,842
                                                                               --------------
   Sub-total Individual Sub-Accounts...............                             7,088,822,408
                                                                               --------------
 GROUP SUB-ACCOUNTS:
   Bond Fund Qualified 1.00% QP....................     1,156,525    4.339730       5,019,007
   Bond Fund 1.25% DCII............................     1,655,052    4.186875       6,929,497
   Bond Fund .15% DCII.............................       305,789    3.988350       1,219,594
   Stock Fund Qualified 1.00% QP...................     3,371,997   11.419696      38,507,182
   Stock Fund Qualified .825% QP...................     1,236,665    9.187655      11,362,056
   Stock Fund Non-Qualified 1.00% NQ...............        84,854    8.960086         760,298
   Stock Fund Non-Qualified .825% NQ...............       789,689    9.203794       7,268,133
   Stock Fund 1.25% DCII...........................     4,885,027   11.016763      53,817,180
   Stock Fund .15% DCII............................       873,948    8.647926       7,557,838
   Money Market Fund Qualified .375% QP............         2,493    3.094168           7,714
   Money Market Fund 1.25% DCII....................     1,332,772    2.724852       3,631,605
   Money Market Fund .15% DCII.....................       321,329    2.679247         860,920
   Advisers Fund 1.25% DCII........................    10,504,581    4.201072      44,130,500
   Advisers Fund .15% DCII.........................       603,382    4.875465       2,941,770
   U.S. Government Money Market Fund 1.25% DCII....       586,557    1.898594       1,113,633
   U.S. Government Money Market Fund .15% DCII.....        54,540    2.211389         120,609
   Capital Appreciation Fund 1.25% DCII............    10,979,149    6.532522      71,721,533
   Capital Appreciation Fund .15% DCII.............       783,105    7.500897       5,873,989
   Mortgage Securities Fund 1.25% DCII.............     1,140,765    2.421049       2,761,848
   Mortgage Securities Fund .15% DCII..............       143,045    2.761199         394,976
   Index Fund 1.25% DCII...........................     4,377,886    2.848016      12,468,289
   Index Fund .15% DCII............................       354,223    3.118020       1,104,474
   International Opportunities Fund 1.25% DCII.....     5,995,783    1.482607       8,889,390
   International Opportunities Fund .15% DCII......       437,734    1.592168         696,947
   Dividend and Growth Fund........................     3,874,337    1.484086       5,749,849
   Calvert Responsibly Invested Balanced Portfolio
    1.25% DCII.....................................     1,192,706    2.020652       2,410,043

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT TWO


STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1996


                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 GROUP SUB-ACCOUNTS -- (CONTINUED)
   TCI Advantage Portfolio.........................       144,148   $1.134354  $      163,515
   TCI Growth Fund Portfolio.......................     1,107,888    1.021217       1,131,394
   Fidelity VIP Overseas Portfolio.................       920,778    1.151840       1,060,589
   Fidelity VIP II Asset Manager Portfolio.........     1,491,046    1.230019       1,834,015
   Fidelity VIP II Contrafund Portfolio............     5,069,393    1.316054       6,671,595
   Fidelity VIP II Growth Portfolio................     5,773,053    1.215278       7,015,865
                                                                               --------------
   Sub-total Group Sub-Accounts....................                               315,195,847
                                                                               --------------
 TOTAL ACCUMULATION PERIOD.........................                             7,404,018,255
                                                                               --------------
 ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
 INDIVIDUAL SUB-ACCOUNTS:
   Bond Fund Non-Qualified 1.00%...................            27    3.648889              99
   Bond Fund 1.25%.................................       183,085    1.922173         351,921
   Stock Fund Non-Qualified 1.00%..................         9,504    6.529899          62,059
   Stock Fund 1.25%................................       305,133    3.546656       1,082,200
   Money Market Fund Qualified 1.00%...............        12,037    2.465145          29,672
   Money Market Fund Non-Qualified 1.00%...........        90,874    2.466312         224,124
   Money Market Fund 1.25%.........................       293,556    1.586516         465,731
   Advisers Fund Qualified 1.00%...................         4,038    4.341094          17,529
   Advisers Fund Non-Qualified 1.00%...............        61,575    4.341094         267,305
   Advisers Fund 1.25%.............................       863,489    2.905301       2,508,695
   U.S. Government Money Market Fund Qualified
    1.00%..........................................        10,951    1.964748          21,515
   Capital Appreciation Fund Non-Qualified 1.00%...         3,442    6.728893          23,158
   Capital Appreciation Fund 1.25%.................       150,348    4.010163         602,921
   Mortgage Securities Fund Non-Qualified 1.00%....        80,072    2.494635         199,751
   Mortgage Securities Fund 1.25%..................        81,728    1.948580         159,253
   Index Fund 1.25%................................        53,288    2.845170         151,614
   International Opportunities Fund 1.25%..........       184,639    1.482397         273,708
   Dividend and Growth Fund 1.25%..................       120,079    1.650056         198,136
                                                                               --------------
   Sub-total Individual Sub-Accounts...............                                 6,639,391
                                                                               --------------
 GROUP SUB-ACCOUNTS:
   Bond Fund Qualified 1.00% QP....................        68,667    4.339730         297,996
   Bond Fund 1.25% DCII............................       290,717    4.186875       1,217,195
   Bond Fund 1.00% DCII............................        11,681    4.322597          50,493
   Bond Fund .15% DCII.............................         4,544    3.988350          18,122
   Stock Fund Qualified 1.00% QP...................       228,666   11.419696       2,611,302
   Stock Fund Qualified .825% QP...................        50,529    9.187655         464,243
   Stock Fund Non-Qualified 1.00% NQ...............           569    8.960086           5,099
   Stock Fund Non-Qualified .825% NQ...............        50,740    9.203794         467,004


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 GROUP SUB-ACCOUNTS -- (CONTINUED)
   Stock Fund 1.25% DCII...........................       997,034   $11.016763 $   10,984,089
   Stock Fund 1.00% DCII...........................         3,994   11.383947          45,472
   Stock Fund .15% DCII............................        12,196    8.647926         105,471
   Money Market Fund 1.25% DCII....................       158,559    2.724852         432,049
   Advisers Fund 1.25% DCII........................     1,889,915    4.201072       7,939,668
   Advisers Fund .15% DCII.........................        24,441    4.875465         119,161
   U.S. Government Money Market Fund 1.25% DCII....       126,892    1.898594         240,916
   Capital Appreciation Fund 1.25% DCII............       537,157    6.532522       3,508,989
   Capital Appreciation Fund .15% DCII.............         9,403    7.500897          70,528
   Mortgage Securities Fund 1.25% DCII.............       160,959    2.421049         389,689
   Index Fund 1.25% DCII...........................       440,396    2.848016       1,254,255
   Index Fund .15% DCII............................         4,097    3.118020          12,773
   International Opportunities Fund 1.25% DCII.....       227,628    1.482607         337,483
   International Opportunities Fund .15% DCII......        19,146    1.592168          30,484
   Dividend and Growth Fund........................       185,039    1.484086         274,614
   Calvert Responsibly Invested Balanced Portfolio
    1.25% DCII.....................................       124,309    2.020652         251,186
   TCI Advantage Fund..............................         8,005    1.134354           9,080
   TCI Growth Fund.................................         7,438    1.021217           7,596
                                                                               --------------
   Sub-total Group Sub-Accounts....................                                31,144,957
                                                                               --------------
 TOTAL ANNUITY PERIOD..............................                                37,784,348
                                                                               --------------
 GRAND TOTAL.......................................                            $7,441,802,603
                                                                               --------------
                                                                               --------------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Two


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                           MONEY
                            BOND FUND      STOCK FUND   MARKET FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------   ------------  -----------
INVESTMENT INCOME:
  Dividends..............  $ 12,893,843   $ 18,086,005  $12,430,899
EXPENSES:
  Mortality and expense
   undertakings..........    (2,481,229)   (13,978,363)  (2,990,459)
                           ------------   ------------  -----------
    Net investment income
     (loss)..............    10,412,614      4,107,642    9,440,440
                           ------------   ------------  -----------
CAPITAL GAINS INCOME.....       --          41,100,004      --
                           ------------   ------------  -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (262,277)     3,161,056      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (5,517,884)   189,613,138      --
                           ------------   ------------  -----------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    (5,780,161)   192,774,194      --
                           ------------   ------------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $  4,632,453   $237,981,840  $ 9,440,440
                           ------------   ------------  -----------
                           ------------   ------------  -----------


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             U.S. GOVERNMENT           CAPITAL           MORTGAGE
                           ADVISERS FUND    MONEY MARKET FUND     APPRECIATION FUND   SECURITIES FUND
                            SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                           -------------   --------------------   -----------------   ---------------
INVESTMENT INCOME:
  Dividends..............  $  75,797,664         $ 73,159           $  8,578,529        $13,309,238
EXPENSES:
  Mortality and expense
   undertakings..........    (32,375,755)         (17,750)           (15,329,687)        (2,542,139)
                           -------------         --------         -----------------   ---------------
    Net investment income
     (loss)..............     43,421,909           55,409             (6,751,158)        10,767,099
                           -------------         --------         -----------------   ---------------
CAPITAL GAINS INCOME.....     53,115,059         --                   70,324,118           --
                           -------------         --------         -----------------   ---------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      1,874,522         --                    2,065,427           (435,741)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    276,364,776         --                  154,074,827         (2,844,443)
                           -------------         --------         -----------------   ---------------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    278,239,298         --                  156,140,254         (3,280,184)
                           -------------         --------         -----------------   ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 374,776,266         $ 55,409           $219,713,214        $ 7,486,915
                           -------------         --------         -----------------   ---------------
                           -------------         --------         -----------------   ---------------

                                           INTERNATIONAL      DIVIDEND AND
                            INDEX FUND   OPPORTUNITIES FUND   GROWTH FUND
                           SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  ------------------   ------------
INVESTMENT INCOME:
  Dividends..............  $  4,491,244     $ 7,252,292       $  5,391,238
EXPENSES:
  Mortality and expense
   undertakings..........    (2,695,725)     (4,681,021)        (2,723,447)
                           ------------  ------------------   ------------
    Net investment income
     (loss)..............     1,795,519       2,571,271          2,667,791
                           ------------  ------------------   ------------
CAPITAL GAINS INCOME.....     3,292,866       9,589,596          2,810,352
                           ------------  ------------------   ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       140,503          91,466             (3,931)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    36,167,970      28,439,913         38,471,770
                           ------------  ------------------   ------------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    36,308,473      28,531,379         38,467,839
                           ------------  ------------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 41,396,858     $40,692,246       $ 43,945,982
                           ------------  ------------------   ------------
                           ------------  ------------------   ------------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT TWO


STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996



                                 CALVERT                                                  SMITH BARNEY
                           RESPONSIBLY INVESTED   INTERNATIONAL         SMALL            CASH PORTFOLIO
                            BALANCED PORTFOLIO    ADVISERS FUND      COMPANY FUND            CLASS A
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT*          SUB-ACCOUNT
                           --------------------   -------------   ------------------   -------------------
INVESTMENT INCOME:
  Dividends..............        $ 57,279          $  879,182          $ 9,954               $27,809
EXPENSES:
  Mortality and expense
   undertakings..........         (27,872)           (234,636)         (27,632)               (5,756)
                                 --------         -------------        -------               -------
    Net investment income
     (loss)..............          29,407             644,546          (17,678)               22,053
                                 --------         -------------        -------               -------
CAPITAL GAINS INCOME.....         140,994             595,787          --                   --
                                 --------         -------------        -------               -------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           6,518              (3,562)             922              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          78,661             708,119           74,459              --
                                 --------         -------------        -------               -------
    Net realized and
     unrealized gain
     (loss) on
     investments.........          85,179             704,557           75,381              --
                                 --------         -------------        -------               -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $255,580          $1,944,890          $57,703               $22,053
                                 --------         -------------        -------               -------
                                 --------         -------------        -------               -------



* From inception, August 9, 1996, to December 31, 1996.


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                               SMITH BARNEY
                                                GOVERNMENT                                  FIDELITY VIP    FIDELITY VIP II
                            SMITH BARNEY        PORTFOLIO           TCI            TCI        OVERSEAS       ASSET MANAGER
                          APPRECIATION FUND      CLASS A       ADVANTAGE FUND  GROWTH FUND    PORTFOLIO        PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------   --------------   --------------  -----------  -------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $16,634            $2,077           $6,903       $ 100,570      $ 3,709          $ 27,849
EXPENSES:
  Mortality and expense
   undertakings..........       (1,599)             (431)          (1,529)        (13,692)      (8,486)          (13,608)
                               -------            ------           ------      -----------  -------------       --------
    Net investment income
     (loss)..............       15,035             1,646            5,374          86,878       (4,777)           14,241
                               -------            ------           ------      -----------  -------------       --------
CAPITAL GAINS INCOME.....      --                 --               --              --            4,080          --
                               -------            ------           ------      -----------  -------------       --------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          174            --                 (110)            527          985               (71)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       11,776            --                4,528        (155,560)      77,918           126,112
                               -------            ------           ------      -----------  -------------       --------
    Net realized and
     unrealized gain
     (loss) on
     investments.........       11,950            --                4,418        (155,033)      78,903           126,041
                               -------            ------           ------      -----------  -------------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $26,985            $1,646           $9,792       $ (68,155)     $78,206          $140,282
                               -------            ------           ------      -----------  -------------       --------
                               -------            ------           ------      -----------  -------------       --------

                                             FIDELITY
                           FIDELITY VIP II      VIP
                             CONTRAFUND       GROWTH
                              PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
INVESTMENT INCOME:
  Dividends..............     $ 21,249       $ 73,883
EXPENSES:
  Mortality and expense
   undertakings..........      (56,903)       (63,705)
                           ---------------  -----------
    Net investment income
     (loss)..............      (35,654)        10,178
                           ---------------  -----------
CAPITAL GAINS INCOME.....      --             115,329
                           ---------------  -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (377)        (6,795)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      910,896        420,263
                           ---------------  -----------
    Net realized and
     unrealized gain
     (loss) on
     investments.........      910,519        413,468
                           ---------------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $874,865       $538,975
                           ---------------  -----------
                           ---------------  -----------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Two


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                             MONEY
                            BOND FUND      STOCK FUND     MARKET FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $ 10,412,614  $    4,107,642  $   9,440,440
  Capital gains income...       --           41,100,004       --
  Net realized gain
   (loss) on security
   transactions..........      (262,277)      3,161,056       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (5,517,884)    189,613,138       --
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     4,632,453     237,981,840      9,440,440
                           ------------  --------------  -------------
UNIT TRANSACTIONS:
  Purchases..............    27,446,873     174,128,189     70,557,174
  Net transfers..........   (16,819,459)     27,816,288     67,229,895
  Surrenders.............   (16,860,465)    (57,921,128)   (52,794,253)
  Net annuity
   transactions..........       (32,192)       (176,096)      (239,109)
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (6,265,243)    143,847,253     84,753,707
                           ------------  --------------  -------------
  Total increase
   (decrease) in net
   assets................    (1,632,790)    381,829,093     94,194,147
NET ASSETS:
  Beginning of period....   211,362,822     964,881,770    188,639,422
                           ------------  --------------  -------------
  End of period..........  $209,730,032  $1,346,710,863  $ 282,833,569
                           ------------  --------------  -------------
                           ------------  --------------  -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995

                                                             MONEY
                            BOND FUND      STOCK FUND     MARKET FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  9,356,706  $    8,102,133  $   9,540,693
  Capital gains income...       --           26,305,598       --
  Net realized gain
   (loss) on security
   transactions..........       117,877       2,168,121       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    18,122,724     184,154,644       --
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    27,597,307     220,730,496      9,540,693
                           ------------  --------------  -------------
UNIT TRANSACTIONS:
  Purchases..............    18,860,293     101,236,958     48,515,026
  Net transfers..........    17,461,966      34,337,542    (83,703,644)
  Surrenders.............   (12,010,919)    (38,089,217)   (27,263,647)
  Net annuity
   transactions..........       (33,972)        563,526       (138,249)
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    24,277,368      98,048,809    (62,590,514)
                           ------------  --------------  -------------
  Total increase
   (decrease) in net
   assets................    51,874,675     318,779,305    (53,049,821)
NET ASSETS:
  Beginning of period....   159,488,147     646,102,465    241,689,243
                           ------------  --------------  -------------
  End of period..........  $211,362,822  $  964,881,770  $ 188,639,422
                           ------------  --------------  -------------
                           ------------  --------------  -------------


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            U.S. GOVERNMENT         CAPITAL         MORTGAGE                     INTERNATIONAL
                           ADVISERS FUND   MONEY MARKET FUND   APPRECIATION FUND SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                          --------------- -------------------- ----------------- --------------- ------------- ------------------
OPERATIONS:
  Net investment income
   (loss)................ $    43,421,909      $   55,409       $   (6,751,158)   $ 10,767,099   $   1,795,519    $  2,571,271
  Capital gains income...      53,115,059       --                  70,324,118        --             3,292,866       9,589,596
  Net realized gain
   (loss) on security
   transactions..........       1,874,522       --                   2,065,427        (435,741)        140,503          91,466
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     276,364,776       --                 154,074,827      (2,844,443)     36,167,970      28,439,913
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     374,776,266          55,409          219,713,214       7,486,915      41,396,858      40,692,246
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
UNIT TRANSACTIONS:
  Purchases..............     322,583,889         216,658          200,411,434       9,051,920      47,675,352      43,044,896
  Net transfers..........      (3,947,049)        (124,960)            495,679     (19,016,015)     21,152,822      20,223,935
  Surrenders.............    (150,653,853)         (77,729)        (60,449,676)    (19,091,976)    (10,892,469)     (21,614,763)
  Net annuity
   transactions..........         730,038         (18,734)             658,118         (55,176)         75,085         141,714
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     168,713,025          (4,765)         141,115,555     (29,111,247)     58,010,790      41,795,782
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  Total increase
   (decrease) in net
   assets................     543,489,291          50,644          360,828,769     (21,624,332)     99,407,648      82,488,028
NET ASSETS:
  Beginning of period....   2,357,217,790       1,541,876        1,074,971,652     221,415,738     165,395,372     328,307,965
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  End of period.......... $ 2,900,707,081      $1,592,520       $1,435,800,421    $199,791,406   $ 264,803,020    $410,795,993
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
                          ---------------     -----------      ----------------- --------------- ------------- ------------------

                                            U.S. GOVERNMENT         CAPITAL         MORTGAGE                     INTERNATIONAL
                           ADVISERS FUND   MONEY MARKET FUND   APPRECIATION FUND SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                          --------------- -------------------- ----------------- --------------- ------------- ------------------
OPERATIONS:
  Net investment income
   (loss)................ $    47,996,996      $   56,945       $   (2,372,963)   $ 11,548,045   $   1,542,554    $  1,106,594
  Capital gains income...      21,614,744       --                  34,687,769        --                38,706       2,695,768
  Net realized gain
   (loss) on security
   transactions..........       1,643,658       --                   2,276,572        (490,628)        969,630        (488,089)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     410,209,012       --                 168,562,628      18,815,991      34,721,169      32,521,726
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     481,464,410          56,945          203,154,006      29,873,408      37,272,059      35,835,999
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
UNIT TRANSACTIONS:
  Purchases..............     189,985,618         247,760          164,142,420       9,787,879      22,856,837      27,669,493
  Net transfers..........      (5,608,414)          17,612         104,275,366     (15,085,789)     14,885,934     (24,115,834)
  Surrenders.............    (110,192,361)         (76,250)        (29,551,158)    (16,689,694)     (4,088,509)     (12,086,298)
  Net annuity
   transactions..........         487,625          84,208              482,089          13,331          84,999         124,982
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      74,672,468         273,330          239,348,717     (21,974,273)     33,739,261      (8,407,657)
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  Total increase
   (decrease) in net
   assets................     556,136,878         330,275          442,502,723       7,899,135      71,011,320      27,428,342
NET ASSETS:
  Beginning of period....   1,801,080,912       1,211,601          632,468,929     213,516,603      94,384,052     300,879,623
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  End of period.......... $ 2,357,217,790      $1,541,876       $1,074,971,652    $221,415,738   $ 165,395,372    $328,307,965
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
                          ---------------     -----------      ----------------- --------------- ------------- ------------------

                           DIVIDEND AND
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................  $  2,667,791
  Capital gains income...     2,810,352
  Net realized gain
   (loss) on security
   transactions..........        (3,931)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    38,471,770
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    43,945,982
                           -------------
UNIT TRANSACTIONS:
  Purchases..............    99,649,393
  Net transfers..........    73,409,821
  Surrenders.............    (8,580,693)
  Net annuity
   transactions..........       330,214
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   164,808,735
                           -------------
  Total increase
   (decrease) in net
   assets................   208,754,717
NET ASSETS:
  Beginning of period....   115,579,204
                           -------------
  End of period..........  $324,333,921
                           -------------
                           -------------
                           DIVIDEND AND
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................  $  1,044,698
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         4,933
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    18,047,295
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    19,096,926
                           -------------
UNIT TRANSACTIONS:
  Purchases..............    37,005,986
  Net transfers..........    31,702,670
  Surrenders.............    (2,159,189)
  Net annuity
   transactions..........        77,507
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    66,626,974
                           -------------
  Total increase
   (decrease) in net
   assets................    85,723,900
NET ASSETS:
  Beginning of period....    29,855,304
                           -------------
  End of period..........  $115,579,204
                           -------------
                           -------------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT TWO


STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996



                               CALVERT
                             RESPONSIBLY
                              INVESTED
                              BALANCED       INTERNATIONAL         SMALL             SMITH BARNEY
                              PORTFOLIO      ADVISERS FUND      COMPANY FUND      DAILY DIVIDEND FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT***         SUB-ACCOUNT
                           ---------------   -------------   ------------------   -------------------
OPERATIONS:
  Net investment income
   (loss)................    $     29,407    $    644,546       $   (17,678)           $ 22,053
  Capital gains income...         140,994         595,787          --                  --
  Net realized gain
   (loss) on security
   transactions..........           6,518          (3,562)              922            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          78,661         708,119            74,459            --
                           ---------------   -------------   ------------------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         255,580       1,944,890            57,703              22,053
                           ---------------   -------------   ------------------        --------
UNIT TRANSACTIONS:
  Purchases..............         501,957      10,618,419         4,333,960                  25
  Net transfers..........          86,346      10,257,798         9,203,248            --
  Surrenders.............         (81,242)       (609,471)          (48,819)            (10,494)
  Net annuity
   transactions..........         135,085         --               --                  --
                           ---------------   -------------   ------------------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         642,146      20,266,746        13,488,389             (10,469)
                           ---------------   -------------   ------------------        --------
  Total increase
   (decrease) in net
   assets................         897,726      22,211,636        13,546,092              11,584
NET ASSETS:
  Beginning of period....       1,763,503       7,597,538          --                   569,347
                           ---------------   -------------   ------------------        --------
  End of period..........    $  2,661,229    $ 29,809,174       $13,546,092            $580,931
                           ---------------   -------------   ------------------        --------
                           ---------------   -------------   ------------------        --------

STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1995

                               CALVERT
                             RESPONSIBLY
                              INVESTED                          SMITH BARNEY
                              BALANCED       INTERNATIONAL     CASH PORTFOLIO        SMITH BARNEY
                              PORTFOLIO      ADVISERS FUND        CLASS A          APPRECIATION FUND
                             SUB-ACCOUNT     SUB-ACCOUNT*       SUB-ACCOUNT           SUB-ACCOUNT
                           ---------------   -------------   ------------------   -------------------
OPERATIONS:
  Net investment income
   (loss)................    $     87,446    $    164,074       $    26,340            $  1,041
  Capital gains income...          50,438         --               --                    11,468
  Net realized gain
   (loss) on security
   transactions..........           1,044           6,279          --                       148
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         184,034         177,844          --                    20,104
                           ---------------   -------------   ------------------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         322,962         348,197            26,340              32,761
                           ---------------   -------------   ------------------        --------
UNIT TRANSACTIONS:
  Purchases..............         394,157       2,632,312          --                        50
  Net transfers..........          19,199       4,663,681           (10,709)           --
  Surrenders.............         (28,010)        (46,652)          (92,200)             (1,598)
  Net annuity
   transactions..........          30,857         --               --                  --
                           ---------------   -------------   ------------------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         416,203       7,249,341          (102,909)             (1,548)
                           ---------------   -------------   ------------------        --------
  Total increase
   (decrease) in net
   assets................         739,165       7,597,538           (76,569)             31,213
NET ASSETS:
  Beginning of period....       1,024,338         --                645,916             117,221
                           ---------------   -------------   ------------------        --------
  End of period..........    $  1,763,503    $  7,597,538       $   569,347            $148,434
                           ---------------   -------------   ------------------        --------
                           ---------------   -------------   ------------------        --------



  * From inception, March 31, 1995, to December 31, 1995.


 ** From inception, July 1, 1995, to December 31, 1995.


*** From inception, August 9, 1996, to December 31, 1996.


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                               SMITH BARNEY
                                                GOVERNMENT          TCI                        FIDELITY VIP      FIDELITY VIP II
                            SMITH BARNEY        PORTFOLIO        ADVANTAGE         TCI           OVERSEAS         ASSET MANAGER
                          APPRECIATION FUND      CLASS A            FUND       GROWTH FUND      PORTFOLIO           PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                          -----------------   --------------   --------------  -----------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $ 15,035           $ 1,646          $  5,374     $   86,878       $   (4,777)         $   14,241
  Capital gains income...      --                 --               --              --                4,080            --
  Net realized gain
   (loss) on security
   transactions..........          174            --                  (110)           527              985                 (71)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       11,776            --                 4,528       (155,560)          77,918             126,112
                              --------           -------       --------------  -----------  ------------------  ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       26,985             1,646             9,792        (68,155)          78,206             140,282
                              --------           -------       --------------  -----------  ------------------  ------------------
UNIT TRANSACTIONS:
  Purchases..............      --                 --                52,991        278,606          196,292             268,755
  Net transfers..........      --                 --                63,519        248,714          626,400           1,181,511
  Surrenders.............       (2,558)           (4,273)             (218)       (13,223)         (27,202)            (95,811)
  Net annuity
   transactions..........      --                 --                  (410)          (374)        --                  --
                              --------           -------       --------------  -----------  ------------------  ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (2,558)           (4,273)          115,882        513,723          795,490           1,354,455
                              --------           -------       --------------  -----------  ------------------  ------------------
  Total increase
   (decrease) in net
   assets................       24,427            (2,627)          125,674        445,568          873,696           1,494,737
NET ASSETS:
  Beginning of period....      148,434            42,469            46,921        693,422          186,893             339,278
                              --------           -------       --------------  -----------  ------------------  ------------------
  End of period..........     $172,861           $39,842          $172,595     $1,138,990       $1,060,589          $1,834,015
                              --------           -------       --------------  -----------  ------------------  ------------------
                              --------           -------       --------------  -----------  ------------------  ------------------

                            SMITH BARNEY                                        FIDELITY
                             GOVERNMENT                                            VIP       FIDELITY VIP II     FIDELITY VIP II
                              PORTFOLIO            TCI              TCI         OVERSEAS      ASSET MANAGER         CONTRAFUND
                               CLASS A        ADVANTAGE FUND    GROWTH FUND     PORTFOLIO       PORTFOLIO           PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT**   SUB-ACCOUNT**   SUB- ACCOUNT**     SUB- ACCOUNT**
                          -----------------   --------------   --------------  -----------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  1,938           $   549          $ (2,133)    $     (491)      $   (1,491)         $   19,233
  Capital gains income...      --                 --               --              --             --                  --
  Net realized gain
   (loss) on security
   transactions..........      --                    (90)              938           (240)             456                (577)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                  1,195             6,645          3,459           18,860              17,225
                              --------           -------       --------------  -----------  ------------------  ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,938             1,654             5,450          2,728           17,825              35,881
                              --------           -------       --------------  -----------  ------------------  ------------------
UNIT TRANSACTIONS:
  Purchases..............      --                 15,135            30,024         21,829           32,160              89,641
  Net transfers..........      --                 40,646           669,352        172,761          300,031           1,871,915
  Surrenders.............       (7,562)          (19,236)          (20,127)       (10,425)         (10,738)            (11,744)
  Net annuity
   transactions..........      --                  8,722             8,723         --             --                  --
                              --------           -------       --------------  -----------  ------------------  ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (7,562)           45,267           687,972        184,165          321,453           1,949,812
                              --------           -------       --------------  -----------  ------------------  ------------------
  Total increase
   (decrease) in net
   assets................       (5,624)           46,921           693,422        186,893          339,278           1,985,693
NET ASSETS:
  Beginning of period....       48,093            --               --              --             --                  --
                              --------           -------       --------------  -----------  ------------------  ------------------
  End of period..........     $ 42,469           $46,921          $693,422     $  186,893       $  339,278          $1,985,693
                              --------           -------       --------------  -----------  ------------------  ------------------
                              --------           -------       --------------  -----------  ------------------  ------------------

                                             FIDELITY
                           FIDELITY VIP II      VIP
                             CONTRAFUND       GROWTH
                              PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $  (35,654)    $   10,178
  Capital gains income...       --             115,329
  Net realized gain
   (loss) on security
   transactions..........          (377)        (6,795)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       910,896        420,263
                           ---------------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       874,865        538,975
                           ---------------  -----------
UNIT TRANSACTIONS:
  Purchases..............       928,554      1,249,738
  Net transfers..........     3,162,455      3,357,091
  Surrenders.............      (279,972)      (334,425)
  Net annuity
   transactions..........       --              --
                           ---------------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,811,037      4,272,404
                           ---------------  -----------
  Total increase
   (decrease) in net
   assets................     4,685,902      4,811,379
NET ASSETS:
  Beginning of period....     1,985,693      2,204,486
                           ---------------  -----------
  End of period..........    $6,671,595     $7,015,865
                           ---------------  -----------
                           ---------------  -----------

                            FIDELITY VIP
                               GROWTH
                              PORTFOLIO
                            SUB-ACCOUNT**
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $   (6,603)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        (2,056)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (34,445)
                           ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (43,104)
                           ---------------
UNIT TRANSACTIONS:
  Purchases..............       120,267
  Net transfers..........     2,148,417
  Surrenders.............       (21,094)
  Net annuity
   transactions..........       --
                           ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,247,590
                           ---------------
  Total increase
   (decrease) in net
   assets................     2,204,486
NET ASSETS:
  Beginning of period....       --
                           ---------------
  End of period..........    $2,204,486
                           ---------------
                           ---------------

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                              SEPARATE ACCOUNT TWO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996


---------------------------------------------------

 1. ORGANIZATION:


Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES:


    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:



    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.



    b) SECURITY VALUATION--The investment in shares of the Hartford, Smith Barney, TCI, Fidelity and Calvert Responsibily Invested Series mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.



    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.



    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.



---------------------------------------------------

 3.ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:


    a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets.



    b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits


     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a)  Principal Underwriter Agreement.(2)

          (3)  (b)  Form of Dealer Agreement.(2)

          (4)  Form of Individual Flexible Premium Variable Annuity
               Contract.(1)

          (5)  Form of Application.(1)

          (6) (a)  Articles of Incorporation of Hartford.(3)

          (6) (b)  Bylaws of Hartford.(1)

          (7)  Not applicable.

          (8)  Not applicable.

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.


---------------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 19, to the Registration Statement File No. 33-73570, filed on April 14, 1997.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

Item 25. Directors and Officers of the Depositor



NAME                                             POSITION WITH HARTFORD
Wendell J. Bossen                                Vice President
Gregory A. Boyko                                 Senior Vice President, Chief Financial Officer, and Treasurer, Director*
Peter W. Cummins                                 Senior Vice President
Ann M. de Raismes                                Senior Vice President
Timothy M. Fitch                                 Vice President and Actuary
Bruce D. Gardner                                 Vice President
J. Richard Garrett                               Vice President and Assistant Treasurer
John P. Ginnetti                                 Executive Vice President & Director of Asset Management Services,
                                                 Director*
William A. Godfrey, III                          Senior Vice President
Lynda Godkin                                     Senior Vice President, General Counsel and Corporate Secretary,
                                                 Director*
Lois W. Grady                                    Vice President
Christopher Graham                               Vice President
David A. Hall                                    Vice President and Actuary
Stephen T. Joyce                                 Vice President
Robert A. Kerzner                                Vice President
Steven M. Maher                                  Vice President and Actuary
William B. Malchodi, Jr.                         Vice President and Director of Taxes
Thomas M. Marra                                  Executive Vice President and Director, Individual Life and Annuity
                                                 Division, Director*
Robert F. Nolan                                  Senior Vice President
Joseph J. Noto                                   Vice President
Michael C. O'Halloran                            Vice President
Craig R. Raymond                                 Senior Vice President and Chief Actuary
Donald A. Salama                                 Vice President
Timothy P. Schiltz                               Vice President
Lowndes A. Smith                                 President and Chief Executive Officer, Director*
Edward A. Sweeney                                Vice President
Raymond P. Welnicki                              Senior Vice President and Director, Employee Benefit
                                                 Division, Director*
Walter C. Welsh                                  Senior Vice President
Lizabeth H. Zlatkus                              Senior Vice President, Director*
David M. Znamierowski                            Senior Vice President


Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26.  Persons Controlled By or Under Common Control with the
          Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners


          As of September 30, 1997, there were 75,154 Contract Owners.

Item 28. Indemnification


Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.



The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat.
Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they become subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.



The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.



Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under Article III, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.



Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters


          (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One Hartford Life Insurance Company - Separate Account Two Hartford Life Insurance Company - Separate Account Two
                (DC Variable Account I)
               Hartford Life Insurance Company - Separate Account Two
                (DC Variable Account II)
               Hartford Life Insurance Company - Separate Account Two
                (QP Variable Account)
               Hartford Life Insurance Company - Separate Account Two
                (Variable Account "A")
               Hartford Life Insurance Company - Separate Account Two
                (NQ Variable Account)
               Hartford Life Insurance Company - Putnam Capital Manager
                Trust Separate Account
               Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five ITT Hartford Life and Annuity Insurance Company - Separate
                Account One
               ITT Hartford Life and Annuity Insurance Company - Putnam
                Capital Manager Trust Separate Account Two

               ITT Hartford Life and Annuity Insurance Company - Separate
                Account Three
               ITT Hartford Life and Annuity Insurance Company - Separate
                Account Five
               ITT Hartford Life and Annuity Insurance Company - Separate
                Account Six
               American Maturity Life Insurance - Separate Account AMLVA


          (b)  Directors and Officers of HSD



               Name and Principal              Positions and Offices
               Business Address                with Underwriter
               ----------------                ----------------

               Lowndes A. Smith                President and Chief Executive Officer, Director
               John P. Ginnetti                Executive Vice President, Director
               Thomas M. Marra                 Executive Vice President, Director
               Peter W. Cummins                Senior Vice President
               Lynda Godkin                    Senior Vice President, General Counsel and
                                               Corporate Secretary
               Donald E. Waggaman, Jr.         Treasurer
               George R. Jay                   Controller
               Paul E. Olson                   Supervising Registered Principal
               James Cubanski                  Assistant Secretary
               Stephen T. Joyce                Assistant Secretary
               Glen J. Kvadus                  Assistant Secretary
               Edward M. Ryan, Jr.             Assistant Secretary




               Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 14th day of October, 1997.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
    (Registrant)

*By: /s/ Thomas M. Marra                      *By:  /s/ Leslie T. Soler
     ----------------------------                   ----------------------
     Thomas M. Marra, Executive Vice                Leslie T. Soler
     President and Director, Individual             Attorney-in-Fact
     Life and Annuity Division, Director

HARTFORD LIFE INSURANCE COMPANY
     (Depositor)

*By:   /s/ Thomas M. Marra
       ----------------------------
       Thomas M. Marra, Executive Vice
     President and Director, Individual
     Life and Annuity Division, Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Gregory A. Boyko, Senior Vice President,
    Chief Financial Officer, and Treasurer,
    Director *                                 *By:  /s/ Leslie T. Soler
John P. Ginnetti, Executive Vice                   -----------------------
   President and Director, Asset Management        Leslie T. Soler
   Services, Director *                            Attorney-in-Fact
Lynda Godkin, Senior Vice President, General    Dated: October 14, 1997
   Counsel and Corporate Secretary, Director *
Thomas M. Marra, Executive Vice
     President and Director, Individual Life
     and Annuity Division, Director *
Lowndes A. Smith, President and
   Chief Executive Officer, Director *
Raymond P. Welnicki, Senior Vice
   President and Director, Employee
   Benefit Division, Director *
Lizabeth H. Zlatkus, Senior Vice President,
   Director *

                                 EXHIBIT INDEX



      9.  Opinion and Consent of Lynda Godkin, General Counsel

     10.  Consent of Arthur Andersen LLP, Independent Public Accountants

     15. Power of Attorney

     16. Organizational Chart